Exhibit 99.3
Exception Grades
Run Date - 11/2/2021 5:09:27 PM

AMC Loan ID	Customer Loan ID	Seller Loan ID	Investor Loan Number	Loan Exception ID	Exception ID	Exception Date	Exception Type	Exception Category	Exception Subcategory	15E Category	Exception	Exception Detail	Exception Information	Compensating Factors	Compensating Factor Information	Applying Party	Follow-up Comments	Cleared Date	Cured Date	Waived Date	Exception Level Grade	Exception Level Rating	Note Date	Property State	Occupancy	Purpose	Exception Remediation	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Final Loan Grade	Compliance Initial Loan Grade	Compliance Final Loan Grade	Property Initial Loan Grade	Property Final Loan Grade	Originator QM ATR Status	TPR QM ATR Status	Is Curable
215752827	XXXX	XXXX		22574470			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-02): Lender provided a copy of the CDA report supporting the appraised value. Buyer Comment (2018-08-02): RDA	08/02/2018			1	A		FL	Primary	Purchase		C	A	A	A	B	A	C	A	Non QM	Non QM	No
215752827	XXXX	XXXX		22574495			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.13702% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an investor allowable total of [Redact] (an overage of [Redact] or .13702%).					Reviewer Comment (2018-08-30): Updated guidance was provided; the FNMA points and fees testing is not required.	08/30/2018			1	A		FL	Primary	Purchase		C	A	A	A	B	A	C	A	Non QM	Non QM	Yes
215752827	XXXX	XXXX		22574504			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact] )	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made .				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		FL	Primary	Purchase		C	A	A	A	B	A	C	A	Non QM	Non QM	No
215752827	XXXX	XXXX		22574510			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-07-30): Lender provided proof of the borrower's electronic receipt of the Affiliated Business Arrangement Disclosure.	07/30/2018			1	A		FL	Primary	Purchase		C	A	A	A	B	A	C	A	Non QM	Non QM	No
215752827	XXXX	XXXX		22574521			Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The title fees were disclosed in section B of the final CD (Services Borrower Did Not Shop For); however the fees were payable to a provider that was not disclosed on the SSPL and should have been disclosed is section C (Services Borrower Did Not Shop For). Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-07-31): Lender provided a post-close CD correctly disclosing the fees in the proper section.	07/31/2018			1	A		FL	Primary	Purchase	Good Faith Redisclosure	C	A	A	A	B	A	C	A	Non QM	Non QM	Yes
215752828	XXXX	XXXX		22574477			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.11468% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an investor allowable total of [Redact] (an overage of [Redact] or .11468%).					Reviewer Comment (2018-08-30): Updated guidance was provided; the FNMA points and fees testing is not required.	08/30/2018			1	A		MN	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752828	XXXX	XXXX		22574485			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	Minnesota Subprime Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of USTreasury [Redact] + 3%, or [Redact] Compliant Subprime Loan.					Reviewer Comment (2018-07-30): Seller provided proof of the borrower's electronic receipt of the Affiliated Business Arrangement Disclosure.	07/30/2018			1	A		MN	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752828	XXXX	XXXX		22574492			Compliance	Compliance	State Compliance	State HPML	(State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold)	Minnesota Subprime Loan: APR on subject loan of 7.90320% or Final Disclosure APR of 7.90800% is in excess of allowable threshold of USTreasury 3.0500% + 3%, or 6.05000%. Compliant Subprime Loan.									1	B		MN	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752828	XXXX	XXXX		22574501			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2018-08-10): Lender provided proof of the borrowers receipt of the re-disclosed LE.

Buyer Comment (2018-08-09): Attached is an LE and a CD that were wet signed and confirm to the required timing.

Reviewer Comment (2018-08-03): Lender provided a rebuttal stating last LE sent on [Redact]  and since we had E-consent that would allow us to sign on [Redact]  as per timing guide when you have E-consent and the borrower don't view the document. Borrowers signed on the [Redact] .  Proof of the borrower's receipt of the disclosure on or before [Redact]  is required since the initial CD was issued [Redact] .  Condition remains

Buyer Comment (2018-08-03): See Response to timing on last LE to CD
																		08/10/2018			1	A		MN	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752828	XXXX	XXXX		22574503			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-02): Lender provided a copy of the CDA report supporting the appraised value. Buyer Comment (2018-08-02): RDA	08/02/2018			1	A		MN	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752828	XXXX	XXXX		22574508			Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact] )	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-07-20): Lender provided a post-close CD correcting the Calculating Cash to Close section.		07/20/2018		2	B		MN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752828	XXXX	XXXX		22574515			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing. (Interim/[Redact] )	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-08-10): Lender provided proof of the borrowers receipt of the re-disclosed LE. Reviewer Comment (2018-08-03): Lender provided a rebuttal stating last LE sent on [Redact] and since we had E-consent that would allow us to sign on [Redact] as per timing guide when you have E-consent and the borrower don't view the document. Borrowers signed on the [Redact] . Proof of the borrower's receipt of the disclosure on or before [Redact] is required since the initial CD was issued [Redact] . Condition remains Buyer Comment (2018-08-03): See Response to timing on last LE to CD	08/10/2018			1	A		MN	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752828	XXXX	XXXX		22574522			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify if the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		MN	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752828	XXXX	XXXX		22574529			Compliance	Compliance	Federal Compliance	TRID	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-07-20): Lender provided a post-close CD disclosing the Lender's Contact and Contact NMLS #.		07/20/2018		2	B		MN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752829	XXXX	XXXX		22574526			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Non QM	Non QM	No
215752829	XXXX	XXXX		22574530			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact] )	Cure for Loan Discount Points fee tolerance violation of [Redact] was not provided.				Reviewer Comment (2018-08-06): Lender provided a post-close CD correcting the Calculating Cash to Close section.		08/06/2018		2	B		NJ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	C	A	Non QM	Non QM	Yes
215752829	XXXX	XXXX		22574532			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-26): Lender provided a valid change of circumstance disclosure for the addition of the fee	08/26/2018			1	A		NJ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	C	A	Non QM	Non QM	Yes
215752829	XXXX	XXXX		22574537			Credit	Income / Employment	Income Documentation	Income / Employment	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower. (7200)	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2018-08-08): Lender provided a copy of the P&L statements covering the bank statement period. Buyer Comment (2018-08-07): P and L	08/08/2018			1	A		NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Non QM	Non QM	No
215752829	XXXX	XXXX		22574542			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,350.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower. (7200)	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2018-08-26): Lender provided a valid change of circumstance disclosure for the addition of the fee	08/26/2018			1	A		NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Non QM	Non QM	Yes
215752829	XXXX	XXXX		22574545			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-08): Lender provided a copy of the CDA report supporting the appraised value. Buyer Comment (2018-08-07): RDA	08/08/2018			1	A		NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Non QM	Non QM	No
215752829	XXXX	XXXX		22574548			Credit	Missing Document	General	Missing Document	Missing Document: AVM not provided		The loan amount was > [Redact] and per the guidelines an appraisal review was required. The file was missing the AVM, Desk Review, Field Review, or a full second appraisal supporting the appraised value.				Reviewer Comment (2018-08-08): Lender provided a copy of the desk review obtained prior to closing as required by the guidelines. Buyer Comment (2018-08-07): Rev apprsl	08/08/2018			1	A		NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Non QM	Non QM	No
215752834	XXXX	XXXX		22574479			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact] )	Cure of [Redact] was reflected for the appraisal fee tolerance violation; however it was insufficient to cure the 3rd Party Processing and Loan Discount Points fee violation of [Redact]				Reviewer Comment (2018-09-10): Lender provided a post-close CD disclosing an additional tolerance cure Buyer Comment (2018-09-07): Cure provided for [Redact] and [Redact] processing fee total cure amount in J [Redact] PCCD attached will forward Check and Tracking	09/10/2018			1	A		GA	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752834	XXXX	XXXX		22574482			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on [Redact] reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/[Redact] )	The final CD disclosed the Broker was the payee of the 3rd Party Processing Fee. Fees paid to the Broker or Lender must be disclosed in section A. Provide a post-close CD moving the fee to section A or identifying the fee in section B as a pass-through fee and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-09-10): Lender provided a cure on the final CD. Reviewer Comment (2018-08-01): Lender provided a cure on the final CD.	09/10/2018			1	A		GA	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752834	XXXX	XXXX		22574488			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact] )	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-09-10): Lender provided a post-close CD disclosing an additional tolerance cure Buyer Comment (2018-09-07): Cure provided for [Redact] and [Redact] processing fee total cure amount in J [Redact] PCCD attached will forward Check and Tracking	09/10/2018			1	A		GA	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752834	XXXX	XXXX		22574494			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee was disclosed as [Redact] on the initial LE, but disclosed as [Redact] on the Final Closing Disclosure.				Reviewer Comment (2018-09-12): Lender provided a revised fully executed 1003 identifying the co-borrower as a US Citizen. Buyer Comment (2018-09-12): Corrected 1003 with borrowers correct status. Reviewer Comment (2018-08-03): Lender provided an additional copy of the permanent resident card for the borrower. The permanent resident card for the co-borrower is still missing. Condition remains Buyer Comment (2018-08-03): Residency proof	09/12/2018			1	A		GA	Investment	Purchase		C	B	C	A	C	B	C	A	N/A	N/A	No
215752834	XXXX	XXXX		22574502			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower. (7506)	Lender provided a cure on the post-close CD				Reviewer Comment (2018-10-03): Letter of Explanation & Corrected Closing Disclosure provided Reviewer Comment (2018-09-10): Lender provided a post-close CD disclosing an additional tolerance cure of [Redact] however the file was missing a copy of the refund check and proof of delivery/receipt.		10/03/2018		2	B		GA	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752834	XXXX	XXXX		22574505			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)
The Loan Discount Points Fee was disclosed as [Redact] on the initial CD, but disclosed as [Redact] on the Final Closing Disclosure.  Note: the file contained a change of circumstance disclosure for the CD issued [Redact] ; however the CD issued [Redact]  disclosed a Closing date of [Redact]  which is more than 7 days from closing.  As a result, the CD cannot be used to rebaseline the fee.  A post-close CD disclosing the additional tolerance cure of [Redact] is required, along with a copy of the refund check, proof of delivery, and a copy of the detailed letter of explanation sent to the borrower disclosing the changes made.
																					2	B		GA	Investment	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752834	XXXX	XXXX		22574511			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-08): Lender provided a copy of the CDA report supporting the appraised value. Buyer Comment (2018-08-07): RDA	08/08/2018			1	A		GA	Investment	Purchase		C	B	C	A	C	B	C	A	N/A	N/A	No
215752834	XXXX	XXXX		22574518			Credit	Missing Document	General	Missing Document	Missing Document: AVM not provided		The subject is an investment property and per the guidelines an appraisal review was required. The file was missing the AVM, Desk Review, Field Review, or a full second appraisal supporting the appraised value.				Reviewer Comment (2018-08-03): Seller provided appraisal review required by guidelines. Buyer Comment (2018-08-03): Appraisal Rev	08/03/2018			1	A		GA	Investment	Purchase		C	B	C	A	C	B	C	A	N/A	N/A	No
215752834	XXXX	XXXX		22574528			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,218.98 exceeds tolerance of $3,344.73. Sufficient or excess cure was provided to the borrower. (7200)	Lender provided a cure on the post-close CD				Reviewer Comment (2018-09-10): Lender provided a post-close CD disclosing an additional tolerance cure		09/10/2018		2	B		GA	Investment	Purchase		C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752834	XXXX	XXXX		22574535			Compliance	Compliance	Federal Compliance	TRID	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-09-10): Cure provided on the final CD		09/10/2018		2	B		GA	Investment	Purchase		C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752834	XXXX	XXXX		22574539			Compliance	Compliance	Federal Compliance	TRID	Missing Document: AVM not provided		The subject is an investment property and per the guidelines an appraisal review was required. The file was missing the AVM, Desk Review, Field Review, or a full second appraisal supporting the appraised value.				Reviewer Comment (2018-09-10): Lender provided a post-close CD disclosing an additional tolerance cure		09/10/2018		2	B		GA	Investment	Purchase		C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752835	XXXX	XXXX		22574580			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact] )	A [Redact] cure was provided, which is insufficient the tolerance violation of [Redact] The file was missing documentation verifying the actual amount (not rounded) of the transfer taxes disclosed on the LE.				Reviewer Comment (2018-07-20): Lender provided a post-close CD correcting the prepaid property taxes.		07/20/2018		2	B		TN	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752835	XXXX	XXXX		22574581			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-07-20): Lender provided a post-close CD correcting the Calculating Cash to Close section.		07/20/2018		2	B		TN	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752835	XXXX	XXXX		22574582			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact] )	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-07-25): Lender provided documentation verifying the un-rounded amount of Transfer Taxes disclosed on the initial LE. The tolerance cure provided at closing was sufficient. Buyer Comment (2018-07-24): Additional Cure is not required rounding for cents to reflect whole dollar mounts on the LE is permissible for disclosure and is not outside of compliance. Baseline threshold was set at actual amount of [Redact] curative action of [Redact] is accurate. See Attached Compliance Rebuttal	07/25/2018			1	A		TN	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752835	XXXX	XXXX		22574583			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (8304)	The Transfer Tax Fee disclosed as [Redact] on the initial LE, but disclosed as [Redact] on Final Closing Disclosure. Note: A [Redact] cure was provided, which is insufficient. The file was missing documentation verifying the actual amount (not rounded) of the transfer taxes disclosed on the LE.				Reviewer Comment (2018-07-25): Lender provided documentation verifying the un-rounded amount of Transfer Taxes disclosed on the initial LE. The tolerance cure provided at closing was sufficient. Buyer Comment (2018-07-24): Additional Cure is not required rounding for cents to reflect whole dollar mounts on the LE is permissible for disclosure and is not outside of compliance. Baseline threshold was set at actual amount of [Redact] curative action of [Redact] is accurate. See attached compliance rebuttal	07/25/2018			1	A		TN	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752835	XXXX	XXXX		22574584			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-02): Lender provided a copy of the CDA report supporting the appraised value. Buyer Comment (2018-08-02): RDA	08/02/2018			1	A		TN	Primary	Refinance - Cash-out - Home Improvement		C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752835	XXXX	XXXX		22574586			Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		The number of months of prepaid homeowner's insurance disclosed in section F of the post-close CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-07-25): Seller provided a post-close CD correcting the number of months of prepaid homeowner's insurance.		07/25/2018		2	B		TN	Primary	Refinance - Cash-out - Home Improvement		C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752835	XXXX	XXXX		22574587			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $135.99 exceeds tolerance of $134.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)							07/25/2018		1	A		TN	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752839	XXXX	XXXX		22574565			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-08-06): Lender provided a copy of the CDA report supporting the appraised value. Buyer Comment (2018-08-06): RDA	08/06/2018			1	A		UT	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752839	XXXX	XXXX		22574567			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The file was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the borrower's electronic receipt of the disclosure.				Reviewer Comment (2018-08-06): Lender provided a copy of the disclosure. Buyer Comment (2018-08-06): FACTA	08/06/2018			1	A		UT	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752839	XXXX	XXXX		22574571			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-07-30): Lender provided a post-close CD correcting the Calculating Cash to Close section.		07/30/2018		2	B		UT	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752839	XXXX	XXXX		22574574			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $59.25 exceeds tolerance of $27.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)							07/26/2018		1	A		UT	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752839	XXXX	XXXX		22574576			Compliance	Compliance	Federal Compliance	TILA	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2018-08-15): Lender provided a copy of the disclosure	08/15/2018			1	A		UT	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752839	XXXX	XXXX		22574577			Compliance	Compliance	Federal Compliance	TRID	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-08-06): Lender provided a copy of the disclosure within three business days of the application date. Buyer Comment (2018-08-06): Disclosures were sent out via email (see date of document and dated the [Redact] . the borrower didn't sign them until the [Redact]	08/06/2018			1	A		UT	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752839	XXXX	XXXX		22574578			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The file was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the borrower's electronic receipt of the disclosure.				Reviewer Comment (2018-08-06): Lender provided proof of the borrower's electronic receipt of the Affiliated Business Arrangement Disclosure. Buyer Comment (2018-08-06): Affiliated discl	08/06/2018			1	A		UT	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752840	XXXX	XXXX		22574550			Compliance	Compliance	Federal Compliance	TRID	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-08-15): Lender provided a post-close CD correcting the Calculating Cash to Close section.		08/15/2018		2	B		MI	Investment	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	N/A	N/A	Yes
215752840	XXXX	XXXX		22574551			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2018-08-22): Lender provided proof of the borrowers receipt of the re-disclosed CD Buyer Comment (2018-08-21): Tracking Attached Reviewer Comment (2018-08-15): Lender provided proof of the borrowers receipt of the initial LE; however the file is missing proof of the borrowers receipt of the CD issued [Redact] . Condition remains	08/22/2018			1	A		MI	Investment	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	B	C	B	C	A	N/A	N/A	No
215752840	XXXX	XXXX		22574552			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-08-06): Lender provided a copy of the CDA report supporting the appraised value. Buyer Comment (2018-08-06): RDA	08/06/2018			1	A		MI	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	N/A	N/A	No
215752840	XXXX	XXXX		22574553			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $28.10 exceeds tolerance of $27.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)							07/30/2018		1	A		MI	Investment	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	C	B	C	A	N/A	N/A	Yes
215752840	XXXX	XXXX		22574555			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	The loan closed with a loan amount of [Redact] which is less than the guideline minimum of [Redact]	29.90% DTI < 50.00% guideline max - 20.10% below program guideline maximum PITIA reserves above minimum by 6 months or greater Residual income (> $2,500) greater than guideline ($1,500).			Reviewer Comment (2018-07-31): Lender made an exception for the loan amount below the guideline minimum.			07/31/2018	2	B		MI	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	N/A	N/A	No
215752841	XXXX	XXXX		22574596			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-08-06): Lender provided a copy of the CDA report supporting the appraised value. Buyer Comment (2018-08-06): RDA	08/06/2018			1	A		CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	B	Non QM	Non QM	No
215752841	XXXX	XXXX		22574599			Credit	Income / Employment	Income Documentation	Income / Employment	General Ability To Repay Provision Income and Assets - Bank Statements	Ability to Repay (Dodd-Frank 2014): Unable to verify Bank Statement income using reasonably reliable third-party records. ([Redact] /[Redact] )	The file is missing verification of both borrower's two year self-employment history.				Reviewer Comment (2018-08-15): Lender provided proof of both borrowers self-employment history Reviewer Comment (2018-08-14): Lender provided the required P&L statements for the borrower's self-employment; however the file was missing verification the business has been in existence for at least 2 years. Condition remains Buyer Comment (2018-08-13): Bank Statements and P&L	08/15/2018			1	A		CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	B	Non QM	Non QM	No
215752841	XXXX	XXXX		22574603			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. ([Redact] /[Redact] )	The file is missing verification of both borrower's two year self-employment history.				Reviewer Comment (2018-08-15): Lender provided proof of both borrowers self-employment history	08/15/2018			1	A		CO	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	C	A	C	B	C	B	Non QM	Non QM	Yes
215752841	XXXX	XXXX		22574604			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. ([Redact] /[Redact] )	A P&L and verification business has been in existence for 2 years is not located in file and is required.				Reviewer Comment (2018-08-15): Lender provided proof of both borrowers self-employment history	08/15/2018			1	A		CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	B	Non QM	Non QM	No
215752841	XXXX	XXXX		22574605			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income Docs Missing:	Borrower: [Redact]	The file was missing a copy of the YTD P&L and verification business has been in existence for 2 years, as required by the guidelines.				Reviewer Comment (2018-08-15): Lender provided proof of both borrowers self-employment history	08/15/2018			1	A		CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	B	Non QM	Non QM	No
215752841	XXXX	XXXX		22574606			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income Docs Missing:	Borrower: [Redact]	The file was missing a copy of the YTD P&L and verification business has been in existence for 2 years, as required by the guidelines.				Reviewer Comment (2018-08-15): Lender provided proof of both borrowers self-employment history	08/15/2018			1	A		CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	B	Non QM	Non QM	No
215752841	XXXX	XXXX		22574607			Compliance	Compliance	Federal Compliance	ATR/QM	Colorado CCC First Lien Disclosure	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.	The file was missing a copy of the Colorado First Lien Refinance Notice.				Reviewer Comment (2018-08-15): Lender provided proof of both borrowers self-employment history	08/15/2018			1	A		CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	B	Non QM	Non QM	No
215752841	XXXX	XXXX		22574608			Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers.				Reviewer Comment (2018-08-15): Lender provided a copy of the disclosure	08/15/2018			1	A		CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	B	Non QM	Non QM	No
215752841	XXXX	XXXX		22574609			Compliance	Compliance	Federal Compliance	TRID	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.
Reviewer Comment (2018-09-07): Lender provided a post-close CD correcting the Calculating Cash to Close section.

Reviewer Comment (2018-09-07): Lender provided a post-close CD disclosing the Closing Costs Financed; however the amount was incorrect.  The prior response did not take into account the cash from the borrower at closing and an incorrect amount was requested.  The correct amount of Closing Costs Financed should be [Redact] (Closing Costs - Cash from borrower).  Condition remains

Reviewer Comment (2018-08-19): Closing Costs Financed disclosed in the Calculated Cash to Close section of [Redact] did not match the calculated amount of [Redact]  Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.  Condition remains

Buyer Comment (2018-08-19): Cash to closed reduced by lender credit of [Redact] and itemized on page 2 under section B fees.
																			09/07/2018		2	B		CO	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	B	Non QM	Non QM	Yes
215752841	XXXX	XXXX		22574610			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made. Note: the Closing Costs Financed was disclosed on the post-close CD issued [Redact] ; however an incorrect amount was disclosed.				Reviewer Comment (2018-08-15): Lender provided a copy of the disclosure	08/15/2018			1	A		CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	B	Non QM	Non QM	No
215752841	XXXX	XXXX		22574611			Credit	Income / Employment	Income Documentation	Income / Employment	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-08-15): Lender provided proof of both borrowers self-employment history Reviewer Comment (2018-08-14): Lender provided the required P&L statements for the co-borrower's self-employment; however the file was missing verification the business has been in existence for at least 2 years. Condition remains	08/15/2018			1	A		CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	B	Non QM	Non QM	No
215752841	XXXX	XXXX		22574612			Credit	Missing Document	General	Missing Document	Missing Document: AVM not provided		The borrower received cash-out > [Redact] and the loan amount is > [Redact] and per the guidelines an appraisal review was required. The file was missing the AVM, Desk Review, Field Review, or a full second appraisal supporting the appraised value.				Reviewer Comment (2018-08-14): Lender provided a copy of the required AVM. Buyer Comment (2018-08-13): AVM	08/14/2018			1	A		CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	B	Non QM	Non QM	No
215752841	XXXX	XXXX		22574613			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Appraised value unsupported by AVM
The lender provided a copy of the required AVM; however the AVM did not support the appraisal value with a tolerance of [Redact]  Per the guidelines, a 10% tolerance is permitted for secondary review products. If the review product value is more than 10% below the appraisal value, the lower of the two values must be used.  If the tolerance is exceeded, CMS may choose to order an additional review product of a higher-level review. The original appraised value may then be used if the additional review product value is within 10% of the appraised value. If the variance is greater than 10%, a second full appraisal is required.
														PITIA reserves above minimum by 6 months or greater Borrower has job stability for 30 years as a the [Redact]			Reviewer Comment (2018-09-05): Client elected to waive the condition			09/05/2018	2	B		CO	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	B	Non QM	Non QM	No
215752842	XXXX	XXXX		22574614			Credit	Income / Employment	Income Documentation	Income / Employment	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The loan was approved under the 24 month bank statement program; however the file only contained 3 months' personal bank statements from [Redact] to [Redact] Provide the additional 21 months personal bank statements or 24 months consecutive business statements, an audited P&L prepared and signed by a third-party (CPA or licensed tax preparer) covering either the same 2-year period as the bank statements or the most recent 2 calendar years, and proof of the existence of the borrower's business for at least two years (verified within 10 calendar days of closing), as required by the guidelines.
Reviewer Comment (2018-08-19): Lender provided verification of the borrower's business.

Buyer Comment (2018-08-17): Business Liscense

Reviewer Comment (2018-08-14): Lender provided a VVOE to verify the borrower's business, however the VVOE did not verify a start date to confirm the business was in existence for at least two years.  Note: the VVOE referenced a CPA letter/Business Certificate; however these were not provided in the original file.  Condition remains

Buyer Comment (2018-08-14): VVOE

Reviewer Comment (2018-08-08): Lender provided the 24 months bank statements and the P&L's; however the file is still missing the third party verification of the borrower's self-employment for the last two years verified within 10 calendar date of closing, as required by the guidelines.  Condition remains

Buyer Comment (2018-08-07): all income docs
																		08/19/2018			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752842	XXXX	XXXX		22574615			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-08): Lender provided a copy of the CDA report supporting the appraised value. Buyer Comment (2018-08-07): RDA	08/08/2018			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752842	XXXX	XXXX		22574617			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in Los Angeles county which is in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.				Reviewer Comment (2019-04-10): Appraisal was dated after the declaration date. There was no damage verified on the appraisal. Reviewer Comment (2018-08-31): Client elected to waive the condition	04/10/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752842	XXXX	XXXX		22574618			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	California Higher-Priced Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Loan.					Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752842	XXXX	XXXX		22574619			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-08-19): Lender provided verification of the borrower's business.	08/19/2018			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752842	XXXX	XXXX		22574621			Compliance	Compliance	Federal Compliance	TRID	Federal LO Compensation (Disclosure)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2018-08-26): Lender provided a post-close CD and a copy of the final settlement statement verifying the prepaid homeowner's insurance was removed and there was no tolerance violation.		08/26/2018		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752842	XXXX	XXXX		22574622			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact] )	Cure for various 0% and 10% tolerance violations [Redact] was not provided.				Reviewer Comment (2018-09-10): Lender provided a post-close CD, letter of explanation, proof of refund, and proof of delivery/receipt. Buyer Comment (2018-09-08): package was delivered [Redact] per fed ex Buyer Comment (2018-09-08): Package was delivered per Fed ex tracking on [Redact] Please clear Reviewer Comment (2018-08-26): Lender provided a post-close CD disclosing a tolerance cure of [Redact] however the file was missing a copy of the refund check and proof of the borrower's receipt. Condition remains		09/10/2018		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752842	XXXX	XXXX		22574623			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-26): Lender provided a post-close CD and a copy of the final settlement statement verifying a reduced amount and there was no tolerance violation.		08/26/2018		2	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752842	XXXX	XXXX		22574624			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids. (Final/[Redact] )	The final CD disclosed the number of months of prepaid homeowner's insurance as [Redact] for the amount of [Redact] collected does not match the monthly amount being escrowed. Per the declarations page in the file the annual premium is [Redact] however [Redact] was collected in section F for [Redact] months. Provide a post-close CD disclosing the full 12 month premium including [Redact] paid by the borrower before closing and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2018-09-10): Lender provided a post-close CD, letter of explanation, proof of refund, and proof of delivery/receipt.

Buyer Comment (2018-09-08): Per fed ex, this was delivered [Redact]

Reviewer Comment (2018-09-05): Lender provided a copy of the check and proof of delivery.  Package was scheduled to be delivered [Redact] .  Condition will be cured after the borrowers receipt of the package.

Reviewer Comment (2018-08-26): Lender provided a post-close CD disclosing a tolerance cure of [Redact] however the file was missing a copy of the refund check and proof of the borrower's receipt.  Condition remains
																			09/10/2018		2	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752842	XXXX	XXXX		22574627			Compliance	Compliance	Federal Compliance	ATR/QM	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-19): Lender provided verification of the borrower's business.	08/19/2018			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752842	XXXX	XXXX		22574628			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-01): Lender provided a post-close CD correcting the Calculating Cash to Close section.		08/01/2018		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752842	XXXX	XXXX		22574629			Compliance	Compliance	Federal Compliance	ATR/QM Defect	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.		The subject property is located in [Redact] county which is in a FEMA disaster area that does not have a declared end date. The appraisal was performed after the FEMA declaration start date but prior to the declared end date.				Reviewer Comment (2018-08-19): Lender provided verification of the borrower's business.	08/19/2018			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752843	XXXX	XXXX		22574631			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-08-08): Lender provided a copy of the CDA report supporting the appraised value.	08/08/2018			1	A		CA	Primary	Refinance - Cash-out - Home Improvement		C	B	A	B	C	B	C	A	Non QM	Non QM	No
215752843	XXXX	XXXX		22574634			Compliance	Compliance	Federal Compliance	GSE	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-08-30): Updated guidance was provided; the FNMA points and fees testing is not required.	08/30/2018			1	A		CA	Primary	Refinance - Cash-out - Home Improvement		C	B	A	B	C	B	C	A	Non QM	Non QM	Yes
215752843	XXXX	XXXX		22574635			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The file was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the borrower's electronic receipt of the disclosure.				Reviewer Comment (2018-08-20): Lender provided proof of the borrower's electronic receipt of the Affiliated Business Arrangement Disclosure.	08/20/2018			1	A		CA	Primary	Refinance - Cash-out - Home Improvement		C	B	A	B	C	B	C	A	Non QM	Non QM	No
215752843	XXXX	XXXX		22574637			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-06): Lender provided a post-close CD correcting the Calculating Cash to Close section.		08/06/2018		2	B		CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	B	C	B	C	A	Non QM	Non QM	Yes
215752843	XXXX	XXXX		22574638			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of $505.00. Insufficient or no cure was provided to the borrower. (7506)	The Appraisal fee was disclosed on the LE as $655 and increased to [Redact] without a valid change of circumstance.				Reviewer Comment (2018-08-20): Lender provided a post-close CD disclosing the additional tolerance cure, a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.		08/20/2018		2	B		CA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	B	C	B	C	A	Non QM	Non QM	Yes
215752843	XXXX	XXXX		22574640			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7520)	The Credit Report fee was disclosed on the LE as $49 and increased to [Redact] without a valid change of circumstance.				Reviewer Comment (2018-08-20): Cure provided on the final CD Buyer Comment (2018-08-19): Cure was done on consummation CD.		08/20/2018		2	B		CA	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	C	A	Non QM	Non QM	Yes
215752843	XXXX	XXXX		22574641			Compliance	Compliance	Federal Compliance	TRID Defect	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-08-20): Lender provided a post-close CD disclosing the additional tolerance cure, a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made. Buyer Comment (2018-08-19): Cure was done with post consummation CD and copy of check/label was provided on page 498-499.		08/20/2018		2	B		CA	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	C	A	Non QM	Non QM	Yes
215752843	XXXX	XXXX		22574642			Compliance	Compliance	Federal Compliance	TRID	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on [Redact] was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/[Redact] )	The initial LE issued [Redact] was electronically delivered and received on [Redact] ; however the earliest borrower consent to receive electronic documentation in file was dated [Redact] .				Reviewer Comment (2018-08-20): Lender provided proof of the borrowers consent to receive the electronic documentation Buyer Comment (2018-08-19): The document was provided on [Redact] and borrower esign the document on [Redact] which should not be a problem. It's still within 3 day of the application date.	08/20/2018			1	A		CA	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	C	B	A	B	C	B	C	A	Non QM	Non QM	No
215752843	XXXX	XXXX		22574643			Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The title fees were disclosed in section B of the final CD (Services Borrower Did Not Shop For); however the fees were payable to a provider that was not disclosed on the SSPL and should have been disclosed is section C (Services Borrower Did Shop For). Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-06): Lender provided a post-close CD issued [Redact] moving the fees to the proper section.		08/06/2018		2	B		CA	Primary	Refinance - Cash-out - Home Improvement	Good Faith Redisclosure	C	B	A	B	C	B	C	A	Non QM	Non QM	Yes
215752843	XXXX	XXXX		22574644			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of ___ is less than AUS required disposable income of ___.	The borrowers residual income of [Redact] was less than the guideline requirement of [Redact]	Borrower has job stability for 17 years on the current job 21.27 months reserves > 3 months guideline minimum - borrowers have verified reserves of [Redact] 37.45% DTI < 43.00% guideline max - 5.55% below program guideline maximum		Originator Pre-Close Owner Owner	Reviewer Comment (2019-04-16): Lender provided an exception approval			04/16/2019	2	B		CA	Primary	Refinance - Cash-out - Home Improvement		C	B	A	B	C	B	C	A	Non QM	Non QM	No
215752845	XXXX	XXXX		22574659			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	The maximum allowable LTV per the guidelines is 70%. The loan closed with an LTV of 80%. A lender exception has been approved for the LTV exceeding product max of 70%.	Residual income greater than $2,500. Min required residual is $1,500. 563 representative FICO score > 500 guideline minimum - 63 points above guideline minimum 26.21% DTI on this full documentation loan < 43% guideline max - 16.79% below program guideline maximum			Reviewer Comment (2018-07-31): Lender made an exception for the LTV exceeding the guideline maximum.			07/31/2018	2	B		OK	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Higher Priced QM	No
215752845	XXXX	XXXX		22574662			Compliance	Compliance	Federal Compliance	TRID Defect	Oklahoma Higher Priced Mortgage Loan Threshold Compliant	Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Loan.					Reviewer Comment (2018-08-26): Lender provided proof of the borrower's receipt of the re-disclosed CD. Reviewer Comment (2018-08-20): Lender provided proof of the borrowers receipt of the initial LE; however the file is missing proof of the borrower's receipt of the re-disclosed CD issued [Redact] . Condition remains	08/26/2018			1	A		OK	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	B	C	A	Non QM	Higher Priced QM	No
215752845	XXXX	XXXX		22574664			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-08): Lender provided a copy of the CDA report supporting the appraised value.	08/08/2018			1	A		OK	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Higher Priced QM	No
215752845	XXXX	XXXX		22574665			Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The title fees were disclosed in section B of the final CD (Services Borrower Did Not Shop For); however the fees were payable to a provider that was not disclosed on the SSPL and should have been disclosed is section C (Services Borrower Did Shop For). Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-30): The lender provided documentation verifying the title company is a "preferred provider" of the lender. The borrower did not choose the provider, therefore the fees were correctly disclosed in section B. Buyer Comment (2018-08-29): Compliance rebuttal to CMS service providers disclosed in bucket B	08/30/2018			1	A		OK	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	C	B	C	B	C	A	Non QM	Higher Priced QM	Yes
215752845	XXXX	XXXX		22574666			Compliance	Compliance	State Compliance	State HPML	(State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	Oklahoma Higher-Priced Mortgage Loan: APR on subject loan of 9.21430% or Final Disclosure APR of 9.24000% is in excess of allowable threshold of APOR 4.59% + 1.5%, or 6.09000%. Compliant Higher Priced Loan.									1	B		OK	Primary	Refinance - Rate/Term	No obvious cure	C	B	C	B	C	B	C	A	Non QM	Higher Priced QM	No
215752845	XXXX	XXXX		22574667			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The title fees were disclosed in section B of the final CD (Services Borrower Did Not Shop For); however the fees were payable to a provider that was not disclosed on the SSPL and should have been disclosed is section C (Services Borrower Did Shop For). Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-04-11): The lender provided documentation re-designating the loan as a Higher Priced QM loan.	04/11/2019			1	A		OK	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	B	C	B	C	A	Non QM	Higher Priced QM	No
215752847	XXXX	XXXX		22574691			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-12): Lender provided a copy of the CDA report supporting the appraised value.	08/12/2018			1	A		SC	Second Home	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752847	XXXX	XXXX		22574693			Credit	Asset	Asset Documentation	Asset	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of [Redact] is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an investor allowable total of [Redact] (an overage of [Redact] or [Redact]					Reviewer Comment (2018-08-20): Account was not used to qualify. Invalid condition Buyer Comment (2018-08-17): Per our U/W, they did not use account [Redact] to qualify the borrower. Buyer Comment (2018-08-17): Please disregard previous comment. Buyer Comment (2018-08-17): Please clarify what is needed on this finding.	08/20/2018			1	A		SC	Second Home	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752847	XXXX	XXXX		22574694			Credit	Income / Employment	Income Documentation	Income / Employment	Guideline Issue:Insufficient asset documentation.	Financial Institution:[Redact] / End Date: [Redact] // Account Type: [Redact] / Account Number: [Redact]					Reviewer Comment (2018-08-30): Lender provided a copy of the P&L covering the 2 year period Buyer Comment (2018-08-29): 2yr P&L Reviewer Comment (2018-08-15): Lender provided a copy of the P&L covering [Redact] to [Redact] . The file is missing a complete P&L covering the period of the 24 months bank statement, as required by the guidelines. Condition remains Buyer Comment (2018-08-13): P&L and Bank	08/30/2018			1	A		SC	Second Home	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752847	XXXX	XXXX		22574695			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact] )	Cure for 10% tolerance violation $40.30 was not provided.
Reviewer Comment (2018-08-27): Lender provided a rebuttal stating the value did not change and there is no requirement for proof of delivery of the revised appraisal.  Per ECOA regulations,  the borrower is required to receive a copy of all valuation products obtained.  The three day rule prior to consummation is not required for the revised appraisal when the borrower received a copy of the original appraisal; however the borrower is required to receive a copy of the revised appraisal with a report date of [Redact] .  Condition remains

Buyer Comment (2018-08-23): Revised appraisal did not involve a value change.  No requirement for proof of deliver of revised appraisal.
																					2	B		SC	Second Home	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752847	XXXX	XXXX		22574696			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.86441% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an investor allowable total of [Redact] (an overage of [Redact] or .86441%).					Reviewer Comment (2018-08-30): Updated guidance was provided; the FNMA points and fees testing is not required.	08/30/2018			1	A		SC	Second Home	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752847	XXXX	XXXX		22574697			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact] )	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-08-20): Lender provided a post-close CD moving the fee to the proper section. There is no tolerance violation.		08/20/2018		2	B		SC	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752847	XXXX	XXXX		22574698			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Dues. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7712)	HOA Dues Fee was not disclosed on Loan Estimate. The fee was disclosed in the incorrect section (C) of the final CD. The fee should be disclosed in section H.				Reviewer Comment (2018-08-06): Seller provided a post-close CD moving the fee to the correct section.		08/06/2018		2	B		SC	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752847	XXXX	XXXX		22574700			Compliance	Compliance	Federal Compliance	TRID	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-20): Lender provided a post-close CD moving the fee to the proper section. There is no tolerance violation.		08/20/2018		2	B		SC	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752847	XXXX	XXXX		22574701			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Dues. Fee Amount of $738.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7712)	HOA Dues Fee was not disclosed on Loan Estimate. The fee was disclosed in the incorrect section (C) of the final CD. The fee should be disclosed in section H.				Reviewer Comment (2018-08-06): Seller provided a post-close CD moving the fee to the correct section.		08/06/2018		2	B		SC	Second Home	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752847	XXXX	XXXX		22574702			Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The Title-Overnight Fee was disclosed in section B of the final CD (Services Borrower Did Not Shop For); however the fee was payable to a provider that was not disclosed on the SSPL and should have been disclosed is section C (Services Borrower Did Shop For). Provide a post-close CD moving the fee to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-20): Lender provided a post-close CD moving the fee to the proper section. There is no tolerance violation.		08/20/2018		2	B		SC	Second Home	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752848	XXXX	XXXX		22574680			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-08-12): Lender provided a copy of the CDA report supporting the appraised value.	08/12/2018			1	A		TX	Primary	Purchase		C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752848	XXXX	XXXX		22574682			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.11965% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an investor allowable total of [Redact] (an overage of [Redact] or .11965%).					Reviewer Comment (2018-08-30): Updated guidance was provided; the FNMA points and fees testing is not required.	08/30/2018			1	A		TX	Primary	Purchase		C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752848	XXXX	XXXX		22574683			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TX	Primary	Purchase		C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752848	XXXX	XXXX		22574685			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact] )	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total [Redact] while closing CD seller's fees total [Redact]				Reviewer Comment (2018-08-30): Lender provided a copy of the disclosure within three business days of the Originator's application date.	08/30/2018			1	A		TX	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752848	XXXX	XXXX		22574686			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of $105.00. Insufficient or no cure was provided to the borrower. (7520)	The Credit Report fee was disclosed as $105 and increased to [Redact] without a valid change of circumstance.				Reviewer Comment (2018-09-10): Lender provided a post-close CD, letter of explanation, proof of refund, and proof of delivery/receipt. Buyer Comment (2018-09-08): Per fed ex tracking package was delivered on [Redact] please clear Reviewer Comment (2018-08-30): Lender provided a post-close CD issued [Redact] disclosing an additional tolerance cure of [Redact] however the file was missing a copy of the refund check and proof of delivery/borrower's receipt. Condition remains		09/10/2018		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752848	XXXX	XXXX		22574687			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $200.00 exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7522)	The Title-Document Preparation Fee was not initially disclosed and added on the [Redact] LE without a valid change of circumstance. The fee increased to $200 on the Final CD without a valid change of circumstance.				Reviewer Comment (2018-08-06): Seller provided a cure at closing for the increased recording fee.		08/06/2018		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752848	XXXX	XXXX		22574688			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Dues. Fee Amount of [Redact] exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7712)	The HOA Dues fee was not disclosed on the initial LE. The fee was disclosed in section C of the final CD and should have been disclosed in section H as it is not a lender required fee. Provide a post-close CD moving the fee to section H and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-30): Lender provided a post-close CD moving the HOA dues to the correct section (H). There was no tolerance violation. Buyer Comment (2018-08-27): See PC CD with Cure will send copy of check and tracking		08/30/2018		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752848	XXXX	XXXX		22574689			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact] )	Cure for 0% tolerance violations (credit report and HOA dues) of $212.18 was not provided.
Reviewer Comment (2018-09-10): Lender provided a post-close CD, letter of explanation, proof of refund, and proof of delivery/receipt.

Buyer Comment (2018-09-08): per fed ex tracking package was delivered [Redact]  please clear

Reviewer Comment (2018-09-05): Lender provided a copy of the check and proof of delivery.  Package was scheduled to be delivered [Redact] .  Condition will be cured after the borrowers receipt of the package.

Reviewer Comment (2018-08-30): Lender provided a post-close CD issued [Redact]  disclosing an additional tolerance cure of [Redact] however the file was missing a copy of the refund check and proof of delivery/borrower's receipt.  Condition remains
																			09/10/2018		2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752848	XXXX	XXXX		22574690			Compliance	Compliance	Federal Compliance	TRID Defect	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-08-06): Seller provided a cure at closing for the increased recording fee.		08/06/2018		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752849	XXXX	XXXX		22574703			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-08): Lender provided a copy of the CDA report supporting the appraised value.	08/08/2018			1	A		MD	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752849	XXXX	XXXX		22574704			Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.		Documentation of a renewal of hazard insurance coverage was required as the policy in the loan file expires within 90 days of closing.				Reviewer Comment (2018-08-19): Lender provided a copy of the renewal policy. Buyer Comment (2018-08-17): New insurance continuance from last policy that has been renewed	08/19/2018			1	A		MD	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752849	XXXX	XXXX		22574706			Compliance	Compliance	Federal Compliance	GSE	Maryland HPML Threshold Test Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Loan.					Reviewer Comment (2018-08-30): Updated guidance was provided; the FNMA points and fees testing is not required.	08/30/2018			1	A		MD	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752849	XXXX	XXXX		22574707			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	Maryland Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Non-Compliant Higher Priced Loan.					Reviewer Comment (2018-08-26): Lender provided a copy of the HPML disclosure.	08/26/2018			1	A		MD	Primary	Refinance - Cash-out - Home Improvement	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752849	XXXX	XXXX		22574708			Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 6.84070% or Final Disclosure APR of 6.84300% is in excess of allowable threshold of APOR 4.59% + 1.5%, or 6.09000%. Non-Compliant Higher Priced Loan.					Reviewer Comment (2018-08-26): Lender provided a copy of the HPML disclosure.	08/26/2018			1	A		MD	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752849	XXXX	XXXX		22574709			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-26): Lender provided a post-close CD correcting the Calculating Cash to Close section.		08/26/2018		2	B		MD	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752849	XXXX	XXXX		22574710			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact] )	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-09-20): Lender provided proof of the borrowers receipt of the LE Buyer Comment (2018-09-19): [Redact] LE borrower wet signature	09/20/2018			1	A		MD	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752849	XXXX	XXXX		22574711			Credit	Guideline	Guideline Issue	Guideline	Ineligible property type.	___	Per the guidelines, properties with mixed use and properties that produce income for the borrower are ineligible properties. The borrower operates a daycare from the subject property.	Residual income greater $2500.00 PITIA reserves above minimum by 6 months or greater		Originator Originator	Reviewer Comment (2018-10-14): Lender provided an exception approval for the mixed used property.			10/14/2018	2	B		MD	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752849	XXXX	XXXX		22574712			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Insurance Binder Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7728)	Zero percent tolerance fee. Insufficient cure given.				Reviewer Comment (2018-08-26): Lender provided proof of the borrower's electronic receipt of the Affiliated Business Arrangement Disclosure. Buyer Comment (2018-08-22): Please see uploaded copy of the disclosure tracking provided with proof of timing.	08/26/2018			1	A		MD	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752849	XXXX	XXXX		22574713			Compliance	Compliance	Federal Compliance	TRID	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-09-20): Lender provided proof of the borrower's receipt of the LE Buyer Comment (2018-09-19): [Redact] LE borrower wet signature Buyer Comment (2018-09-19): [Redact] LE Email Receipt	09/20/2018			1	A		MD	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752849	XXXX	XXXX		22574714			Compliance	Compliance	Federal Compliance	TRID	Hazard Insurance Policy expires within 90 days of the Note Date.		Documentation of a renewal of hazard insurance coverage was required as the policy in the loan file expires within 90 days of closing.						08/01/2018		1	A		MD	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752851	XXXX	XXXX		22574730			Credit	Missing Document	General	Missing Document	Missing Document: Rent Comparison Schedule not provided		The file was missing a copy of the required Rent Comparable Schedule (1007).				Reviewer Comment (2018-09-21): Lender provided a copy of the appraisal including the rent comparable schedule. Buyer Comment (2018-09-21): 1007 included in appraisal	09/21/2018			1	A		IL	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	C	A	N/A	N/A	No
215752851	XXXX	XXXX		22574731			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-10): Lender provided a copy of the CDA report supporting the appraised value.	08/10/2018			1	A		IL	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	C	A	N/A	N/A	No
215752851	XXXX	XXXX		22574733			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2018-08-10): Lender provided a post-close CD correcting the number of months of prepaid insurance.		08/10/2018		2	B		IL	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	C	A	N/A	N/A	Yes
215752851	XXXX	XXXX		22574734			Compliance	Compliance	Federal Compliance	TRID	Missing Document: Rent Comparison Schedule not provided		The file was missing a copy of the required Rent Comparable Schedule (1007).				Reviewer Comment (2018-08-30): Lender provided a post-close CD correcting the Calculating Cash to Close section. Buyer Comment (2018-08-27): Post Closing CD was issued to correct the amount of insurance that was POC to complete the full 12 mos of premium. The balance of it was an adjustment that was made to the perdiem interest. No other corrections required.		08/30/2018		2	B		IL	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	C	A	N/A	N/A	Yes
215752851	XXXX	XXXX		22574736			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $455.00 exceeds tolerance of $445.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)							07/30/2018		1	A		IL	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	B	B	C	A	N/A	N/A	Yes
215752851	XXXX	XXXX		22574737			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $119.60 exceeds tolerance of $70.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)							07/30/2018		1	A		IL	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	B	B	C	A	N/A	N/A	Yes
215752851	XXXX	XXXX		22574738			Credit	Missing Document	General	Missing Document	Missing Document: AVM not provided		The subject is an investment property and per the guidelines an appraisal review was required. The file was missing the AVM, Desk Review, Field Review, or a full second appraisal supporting the appraised value.	PITIA reserves above minimum by 6 months or greater Borrower has job stability for 25 years as an [Redact]			Reviewer Comment (2018-08-31): Client elected to waive the condition			08/31/2018	2	B		IL	Investment	Refinance - Cash-out - Other		C	B	C	B	B	B	C	A	N/A	N/A	No
215752852	XXXX	XXXX		22574739			Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		The file was missing page 3 of initial LE dated 12/19/2017.				Reviewer Comment (2018-08-20): Lender provided a complete copy of the LE	08/20/2018			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752852	XXXX	XXXX		22574740			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers.				Reviewer Comment (2018-08-27): Lender provided a copy of the disclosure.	08/27/2018			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752852	XXXX	XXXX		22574741			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of [Redact] is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an investor allowable total of [Redact] (an overage of [Redact] or [Redact]					Reviewer Comment (2018-08-30): Updated guidance was provided; the FNMA points and fees testing is not required.	08/30/2018			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752852	XXXX	XXXX		22574742			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.									2	B		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752852	XXXX	XXXX		22574744			Compliance	Compliance	Federal Compliance	TRID	RESPA Affiliated Business Arrangement Disclosure Timing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The Affiliated Business Arrangement Disclosure in the file was dated [Redact] which is greater than three business days from the application date. Provide a copy of the disclosure provided to the borrower within three business days of the application date.				Reviewer Comment (2018-08-02): Lender provided a post-close CD correcting the Calculating Cash to Close section.		08/02/2018		2	B		FL	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752852	XXXX	XXXX		22574745			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact] )	Cure of [Redact] was reflected, which is insufficient to cure [Redact]				Reviewer Comment (2018-08-27): Lender provided a valid change of circumstance disclosure for the increased fee. Buyer Comment (2018-08-24): See valid COC dated [Redact]	08/27/2018			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752852	XXXX	XXXX		22574746			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-27): Lender provided a valid change of circumstance disclosure for the increased fee.	08/27/2018			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752852	XXXX	XXXX		22574747			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7506)	Appraisal Fee disclosed as [Redact] on the initial LE, but disclosed as [Redact] on Final Closing Disclosure.				Reviewer Comment (2018-08-27): Lender provided a cure on the final CD. Buyer Comment (2018-08-24): [Redact] cured in line J consummation CD	08/27/2018			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752852	XXXX	XXXX		22574748			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2018-08-27): Lender provided a cure on the final CD. Buyer Comment (2018-08-24): Cured line J consummation CD	08/27/2018			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752852	XXXX	XXXX		22574749			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7535)	Home Inspection Fee was not disclosed on Loan Estimate.				Reviewer Comment (2018-08-27): Lender provided a cure on the final CD. Buyer Comment (2018-08-24): Cured Line J consummation CD	08/27/2018			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752852	XXXX	XXXX		22574750			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-08-08): Lender provided a copy of the CDA report supporting the appraised value.	08/08/2018			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752852	XXXX	XXXX		22574752			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (8304)	Transfer Tax Fee disclosed as [Redact] on the initial LE, but disclosed as [Redact] on Final Closing Disclosure.				Reviewer Comment (2018-08-08): Lender provided a copy of the Completion cert.	08/08/2018			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752852	XXXX	XXXX		22574753			Credit	Income / Employment	Income Documentation	Income / Employment	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (8304)					Reviewer Comment (2018-10-14): Third party verification provided Buyer Comment (2018-10-09): This income was NOT used to qualify. We did credit him only with the losses to be conservative.	10/14/2018			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752852	XXXX	XXXX		22574755			Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		The file was missing page 3 of initial LE dated [Redact]				Reviewer Comment (2018-08-27): Change of circumstance provided in the file was provided in error and there is not a CD associated with the COC. Buyer Comment (2018-08-24): COC detail had a typo with the date [Redact] corrected COC dated [Redact] corresponds to CD re disclosure issued [Redact]	08/27/2018			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752852	XXXX	XXXX		22574756			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $499.00 exceeds tolerance of $485.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)							08/27/2018		1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752852	XXXX	XXXX		22574757			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7535)							08/27/2018		1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752852	XXXX	XXXX		22574758			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $962.50 exceeds tolerance of $895.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)							08/27/2018		1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752853	XXXX	XXXX		22574759			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-09): Lender provided a copy of the CDA report supporting the appraised value.	08/09/2018			1	A		AZ	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	B	B	C	A	Non QM	Non QM	No
215752853	XXXX	XXXX		22574762			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-06): Lender provided a post-close CD correcting the Calculating Cash to Close section.		08/06/2018		2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	B	B	C	A	Non QM	Non QM	Yes
215752853	XXXX	XXXX		22574763			Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The title fees were disclosed in section B of the final CD (Services Borrower Did Not Shop For); however the fees were payable to a provider that was not disclosed on the SSPL and should have been disclosed is section C (Services Borrower Did Shop For). Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-09): Lender provided a post-close CD moving the fees to the correct section.		08/09/2018		2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation	Good Faith Redisclosure	C	B	A	A	B	B	C	A	Non QM	Non QM	Yes
215752854	XXXX	XXXX		22574765			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The file was missing the last 12 months consecutive bank statements used to qualify.				Reviewer Comment (2018-08-15): Lender provided a copy of the disclosure.	08/15/2018			1	A		FL	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752854	XXXX	XXXX		22574767			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	Borrower: [Redact]	The file was missing the last 12 months consecutive bank statements used to qualify.				Reviewer Comment (2018-08-15): Lender provided a copy of the disclosure provided to the borrower within three business days of the application date. Buyer Comment (2018-08-14): Tracking for Affiliated disclosure	08/15/2018			1	A		FL	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752854	XXXX	XXXX		22574768			Compliance	Compliance	Federal Compliance	TRID	Federal FACTA Disclosure Status	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers.				Reviewer Comment (2018-08-07): Lender provided a post-close CD correcting the Calculating Cash to Close section.		08/07/2018		2	B		FL	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752854	XXXX	XXXX		22574769			Compliance	Compliance	Federal Compliance	TRID Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of 6.66900% is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-08-15): Lender provided a copy of the initial CD	08/15/2018			1	A		FL	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752854	XXXX	XXXX		22574770			Compliance	Compliance	Federal Compliance	TRID	Income Data was not provided	Income Source and Qualifying Monthly Income Amount are required. ([Redact] /[Redact] )	The file was missing the last 12 months consecutive bank statements used to qualify.						08/01/2018		1	A		FL	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752854	XXXX	XXXX		22574771			Compliance	Compliance	Federal Compliance	TRID	RESPA Affiliated Business Arrangement Disclosure Timing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The Affiliated Business Arrangement Disclosure in the file was dated [Redact] , which is greater than three business days from the application date. Provide a copy of the disclosure provided to the borrower within three business days of the application date.						08/01/2018		1	A		FL	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752854	XXXX	XXXX		22574772			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-15): Lender provided the bank statements used to qualify	08/15/2018			1	A		FL	Primary	Refinance - Cash-out - Home Improvement	Lender to provide updated ATR/QM status	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752854	XXXX	XXXX		22574773			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/[Redact] )	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-08-15): Lender provided the bank statements used to qualify Buyer Comment (2018-08-13): Bank Statements	08/15/2018			1	A		FL	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752854	XXXX	XXXX		22574774			Compliance	Compliance	Federal Compliance	ATR/QM	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/[Redact] )	Lender provided a copy of the initial CD; however proof of the borrowers receipt of the disclosure at least three business days prior to consummation was not provided.				Reviewer Comment (2018-08-15): Lender provided the bank statements used to qualify	08/15/2018			1	A		FL	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752854	XXXX	XXXX		22574775			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-12): Lender provided a copy of the CDA report supporting the appraised value.	08/12/2018			1	A		FL	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752854	XXXX	XXXX		22574776			Credit	Income / Employment	Income Documentation	Income / Employment	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (8304)	The Final Closing Disclosure indicates the Transfer Taxes and State Tax /Stamps fee combined is [Redact] the Loan Estimate dated [Redact] discloses only Transfer Taxes of [Redact]				Reviewer Comment (2018-08-15): Lender provided the bank statements used to qualify	08/15/2018			1	A		FL	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752854	XXXX	XXXX		22574777			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income Data was not provided	Income Source and Qualifying Monthly Income Amount are required. ([Redact] /[Redact] )	The file was missing the last 12 months consecutive bank statements used to qualify.				Reviewer Comment (2018-08-15): Lender provided the bank statements used to qualify	08/15/2018			1	A		FL	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752854	XXXX	XXXX		22574778			Compliance	Compliance	Federal Compliance	TRID Defect	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-29): Lender provided proof of the borrowers receipt of the initial CD	08/29/2018			1	A		FL	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752855	XXXX	XXXX		22574779			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-12): Lender provided a copy of the CDA report supporting the appraised value.	08/12/2018			1	A		FL	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752855	XXXX	XXXX		22574781			Compliance	Compliance	Federal Compliance	FACTA	FACTA Disclosure Missing	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. ([Redact] /[Redact] )	The loan was approved using 24 months bank statements. The file was missing 24 months consecutive bank statements, a P&L covering the 24 months bank statements, and verification of the borrower's self-employment for at least two years, as required by the guidelines.				Reviewer Comment (2018-08-27): Lender provided a copy of the disclosure.	08/27/2018			1	A		FL	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752855	XXXX	XXXX		22574783			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal FACTA Disclosure Status	FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.	The file was missing a copy of the FACTA Credit Score Disclosure for all borrowers.				Reviewer Comment (2018-08-21): Lender provided [Redact] and a CPA letter	08/21/2018			1	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752855	XXXX	XXXX		22574784			Compliance	Compliance	Federal Compliance	ATR/QM	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-08-21): Lender provided [Redact] and a CPA letter	08/21/2018			1	A		FL	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752855	XXXX	XXXX		22574785			Compliance	Compliance	Federal Compliance	TRID Defect	Guideline Issue:Insufficient asset documentation.	Financial Institution: [Redact] / End Date: [Redact] // Account Type: [Redact] / Account Number: [Redact] , Financial Institution: [Redact] / End Date: [Redact] // Account Type: [Redact] / Account Number: [Redact], Financial Institution: [Redact] / End Date: [Redact] // Account Type: [Redact] / Account Number: [Redact] , Financial Institution: [Redact] . / End Date: [Redact] // Account Type: [Redact] / Account Number: [Redact] , Financial Institution:[Redact] / End Date: [Redact] // Account Type: [Redact] / Account Number:[Redact]	The file is missing a copy of the additional months' bank statement for the Chase accounts [Redact] [Redact] [Redact] [Redact] and [Redact] The file only contained one months' statement for all accounts.				Reviewer Comment (2018-09-05): Lender provided a post-close CD correcting the Non-Escrowed Property Costs over Year 1.		09/05/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752855	XXXX	XXXX		22574786			Compliance	Compliance	Federal Compliance	TILA	ARM Disclosure Timing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The ARM Disclosure in the file was dated [Redact] , which is greater than three business days from the application date. Provide a copy of the disclosure provided to the borrower within three business days of the application date.				Reviewer Comment (2018-08-21): Loan was initially disclosed as a fixed rate loan; switched to an ARM on [Redact] LE Buyer Comment (2018-08-17): Application [Redact] was 30 yr fixed and disclosed, COC to an ARM [Redact] uploaded discl tracking and COC detail	08/21/2018			1	A		FL	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752855	XXXX	XXXX		22574788			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact] )	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-08-21): Lender provided [Redact] and a CPA letter	08/21/2018			1	A		FL	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752855	XXXX	XXXX		22574789			Credit	Income / Employment	Income Documentation	Income / Employment	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.
Reviewer Comment (2018-12-20): Lender provided updated copy of income calculation worksheet showing how income was derived and included all months and amounts deducted.

Buyer Comment (2018-12-20): uploaded again, analysis.

Reviewer Comment (2018-12-19): Lender states there is a revised bank analysis but only one found in file was uploaded [Redact] . Lender to provide copy of the updated analysis. Exception remains.

Buyer Comment (2018-12-19): please see revised bank analysis.  using 12 months and not 24.  Additionally, PC exception approval uploaded.

Reviewer Comment (2018-12-07): A partial re-review of the bank account worksheet results in the same conclusion as on [Redact] . The worksheet is inaccurate. There are missing months, reductions for unsourced deposits / transfer not considered, repeated entries (in both the 12 and 24 month sections), inaccurate bank statement dates,etc. A re-review of income will be made when an accurate bank statement worksheet is provided for review. Provide an accurate bank statement worksheet. This issue remains open.

Buyer Comment (2018-12-07): Per review of the statements, all statements were verified with the income calc worksheet.  Please see upload.

Reviewer Comment (2018-08-21): Lender provided [Redact]  and a CPA letter verifying the self-employment.  The bank statements verified income of [Redact]  ([Redact] ) and the borrower was qualified with [Redact] .  The income worksheet provided used an average of [Redact] ; however there were months' missing on the worksheet and some months were counted twice.  Provide a revised income calculation worksheet and the income will be recalculated.  Condition remains
																		12/20/2018			1	A		FL	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752855	XXXX	XXXX		22574790			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: [Redact] / End Date: [Redact] // Account Type: [Redact] / Account Number: [Redact] , Financial Institution: [Redact] / End Date: [Redact] // Account Type: [Redact] / Account Number: [Redact], Financial Institution: [Redact] / End Date: [Redact] // Account Type: [Redact] / Account Number: [Redact] , Financial Institution: [Redact] . / End Date: [Redact] // Account Type: [Redact] / Account Number: [Redact] , Financial Institution:[Redact] / End Date: [Redact] // Account Type: [Redact] / Account Number:[Redact]	The file is missing a copy of the additional months' bank statement for the Chase accounts xx0612, xx9520, xx2928, xx1828, and xx8683. The file only contained one months' statement for all accounts.				Reviewer Comment (2018-08-27): Lender provided the additional bank statements for the accounts used to qualify Buyer Comment (2018-08-22): The comments from the UW are as follows. "the first two accts in question (0612 and 9520) appear to be other personal accts where funds were transferred into the 4 accts that we used to determine the income. Those deposits were not included in the analysis. So the documentation for those statements would not be required"	08/27/2018			1	A		FL	Primary	Purchase		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752855	XXXX	XXXX		22574791			Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The title fees were disclosed in section B of the final CD (Services Borrower Did Not Shop For); however the fees were payable to a provider that was not disclosed on the SSPL and should have been disclosed is section C (Services Borrower Did Shop For). Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-30): The lender provided documentation verifying the title company is a "preferred provider" of the lender. The borrower did not choose the provider, therefore the fees were correctly disclosed in section B. Buyer Comment (2018-08-29): See Compliance rebuttal to CMS service providers disclosed in bucket B	08/30/2018			1	A		FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752856	XXXX	XXXX		22574792			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-12): Lender provided a copy of the CDA report supporting the appraised value.	08/12/2018			1	A		TN	Second Home	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752856	XXXX	XXXX		22574794			Compliance	Compliance	Federal Compliance	FACTA	RESPA Affiliated Business Arrangement Disclosure Timing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The Affiliated Business Arrangement Disclosure in the file was dated [Redact] , which is greater than three business days from the application date. Provide a copy of the disclosure provided to the borrower within three business days of the application date.				Reviewer Comment (2018-08-29): Lender provided a copy of the disclosure provided within a reasonable time from the credit report date.	08/29/2018			1	A		TN	Second Home	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752856	XXXX	XXXX		22574795			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.74547% is in excess of the investor allowable maximum of the greater of .00000% of the Federal Total Loan Amount and [Redact] (2018). Points and Fees total [Redact] on a Federal Total Loan Amount of $[Redact] vs. an investor allowable total of [Redact] and [Redact] (2018) (an overage of [Redact] or 3.74547%).					Reviewer Comment (2018-08-30): Updated guidance was provided; the FNMA points and fees testing is not required.	08/30/2018			1	A		TN	Second Home	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752856	XXXX	XXXX		22574796			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The final CD did not disclose the Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section. Provide a post-close CD disclosing the amount ($xx.xx) and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-15): Lender provided a copy of the disclosure provided at origination	08/15/2018			1	A		TN	Second Home	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752856	XXXX	XXXX		22574797			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee was disclosed as [Redact] on the re-disclosed LE dated [Redact] , but disclosed as [Redact] on the Final CD. The file was missing a valid change of circumstance disclosure for the re-disclosed LE's issued [Redact] and the initial CD issued [Redact] .				Reviewer Comment (2018-08-08): Lender provided a post-close CD correcting the Calculating Cash to Close section.		08/08/2018		2	B		TN	Second Home	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752856	XXXX	XXXX		22574798			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (8304)	The Transfer Tax Fee was disclosed as [Redact] on the initial LE dated [Redact] , but disclosed as [Redact] on the Final CD.
Reviewer Comment (2018-08-20): Lender provided a valid change of circumstance for the Loan Discount Points fee.

Buyer Comment (2018-08-16): COC detail for CD [Redact]  Was a valid COC due to exception pricing being applied.

Reviewer Comment (2018-08-15): Lender provided a change of circumstance disclosure for the LE issued [Redact]  increasing the Loan Discount Points fee to [Redact] however the fee increased to [Redact] on the initial CD issued [Redact] .  The change of circumstance disclosure for the initial CD was invalid as the disclosure states it is for a rate lock and the rate was good through [Redact]  per the LE issued [Redact]  and the loan amount and rate did not change on the initial CD.  Tolerance violation is [Redact]  Condition remains

Buyer Comment (2018-08-14): KK Valid COC on [Redact]  for LTV change uploaded COC detail
																		08/20/2018			1	A		TN	Second Home	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752856	XXXX	XXXX		22574799			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (8304)
Reviewer Comment (2018-08-20): Lender provided a valid change of circumstance for the Loan Discount Points fee.  The tolerance cure for the Transfer Tax was provided at closing.

Buyer Comment (2018-08-16): COC detail for CD [Redact]  Was a valid COC due to exception pricing being applied.

Reviewer Comment (2018-08-15): Lender provided a change of circumstance disclosure for the LE issued [Redact]  increasing the Loan Discount Points fee to [Redact] however the fee increased to [Redact] on the initial CD issued [Redact] .  The change of circumstance disclosure for the initial CD was invalid as the disclosure states it is for a rate lock and the rate was good through [Redact]  per the LE issued [Redact]  and the loan amount and rate did not change on the initial CD.  Tolerance violation for the Loan Discount Points fee is [Redact] and [Redact] for the transfer tax fee.  The cure of [Redact] on the final CD is insufficient.  Condition remains

Buyer Comment (2018-08-14): KK Valid COC on [Redact]  for LTV change uploaded COC detail
																		08/20/2018			1	A		TN	Second Home	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752856	XXXX	XXXX		22574800			Compliance	Compliance	Federal Compliance	TRID Defect	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.
Reviewer Comment (2018-08-20): The tolerance cure for the Transfer Tax was provided at closing.

Buyer Comment (2018-08-16): COC detail for CD [Redact]  Was a valid COC due to exception pricing being applied.

Reviewer Comment (2018-08-15): Lender provided a change of circumstance disclosure for the LE issued [Redact]  increasing the Loan Discount Points fee to [Redact] however the fee increased to [Redact] on the initial CD issued [Redact] .  The change of circumstance disclosure for the initial CD was invalid as the disclosure states it is for a rate lock and the rate was good through [Redact]  per the LE issued [Redact]  and the loan amount and rate did not change on the initial CD.  Tolerance violation for the Loan Discount Points fee is [Redact] and [Redact] for the transfer tax fee.  The cure of [Redact] on the final CD is insufficient.  Condition remains

Buyer Comment (2018-08-14): KK [Redact] cure needed for transfer tax issued at closing  total cure in transaction [Redact]
																		08/20/2018			1	A		TN	Second Home	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752856	XXXX	XXXX		22574801			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The title was held in a trust and was deeded to the borrower at closing which is less than the required six month seasoning.	PITIA reserves above minimum by 6 months or greater Ownership of subject property of 5 years or greater Borrower has employment stability for 30 years in the [Redact] industry			Reviewer Comment (2018-08-08): Lender provided an exception approval for the seasoning.			08/08/2018	2	B		TN	Second Home	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752856	XXXX	XXXX		22574802			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $112.70 exceeds tolerance of $85.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)							08/20/2018		1	A		TN	Second Home	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752857	XXXX	XXXX		22574803			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-12): Lender provided a copy of the CDA report supporting the appraised value.	08/12/2018			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	C	A	Non QM	Non QM	No
215752857	XXXX	XXXX		22574806			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 4.99693% is in excess of the investor allowable maximum of the greater of .00000% of the Federal Total Loan Amount and [Redact] (2018). Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an investor allowable total of [Redact] and [Redact] (2018) (an overage of [Redact] or 4.99693%).					Reviewer Comment (2018-08-30): Updated guidance was provided; the FNMA points and fees testing is not required.	08/30/2018			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	C	A	Non QM	Non QM	Yes
215752857	XXXX	XXXX		22574807			Compliance	Compliance	Federal Compliance	TRID	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-08): Lender provided a post-close CD correcting the Calculating Cash to Close section.		08/08/2018		2	B		FL	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	C	A	Non QM	Non QM	Yes
215752857	XXXX	XXXX		22574808			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The file was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the borrower's electronic receipt of the disclosure.				Reviewer Comment (2018-08-12): Lender provided proof of the borrower's electronic receipt of the Affiliated Business Arrangement Disclosure.	08/12/2018			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	C	A	Non QM	Non QM	No
215752857	XXXX	XXXX		22574809			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of ___ is less than AUS required disposable income of ___.	Per the guidelines, the borrower was required to have [Redact] disposable income. The borrower had disposable income of [Redact]	Housing DTI below max by 5% or greater PITIA reserves above minimum by 6 months or greater		Originator Originator	Reviewer Comment (2018-10-14): Lender provided an exception approval for the residual income below the guideline max			10/14/2018	2	B		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	C	A	Non QM	Non QM	No
215752858	XXXX	XXXX		22574811			Compliance	Compliance	Federal Compliance	Federal HPML	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of [Redact] is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an investor allowable total of [Redact] (an overage of [Redact] or [Redact]									2	B		AZ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752858	XXXX	XXXX		22574812			Compliance	Compliance	Federal Compliance	GSE	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 2.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-08-30): Updated guidance was provided; the FNMA points and fees testing is not required.	08/30/2018			1	A		AZ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752858	XXXX	XXXX		22574813			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		AZ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752858	XXXX	XXXX		22574814			Compliance	Compliance	Federal Compliance	TRID	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The appraisal was not in the name of the lender. Provide a revised appraisal correcting the client.				Reviewer Comment (2018-08-20): Lender provided a post-close CD correcting the Appraised Property Value.		08/20/2018		1	A		AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752858	XXXX	XXXX		22574815			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact] )	Cure for Loan Discount Points fee of [Redact] was not provided.				Reviewer Comment (2018-08-07): Lender provided a post-close CD correcting the Calculating Cash to Close section.		08/07/2018		2	B		AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752858	XXXX	XXXX		22574816			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2018-08-29): Lender provided a valid change of circumstance disclosure for the addition of the fee.

Buyer Comment (2018-08-22): Please see corrected COC detail for CD issued [Redact]  there was not rate lock or disclosure dated [Redact]  as requested rate lock change was requested [Redact]  and disclosed [Redact]

Reviewer Comment (2018-08-20): Lender provided a change of circumstance disclosure dated [Redact] ; however the Changes received date was [Redact] .  The re-disclosed CD was issued greater than three business days from the change.  The change of circumstance is invalid.  Condition remains
																		08/29/2018			1	A		AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752858	XXXX	XXXX		22574817			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redact] disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/[Redact] )	The final CD disclosed the Appraised Prop. Value as [Redact] the field review value used to qualify. However, the appraised value is required to be disclosed. Provide a post-close CD correcting the Appraised Prop. Value and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-08-15): Lender provided proof of the borrowers earlier consent	08/15/2018			1	A		AZ	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752858	XXXX	XXXX		22574818			Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2018-08-15): Lender provided a copy of the disclosure provided at origination	08/15/2018			1	A		AZ	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752858	XXXX	XXXX		22574819			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee was disclosed as [Redact] on the initial LE, but disclosed as [Redact] on the Final Closing Disclosure.
Reviewer Comment (2018-08-29): Lender provided a valid change of circumstance disclosure for the addition of the fee.

Buyer Comment (2018-08-22): Please see corrected COC detail for CD issued [Redact]  there was not rate lock or disclosure dated [Redact]  as requested rate lock change was requested [Redact]  and disclosed [Redact]

Reviewer Comment (2018-08-20): Lender provided a change of circumstance disclosure dated [Redact] ; however the Changes received date was [Redact] .  The re-disclosed CD was issued greater than three business days from the change.  The change of circumstance is invalid.  Condition remains

Buyer Comment (2018-08-18): CD COC Detail [Redact]
																		08/29/2018			1	A		AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752858	XXXX	XXXX		22574820			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2018-08-07): Lender provided a cure on the final CD.		08/07/2018		2	B		AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752858	XXXX	XXXX		22574821			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75104)	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2018-08-07): Lender provided a cure on the final CD.		08/07/2018		2	B		AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752858	XXXX	XXXX		22574822			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The lender qualified the borrower with the lower filed review value of [Redact] which was greater than 10% less than the appraised value. A secondary valuation supporting the lower field review value of [Redact] (within +/- 10%), is required for securitization.
Reviewer Comment (2018-09-11): The lower field review was used to calculate the LTV and is acceptable.

Reviewer Comment (2018-08-15): Lender provided a CDA report that supported the original appraisal; however the lower field review value was used to qualify and a secondary valuation supporting the field review value of $[Redact]  within +-/ 10% is required.  Condition remains

Reviewer Comment (2018-08-12): Lender provided an additional copy of the field review provided in the original file.  An additional valuation supporting the lower field review value is required for securitization.  Condition remains
																		09/11/2018			1	A		AZ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	C	A	Non QM	Non QM	No
215752858	XXXX	XXXX		22574823			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	Notice of Right To Cancel Not Provided to All Required Parties	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points fee was disclosed as [Redact] on the re-disclosed LE dated [Redact] and was added for [Redact] on the re-disclosed CD issued [Redact] . The file did not contain a valid change of circumstance disclosure for the fee.				Reviewer Comment (2018-08-15): Lender provided a copy of the right to cancel for all borrowers	08/15/2018			1	A		AZ	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752858	XXXX	XXXX		22574824			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,200.00 exceeds tolerance of $500.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)							08/29/2018		1	A		AZ	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752858	XXXX	XXXX		22574825			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $375.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)							08/29/2018		1	A		AZ	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215752859	XXXX	XXXX		22574827			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-08-13): Lender provided a copy of the CDA report supporting the appraised value.	08/13/2018			1	A		MI	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752859	XXXX	XXXX		22574830			Compliance	Compliance	Federal Compliance	GSE	Fannie Mae 2014 - 3% Points and Fees	Fannie Mae 2014 3% Points and Fees Test. Points and Fees on subject loan of 3.56005% is in excess of the investor allowable maximum of the greater of .00000% of the Federal Total Loan Amount and [Redact] (2018). Points and Fees total [Redact] on a Federal Total Loan Amount of [Redact] vs. an investor allowable total of [Redact] and [Redact] (2018) (an overage of [Redact] or 3.56005%).					Reviewer Comment (2018-08-30): Updated guidance was provided; the FNMA points and fees testing is not required.	08/30/2018			1	A		MI	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752859	XXXX	XXXX		22574831			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact] )	Cure of [Redact] was reflected, which is insufficient to cure the 0% tolerance fee violations of [Redact]				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		MI	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752859	XXXX	XXXX		22574832			Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2018-08-29): Lender provided a copy of the disclosure provided to the borrower within three business days of the Originator's application date. Buyer Comment (2018-08-22): Broker SSPL was provided with their initial package that was sent out on [Redact] and proof of receipt on page 665-669.	08/29/2018			1	A		MI	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752859	XXXX	XXXX		22574833			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact] )	The fee was disclosed as a Loan Discount Points fee on the initial LE and re-disclosed LE, but changed to a Mortgage Broker Fee on the last LE. There is no tolerance violation as the amount of the fee was the same.				Reviewer Comment (2018-08-29): Lender provided a valid change of circumstance disclosure for the addition of the fee.	08/29/2018			1	A		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752859	XXXX	XXXX		22574834			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact] )	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-09-10): The fee was disclosed as a Loan Discount Points fee on the initial LE and re-disclosed LE, but changed to a Mortgage Broker Fee on the last LE. There is no tolerance violation as the amount of the fee was the same.	09/10/2018			1	A		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752859	XXXX	XXXX		22574835			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7520)	The Credit Report Fee was disclosed as [Redact] on the initial LE, but disclosed as [Redact] on the final CD.				Reviewer Comment (2018-08-29): Cure provided at closing Buyer Comment (2018-08-22): The cure for increase of CBR fee was done at closing which was part of the cure showing on CD for [Redact]		08/29/2018		2	B		MI	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752859	XXXX	XXXX		22574836			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee was not disclosed on the initial LE but disclosed as [Redact] on the final CD. The file was missing a valid change of circumstance disclosure for the re-disclosed LE issued [Redact]				Reviewer Comment (2018-09-10): The fee was disclosed as a Loan Discount Points fee on the initial LE and re-disclosed LE, but changed to a Mortgage Broker Fee on the last LE. There is no tolerance violation as the amount of the fee was the same.	09/10/2018			1	A		MI	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752859	XXXX	XXXX		22574838			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-08-29): Upon further review, it was determined the disclosure was provided in the proper time frame.	08/29/2018			1	A		MI	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752859	XXXX	XXXX		22574839			Credit	Missing Document	General	Missing Document	Missing Document: Field Review not provided		The LTV was > 80% and per the guidelines an appraisal review was required. The file was missing the field review or Clear Capital CDA (or like product).	DTI below max by 5% or greater PITIA reserves above minimum by 6 months or greater			Reviewer Comment (2018-08-31): Client elected to waive the condition Reviewer Comment (2018-08-13): Lender provided a copy of the CDA report obtained post-closing. The field review or CDA report obtained prior to consummation, as required by the guidelines, was not provided. Condition remains			08/31/2018	2	B		MI	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752859	XXXX	XXXX		22574840			Compliance	Compliance	Federal Compliance	TRID	Missing Document: Field Review not provided		The LTV was > [Redact] and per the guidelines an appraisal review was required. The file was missing the field review or Clear Capital CDA (or like product).								2	B		MI	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752860	XXXX	XXXX		22574843			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-13): Lender provided a copy of the CDA report supporting the appraised value.	08/13/2018			1	A		GA	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752860	XXXX	XXXX		22574845			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact] )	Cure for Survey fee of [Redact] was not provided.				Reviewer Comment (2018-08-29): Lender provided a valid change of circumstance disclosure for the addition of the fee. Buyer Comment (2018-08-24): Fee was reflected in the COC sent. Borrower select to have the Survey completed. No cure required.	08/29/2018			1	A		GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752860	XXXX	XXXX		22574846			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact] )	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact]-. Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-08-07): Lender provided a cure on the final CD.		08/07/2018		2	B		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752860	XXXX	XXXX		22574847			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75103)	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2018-08-29): Lender provided a valid change of circumstance disclosure for the addition of the fee. Buyer Comment (2018-08-24): Fee was reflected in the COC sent. Borrower select to have the Survey completed. No cure required.	08/29/2018			1	A		GA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752860	XXXX	XXXX		22574849			Credit	Income / Employment	Income Documentation	Income / Employment	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75174)	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2018-08-15): Lender provided the 24 months consecutive bank statements Buyer Comment (2018-08-13): P&L and Bank Statements	08/15/2018			1	A		GA	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752860	XXXX	XXXX		22574850			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The file was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the borrower's electronic receipt of the disclosure.				Reviewer Comment (2018-08-29): Lender provided proof of the borrower's electronic receipt of the Affiliated Business Arrangement Disclosure.	08/29/2018			1	A		GA	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752860	XXXX	XXXX		22574851			Credit	Missing Document	General	Missing Document	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.	DTI below max by 5% or greater Borrower on this alternate / bank statement loan has a disposable income of [Redact] Guideline is $1500.00			Reviewer Comment (2018-08-31): Client elected to waive the condition Reviewer Comment (2018-08-29): Lender provided a copy of the CDA report obtained post-closing. The field review or CDA report obtained prior to consummation, as required by the guidelines, was not provided. Condition remains			08/31/2018	2	B		GA	Primary	Purchase		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752860	XXXX	XXXX		22574852			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $280.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)							08/29/2018		1	A		GA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752861	XXXX	XXXX		22574853			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-08-13): Lender provided a copy of the CDA report supporting the appraised value.	08/13/2018			1	A		ME	Primary	Purchase		C	B	C	B	B	B	C	A	Non QM	Higher Priced QM	No
215752861	XXXX	XXXX		22574856			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Maine Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] or subject loan is a high-cost mortgage loan, contains negative amortization, or has an interest-only feature. Compliant Higher Priced Loan.					Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		ME	Primary	Purchase		C	B	C	B	B	B	C	A	Non QM	Higher Priced QM	No
215752861	XXXX	XXXX		22574857			Compliance	Compliance	State Compliance	State HPML	Maine HPML Threshold 2013 Test Compliant	Maine Higher-Priced Mortgage Loan: APR on subject loan of 8.48020% or Final Disclosure APR of 8.50600% is in excess of allowable threshold of APOR 4.57% + 1.5%, or 6.07000%, or subject loan is a high-cost mortgage loan, contains negative amortization, or has an interest-only feature. Compliant Higher Priced Loan.									1	B		ME	Primary	Purchase
Within 30 days of closing and prior to receiving any notice, notify borrower, make appropriate restitution and adjustments.

(Narrow Defense - Requires CHD Approval)
Within 60 days of closing and prior to receiving any notice, (1) provide Lender Attestation to SitusAMC attesting (a) lender has not received any notice from borrower regarding the failure and (b) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how the higher-priced loan was made despite procredures to prevent); (2)  notify the borrower and make appropriate restitution/adjustments to the loan; and (3) proof of mailing.
																												C	B	C	B	B	B	C	A	Non QM	Higher Priced QM	Yes
215752861	XXXX	XXXX		22574861			Credit	Missing Document	General	Missing Document	Missing Document: Field Review not provided		The LTV was > 80% and per the guidelines an appraisal review was required. The file was missing the field review or Clear Capital CDA (or like product).	DTI below max by 5% or greater PITIA reserves above minimum by 6 months or greater Borrowers made a down payment of [Redact] from their own funds on this purchase transaction.			Reviewer Comment (2018-08-31): Client elected to waive the condition			08/31/2018	2	B		ME	Primary	Purchase		C	B	C	B	B	B	C	A	Non QM	Higher Priced QM	No
215752861	XXXX	XXXX		22574862			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Missing Document: Field Review not provided		The LTV was > [Redact] and per the guidelines an appraisal review was required. The file was missing the field review or Clear Capital CDA (or like product).								2	B		ME	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	B	B	C	A	Non QM	Higher Priced QM	No
215752862	XXXX	XXXX		22574864			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		FL	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215752862	XXXX	XXXX		22574865			Compliance	Compliance	Federal Compliance	TRID	Federal LO Compensation (Disclosure)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2018-10-04): [Redact] - Lender provided clarification and documentation was identified and associated. Issue cleared. Buyer Comment (2018-10-03): Broker had disclosed the SSPL in the same initial package as the LE on [Redact] . The Letter of Intent on page 285 signed on [Redact] is the proof of receipt.	10/04/2018			1	A		FL	Primary	Purchase	No Defined Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	No
215752862	XXXX	XXXX		22574867			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact] )	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2018-09-18): Lender provided a post-close CD correcting the Contact Information section.		09/18/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
215752862	XXXX	XXXX		22574869			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact] )	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-10-04): [Redact] - Lender provided the list of 10 counseling agencies that go with the borrower's acknowledgement of receipt. Issue cleared. Buyer Comment (2018-10-03): Uploaded and proof of delivery is in the original package on page 363	10/04/2018			1	A		FL	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215752862	XXXX	XXXX		22574870			Credit	Income / Employment	Income Documentation	Income / Employment	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Dues. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7712)					Reviewer Comment (2018-10-04): 24 months bank statements have been provided. Reviewer Comment (2018-10-02): The lender provided bank statements used to qualify; however the file was still missing the bank statements from [Redact] to 0[Redact] and [Redact] to [Redact] . Condition remains	10/04/2018			1	A		FL	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215752862	XXXX	XXXX		22574871			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Dues. Fee Amount of $295.67 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7712)							09/18/2018		1	A		FL	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
215752862	XXXX	XXXX		22574872			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The [Redact] account [Redact] disclosed on the credit report with a monthly payment of [Redact] was not included in the borrower's liabilities. The file was missing documentation verifying the exclusion of the debt.				Reviewer Comment (2018-10-29): Lender provided over 12 months bank statements showing the borrower pays this out of the business. Buyer Comment (2018-10-26): Lexus payment is paid out of the business operating account. bank statements in file. payment amount is actually [Redact] loan number matches.	10/29/2018			1	A		FL	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215752863	XXXX	XXXX		22574874			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752863	XXXX	XXXX		22574876			Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2018-10-01): Document provided.	10/01/2018			1	A		FL	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752863	XXXX	XXXX		22574878			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact] )	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made. Post close CD dated 7/24 did not correct this.
Reviewer Comment (2018-10-19): Erroneous Reg ID 3061.  The title fees were disclosed in section B of the final CD; however the fees were payable to a provider not disclosed on the SSPL.  The post-close CD in file moved the fees to the correct section and letter of explanation provided to the borrower..

Buyer Comment (2018-10-18): Was this condition cleared as it was downgraded to an EV2 but still open. Please advise if additional documentation is required.

Reviewer Comment (2018-10-05): COC dated [Redact]  provided for a Loan Amount change, rate change and a rate lock.  A revised LE was prepared on [Redact]  for the reasons stated on the COC.  A COC dated [Redact]  was provided indicating reason as Loan Amount Change.   Initial CD was issued on [Redact]  with no additional Loan Amount change and an increase in Mortgage Broker Fee.  The reason for the increase in the Mortgage Broker Fee was not verified. Exception remains.
																			10/19/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752863	XXXX	XXXX		22574879			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (73109)	The Mortgage Broker Fee was initially disclosed as [Redact] on the initial LE and increased to [Redact] on the final CD. Note: the fee increased on the initial CD issued [Redact] ; however a valid change of circumstance disclosure was not provided in the file.
Reviewer Comment (2018-10-12): AMC received the [Redact]  COC. Broker Fee was updated within 3 days of COC. Exception Cleared.

Buyer Comment (2018-10-11): [Redact]  KK LE issued [Redact]  for loan amount change but the broker fee was not updated accordingly @ [Redact] of the loan amount change therefore redisclosure was made on the initial CD COC dated [Redact]  still within three days of a lock update that occurred [Redact] with a UPE to disclose the Broker fee correctly @ [Redact] of [Redact]

Reviewer Comment (2018-10-05): Further review required this exception to be re-opened - COC dated [Redact]  provided for a Loan Amount change, rate change and a rate lock.  A revised LE was prepared on [Redact]  for the reasons stated on the COC.  A COC dated [Redact]  was provided indicating reason as Loan Amount Change.   Initial CD was issued on [Redact]  with no additional Loan Amount change and an increase in Mortgage Broker Fee.  The reason for the increase in the Mortgage Broker Fee was not verified.

Reviewer Comment (2018-10-01): Change of Circumstance - Loan Amount Increase.
																		10/12/2018			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752863	XXXX	XXXX		22574886			Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The title fees were disclosed in section B of the final CD (Services Borrower Did Not Shop For); however the fees were payable to a provider that was not disclosed on the SSPL and should have been disclosed is section C (Services Borrower Did Shop For). Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-09-17): Lender provided a post-close CD moving the title fees to the correct section.		09/17/2018		2	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752863	XXXX	XXXX		22574887			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Payment Shock exceeds credit guidelines.		Payment shock exceeds guideline maximum of [Redact]	Borrower has a disposable income of [Redact] Borrower has job stability for 10 years as [Redact]		Originator Originator	Reviewer Comment (2018-09-17): The file contained an exception approval for the payment shock exceeding [Redact]			09/17/2018	2	B		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752863	XXXX	XXXX		22574889			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV of [Redact] exceeds maximum allowable for Alt Doc program of [Redact]	Borrower has a disposable income of [Redact] Borrower has job stability for 10 years as [Redact]		Originator Originator	Reviewer Comment (2018-09-17): The file contained an exception approval for the LTV of [Redact] %, exceeding the guideline max of [Redact] %.			09/17/2018	2	B		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752864	XXXX	XXXX		22574882			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The file is missing a third party verification of the borrower's self-employment, as required by the guidelines.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752864	XXXX	XXXX		22574884			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. ([Redact] /[Redact] )	The file is missing a third party verification of the borrower's self-employment, as required by the guidelines.				Reviewer Comment (2018-09-26): Lender provided proof of the borrower's self-employment.	09/26/2018			1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752864	XXXX	XXXX		22574885			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-09-26): Lender provided proof of the borrower's self-employment.	09/26/2018			1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752864	XXXX	XXXX		22574888			Compliance	Compliance	Federal Compliance	ATR/QM	Federal LO Compensation (Disclosure)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2018-09-26): Lender provided proof of the borrower's self-employment.	09/26/2018			1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752864	XXXX	XXXX		22574890			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact] )	Cure of [Redact] was reflected, which is insufficient to cure [Redact] tolerance violations (Loan Discount Points Fee of [Redact] and Appraisal Re-inspection fee of [Redact]				Reviewer Comment (2018-10-09): Letter of Explanation & Corrected Closing Disclosure provided.		10/09/2018		2	B		LA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752864	XXXX	XXXX		22574891			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-09): Letter of Explanation & Corrected Closing Disclosure provided.		10/09/2018		2	B		LA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752864	XXXX	XXXX		22574892			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact] )	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2018-10-09): Letter of Explanation & Corrected Closing Disclosure provided.		10/09/2018		1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752864	XXXX	XXXX		22574893			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Property Value	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redact] disclosed an Appraised Property Value that did not match the actual Property Value for the loan. (Final/[Redact] )	The Final CD disclosed the Appraised Prop. Value as [Redact] however the appraisal in file verified a value of [Redact] Provide a post-close CD correcting the Appraised Prop. Value and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-09): Letter of Explanation & Corrected Closing Disclosure provided.		10/09/2018		2	B		LA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752864	XXXX	XXXX		22574894			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Flood Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Flood Insurance Premium under Prepaids. (Final/[Redact] )	The number of months of prepaid Flood Insurance disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-08): AMC received [Redact] COC. Exception cleared.	10/08/2018			1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752864	XXXX	XXXX		22574895			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids. (Final/[Redact] )	The number of months of prepaid Homeowner's Insurance disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-08): AMC received [Redact] COC. Exception cleared.	10/08/2018			1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752864	XXXX	XXXX		22574896			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2018-10-08): A Cure of [Redact] is indicated on the Final CD.	10/08/2018			1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752864	XXXX	XXXX		22574898			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (75103)					Reviewer Comment (2018-10-09): Letter of Explanation & Corrected Closing Disclosure provided.		10/09/2018		2	B		LA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752864	XXXX	XXXX		22574899			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee disclosed as [Redact] on LE dated [Redact] but disclosed as [Redact] on Final CD. The file did not contain a valid change of circumstance disclosure for the increased fee.				Reviewer Comment (2018-10-08): AMC received lender correspondence regarding the [Redact] SSPL received on disclosure tracking. Exception Cleared. Buyer Comment (2018-10-05): This is broker's SSPL which was provided together with the LE on [Redact] . The signed letter of intent to proceed on page 407 in the original package is the proof of receipt borrower had received within 3 days of application date.	10/08/2018			1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752864	XXXX	XXXX		22574900			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75103)							10/08/2018		1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752865	XXXX	XXXX		22574906			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.	The file was missing a copy of the signed 2016 1120S for the borrower's S-Corp, as required by Appendix Q.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		GA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215752865	XXXX	XXXX		22574907			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument Error: County was not provided		The Security Deed in the file disclosed an incorrect county. The Security Deed disclosed the county as Fulton; however per the title and appraisal, the correct county is DeKalb. Provide a revised Security Deed with the correct county and proof the revised version was sent for re-recording.				Reviewer Comment (2018-11-21): Lender provided updated recorded mortgage showing the county as [Redact] Buyer Comment (2018-11-20): Re-Recorded DOT	11/21/2018			1	A		GA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215752865	XXXX	XXXX		22574908			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact] )	The Lender Contact Name field is blank on the CD. This issue is not corrected on the post-closing CD issued on [Redact]				Reviewer Comment (2018-10-08): Letter of Explanation & Corrected Closing Disclosure provided		10/08/2018		1	A		GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752865	XXXX	XXXX		22574909			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redact] disclosed a Closing Date that did not match the actual date of consummation. (Final/[Redact] )	The latest Closing Disclosure reflects a Closing Date of [Redact] , but the transaction consummation (mortgage notary) date was [Redact] Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made. Note: The file is missing a copy of the final CD. The only CD's in file issued at or prior to consummation were both dated [Redact] with closing dates of [Redact] .				Reviewer Comment (2018-10-08): Letter of Explanation & Corrected Closing Disclosure provided		10/08/2018		2	B		GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752865	XXXX	XXXX		22574910			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redact] incorrectly disclosed whether the loan allows for Assumption. (Final/[Redact] )	The CD in file issued [Redact] identified the loan was assumable; however per the guidelines the loan was not assumable. Note: the file was missing the final CD.				Reviewer Comment (2018-10-08): Letter of Explanation & Corrected Closing Disclosure provided		10/08/2018		2	B		GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752865	XXXX	XXXX		22574911			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/[Redact] )	The latest CD in the file (at or prior to consummation) disclosed a homeowner's insurance premium that did not match the declarations page in the file. The CD disclosed a premium of [Redact] however the premium was verified as [Redact] Note: the file is missing a copy of the final CD. The only CD's in the file at or prior to consummation were issued [Redact] .				Reviewer Comment (2018-10-08): Letter of Explanation & Corrected Closing Disclosure provided		10/08/2018		1	A		GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752865	XXXX	XXXX		22574912			Credit	Missing Document	General	Missing Document	Missing Document: Field Review not provided		The LTV was > 80% and per the guidelines an appraisal review was required. The file was missing the field review or Clear Capital CDA (or like product) obtained at or prior to consummation.				Reviewer Comment (2018-09-26): Lender provided a copy of the CDA report obtained prior to consummation	09/26/2018			1	A		GA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215752865	XXXX	XXXX		22574913			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The BMW Fin Svc account xx3685 disclosed on the credit report with a monthly payment of $1,530.00 was not included in the borrower's liabilities. The file was missing documentation verifying the exclusion of the debt.				Reviewer Comment (2018-09-26): Debt was paid by the business. The business tax returns in the file verified the debt was an expense and per the guidelines can be omitted. Reviewer Comment (2018-09-26): Documentation supporting the debt being omitted was not provided. Condition remains	09/26/2018			1	A		GA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215752865	XXXX	XXXX		22574914			Compliance	Compliance	Federal Compliance	TRID	Security Instrument Error: County was not provided		The Security Deed in the file disclosed an incorrect county. The Security Deed disclosed the county as [Redact] however per the title and appraisal, the correct county is [Redact] Provide a revised Security Deed with the correct county and proof the revised version was sent for re-recording.				Reviewer Comment (2018-10-19): AMC received PCCD issued [Redact] correcting the Assumption section and LOE. Exception Cured.		10/19/2018		2	B		GA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752865	XXXX	XXXX		22574916			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Missing Document: Field Review not provided		The LTV was > [Redact] and per the guidelines an appraisal review was required. The file was missing the field review or Clear Capital CDA (or like product) obtained at or prior to consummation.				Reviewer Comment (2018-09-26): Lender provided a copy of the signed 2016 1120S.	09/26/2018			1	A		GA	Primary	Purchase		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215752865	XXXX	XXXX		22574917			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Credit Exception:		The [Redact] account [Redact] disclosed on the credit report with a monthly payment of [Redact] was not included in the borrower's liabilities. The file was missing documentation verifying the exclusion of the debt.				Reviewer Comment (2018-09-26): Lender provided a copy of the signed 2016 1120S.	09/26/2018			1	A		GA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752866	XXXX	XXXX		22574927			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-09-26): The CDA report supporting the appraised value was obtained.	09/26/2018			1	A		CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	A	A	C	A	N/A	N/A	No
215752866	XXXX	XXXX		22574930			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,019.60 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	The Transfer Tax Fee [Redact] was not initially disclosed or added with a valid change of circumstance. The fee was added on the [Redact] CD.						09/17/2018		1	A		CA	Investment	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	A	A	C	A	N/A	N/A	Yes
215752866	XXXX	XXXX		22574931			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Per the guidelines, a cash-out transaction the property vested in the name of a trust must be quit claimed to the borrower(s) individual name(s) at least six (6) months prior to application to qualify. The property was deeded to the borrower individually at closing.	0 X 30 24 month housing history Borrower has a disposable income of [Redact]		Originator Originator	Reviewer Comment (2018-09-18): Lender provided an exception approval for the property being deeded out of the trust to the borrower at closing.			09/18/2018	2	B		CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	A	A	C	A	N/A	N/A	No
215752866	XXXX	XXXX		22574932			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file is missing a copy of the final CD from the simultaneous refinance on the investment property disclosed on the schedule of real estate owned.				Reviewer Comment (2018-09-27): Lender provided a copy of the CD from the refinance of the additional investment property.	09/27/2018			1	A		CA	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	A	A	C	A	N/A	N/A	No
215752867	XXXX	XXXX		22574901			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file is missing a copy of the final CD from the simultaneous refinance on the investment property disclosed on the schedule of real estate owned that paid off the mortgage on another investment property.				Reviewer Comment (2018-09-26): Lender provided a copy of the final CD from the refinance of an additional investment property. Reviewer Comment (2018-09-26): Lender provided a copy of the post-close CD for the subject transaction. Condition remains Buyer Comment (2018-09-24): CD from other loan	09/26/2018			1	A		CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
215752867	XXXX	XXXX		22574902			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Per the guidelines, a property vested in the name of a trust must be quit claimed to the borrower(s) individual name(s) at least six (6) months prior to application to qualify. The property was deeded to the borrower individually at closing.	Borrower has a disposable income of [Redact] 0 X 30 24 month housing history		Originator Originator	Reviewer Comment (2018-09-19): Lender provided an exception approval for the property being deeded out of the trust to the borrower at closing.			09/19/2018	2	B		CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
215752867	XXXX	XXXX		22574904			Credit	Missing Document	General	Missing Document	Missing Document: AVM not provided		The subject is an investment property and per the guidelines an appraisal review was required. The file was missing the AVM, Desk Review, Field Review, or a full second appraisal supporting the appraised value obtained at or prior to consummation.	Conservative use of credit or minimal use of revolving credit and Prior Homeownership Experience (Not resulting in FC or Short Sale) Residual Income greater than $2,500.00 and Ability to accumulate savings (401k or documented savings history)		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-09): Lender provided an exception to waive the CDA before consummation. This issue is waived.			11/09/2018	2	B		CA	Investment	Refinance - Rate/Term		C	B	C	B	A	A	A	A	N/A	N/A	No
215752868	XXXX	XXXX		22574915			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-09-24): Lender provided a copy of the CDA report supporting the appraised value.	09/24/2018			1	A		TN	Primary	Refinance - Cash-out - Other		C	B	A	A	B	B	C	A	Non QM	Higher Priced QM	No
215752868	XXXX	XXXX		22574920			Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The title fees were disclosed in section B of the final CD (Services Borrower Did Not Shop For); however the fees were payable to a provider that was not disclosed on the SSPL and should have been disclosed is section C (Services Borrower Did Shop For). Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-09-13): Lender provided a post-close CD moving the title fees to the correct section.		09/13/2018		2	B		TN	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	B	B	C	A	Non QM	Higher Priced QM	Yes
215752868	XXXX	XXXX		22574921			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2018-09-13): Lender provided a post-close CD correcting the Cash to Close and Calculating Cash to Close sections, to match all LE's and CD's provided at or prior to consummation.		09/13/2018		2	B		TN	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	A	A	B	B	C	A	Non QM	Higher Priced QM	Yes
215752868	XXXX	XXXX		22574922			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7506)					Reviewer Comment (2018-09-13): Lender provided a post-close CD correcting the Calculating Cash to Close section.		09/13/2018		2	B		TN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	B	B	C	A	Non QM	Higher Priced QM	Yes
215752868	XXXX	XXXX		22574923			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (8304)							09/13/2018		1	A		TN	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	B	B	C	A	Non QM	Higher Priced QM	Yes
215752868	XXXX	XXXX		22574924			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $490.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)							09/13/2018		1	A		TN	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	B	B	C	A	Non QM	Higher Priced QM	Yes
215752868	XXXX	XXXX		22574925			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $354.20 exceeds tolerance of $347.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)							09/13/2018		1	A		TN	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	B	B	C	A	Non QM	Higher Priced QM	Yes
215752868	XXXX	XXXX		22574926			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The title fees were disclosed in section B of the final CD (Services Borrower Did Not Shop For); however the fees were payable to a provider that was not disclosed on the SSPL and should have been disclosed is section C (Services Borrower Did Shop For). Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-09-20): Tape discrepancy; the loan was a QM Higher Priced loan.	09/20/2018			1	A		TN	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	B	B	C	A	Non QM	Higher Priced QM	No
215752869	XXXX	XXXX		22574933			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Fraud Report not provided		The file was missing a copy of the required fraud report.				Reviewer Comment (2018-10-02): Lender provided a copy of the fraud report.	10/02/2018			1	A		NM	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Non QM	Higher Priced QM	No
215752869	XXXX	XXXX		22574935			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-09-26): The CDA report supporting the appraised value was obtained.	09/26/2018			1	A		NM	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Non QM	Higher Priced QM	No
215752869	XXXX	XXXX		22574937			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure		The file was missing a copy of the required fraud report.				Reviewer Comment (2018-10-04): [Redact] Proof in file disclosure was electronically sent on [Redact] which is acceptable for signature. Exception cleared. Buyer Comment (2018-10-03): The form and proof was provided in the original package delivered on pages 230-231 and 350-351.	10/04/2018			1	A		NM	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Non QM	Higher Priced QM	No
215752869	XXXX	XXXX		22574938			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-09-13): Lender provided a post-close CD correcting the Calculating Cash to Close section.		09/13/2018		2	B		NM	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	C	A	Non QM	Higher Priced QM	Yes
215752869	XXXX	XXXX		22574939			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-09-20): Tape discrepancy; the loan was a QM Higher Priced loan.	09/20/2018			1	A		NM	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	B	B	C	A	Non QM	Higher Priced QM	No
215752870	XXXX	XXXX		22574940			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Per the guidelines, the maximum allowable DTI for the Alt-Doc program is 43%. The actual DTI was 49.45%.	754 representative FICO score > 620 guideline minimum - 134 points above guideline minimum [Redact] in residual income, guidelines require $1,950.00 minimum.		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-09-19): The file contained an exception approval for the DTI exceeding [Redact]			09/19/2018	2	B		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752870	XXXX	XXXX		22574943			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact] )	Cure for HOA fees of [Redact] was not provided. A cure of [Redact] for the increased recording fee was provided on the final CD.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752870	XXXX	XXXX		22574944			Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2018-09-19): Lender provided a post-close CD moving the HOA dues to the correct section (H). There was no tolerance violation.		09/19/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752870	XXXX	XXXX		22574946			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact] )	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-09-19): A cure was provided on the final CD.		09/19/2018		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752870	XXXX	XXXX		22574947			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Dues. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7543)	The HOA Dues were not disclosed on the initial LE and added to the final CD. The fee was disclosed in the incorrect section (C) and should have been disclosed in section H. Fees disclosed in sections A-C are fees that are required by the lender. Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-09-19): Lender provided a post-close CD moving the HOA dues to the correct section (H). There was no tolerance violation.		09/19/2018		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752870	XXXX	XXXX		22574948			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA other fees. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75142)	The HOA Other Fees were not disclosed on the initial LE and added to the final CD. The fee was disclosed in the incorrect section (C) and should have been disclosed in section H. Fees disclosed in sections A-C are fees that are required by the lender. Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-09-19): Lender provided a post-close CD moving the HOA dues to the correct section (H). There was no tolerance violation.		09/19/2018		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752870	XXXX	XXXX		22574949			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Transfer Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75143)	The HOA Transfer Fees were not disclosed on the initial LE and added to the final CD. The fee was disclosed in the incorrect section (C) and should have been disclosed in section H. Fees disclosed in sections A-C are fees that are required by the lender. Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-09-19): Lender provided a post-close CD moving the HOA dues to the correct section (H). There was no tolerance violation.		09/19/2018		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752870	XXXX	XXXX		22574950			Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2018-10-05): document provided.	10/05/2018			1	A		FL	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752870	XXXX	XXXX		22574951			Credit	Missing Document	General	Missing Document	Missing Document: Field Review not provided		The LTV was > 80% and per the guidelines an appraisal review was required. The file is missing the pre-closing field review or Clear Capital CDA (or like product). Note: A post closing CDA was provided.				Reviewer Comment (2018-10-29): Lender provided evidence of a UCDP Risk Score of 2.4. Scores of 2.5 or less qualify for overriding the pre-close secondary valuation model on this deal. This issue is cleared.	10/29/2018			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752870	XXXX	XXXX		22574952			Credit	Income / Employment	Income Documentation	Income / Employment	Missing Document: Field Review not provided		The LTV was > [Redact] and per the guidelines an appraisal review was required. The file is missing the pre-closing field review or Clear Capital CDA (or like product). Note: A post closing CDA was provided.				Reviewer Comment (2018-09-28): Lender provided a copy of the P&L Buyer Comment (2018-09-27): YTD P&L	09/28/2018			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752871	XXXX	XXXX		22574954			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752871	XXXX	XXXX		22574955			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact] )	Cure of [Redact] was reflected on the final closing disclosure (for [Redact] Appraisal Fee increase and $200 Appraisal Re-inspection Fee), which is insufficient to cure [Redact] for the zero tolerance violations (the [Redact] for Attorney Fee was not cured). The violation amount remaining is [Redact]								2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752871	XXXX	XXXX		22574956			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact] )	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-12): AMC received PCCD issued [Redact] and [Redact] COC. The COC is valid to add the Attorney Fee in Section C. The PCCD correctly moved fee to section C. Exception Cured.		10/12/2018		2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752871	XXXX	XXXX		22574958			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact] )	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.								2	B		NJ	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752871	XXXX	XXXX		22574959			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7506)	$5 Cure for Appraisal Fee disclosed as $450 on LE dated [Redact] , but disclosed as $455 on Final Closing Disclosure was provided to the borrower at closing.				Reviewer Comment (2018-09-20): Cure provided on the final CD		09/20/2018		2	B		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752871	XXXX	XXXX		22574960			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75103)	[Redact] cure for Inspection Fee was not disclosed on LE dated [Redact] , but disclosed as [Redact] on Final Closing Disclosure was provided to the buyer at closing.				Reviewer Comment (2018-09-20): Cure provided on the final CD Reviewer Comment (2018-09-18): This was cured at settlement.		09/20/2018		2	B		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752871	XXXX	XXXX		22574961			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent Only). Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7590)	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2018-10-12): AMC received PCCD issued [Redact] and [Redact] COC. The COC is valid to add the Attorney Fee in Section C. The PCCD correctly moved fee to section C. Exception Cured. Reviewer Comment (2018-09-28): AMC received Change of Circumstance for borrower selection of attorney fee. The attorney fee is listed in Section B as a fee the borrower did not shop for. Fee needs to be listed in Section C as a shopable fee. Please provide corrected cd and letter to the borrower.		10/12/2018		2	B		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752871	XXXX	XXXX		22574963			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.		A letter from a CPA or borrower must be obtained verifying that the withdrawal of funds for the transaction will not have a negative impact on the business. If a CPA letter is not provided, a cash flow analysis of the tax returns, business bank statements, and P&L (when applicable) must be completed by the Underwriter to determine if the withdrawal of funds from the business is acceptable. This documentation is missing from the loan file.	Substantial Cash Reserves (> 6 months). Self Employed over 20 years. Borrower on this full documentation loan has a disposable income of [Redact] The guidelines require $1,650. 719 representative FICO score > 580 guideline minimum - 139 points above guideline minimum		Originator Pre-Close Originator Pre-Close Owner Owner	Reviewer Comment (2019-01-14): Lender provided an exception approval for having no CPA letter. This issue is waived with compensating factors. Buyer Comment (2019-01-11): exception approval uploaded.			01/14/2019	2	B		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752875	XXXX	XXXX		22574991			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact] )	Cure for Appraisal fee of $75.00 was not provided.
Reviewer Comment (2018-11-06): AMC received Letter of Explanation & Corrected Closing Disclosure.

Buyer Comment (2018-11-06): $85 CURE WAS COMPLETED AT TIME OF FUNDING (SEE CLOSING AGENTS FINAL ALTA SS) AND ADDITIONAL [Redact]  CURE COMPLETED POST CLOSING FOR THE TOTAL OF [Redact]...PLEASE CURE EXCEPTION.

Reviewer Comment (2018-11-02): AMC received [Redact]  PCCD indicating a cure of [Redact] Please provide refund check and shipping label to cure. Exception Stands.

Reviewer Comment (2018-11-02): Cured incorrect exception. Please provide refund check and shipping label to cure. Exception Stands.

Buyer Comment (2018-11-01): PCCD AND LOE UPLOADED TOGETHER
																			11/06/2018		2	B		OH	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752875	XXXX	XXXX		22574992			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-06): AMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2018-11-06): $85 CURE WAS COMPLETED AT TIME OF FUNDING (SEE CLOSING AGENTS FINAL ALTA SS) AND ADDITIONAL [Redact] CURE COMPLETED POST CLOSING FOR THE TOTAL OF [Redact]...PLEASE CURE EXCEPTION. Reviewer Comment (2018-11-02): AMC received [Redact] PCCD indicating a cure of [Redact] Please provide refund check and shipping label to cure. Exception Stands. Buyer Comment (2018-11-01): PCCD AND LOE UPLOADED TOGETHER		11/06/2018		2	B		OH	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752875	XXXX	XXXX		22574994			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-02): AMC received [Redact] PCCD correcting the amount of closing costs financed and LOE. Exception Cured. Buyer Comment (2018-11-01): PCCD AND LOE UPLOADED TOGETHER		11/02/2018		2	B		OH	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752876	XXXX	XXXX		22575011			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $670.00 exceeds tolerance of $485.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)							09/27/2018		1	A		IN	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	A	A	A	Non QM	Non QM	Yes
215752876	XXXX	XXXX		22575013			Credit	Missing Document	General	Missing Document	Missing Document: AVM not provided		The loan amount was > [Redact] and per the guidelines an appraisal review was required. The file was missing the AVM, Desk Review, Field Review, or a full second appraisal supporting the appraised value obtained at or prior to consummation.	Increase in residual income by $2,500 or greater Borrower has employment stability for 9 years in the [Redact]		Originator Pre-Close Originator Pre-Close
Reviewer Comment (2018-12-11): Lender sent approval reflecting to waive requirement for cda prior to closing. One was obtained post closing.

Buyer Comment (2018-12-07): PC exception uploaded

Reviewer Comment (2018-12-06): Lender provided a copy of the post close CDA captured in review. File requires a secondary valuation prior to funding this loan. Please provided a copy or the pre-funding secondary valuation used to support value (dated [Redact]  or earlier) or provide an exception approval for not having one. This issue remains open.

Buyer Comment (2018-12-04): CDA

Buyer Comment (2018-12-04): CDA uploaded
																				12/11/2018	2	B		IN	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
215752876	XXXX	XXXX		22575014			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Payment Shock exceeds credit guidelines.		The payment shock exceeds the guideline maximum allowable of [Redact]	Increase in residual income by $2,500 or greater Borrower has employment stability for 9 years in the [Redact]		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-09-27): Lender provided an exception approval for the payment shock exceeding the guideline max			09/27/2018	2	B		IN	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
215752877	XXXX	XXXX		22575005			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.	The file is missing a copy of the Colorado First Lien Refinance Notice disclosure.				Reviewer Comment (2018-11-08): Original appraisal was received on [Redact] . A copy provided to Borrower on [Redact] and then a revised appraisal received on [Redact] .	11/08/2018			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752877	XXXX	XXXX		22575007			Compliance	Compliance	Federal Compliance	Federal HPML	ECOA Appraisal Provided Before Completion	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/[Redact] )	The file contained documentation verifying the borrower received a copy of the appraisal on 07/09/2018 which is prior to the revised appraisal date of [Redact] . Provide documentation verifying the borrower received a copy of the updated appraisal.
Reviewer Comment (2018-10-30): Borrower received a copy of the appraisal prior to consummation.

Reviewer Comment (2018-10-30): Lender provided a copy of the initial appraisal dated [Redact] ; there is evidence of delivery by mail on [Redact] . The post-close dated appraisal was obtained due to comments needed on a property address issue; the appraiser states the two variances as being one in the same address. There was no value change. This issue is pending for AMC's CSM and the investor's review.

Buyer Comment (2018-10-30): Appraisal was received and cleared by AMC.  Please clear this condition.
																		10/30/2018			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752877	XXXX	XXXX		22575008			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely)	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-10-30): Lender provided a copy of the appraisal report with date of [Redact]	10/30/2018			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752877	XXXX	XXXX		22575010			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.31610% or Final Disclosure APR of 9.39000% is in excess of allowable threshold of APOR 4.56% + 1.5%, or 6.06000%. Non-Compliant Higher Priced Mortgage Loan.	The appraisal in the file had a report date of [Redact] , which is after the consummation date of [Redact] . The file is missing a copy of the initial appraisal obtained prior to consummation.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752877	XXXX	XXXX		22575012			Compliance	Compliance	State Compliance	Misc. State Level	Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2018-10-30): Lender provided a copy of the disclosure.	10/30/2018			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752877	XXXX	XXXX		22575016			Compliance	Compliance	Federal Compliance	TRID	TIL HPML Appraisal Not Obtained Prior to Closing	TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained prior to consummation.	The appraisal in the file had a report date of [Redact] , which is after the consummation date of [Redact] . The file is missing a copy of the initial appraisal obtained prior to consummation.				Reviewer Comment (2018-11-08): AMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2018-11-07): PCCD AND LOE UPLOADED		11/08/2018		2	B		CO	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752877	XXXX	XXXX		22575017			Compliance	Compliance	Federal Compliance	TRID	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Lender to provide proof the updated appraisal was sent to the borrower.				Reviewer Comment (2018-09-28): Lender provided a post-close CD correcting the Calculating Cash to Close section.		09/28/2018		2	B		CO	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752877	XXXX	XXXX		22575018			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-08): AMC received Disclosure Tracking evidencing receipt of initial and revised LE and initial CD Buyer Comment (2018-11-07): DISCLOSURE TRACKING SHOWS BOR REC'D CD ON [Redact]	11/08/2018			1	A		CO	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752877	XXXX	XXXX		22575019			Compliance	Compliance	Federal Compliance	TRID	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier borrower receipt was not found in file. The updated Closing Disclosure dated [Redact] contained an APR change. There is no evidence in the file that the borrower received the updated CD three business days prior to the loan consummation date.				Reviewer Comment (2018-10-26): AMC received SSPL provided [Redact] and Disclosure Tracking. Exception Cleared.	10/26/2018			1	A		CO	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752877	XXXX	XXXX		22575021			Compliance	Compliance	Federal Compliance	Federal HPML	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2018-10-30): Updated appraisal disclosing the correct address provided	10/30/2018			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752877	XXXX	XXXX		22575022			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: [Redact]	Street address is reflected as [Redact]and Note reflects [Redact]				Reviewer Comment (2018-10-30): Updated appraisal addendum verifying the property address provided Reviewer Comment (2018-10-30): Lender provided a copy of a supplemental addendum page to the appraisal, from the latest report dated [Redact] , stating "These addresses both refer to the subject property (assessor's parcel [Redact]). This is not considered a negative factor for marketability for the subject property." This issue is pending review by AMC's CSM and the Investor. Buyer Comment (2018-10-30): See attached letter from appraiser	10/30/2018			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752878	XXXX	XXXX		22574986			Compliance	Compliance	Federal Compliance	TRID	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/[Redact] )	The Initial CD was issued [Redact] with a presumed receipt of [Redact] The Note Date is [Redact] .				Reviewer Comment (2018-10-07): Lender provided a post-close CD correcting the Calculating Cash to Close section.		10/07/2018		2	B		MT	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752878	XXXX	XXXX		22574987			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/[Redact] )	The Initial CD was issued [Redact] with a presumed receipt of 07/24/2018. The Note Date is [Redact] .				Reviewer Comment (2018-10-29): Disclosure tracking in file indicates the [Redact] CD was received [Redact] . Exception Cleared. Buyer Comment (2018-10-26): see e receipt [Redact]	10/29/2018			1	A		MT	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752878	XXXX	XXXX		22574988			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	The program is a Non Prime N51AA with a qualifying FICO of [Redact] The max LTV for at least a [Redact] FICO on a cash out is [Redact] A lender exception is noted on the approval for LTV.	The co-borrower received additional Overtime and Tip income that was not used to qualify. Borrowers have owned the subject property for 6.2 years Borrower has job stability for 16.13 years as [Redact]		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-10-07): Lender made an exception for the LTV exceeding the guideline maximum.			10/07/2018	2	B		MT	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752878	XXXX	XXXX		22574989			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	The DTI of [Redact] exceeded the guideline max of [Redact]	The co-borrower received additional Overtime and Tip income that was not used to qualify. Borrowers have owned the subject property for 6.2 years Borrower has job stability for 16.13 years as [Redact]		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-10-07): Lender made an exception for the DTI exceeding the guideline maximum.			10/07/2018	2	B		MT	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752879	XXXX	XXXX		22574997			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.
Reviewer Comment (2019-01-29): The lender provided documentation re-designating the loan as Non-QM.  Documentation in the file met the guideline requirement.

Reviewer Comment (2019-01-27): The lender provided documentation re-designating the loan as Higher Priced QM; however the loan was already designated as Higher Priced QM.  Per Appendix Q, a copy of the award letter for the Social Security Income is required.  Condition remains

Reviewer Comment (2018-12-14): This is an appendix q requirement and cannot be waived. Loan designation is higher priced qm. Exception remains.

Buyer Comment (2018-12-13): Exception for using 1099 was approved prior to close.  please waive condition.  Document was uploaded.
																		01/29/2019			1	A		MN	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752879	XXXX	XXXX		22574999			Compliance	Compliance	State Compliance	State HPML	(State HPML) Minnesota Subprime (APR Exceeds Subprime Threshold)	Minnesota Subprime Loan: APR on subject loan of 8.56870% or Final Disclosure APR of 8.61900% is in excess of allowable threshold of USTreasury 2.9400% + 3%, or 5.94000%. Compliant Subprime Loan.									1	B		MN	Primary	Refinance - Cash-out - Home Improvement	No obvious cure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752879	XXXX	XXXX		22575000			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Social Security Documentation	Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. ([Redact] /[Redact] )	The file is missing a copy of the award letter for the borrower's Social Security Income, as required by Appendix Q.
Reviewer Comment (2019-01-29): The lender provided documentation re-designating the loan as Non-QM.  Documentation in the file met the guideline requirement.

Reviewer Comment (2019-01-27): The lender provided documentation re-designating the loan as Higher Priced QM; however the loan was already designated as Higher Priced QM.  Per Appendix Q, a copy of the award letter for the Social Security Income is required.  Condition remains

Reviewer Comment (2018-12-14): This is an appendix q requirement and cannot be waived. Loan designation is higher priced qm. Exception remains.

Buyer Comment (2018-12-13): Please see exception approved prior to close to use the 1099 and not the award letter.  Please waive.
																		01/29/2019			1	A		MN	Primary	Refinance - Cash-out - Home Improvement	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752879	XXXX	XXXX		22575001			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-09): Lender provided a post-close CD correcting the Calculating Cash to Close section.		10/09/2018		2	B		MN	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752879	XXXX	XXXX		22575002			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	The loan amount of [Redact] was below the program minimum of [Redact].	DTI below max by 5% or greater Borrower has job stability for 18 years as an Laborer. Borrower on this full documentation loan has a disposable income greater than guideline minimum of $2,500.00.		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-10-09): Lender provided an exception approval for the loan amount below the program minimum.			10/09/2018	2	B		MN	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752879	XXXX	XXXX		22575003			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $202.40 exceeds tolerance of $194.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)							10/09/2018		1	A		MN	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752879	XXXX	XXXX		22575004			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	The lender provided documentation re-designating the loan as Non-QM.								2	B		MN	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752880	XXXX	XXXX		22575026			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made. Note: the post-close CD's provided [Redact] and [Redact] disclosed an incorrect amount of Closing Costs Financed.				Reviewer Comment (2018-11-02): Lender provided a copy of the corrected disclosure.	11/02/2018			1	A		NJ	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752880	XXXX	XXXX		22575027			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The CD does not reflect any closing costs financed when it should reflect [Redact]
Reviewer Comment (2018-11-02): Changed CD issued [Redact]  to [Redact]  since the borrower signed the one issued [Redact]  on [Redact] .

Reviewer Comment (2018-11-02): The rescission period is being calculated off of the CD issued [Redact] . There is no signature date so the system is using a default transaction date of [Redact] . Exception remains.

Buyer Comment (2018-11-01): Consummation CD was issued [Redact]  and executed by the borrower on [Redact]  RTC wait periods were adhered to and there should be no violation. the CD generated on [Redact]  was not delivered to the consumer and only the closing agent for balancing purposes as documented on the attached disclosure tracking. PC CD was issued reflecting revised impounds. This change does not require a re-opening of rescission
																		11/02/2018			1	A		NJ	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752880	XXXX	XXXX		22575028			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact] )					Reviewer Comment (2018-11-02): Changed CD issued [Redact] to [Redact] since the borrower signed the one issued [Redact] on [Redact] . Buyer Comment (2018-11-01): Consummation CD was issued [Redact] and executed by the borrower on [Redact] RTC wait periods were adhered to and there should be no violation. the CD generated on [Redact] was not delivered to the consumer and only the closing agent for balancing purposes as documented on the attached disclosure tracking. PC CD was issued reflecting revised impounds. This change does not require a re-opening of rescission	11/02/2018			1	A		NJ	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752880	XXXX	XXXX		22575029			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact] )	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-08): Lender provided a post-close CD disclosing the number of months of prepaid other taxes.		10/08/2018		2	B		NJ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752880	XXXX	XXXX		22575031			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact] )	CD issued [Redact] is including other tax.				Reviewer Comment (2018-11-02): Changed CD issued [Redact] to [Redact] since the borrower signed the one issued [Redact] on [Redact] .	11/02/2018			1	A		NJ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752880	XXXX	XXXX		22575033			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $10,713.12 on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact] )					Reviewer Comment (2018-11-02): Lender provided a post-close CD correcting the amount of escrowed property costs over year 1.		11/02/2018		2	B		NJ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752880	XXXX	XXXX		22575034			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/556593)	CD issued [Redact] is including other tax.				Reviewer Comment (2018-11-02): Lender provided a post-close CD disclosing the escrow amounts.		11/02/2018		2	B		NJ	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752880	XXXX	XXXX		22575036			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/556594)	CD issued [Redact] is including other tax.				Reviewer Comment (2018-11-02): Lender provided a post-close CD disclosing the escrow amounts.		11/02/2018		2	B		NJ	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752880	XXXX	XXXX		22575038			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/556595)	CD issued [Redact] is including other tax.				Reviewer Comment (2018-11-02): Lender provided a post-close CD disclosing the escrow amounts.		11/02/2018		2	B		NJ	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752880	XXXX	XXXX		22575039			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/556592)	CD issued [Redact] is including other tax.				Reviewer Comment (2018-11-02): Lender provided a post-close CD disclosing the escrow amounts.		11/02/2018		2	B		NJ	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752880	XXXX	XXXX		22575041			Compliance	Compliance	Federal Compliance	TRID Defect	TIL RTC Expected Expiration vs Actual	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The final CD issued [Redact] was not executed and evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-11-02): Lender provided a post-close CD disclosing the escrow amounts.		11/02/2018		2	B		NJ	Primary	Refinance - Cash-out - Debt Consolidation	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752880	XXXX	XXXX		22575043			Compliance	Compliance	Federal Compliance	TRID	TIL Rescission Timing	Truth in Lending Act: Subject loan transaction disbursed on [Redact] , prior to three (3) business days from transaction date of [Redact] .	The final CD issued [Redact] was not executed and evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-11-02): Lender provided a post-close CD correcting the number of months of prepaid property taxes.		11/02/2018		2	B		NJ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752880	XXXX	XXXX		22575044			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact] )	The CD does not reflect any closing costs financed when it should reflect $5,510.25.				Reviewer Comment (2018-11-02): Lender provided a post-close CD correcting the Closing Costs Financed.		11/02/2018		2	B		NJ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752881	XXXX	XXXX		22575032			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2018-10-25): Lender provided a copy of the Loan Options Disclosure.	10/25/2018			1	A		NJ	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215752881	XXXX	XXXX		22575037			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The appraisal was not in the name of the lender. Provide a revised appraisal correcting the client.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		NJ	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215752881	XXXX	XXXX		22575040			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact] )	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.								2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
215752881	XXXX	XXXX		22575042			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids. (Final/[Redact] )	The number of months of prepaid homeowner's insurance disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.								2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
215752881	XXXX	XXXX		22575045			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact] )	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.								2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
215752881	XXXX	XXXX		22575047			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing. (Final/[Redact] )	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-10-26): AMC received SSPL provided on [Redact] . Exception Cleared.	10/26/2018			1	A		NJ	Primary	Purchase	No Defined Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	No
215752881	XXXX	XXXX		22575048			Compliance	Compliance	Federal Compliance	Federal HPML	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7520)									2	B		NJ	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215752881	XXXX	XXXX		22575049			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___	The file was missing a copy of the final title policy.	Borrowers made a down payment of [Redact] from their own funds on this purchase transaction. No gifts. Residual income greater than $2,500.		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-10-10): Lender provided an exception approval for the reserves.			10/10/2018	2	B		NJ	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215752881	XXXX	XXXX		22575050			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $103.81 exceeds tolerance of $95.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)							10/10/2018		1	A		NJ	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
215752881	XXXX	XXXX		22575051			Credit	Missing Document	General	Missing Document	Missing Document: Field Review not provided		The LTV was > [Redact] and per the guidelines an appraisal review was required. The file was missing the field review or Clear Capital CDA (or like product) obtained at or prior to consummation.				Reviewer Comment (2018-10-25): Lender provided a copy of the CDA report done prior to closing.	10/25/2018			1	A		NJ	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215752882	XXXX	XXXX		22575052			Compliance	Compliance	Federal Compliance	TRID Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-11-26): AMC received remaining Refund Check and Proof of Mailing. Exception Cured. Buyer Comment (2018-11-26): CURE CHECK AND TRACKING Reviewer Comment (2018-11-08): AMC received PCCD and LOE. Waiting for refund check and proof of delivery. Buyer Comment (2018-11-07): PCCD AND LOE UPLOADED - CURE CHECK AND TRACKING TO FOLLOW		11/26/2018		2	B		VA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752882	XXXX	XXXX		22575055			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Flood Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Flood Insurance Premium under Prepaids. (Final/[Redact] )	The number of months of prepaid flood insurance disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-08): AMC received required documents, exception is cleared. Buyer Comment (2018-11-07): PCCD AND LOE UPLOADED	11/08/2018			1	A		VA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752882	XXXX	XXXX		22575056			Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact] )	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-10-09): Lender provided a post-close CD correcting the Calculating Cash to Close section.		10/09/2018		2	B		VA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752882	XXXX	XXXX		22575057			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower. (0)	[Redact] violation due to increase in the title fees.				Reviewer Comment (2018-11-26): AMC received remaining Refund Check and Proof of Mailing. Exception Cured. Buyer Comment (2018-11-26): CURE CHECK AND TRACKING Reviewer Comment (2018-11-08): AMC received PCCD and LOE. Waiting on refund check and proof of delivery. Buyer Comment (2018-11-07): PCCD AND LOE UPLOADED - CURE CHECK AND TRACKING TO FOLLOW		11/26/2018		2	B		VA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752882	XXXX	XXXX		22575058			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7506)	The Appraisal Fee disclosed as [Redact] on the initial LE, but disclosed as [Redact] on the Final Closing Disclosure. The fee was increased on the re-disclosed LE issued [Redact] however a valid change of circumstance disclosure was not provided.				Reviewer Comment (2018-10-09): Cure provided on the final CD		10/09/2018		2	B		VA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752882	XXXX	XXXX		22575059			Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact] )	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2021-09-15): Cleared	09/15/2021			1	A		VA	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752882	XXXX	XXXX		22575060			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file was missing documentation to verify the PITIA payment of the co-borrower's additional property owned. The co-borrower was verified with a monthly payment of [Redact]				Reviewer Comment (2018-11-07): Lender provided documentation to support the Housing expenses for B-2's [Redact] property. This issue is cleared. Buyer Comment (2018-11-06): Property is free and clear. See real quest for tax amount. Used [Redact] per month. Included LOX from borrower and evidence the property is occupied by another party.	11/07/2018			1	A		VA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752885	XXXX	XXXX		22575082			Credit	Asset	Asset Documentation	Asset	Income Docs Missing:	Borrower: [Redact]	The file was missing a VVOE for the borrower's current employer within 10 days of closing, as required by the guidelines.	Borrowers made a down payment of [Redact] from their own funds on this purchase transaction. Residual income greater than 3X the VA PITIA reserves above minimum by 6 months or greater		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-14): Lender sent in approval exception to accept one month's statements for both asset accounts.			11/14/2018	2	B		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752885	XXXX	XXXX		22575083			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-10-26): Lender provided VVOE and WVOE for current employer.	10/26/2018			1	A		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752885	XXXX	XXXX		22575085			Compliance	Compliance	Federal Compliance	TRID	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. ([Redact]/1729201)	VVOE for prior employment was not provided.
Reviewer Comment (2018-11-15): AMC received Letter of Explanation & Corrected Closing Disclosure.

Buyer Comment (2018-11-15): PCCD, LOE AND ATTESTATION UPLOADED

Reviewer Comment (2018-11-09): AMC received Post Close CD moving the [Redact] attorney fee from Section B to Section C.  As the fee in question was not disclosed on the LE, the service is not considered shoppable and therefore subject to 0% tolerance.  if the borrower-chosen service provider ([Redact]) further outsourced the Attorney Fee to [Redact], we would accept an attestation confirming this. Ideally, the attestation would come from the service provider, but if that cannot be obtained, we would accept one from the lender. The attestation should confirm that the service was outsourced by the borrower-chosen provider and should be on either the provider's or the lender's letterhead. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider  through which the borrower indirectly selected.

Buyer Comment (2018-11-08): PLEASE REVIEW THIS CLOSING AGENT FINAL CD --- SORRY I ATTACHED THE WRONG ONE PREVIOUSLY.

Buyer Comment (2018-11-08): CLOSING AGENTS FINAL CD SHOWS CURE APPLOED AT FUNDING.
																			11/15/2018		2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752885	XXXX	XXXX		22575087			Compliance	Compliance	Federal Compliance	TRID Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.	VVOE for prior employment was not provided.				Reviewer Comment (2018-11-09): [Redact] cure provided at closing Buyer Comment (2018-11-08): PLEASE REVIEW THIS CLOSING AGENT FINAL CD --- SORRY I ATTACHED THE WRONG ONE PREVIOUSLY. Buyer Comment (2018-11-08): CLOSING AGENTS FINAL CD SHOWS CURE APPLOED AT FUNDING.	11/09/2018			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752885	XXXX	XXXX		22575088			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure of $404.00 was reflected, which is insufficient to cure 0% and 10% violations of $784.00.
Reviewer Comment (2018-11-15): AMC received Letter of Explanation and Corrected CD.

Buyer Comment (2018-11-15): PCCD, LOE AND ATTESTATION UPLOADED

Reviewer Comment (2018-11-09): AMC received Post Close CD moving the [Redact] attorney fee from Section B to Section C.  As the fee in question was not disclosed on the LE, the service is not considered shoppable and therefore subject to 0% tolerance.  if the borrower-chosen service provider (Orsyn Abstract) further outsourced the Attorney Fee to Michael W Song Esq, we would accept an attestation confirming this. Ideally, the attestation would come from the service provider, but if that cannot be obtained, we would accept one from the lender. The attestation should confirm that the service was outsourced by the borrower-chosen provider and should be on either the provider's or the lender's letterhead. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider  through which the borrower indirectly selected.

Buyer Comment (2018-11-08): PLEASE REVIEW THIS PCCD AND LOE --- SORRY I ATTACHED THE WRONG ONE PREVIOUSLY.
																			11/15/2018		2	B		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752885	XXXX	XXXX		22575089			Credit	Income / Employment	Income Documentation	Income / Employment	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower. (0)	[Redact] violation due to increase in recording fee.	Borrowers made a down payment of [Redact] from their own funds on this purchase transaction. Residual income greater than 3X the VA PITIA reserves above minimum by 6 months or greater		Originator Pre-Close Originator Pre-Close Originator Pre-Close
Reviewer Comment (2018-11-16): Lender provided approval exception to use the current vvoe and w-2's in file to support the 2 year employment history.

Reviewer Comment (2018-11-14): Lender provided approval exception to use the current vvoe and w-2's in file to support the 2 year employment history.

Buyer Comment (2018-11-13): Please see cleared condition [Redact] and clear this condition

Reviewer Comment (2018-11-09): Lender sent approval stating they are accepting the current vvoe and previous w-2's in file to support two year employment history. Per appendix q this is a requirement. Unable to waive this. Exception remains.

Reviewer Comment (2018-10-26): Lender provided a VVOE and WVOE for the current employer, but the most recently dated one is [Redact] Loan closed [Redact] and guidelines require a VVOE be completed within 10 calendar days of closing. Exception remains.
																				11/16/2018	2	B		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752885	XXXX	XXXX		22575090			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.
Reviewer Comment (2019-01-27): The lender provided documentation re-designating the loan as Non-QM.

Reviewer Comment (2019-01-04): Lender provided approval exception to waive the employment requirement. This is an appendix q requirement and cannot be waived. Loan is Higher Priced QM. Exception remains.

Buyer Comment (2019-01-04): please see exception approval.

Reviewer Comment (2018-11-14): The file is missing a VVOE from the borrower's prior employer to verify a complete 2 year employment history, as required by Appendix Q.  The final 1003 disclosed a start and end date of [Redact] to [Redact] for the prior employment and documentation in the file verified a start date of [Redact]  There is a 30 day gap in the employment history and per Appendix Q, a letter of explanation for gaps of 30 or more days must be provided by the borrower.  The exception remains for the missing prior VVOE or other documentation to confirm a full two year employment history (with start and end dates) and a letter of explanation for the gap in employment if the dates disclosed on the final 1003 are correct and there is a gap of 30 or more days.  Condition remains

Buyer Comment (2018-11-13): Please see cleared condition [Redact] and clear this condition

Reviewer Comment (2018-11-09): Lender sent approval stating they are accepting the current vvoe and previous w-2's in file to support two year employment history. Per appendix q this is a requirement. Unable to waive this. Exception remains.
																		01/27/2019			1	A		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752885	XXXX	XXXX		22575091			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent Only). Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7590)	The Attorney Fee was not disclosed on Loan Estimate. The fee was added to the initial CD and the file did not contain a valid change of circumstance disclosure adding the fee.
Reviewer Comment (2019-01-27): The lender provided documentation re-designating the loan as Non-QM.

Reviewer Comment (2019-01-04): Lender provided approval exception to waive the employment requirement. This is an appendix q requirement and cannot be waived. Loan is Higher Priced QM. Exception remains.

Buyer Comment (2019-01-04): uploaded PC exception approval.

Reviewer Comment (2018-11-14): The file is missing a VVOE from the borrower's prior employer to verify a complete 2 year employment history, as required by Appendix Q.  The final 1003 disclosed a start and end date of [Redact] to [Redact] for the prior employment and documentation in the file verified a start date of [Redact]  There is a 30 day gap in the employment history and per Appendix Q, a letter of explanation for gaps of 30 or more days must be provided by the borrower.  The exception remains for the missing prior VVOE or other documentation to confirm a full two year employment history (with start and end dates) and a letter of explanation for the gap in employment if the dates disclosed on the final 1003 are correct and there is a gap of 30 or more days.  Condition remains

Buyer Comment (2018-11-13): Please see cleared condition [Redact] and clear this condition
																		01/27/2019			1	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752885	XXXX	XXXX		22575092			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	The lender provided documentation re-designating the loan as Non-QM.								2	B		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752886	XXXX	XXXX		22575098			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller CD fees total [Redact] while closing CD seller's fees total was left blank. Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.
Reviewer Comment (2018-11-12): AMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2018-11-09): PCCD AND LOE UPLOADED

Reviewer Comment (2018-11-06): AMC is in receipt of the cure check for [Redact] and proof of delivery (cure was provided prior to AMC receiving the loan). Corrected CD is dated [Redact] after AMC  received the loan and still requires a LOE to the borrower to cure.  Previous comments indicate LOE was provided however unable to locate a LOE in the trailing documents that were uploaded.  Please provide.

Reviewer Comment (2018-11-06): AMC received PCCD dated [Redact] Copy of Refund Check for [Redact] dated [Redact]   Need Letter of Explanation for PCCD dated [Redact] and Proof of Delivery of same to cure.

Buyer Comment (2018-11-05): PCC AND LOE / CURE CHECK AND TRACKING SLIP - ALL UPLOADED
																			11/12/2018		2	B		CA	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	N/A	N/A	Yes
215752886	XXXX	XXXX		22575099			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7506)	Lender provided an LOE stating a refund is due. Post Close CD dated [Redact] reflected a refund of [Redact] but did not disclose the amount that exceeded the legal limit. Provide a Corrected CD, Letter of Explanation, evidence of refund and proof of borrower receipt.				Reviewer Comment (2018-11-12): AMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2018-11-09): PCCD AND LOE UPLOADED Reviewer Comment (2018-11-06): AMC received PCCD dated [Redact] Copy of Refund Check for [Redact] dated [Redact] Need Letter of Explanation for PCCD dated [Redact] and Proof of Delivery of same to cure. Buyer Comment (2018-11-05): PCC AND LOE / CURE CHECK AND TRACKING SLIP - ALL UPLOADED		11/12/2018		2	B		CA	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	N/A	N/A	Yes
215752886	XXXX	XXXX		22575102			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Borrower(s) are excluded from eligibility.		Lender approved exception to allow a Lease option purchase for investment property. Borrowers leased the property for their children about 8 months prior with an option to purchase. They now want to purchase outright as an investment for family to continue to reside in. No rents were considered.	Borrowers made a down payment of [Redact] from their own funds on this purchase transaction. 19.13 months reserves > 3 months guideline minimum - borrowers have verified reserves of [Redact]		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-10-12): Lender provided an exception approval			10/12/2018	2	B		CA	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No
215752886	XXXX	XXXX		22575103			Credit	Missing Document	General	Missing Document	Missing Document: AVM not provided		The subject is an investment property and per the guidelines an appraisal review was required. The file was missing the AVM, Desk Review, Field Review, or a full second appraisal supporting the appraised value obtained at or prior to consummation.				Reviewer Comment (2018-10-26): Lender provided a copy of the PropertyVerify Report AVM.	10/26/2018			1	A		CA	Investment	Purchase		C	B	C	B	C	B	A	A	N/A	N/A	No
215752887	XXXX	XXXX		22575094			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		CA	Primary	Refinance - Rate/Term		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
215752887	XXXX	XXXX		22575095			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.								2	B		CA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752888	XXXX	XXXX		22575106			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure provided of [Redact] is insufficient to cure various 0% and 10% tolerance violations totaling [Redact] Note: the file was missing page 2 of the LE issued [Redact] unable to complete tolerance testing.				Reviewer Comment (2018-11-02): AMC received PCCD issued [Redact] correcting amount of closing costs financed and LOE. Exception Cured. Buyer Comment (2018-11-01): PCCD AND LOE		11/02/2018		2	B		MD	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752888	XXXX	XXXX		22575107			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-30): AMC received page 2 of the [Redact] LE. The cure indicated on the Final CD is sufficient to cure fees. Exception Cleared.	10/30/2018			1	A		MD	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752888	XXXX	XXXX		22575109			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Sufficient or excess cure was provided to the borrower at Closing. (0)	AMC received page 2 of the [Redact] LE. The cure indicated on the Final CD is sufficient to cure fees. Exception Cleared.				Reviewer Comment (2018-11-02): AMC received PCCD issued [Redact] correcting the number of months collected for homeowner's insurance prepaids and LOE. Exception Cured. Buyer Comment (2018-11-01): PCCD AND LOE		11/02/2018		2	B		MD	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752888	XXXX	XXXX		22575110			Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		The file was missing page 2 of the final LE issued [Redact] Note: the compliance testing will be re-run when received and additional conditions may apply.				Reviewer Comment (2018-10-31): Lender provided a copy of page 2 of the [Redact] LE.	10/31/2018			1	A		MD	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752888	XXXX	XXXX		22575111			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee was not disclosed on Loan Estimate. Note: the file was missing page 2 of the LE issued [Redact] unable to complete tolerance testing.				Reviewer Comment (2018-10-30): AMC received page 2 of the [Redact] LE. The cure indicated on the Final CD is sufficient to cure fees. Exception Cleared.	10/30/2018			1	A		MD	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752888	XXXX	XXXX		22575112			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7567)	Title - Lender's Title Insurance was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. Note: the file was missing page 2 of the LE issued [Redact] unable to complete tolerance testing.				Reviewer Comment (2018-10-30): AMC received page 2 of the [Redact] LE. The cure indicated on the Final CD is sufficient to cure fees. Exception Cleared.	10/30/2018			1	A		MD	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752888	XXXX	XXXX		22575113			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7567)	AMC received page 2 of the [Redact] LE. The cure indicated on the Final CD is sufficient to cure fees. Exception Cleared.				Reviewer Comment (2018-10-30): AMC received page 2 of the [Redact] LE. The cure indicated on the Final CD is sufficient to cure fees. Exception Cleared.	10/30/2018			1	A		MD	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752888	XXXX	XXXX		22575114			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $60.00 exceeds tolerance of $50.00 plus 10% or $55.00. Sufficient or excess cure was provided to the borrower at Closing. (0)	AMC received page 2 of the [Redact] LE. The cure indicated on the Final CD is sufficient to cure fees. Exception Cleared.						10/30/2018		1	A		MD	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752888	XXXX	XXXX		22575115			Compliance	Compliance	Federal Compliance	TRID	Compliance Exception:		The file was missing page 2 of the final LE issued [Redact] Note: the compliance testing will be re-run when received and additional conditions may apply.						10/30/2018		1	A		MD	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752889	XXXX	XXXX		22575118			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-19): AMC received PCCD issued [Redact] correcting the number of months of prepaid property taxes and LOE. Exception Cured.		10/19/2018		2	B		MI	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215752889	XXXX	XXXX		22575119			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redact] incorrectly disclosed whether the loan allows for Assumption. (Final/[Redact])	The final CD disclosed Assumption is allowed under certain conditions; however per the guidelines, assumption is not permitted. Provide a post-close CD correcting the Loan Disclosures section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-19): Lender provided updated initial escrow disclosure with the corrected initial deposit amount. Reviewer Comment (2018-10-19): Corrected Initial Escrow Disclosure was provided. A letter of explanation to borrower was provided, but did not address the change to initial escrow disclosure. Letter provided solely addresses correction of assumption on CD.	11/19/2018			1	A		MI	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215752889	XXXX	XXXX		22575120			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/0[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.						09/27/2018		1	A		MI	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215752889	XXXX	XXXX		22575121			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Sufficient or excess cure was provided to the borrower at Closing. (0)	Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Sufficient or excess cure was provided to the borrower at Closing						09/27/2018		1	A		MI	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215752889	XXXX	XXXX		22575122			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7506)	Loan estimate dated [Redact] disclosed a Appraisal Fee for [Redact] however, on the borrowers final closing disclosure the fee was disclosed as [Redact] with no cure provided to borrower.						09/27/2018		1	A		MI	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215752889	XXXX	XXXX		22575123			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7520)	Loan estimate dated [Redact] disclosed a Credit Report Fee for [Redact] however, on the borrowers final closing disclosure the fee was disclosed as [Redact] with no cure provided to borrower.				Reviewer Comment (2018-10-08): Lender provided a post-close CD correcting the Calculating Cash to Close section.		10/08/2018		2	B		MI	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215752889	XXXX	XXXX		22575125			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redact] incorrectly disclosed whether the loan allows for Assumption. (Final/[Redact])	The final CD disclosed Assumption is allowed under certain conditions; however per the guidelines, assumption is not permitted. Provide a post-close CD correcting the Loan Disclosures section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-19): AMC received PCCD issued [Redact] correcting the Assumption section and LOE. Exception Cured. Buyer Comment (2018-10-18): Uploaded PC CD		10/19/2018		2	B		MI	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215752890	XXXX	XXXX		22575129			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215752890	XXXX	XXXX		22575130			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-09): Lender provided a post-close CD correcting the Calculating Cash to Close section.		10/09/2018		2	B		FL	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
215752890	XXXX	XXXX		22575131			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	The loan closed with an LTV of [Redact] exceeding the guideline maximum of [Redact]	Borrower receives bonus income that was not used to qualify. PITIA reserves above minimum by 6 months or greater		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-10-09): Lender provided an exception approval for the LTV exceeding the guideline max.			10/09/2018	2	B		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215752891	XXXX	XXXX		22575132			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Approval not provided		Approval not evidenced in loan file.				Reviewer Comment (2018-10-26): Lender provided a copy of the approval.	10/26/2018			1	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM	Higher Priced QM	No
215752891	XXXX	XXXX		22575135			Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	Application date [Redact] Disclosure dated [Redact] Evidence of earlier receipt not provided.				Reviewer Comment (2018-10-26): AMC received SSPL provided [Redact] Exception Cleared.	10/26/2018			1	A		NJ	Primary	Purchase	No Defined Cure	C	A	C	A	C	A	A	A	Higher Priced QM	Higher Priced QM	No
215752891	XXXX	XXXX		22575138			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Warehousing Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (77201)	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.				Reviewer Comment (2018-11-09): The Warehouse Fee was mislabeled and is the same as Title - Document Storage Archive Fee. AMC received an attestation that the added fee was required by Borrower's chosen provider and not subject to tolerance. Reviewer Comment (2018-11-09): The Warehouse Fee was mislabeled and is the same as Title - Document Storage Archive Fee which increased from [Redact] to [Redact] without a valid COC a refund is due. Buyer Comment (2018-11-08): Cannot locate the Warehouse Fees referenced, but again, all Title fees have no tolerance.	11/09/2018			1	A		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215752891	XXXX	XXXX		22575139			Compliance	Compliance	Federal Compliance	TRID Defect	Missing Document: Approval not provided		Approval not evidenced in loan file.				Reviewer Comment (2018-11-09): The Warehouse Fee was mislabeled and is the same as Title - Document Storage Archive Fee. AMC received an attestation that the added fee was required by Borrower's chosen provider and not subject to tolerance. Buyer Comment (2018-11-08): BORROWER CHOSEN AND NOT SUBJECT TO TOLERANCE	11/09/2018			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215752891	XXXX	XXXX		22575140			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	ABA was not executed by borrower.				Reviewer Comment (2018-11-09): Lender provided a signed ABAD. This issue is cleared. Buyer Comment (2018-11-08): ABA is in file and is signed, however, borrower selected their own Settlement Service provider, Green Label Title. Fees are not subject to any tolerance and were displayed in bucket C.	11/09/2018			1	A		NJ	Primary	Purchase		C	A	C	A	C	A	A	A	Higher Priced QM	Higher Priced QM	No
215752892	XXXX	XXXX		22575143			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The appraisal was not in the name of the lender. Provide a revised appraisal correcting the client.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		GA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215752892	XXXX	XXXX		22575145			Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The appraisal was not in the name of the lender. Provide a revised appraisal correcting the client.								2	B		GA	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215752893	XXXX	XXXX		22575146			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Legal / Regulatory / Compliance	Final Title Policy is missing. No evidence of title in file.		The file was missing a copy of the final title policy.				Reviewer Comment (2018-10-26): Lender provided a copy of the title commitment. This issue is cleared.	10/26/2018			1	A		PA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	Higher Priced QM	Higher Priced QM	No
215752893	XXXX	XXXX		22575148			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2018-10-12): Lender provided copy of CDA.	10/12/2018			1	A		PA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	Higher Priced QM	Higher Priced QM	No
215752893	XXXX	XXXX		22575149			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-10): Lender provided a post-close CD correcting the Calculating Cash to Close section.		10/10/2018		2	B		PA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Higher Priced QM	Higher Priced QM	Yes
215752893	XXXX	XXXX		22575150			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower. (0)	UPDATED: Lender provided clarification that the CD with the issue date of [Redact] was the final CD. Initially the CD with the issue date of [Redact] (post-close) was used for testing. Upon further review, a 10% tolerance violation was discovered. The post-close CD disclosed a tolerance cure of [Redact] however the file is missing a copy of the letter of explanation for the post-close CD issued [Redact] and a copy of the refund check/proof of delivery or a copy of the final settlement statement (true and certified copy) verifying the loan was disbursed as disclosed on the post-close CD.
Reviewer Comment (2018-11-19): Changed [Redact] issued CD to [Redact] so the system would recognize the CD issued [Redact] as the final.

Buyer Comment (2018-11-16): The correct item was uploaded on [Redact] and in in your file pages 73-78 in the closing disclosure the borrower signed [Redact] please clear exception

Reviewer Comment (2018-11-09): This issue cannot be resolved until the TRID team resolves the issue with the final CD. Notes: Lender cites the [Redact] CD (signed and dated [Redact] as the final CD. Our system is identifying the [Redact] CD as the final CD (dated the same day as the closing and not signed). The TRID team needs to be able to identify the [Redact] CD as final as all dates are driven off the final CD. Pending through Monday for TRID Team determination.

Reviewer Comment (2018-10-26): Per lender comment, item placed in queue in error. This issue remains open.

Buyer Comment (2018-10-25): Please disregard previous message.

Buyer Comment (2018-10-25): The proof of receipt is in the binder on page 230.
																		11/19/2018			1	A		PA	Primary	Refinance - Cash-out - Home Improvement	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	A	C	B	C	A	Higher Priced QM	Higher Priced QM	Yes
215752893	XXXX	XXXX		22575151			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Sufficient or excess cure was provided to the borrower at Closing. (0)							09/25/2018		1	A		PA	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	B	C	A	C	B	C	A	Higher Priced QM	Higher Priced QM	Yes
215752893	XXXX	XXXX		22575152			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing copy of title.		The file was missing a copy of the title commitment or preliminary title report.				Reviewer Comment (2018-10-26): Lender provided a copy of the title commitment. This issue is cleared. Buyer Comment (2018-10-25): uploaded copy of title report	10/26/2018			1	A		PA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	Higher Priced QM	Higher Priced QM	No
215752893	XXXX	XXXX		22575153			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Title Error: Title vesting does not concur with deed		[Redact] - Exception clearing; Lender provided a copy of the title commitment. Vesting is :[Redact]. The vesting on the security instrument, after modification at signing, is [Redact] The security instrument needs to be re-recorded with corrected vesting.				Reviewer Comment (2018-11-14): Lender provided a copy of the final title policy that shows vesting that matches the mortgage. Buyer Comment (2018-11-14): Corrected vesting on FTP.	11/14/2018			1	A		PA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	Higher Priced QM	Higher Priced QM	No
215752893	XXXX	XXXX		22575154			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Final Title Policy is missing. No evidence of title in file.		The file was missing a copy of the final title policy.				Reviewer Comment (2018-11-14): Lender provided a copy of the final title policy.	11/14/2018			1	A		PA	Primary	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	Higher Priced QM	Higher Priced QM	No
215752893	XXXX	XXXX		22575155			Compliance	Compliance	Federal Compliance	TRID	Missing secondary valuation product required for securitization.		The file is missing a copy of the secondary valuation required for securitization purposes.				Reviewer Comment (2018-11-19): Lender provided a post-close CD correcting the Calculating Cash to Close section		11/19/2018		2	B		PA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Higher Priced QM	Higher Priced QM	Yes
215752893	XXXX	XXXX		22575157			Compliance	Compliance	Federal Compliance	TRID	Missing copy of title.		The file was missing a copy of the title commitment or preliminary title report.				Reviewer Comment (2018-11-20): AMC received PCCD dated [Redact] with tolerance cure of [Redact] Letter of Explanation and final ALTA Settlement Statement reflecting the same cure amount as a Lender Credit. No refund check is needed, nor proof of delivery as funds were provided to Borrower at closing. Buyer Comment (2018-11-20): FINAL ALTA SS, PCCD AND LOE UPLOADED		11/20/2018		2	B		PA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Higher Priced QM	Higher Priced QM	Yes
215752893	XXXX	XXXX		22575159			Compliance	Compliance	Federal Compliance	TRID Defect	Title Error: Title vesting does not concur with deed		[Redact] - Exception clearing; Lender provided a copy of the title commitment. Vesting is :[Redact]. The vesting on the security instrument, after modification at signing, is [Redact] The security instrument needs to be re-recorded with corrected vesting.				Reviewer Comment (2018-11-20): AMC received PCCD dated [Redact] with tolerance cure of [Redact] Letter of Explanation and final ALTA Settlement Statement reflecting the same cure amount as a Lender Credit. No refund check is needed, nor proof of delivery as funds were provided to Borrower at closing. Buyer Comment (2018-11-20): FINAL ALTA SS, PCCD AND LOE UPLOADED		11/20/2018		2	B		PA	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Higher Priced QM	Higher Priced QM	Yes
215752893	XXXX	XXXX		22575161			Compliance	Compliance	Federal Compliance	TRID Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy. Note: [Redact] - Exception clearing. Lender provided a copy of the title commitment. This is the new exception.				Reviewer Comment (2018-11-19): Same provider	11/19/2018			1	A		PA	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	Higher Priced QM	Higher Priced QM	Yes
215752894	XXXX	XXXX		22575158			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.								2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752895	XXXX	XXXX		22575162			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The amount of hazard insurance coverage verified on the documentation in file was [Redact] ([Redact] dwelling coverage + [Redact] extended replacement cost coverage). The coverage amount was insufficient to cover the guideline requirement, which is [Redact], 80% of the Total Estimate of Cost New verified in the appraisal. The insurance coverage in file is short [Redact]. Provide proof of additional coverage, an estimated cost to rebuild, or verification that the current hazard insurance policy has 100% guaranteed replacement cost coverage.				Reviewer Comment (2018-11-16): Lender provided updated guidance for the insurance coverage requirement. The current policy had sufficient insurance coverage. Reviewer Comment (2018-11-09): Lender provided an exception approval with compensating factors. This issue is waived.	11/16/2018			1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
215752895	XXXX	XXXX		22575165			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal Fee was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. Cure was provided at closing.				Reviewer Comment (2018-11-06): AMC received PCCD correcting the amount of closing costs financed and LOE. Exception Cured.		11/06/2018		2	B		LA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752895	XXXX	XXXX		22575166			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The amount of hazard insurance coverage verified on the documentation in file was [Redact] [Redact] dwelling coverage + [Redact] extended replacement cost coverage). The coverage amount was insufficient to cover the guideline requirement, which is [Redact] 80% of the Total Estimate of Cost New verified in the appraisal. The insurance coverage in file is short [Redact] Provide proof of additional coverage, an estimated cost to rebuild, or verification that the current hazard insurance policy has 100% guaranteed replacement cost coverage.				Reviewer Comment (2018-11-09): Lender provided an exception approval for not verifying prior employment. The loan was submitted with a loan designation of Higher Priced QM (HPML). The employment history had to be verified for 2 years with any breaks identified and a break letter from the borrower provided, as applicable. Lender can waive this guideline requirement on a Non-QM loan but cannot waive a QM requirement. This issue remains open; using it's current loan designation of HPML.				2	B		LA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
215752895	XXXX	XXXX		22575167			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $599.00 exceeds tolerance of $495.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal Fee was disclosed as $495 on LE, and increased to $595 on Final CD. Cure was provided at closing.						09/27/2018		1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752896	XXXX	XXXX		22575176			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for Loan Discount Points fee of [Redact] was not provided.
Reviewer Comment (2018-10-29): Lender provided both ABAD pages that were provided at origination. This issue is cleared.

Reviewer Comment (2018-10-29): Lender provided page 2 of 2 of the Affiliated Business Arrangement Disclosure but not page one. Also sent the disclosure tracking. Lender to provide a copy of page 1. Exception remains.

Reviewer Comment (2018-10-26): Lender provided the undated page 2 of 2 for the ABAD purportedly provided at origination. File requires the complete document as page 1 supports the date provided (should be [Redact] This issue remains open. Note: Tracking documentation support signature on [Redact]
																		10/29/2018			1	A		OH	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752896	XXXX	XXXX		22575177			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The final CD did not disclose the Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section. Provide a post-close CD disclosing the amount and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-26): AMC received Letter of Explanation & Corrected Closing Disclosure.		10/26/2018		2	B		OH	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752896	XXXX	XXXX		22575178			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee was disclosed as [Redact] on the initial CD, but disclosed as [Redact] on Final Closing Disclosure. The file was missing a valid change of circumstance disclosure for the increased fee.				Reviewer Comment (2018-11-05): AMC received [Redact] COC indicating DTI affected pricing. Exception Cleared. Buyer Comment (2018-11-02): Please clear this exception that is associated with the TRID Zero percent exception cleared . Reviewer Comment (2018-10-26): Origination points did not increase in conjunction with the loan amount. Please provide Letter of Explanation & Corrected Closing Disclosure, refund check, and proof of delivery.	11/05/2018			1	A		OH	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752896	XXXX	XXXX		22575179			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $1,662.33 exceeds tolerance of $939.58. Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee was disclosed as $939.58 on the initial CD, but disclosed as $1,662.33 on Final Closing Disclosure. The file was missing a valid change of circumstance disclosure for the increased fee.
Reviewer Comment (2018-11-01): AMC received [Redact] COC indicating DTI affected pricing. Exception Cleared.

Buyer Comment (2018-10-31): Valid COC was issued for Price change due to UPE details attached.

Reviewer Comment (2018-10-29): The loan amount increase took place on [Redact] per changed circumstance ot the same date.  The increase in fees was introduced on a changed circumstance dated [Redact]  No justification was provided for the increase in fees, and the increase did not mirror the amount of the loan increase.  The exception must remain.

Buyer Comment (2018-10-29): A COC dated [Redact] was provided and is in the training docs to support the increased discount due to an UPE .50 bps Please review our uploads carefully to avoid duplicate efforts.

Reviewer Comment (2018-10-26): Origination points did not increase in conjunction with the loan amount.  Please provide Letter of Explanation & Corrected Closing Disclosure, refund check, and proof of delivery.
																		11/01/2018			1	A		OH	Primary	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752896	XXXX	XXXX		22575180			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	DTI of [Redact] exceeds guideline maximum of [Redact]	5 years + of employment. Low housing ratio of 25% or less. Residual income of [Redact] greater than the guideline requirement of $1,950.		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-10-09): Lender approved exception for DTI up to [Redact] based on the compensating factors listed.			10/09/2018	2	B		OH	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752896	XXXX	XXXX		22575181			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-10-12): Lender provided a copy of the CDA.	10/12/2018			1	A		OH	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752897	XXXX	XXXX		22575169			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-10-17): [Redact] - Lender provided a post-close CDA report. Issue cleared. Reviewer Comment (2018-10-17): [Redact] - Revisit - Review concurs that this issue was cleared on [Redact] with lender providing a CDA. It is unknown why this issue remained open. This issue Cleared Buyer Comment (2018-10-17): Issue comments state cleared, but the exception status still says open. Reviewer Comment (2018-10-12): [Redact] - Lender provided a post-close CDA report. Issue cleared.	10/17/2018			1	A		CO	Primary	Refinance - Rate/Term		C	B	A	A	B	B	C	A	Non QM	Non QM	No
215752897	XXXX	XXXX		22575171			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.					Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		CO	Primary	Refinance - Rate/Term		C	B	A	A	B	B	C	A	Non QM	Non QM	No
215752897	XXXX	XXXX		22575173			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact]	Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information .				Reviewer Comment (2018-10-12): Lender provided a post-close CD correcting the Contact Information section.		10/12/2018		2	B		CO	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	B	B	C	A	Non QM	Non QM	Yes
215752897	XXXX	XXXX		22575175			Compliance	Compliance	Federal Compliance	TRID	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-10-12): Lender provided a post-close CD correcting the Calculating Cash to Close section.		10/12/2018		2	B		CO	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	B	B	C	A	Non QM	Non QM	Yes
215752899	XXXX	XXXX		22575192			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		NJ	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215752899	XXXX	XXXX		22575193			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.								2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
215752899	XXXX	XXXX		22575194			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	The borrower was qualified with a DTI of 51.17%; exceeding the guideline max of 50%.	Prior Home ownership Experience (No resulting in FC or Short Sale). 5+ Years on job. Cash Reserves - 3 months (1-2 Units).		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-10-09): Lender approved exception on file for DTI above [Redact]			10/09/2018	2	B		NJ	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215752899	XXXX	XXXX		22575195			Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The homeowner's insurance declarations page in the file did not identify "Lender its successors and assigns" for the mortgagee.				Reviewer Comment (2018-11-21): Lender provided an updated insurance policy showing mortgagee with lender and ISAOA. Reviewer Comment (2018-10-26): Hazard Insurance Policy provided by lender is for another Borrower/Property. Exception remains. Buyer Comment (2018-10-25): Sorry, was in wrong loan. Please ignore upload. Buyer Comment (2018-10-25): Policy does state ISAOA in it.	11/21/2018			1	A		NJ	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215752899	XXXX	XXXX		22575197			Compliance	Compliance	Federal Compliance	TRID	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The homeowner's insurance declarations page in the file did not identify "Lender its successors and assigns" for the mortgagee.						10/01/2018		1	A		NJ	Primary	Purchase	Final CD evidences Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
215752900	XXXX	XXXX		22575199			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-10-12): Lender provided copy of CDA for correct property. Reviewer Comment (2018-10-12): CDA provided in file is for a different property at [Redact]. Lender to provide CDA for the subject property [Redact]. Exception remains.	10/12/2018			1	A		WA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752900	XXXX	XXXX		22575201			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-31): Please provide List of Homeownership Counseling Organizations. Document not provided as a trailing document. Broker application date is [Redact] Buyer Comment (2018-10-31): COC issued with LE dated [Redact] rate lock, loan amount and Borrower paid				2	B		WA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752900	XXXX	XXXX		22575202			Compliance	Compliance	Federal Compliance	TRID	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure - Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	The initial LE used an alternate table for the Costs at Closing section (page 1). The re-disclosed LE's and all CD's used the other alternate table for the Costs at Closing section.				Reviewer Comment (2018-10-31): PCCD provided		10/31/2018		2	B		WA	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752900	XXXX	XXXX		22575203			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redact] disclosed a Closing Date that did not match the actual date of consummation. (Final/[Redact])	The final Closing Disclosure reflects a Closing Date of [Redact] but the transaction consummation (mortgage notary) date was [Redact] Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-10-10): Lender provided a post-close CD correcting the closing date.		10/10/2018		1	A		WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752900	XXXX	XXXX		22575204			Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact])	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-10-10): Lender provided a post-close CD correcting the Calculating Cash to Close section.		10/10/2018		2	B		WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752900	XXXX	XXXX		22575205			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7506)	Fee disclosed as [Redact] on LE dated [Redact] and increased to [Redact] on Final Closing Disclosure. No valid COC provided, nor evidence of cure on file.								2	B		WA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752900	XXXX	XXXX		22575206			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (73109)	Broker Fee was added on to LE dated [Redact] Valid COC was not provided, no evidence of cure in file.				Reviewer Comment (2018-10-31): Change of circumstance provided. Loan amount change, rate lock, program change fixed to ARM. Buyer Comment (2018-10-31): please see documents uploaded for Witke Buyer Comment (2018-10-31): Sorry document and comment uploaded for incorrect file Buyer Comment (2018-10-31): COC issued with LE dated [Redact] rate lock, loan amount and Borrower paid Buyer Comment (2018-10-31): Cure was provided at closing see settlement statement	10/31/2018			1	A		WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752900	XXXX	XXXX		22575207			Compliance	Compliance	Federal Compliance	TRID Defect	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-11-06): AMC received Letter of Explanation, Proof of Delivery and Corrected CD. Cure paid at closing. Buyer Comment (2018-11-05): PCCD AND LOE UPLOADED Reviewer Comment (2018-10-31): AMC received Final ALTA Settlement Statement that confirms borrower paid [Redact] and Integrity Mortgage paid [Redact] for the appraisal. Required to cure Corrected CD with appropriate fees paid by each party, Letter of explanation to borrower and proof of documents being sent required.		11/06/2018		2	B		WA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752900	XXXX	XXXX		22575208			Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact])	Evidence of earlier borrower receipt was not found in file.								2	B		WA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752900	XXXX	XXXX		22575209			Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		The file was missing page 3 of the final CD issued [Redact]				Reviewer Comment (2018-10-29): Lender provided a copy of page 3.	10/29/2018			1	A		WA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752900	XXXX	XXXX		22575210			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Total cash-out discrepancy.	HUD-1 total cash-out of ___ is greater than Guideline total cash-out of ___.	Per the guidelines, cash-out is not allowed for a refinance of a land contract.	Borrower has job stability for 27 years as a [Redact]		Originator Pre-Close	Reviewer Comment (2018-10-10): Lender provided an exception approval for the cash-out on a land contract refinance.			10/10/2018	2	B		WA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752901	XXXX	XXXX		22575211			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-10-29): Lender provided copy of the CDA.	10/29/2018			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	C	A	Higher Priced QM	Higher Priced QM	No
215752901	XXXX	XXXX		22575215			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.	The file was missing a copy of the letter of explanation from the borrower for the gap in employment history from [Redact] to [Redact] as required by Appendix Q. The file was also missing a VVOE or other documentation to verify the start and end dates of the prior employment to verify a 2 year history.				Reviewer Comment (2018-10-30): Lender provided a letter off explanation for job gap.	10/30/2018			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	C	A	Higher Priced QM	Higher Priced QM	No
215752901	XXXX	XXXX		22575216			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-30): Lender provided a letter off explanation for job gap.	10/30/2018			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	A	A	C	B	C	A	Higher Priced QM	Higher Priced QM	Yes
215752901	XXXX	XXXX		22575217			Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact])	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-10-11): Lender provided a post-close CD correcting the Calculating Cash to Close section.		10/11/2018		2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Higher Priced QM	Higher Priced QM	Yes
215752901	XXXX	XXXX		22575218			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing. (Interim/[Redact])	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-11-07): AMC received Disclosure Tracking indicating the most recent LE was received [Redact] Exception Cleared. Buyer Comment (2018-11-06): [Redact] LE RECEIVED BY BORROWER(S) ON [Redact] - LOAN CLOSED/SIGNED [Redact]	11/07/2018			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	A	A	C	B	C	A	Higher Priced QM	Higher Priced QM	No
215752901	XXXX	XXXX		22575219			Compliance	Compliance	Federal Compliance	TRID	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-11-07): AMC received Disclosure Tracking indicating the initial CD was received [Redact] Exception Cleared. Buyer Comment (2018-11-06): [Redact] LE RECEIVED BY BORROWER(S) ON [Redact] - LOAN CLOSED/SIGNED [Redact]	11/07/2018			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	A	A	C	B	C	A	Higher Priced QM	Higher Priced QM	No
215752901	XXXX	XXXX		22575220			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. ([Redact]/1727145)	Missing verification of employment for prior employment. Only have proof for JR Barto Heating in file.								2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	C	A	Higher Priced QM	Higher Priced QM	No
215752902	XXXX	XXXX		22575222			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		Per the guidelines, the borrower must be on title for at least 6 months for a cash-out refinance. The subject was deeded to the borrower by his business at closing.	PITIA reserves above minimum by 6 months or greater. Residual income greater than $2,500.		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-10-08): Lender provided an exception approval for the seasoning.			10/08/2018	2	B		CT	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	C	A	N/A	N/A	No
215752902	XXXX	XXXX		22575223			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-08): Lender provided a post-close CD correcting the Calculating Cash to Close section.		10/08/2018		2	B		CT	Investment	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	N/A	N/A	Yes
215752902	XXXX	XXXX		22575224			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-10-29): AMC received proof of receipt, exception cleared.	10/29/2018			1	A		CT	Investment	Refinance - Cash-out - Home Improvement	No Defined Cure	C	B	C	B	C	B	C	A	N/A	N/A	No
215752902	XXXX	XXXX		22575226			Credit	Income / Employment	Income Documentation	Income / Employment	Guideline Issue: Refinance seasoning requirements not met		Per the guidelines, the borrower must be on title for at least 6 months for a cash-out refinance. The subject was deeded to the borrower by his business at closing.				Reviewer Comment (2018-10-29): Lender provided a VVOE completed within 10 days of closing. This issue is cleared.	10/29/2018			1	A		CT	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	C	A	N/A	N/A	No
215752902	XXXX	XXXX		22575227			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-10-12): Lender provided copy of CDA report.	10/12/2018			1	A		CT	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	C	A	N/A	N/A	No
215752902	XXXX	XXXX		22575228			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $715.00 exceeds tolerance of $465.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)							09/28/2018		1	A		CT	Investment	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	B	C	B	C	B	C	A	N/A	N/A	Yes
215752902	XXXX	XXXX		22575229			Credit	Missing Document	General	Missing Document	Missing Document: AVM not provided		The subject is an investment property and per the guidelines an appraisal review was required. The file was missing the AVM, Desk Review, Field Review, or a full second appraisal supporting the appraised value obtained at or prior to consummation.				Reviewer Comment (2018-10-29): Lender provided evidence of a UCDP Risk Score of 1.0. Scores of 2.5 or less qualify for overriding the pre-close AVM on this deal. This issue is cleared. Reviewer Comment (2018-10-29): Lender provided a copy of the post-CDA that was captured in review. The file requires the AVM, CDA, Field Review or full second appraisal that was obtained by lender pre-close, to validate the subject property value used by lender, as required by guidelines for investment property.	10/29/2018			1	A		CT	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	C	A	N/A	N/A	No
215752903	XXXX	XXXX		22575231			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-07): Letter of Explanation & Corrected Closing Disclosure provided. Cure provided prior to receipt of loan by AMC Buyer Comment (2018-11-06): PCCD & LOE		11/07/2018		2	B		GA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752903	XXXX	XXXX		22575232			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower. (0)	[Redact] violation due to increase in the recording fee. The recording fee was disclosed as [Redact] on the initial LE and [Redact] on the final CD.
Reviewer Comment (2018-11-26): AMC received remaining Refund Check and Proof of Mailing. Exception Cured.

Buyer Comment (2018-11-26): CURE CHECK AND TRACKING

Reviewer Comment (2018-11-07): AMC received the Change of Circumstance dated [Redact] stating Revisions requested by the borrower and Rate Lock.  The change of circumstance does specify why the recording fee increased.  In addition, the change form provided states the changes were received by the lender on [Redact]  The recording fee increase of [Redact] was disclosed to the borrower on the Final CD dated [Redact] which is not within 3 business days of lender receiving the changes.  Please provide valid change of circumstance that specifies why the recording fee increased dated within 3 business days of the borrower being notified or provide required cure amount.

Buyer Comment (2018-11-06): COC FOR INCREASED RECORDING FEES
																			11/26/2018		2	B		GA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752903	XXXX	XXXX		22575233			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75104)	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2018-10-08): Cure was provided on the final CD.		10/08/2018		2	B		GA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752903	XXXX	XXXX		22575234			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,348.00 exceeds tolerance of $561.00 plus 10% or $617.10. Insufficient or no cure was provided to the borrower. (0)	$1,730.90 violation due to increase in the recording fee. The recording fee was disclosed as $116.00 on the initial LE and $1,823.00 on the final CD.
Reviewer Comment (2018-11-26): AMC received remaining Refund Check and Proof of Mailing. Exception Cured.

Buyer Comment (2018-11-26): CURE CHECK AND TRACKING

Reviewer Comment (2018-11-07): AMC received the Change of Circumstance dated [Redact] stating Revisions requested by the borrower and Rate Lock.  The change of circumstance does specify why the recording fee increased.  In addition, the change form provided states the changes were received by the lender on [Redact]  The recording fee increase of [Redact] was disclosed to the borrower on the Final CD dated [Redact] which is not within 3 business days of lender receiving the changes.  Please provide valid change of circumstance that specifies why the recording fee increased dated within 3 business days of the borrower being notified or provide required cure amount.

Buyer Comment (2018-11-06): COC FOR INCREASED RECORDING FEES
																			11/26/2018		2	B		GA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752903	XXXX	XXXX		22575235			Credit	Missing Document	General	Missing Document	Missing Document: AVM not provided		The loan amount was > [Redact] and per the guidelines an appraisal review was required. The file was missing the AVM, Desk Review, Field Review, or a full second appraisal supporting the appraised value obtained at or prior to consummation.				Reviewer Comment (2018-10-26): Lender provided a copy of the CDA report.	10/26/2018			1	A		GA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752904	XXXX	XXXX		22575239			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-09): Cure on PCCD dated [Redact] LOE and PCCD on file.		10/09/2018		2	B		TN	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752904	XXXX	XXXX		22575241			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is missing secondary valuation product required for securitization.		The file is missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-10-12): Lender provided copy of CDA.	10/12/2018			1	A		TN	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
215752905	XXXX	XXXX		22575242			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	Missing Document: Mortgage Loan Payoff Statement not provided		Payoff statement for Select Portfolio is not in the loan file.				Reviewer Comment (2018-10-26): Lender provided copy of Mortgage Loan Payoff Statement .	10/26/2018			1	A		CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	N/A	N/A	No
215752905	XXXX	XXXX		22575244			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made. Note: the amount disclosed on the post-close CD was incorrect.				Reviewer Comment (2018-11-09): COC provided loan amount increase. Buyer Comment (2018-11-08): DISCLOSURE TRACKING - COC UPLOADED	11/09/2018			1	A		CA	Investment	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752905	XXXX	XXXX		22575245			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redact] disclosed a Closing Date that did not match the actual date of consummation. (Final/[Redact])	The final Closing Disclosure reflects a Closing Date of [Redact] but the transaction consummation date was [Redact] Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.
Reviewer Comment (2018-11-15): AMC received required documents, exception cleared.

Buyer Comment (2018-11-15): ATTESTATION FOR FEE NAME VARIATION

Reviewer Comment (2018-11-09): AMC received Change of Circumstance and Final ALTA SS.  Underwriting Fee of [Redact] was added to the [Redact] Loan Estimate.  The [Redact] Loan Estimate did not disclose an Underwriting Fee but rather a [Redact] Origination Fee.  If Origination Fee of $399 was later changed to an Underwriting Fee of [Redact] please provide a letter of attestation to confirm.  Alternatively,  a refund of [Redact] would be do to the borrower since the Underwriting Fee was not originally disclosed to the borrower.

Buyer Comment (2018-11-08): COC

Buyer Comment (2018-11-08): CLOSING AGENTS FINAL ALTA SS - UPLOADED
																		11/15/2018			1	A		CA	Investment	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752905	XXXX	XXXX		22575246			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower. (0)	10% tolerance limit exceeded by $95.50 due to notary fee. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2018-11-09): Corrected CD provided the [Redact] cure was completed on [Redact] Post Close CD prior to AMC review of the file on [Redact] Buyer Comment (2018-11-08): CLOSING AGENTS FINAL ALTA SS		11/09/2018		2	B		CA	Investment	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752905	XXXX	XXXX		22575247			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7506)	Fee disclosed as [Redact] on LE dated [Redact] but disclosed as [Redact] on Final Closing Disclosure.				Reviewer Comment (2018-10-12): Lender provided a post-close CD correcting the closing date.		10/12/2018		1	A		CA	Investment	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752905	XXXX	XXXX		22575248			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (73109)	Mortgage Broker Fee was disclosed on LE as $3,960, and increased to [Redact] on LE. No valid COC provided nor evidence of cure in file.				Reviewer Comment (2018-11-09): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2018-11-08): COC		11/09/2018		2	B		CA	Investment	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752905	XXXX	XXXX		22575249			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (73196)	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.
Reviewer Comment (2018-11-15): AMC received required documents, exception cleared.

Buyer Comment (2018-11-15): ATTESTATION FOR FEE NAME VARIATION

Reviewer Comment (2018-11-09): AMC received Change of Circumstance and Final ALTA SS.  Underwriting Fee of [Redact] was added to the [Redact] Loan Estimate.  The [Redact] Loan Estimate did not disclose an Underwriting Fee but rather a [Redact] Origination Fee.  If Origination Fee of [Redact] was later changed to an Underwriting Fee of [Redact] please provide a letter of attestation to confirm.  Alternatively,  a refund of [Redact] would be do to the borrower since the Underwriting Fee was not originally disclosed to the borrower.

Buyer Comment (2018-11-08): COC
																		11/15/2018			1	A		CA	Investment	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752905	XXXX	XXXX		22575250			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed		Payoff statement for Select Portfolio is not in the loan file.								2	B		CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	N/A	N/A	No
215752905	XXXX	XXXX		22575251			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,498.00 exceeds tolerance of $1,275.00 plus 10% or $1,402.50. Insufficient or no cure was provided to the borrower. (0)	10% tolerance limit exceeded by $95.50 due to notary fee. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2018-11-09): AMC received Post Close CD and Letter of Explanation. The Title Fees were incorrectly disclosed in Section B on Final Cd. Borrower shopped for fees and they have been moved to Section C on Post Close CD and not subject to tolerance as all title fees paid to [Redact] which is a 3rd party. Buyer Comment (2018-11-08): PCCD AND LOE UPLOADED		11/09/2018		2	B		CA	Investment	Refinance - Cash-out - Home Improvement	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752905	XXXX	XXXX		22575252			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-10-12): Lender provided copy of CDA report.	10/12/2018			1	A		CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	N/A	N/A	No
215752905	XXXX	XXXX		22575253			Credit	Missing Document	General	Missing Document	Missing Document: AVM not provided		The subject is an investment property and the cash out was > [Redact] Per the guidelines an appraisal review was required. The file was missing the AVM, Desk Review, Field Review, or a full second appraisal supporting the appraised value obtained at or prior to consummation.				Reviewer Comment (2018-10-26): Lender provided copy of CDA done prior to closing.	10/26/2018			1	A		CA	Investment	Refinance - Cash-out - Home Improvement		C	B	C	A	C	B	C	A	N/A	N/A	No
215752906	XXXX	XXXX		22575257			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-10-19): Corrected Initial Escrow Disclosure and Letter of Explanation provided.	10/19/2018			1	A		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752906	XXXX	XXXX		22575258			Compliance	Compliance	Federal Compliance	TRID	TRID Servicing Disclosure Status	File does not evidence the consumer was provided with the Servicing Disclosure.	The Servicing Disclosure on the initial LE is incomplete. Neither of the 2 options were selected. There is no alternate lender' disclosure in file. There is a signed broker disclosure. Provide a copy of the initial servicing disclosure provided by the lender.				Reviewer Comment (2018-10-19): AMC received PCCD issued [Redact] correcting the Assumption section and LOE. Exception Cured.		10/19/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752906	XXXX	XXXX		22575259			Compliance	Compliance	Federal Compliance	TRID	RESPA Initial Escrow Account Disclosure Compliant Test	RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.	The final CD shows the initial Deposit to escrow as [Redact] The initial Escrow Account Disclosure shows the amount as [Redact] (which is also the amount on the [Redact] interim CD). Provide a corrected Initial Escrow Account Disclosure and a copy of the letter of explanation to the borrower identifying the changes made. Note: This is not corrected on the [Redact] post-close CD.				Reviewer Comment (2018-10-31): AMC received the [Redact] PCCD correcting the close date. Please provide LOE specifically addressing error to cure.				2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752906	XXXX	XXXX		22575260			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2018-10-19): AMC received PCCD issued [Redact] correcting the Lender Contact Information and LOE. Exception Cured. Buyer Comment (2018-10-18): Uploaded PC CD		10/19/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752906	XXXX	XXXX		22575263			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Assumption	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redact] incorrectly disclosed whether the loan allows for Assumption. (Final/[Redact])	All loans on this deal are non-assumable. The final CD indicates that the loan is assumable. Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.								2	B		FL	Primary	Purchase	Good faith redisclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752906	XXXX	XXXX		22575267			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Additional/[Redact])	This violation is firing as there is no date of inspection provided; missing the appraisal certification.				Reviewer Comment (2018-10-30): Appraisal was provided on [Redact] The desk review has no provided date. Buyer Comment (2018-10-29): Appraisal inspection date is [Redact] and signed [Redact]	10/30/2018			1	A		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
215752908	XXXX	XXXX		22575283			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. ([Redact]/Bank Statements)	Third party records were not provided.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752908	XXXX	XXXX		22575285			Compliance	Compliance	Federal Compliance	TRID	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-10-29): AMC received proof of receipt, exception cleared.	10/29/2018			1	A		CA	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752908	XXXX	XXXX		22575286			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal LO Compensation (Disclosure)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2018-10-24): Lender provided a copy of the business license.	10/24/2018			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752908	XXXX	XXXX		22575287			Compliance	Compliance	Federal Compliance	ATR/QM Defect	RESPA Affiliated Business Arrangement Disclosure Compliant	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Disclosure in file is not signed and there is no electronic evidence of the disclosure being sent.				Reviewer Comment (2018-10-24): Lender provided a copy of the business license. Buyer Comment (2018-10-23): Business Liscense	10/24/2018			1	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752908	XXXX	XXXX		22575288			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure of [Redact] was reflected, which is insufficient to cure [Redact]				Reviewer Comment (2018-10-12): Lender provided a post-close CD correcting the Contact Information section.		10/12/2018		2	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752908	XXXX	XXXX		22575290			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact])	Evidence of earlier borrower receipt was not found in file.
Reviewer Comment (2018-11-26): AMC received Refund Check and Proof of Mailing. A corrected PCCD indicating a cure of [Redact] and LOE was previously received. Exception Cured.

Buyer Comment (2018-11-26): CURE CHECK AND TRACKING

Reviewer Comment (2018-11-07): AMC received PCCD and LOE; waiting on copy of refund check and proof of delivery.

Buyer Comment (2018-11-06): will follow up with cure check and tracking

Reviewer Comment (2018-10-29): Provided cure is insufficient on the provided [Redact] CD.  A Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD is required to cure exception.
																			11/26/2018		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752908	XXXX	XXXX		22575291			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-11-26): AMC received Refund Check and Proof of Mailing. A corrected PCCD indicating a cure of [Redact] and LOE was previously received. Exception Cured. Buyer Comment (2018-11-26): CURE CHECK AND TRACKING Reviewer Comment (2018-10-30): Loan discount points were not disclosed until the closing CD on [Redact] No Changed Circumstance in file in regard to [Redact] change. Refund, LOE, proof of delivery and PCCD required. Exception must stand.		11/26/2018		2	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752908	XXXX	XXXX		22575292			Compliance	Compliance	Federal Compliance	ATR/QM	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2018-10-24): Lender provided a copy of the business license.	10/24/2018			1	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752908	XXXX	XXXX		22575293			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	Disclosure in file is not signed and there is no electronic evidence of the disclosure being sent.				Reviewer Comment (2018-10-29): Lender provided copy of disclosure tracking.	10/29/2018			1	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752908	XXXX	XXXX		22575294			Credit	Missing Document	General	Missing Document	Missing Document: Field Review not provided		The LTV was > [Redact] and per the guidelines an appraisal review was required. The file was missing the field review or Clear Capital CDA (or like product) obtained at or prior to consummation.				Reviewer Comment (2018-10-29): Lender provided evidence of a UCDP Risk Score of 1.8. Scores of 2.5 or less qualify for overriding the pre-close secondary valuation model on this deal. This issue is cleared.	10/29/2018			1	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752908	XXXX	XXXX		22575295			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The current home is owned free & clear, per the guidelines, full doc income is required to meet the payment shock requirements, however the borrower was qualified using 24 months business bank statements.	Residual income greater than guideline max PITIA reserves above minimum by 6 months or greater Borrower has job stability for 5 years as the owner of company.		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-04-16): Lender provided an exception approval			04/16/2019	2	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752909	XXXX	XXXX		22575297			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-10-12): Lender provided copy of CDA report.	10/12/2018			1	A		TN	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Higher Priced QM	Higher Priced QM	No
215752909	XXXX	XXXX		22575299			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	Disclosure does not reflect an amount for Closing Costs Financed, but this should be [Redact]				Reviewer Comment (2018-11-09): Lender provided vvoe's showing beginning and end dates.	11/09/2018			1	A		TN	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Higher Priced QM	Higher Priced QM	No
215752909	XXXX	XXXX		22575301			Compliance	Compliance	Federal Compliance	TRID	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.						09/27/2018		1	A		TN	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	C	A	Higher Priced QM	Higher Priced QM	Yes
215752909	XXXX	XXXX		22575302			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	Disclosure does not reflect an amount for Closing Costs Financed, but this should be $3,731.43.								2	B		TN	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	C	A	Higher Priced QM	Higher Priced QM	Yes
215752909	XXXX	XXXX		22575303			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Coverage is short by [Redact] Lender to provide updated insurance policy with increased dwelling, extended replacement cost or replacement cost value.				Reviewer Comment (2018-11-16): Lender provided updated guidance for the insurance coverage requirement. The current policy had sufficient insurance coverage. Reviewer Comment (2018-11-16): . Reviewer Comment (2018-11-09): Lender provided exception approval to waive the insufficient hazard insurance coverage.	11/16/2018			1	A		TN	Primary	Refinance - Cash-out - Other		C	B	C	A	B	B	C	A	Higher Priced QM	Higher Priced QM	No
215752910	XXXX	XXXX		22575306			Compliance	Compliance	Federal Compliance	TRID	TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)	Subject is the same Lender refinance with the H-8 form used.				Reviewer Comment (2018-10-12): Lender provided a post-close CD correcting the Calculating Cash to Close section.		10/12/2018		2	B		FL	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215752911	XXXX	XXXX		22575308			Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The homeowner's insurance declarations page in the file did not include Lender its successors and assigns for the mortgagee.				Reviewer Comment (2018-11-21): Lender provided updated insurance dec page showing lender as mortgagee with ISAOA.	11/21/2018			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752911	XXXX	XXXX		22575310			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan was changed to Non-QM prior to this review.
Reviewer Comment (2019-01-27): The lender provided documentation re-designating the loan as Non-QM.

Reviewer Comment (2018-12-10): Lender states this is a Non-QM loan but designation is Higher Priced QM. Exception remains.

Buyer Comment (2018-12-06): Please note asset depletion is allowed per guidelines.  This is a non QM transaction.  Please remove condition.

Reviewer Comment (2018-10-29): The issue, for this item, is not whether or not the borrower qualified with the lender for a specific program. The loan was submitted with a loan designation of Higher Priced Mortgage Loan. QM does not allow asset depletion as a qualified source of income; this is the reason for this regulation failure. With asset depletion, as the income source, the loan cannot be a HPML.  This issue remains open. Note: No additional documentation was provided.

Buyer Comment (2018-10-29): Asset Conversion may be used to determine qualifying income under the Carrington Flexible Advantage Plus Program only. Cash-out transactions are not permitted. See the Carrington Flexible Advantage Plus Program Matrix for credit score and LTV restrictions.
																		01/27/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752911	XXXX	XXXX		22575312			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The file was missing the asset statements used to calculate the co-borrower's Asset Depletion income. Also, Asset Depletion is not acceptable per Appendix Q.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752911	XXXX	XXXX		22575313			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on [Redact] was electronically provided prior to borrower's consent to receive electronic disclosures. (Initial/[Redact])	Earliest consent for electronic delivery was [Redact] however the initial LE issued [Redact] was electronically signed [Redact]
Reviewer Comment (2019-02-20): Income restructured.  Statements provided.

Buyer Comment (2019-02-19): Revised 1003 uploaded.  Please note [Redact] account listed on the 1003 matched up the information in the AMC portal of documents received.  [Redact] was updated, in addition to [Redact]

Reviewer Comment (2019-02-19): Exception provide identifies account [Redact]  Accounts used for asset depletion with insufficient seasoning are [Redact] [Redact] [Redact] accts [Redact] [Redact] [Redact] [Redact]  Please provided corrected exception approval.

Buyer Comment (2019-02-19): uploaded post consummation exception approval.

Reviewer Comment (2019-02-19): Asset depletion used to qualify borrower.  Per guidelines, 6-month seasoning of assets required.  Provide additional 4 months for savings account [Redact] ([Redact] - [Redact]), and 401(k) [Redact]-xx ([Redact] - [Redact]). Note: There is an additional statement for [Redact]-xx but the end date is post close and cannot be used. This issue remains open.

Buyer Comment (2019-02-16): Previously uploaded IRA statement for B1, re [Redact] for [Redact].  However, the statements reflected post consummation.  Statements prior to consummation uploaded.   Using [Redact] Savings already reviewed by AMC per LAS report in the amount of [Redact]  Revised calculations:  B1 income- [Redact] pension, [Redact] (asset depletion from [Redact]-from [Redact] and [Redact]).  Co-B income- [Redact](SS income grossed up 25%) and [Redact] (depletion income).  Revised combine income- [Redact]   Total monthly payments-[Redact]  Updated DT at [Redact]

Reviewer Comment (2019-02-08): Income recalculated removing additional asset depletion income for primary borrower.  Statement provided was post closing.  The restructured income provided reduced the asset depletion income to [Redact] for C/B and [Redact] for B, reducing total amount to [Redact] of which only [Redact] can be used.  DTI increased to [Redact] due to change.  Corresponding exceptions added.

Reviewer Comment (2019-02-08): Income to be recalculated.  Statements submitted for borr are post close.

Reviewer Comment (2019-02-08): This exception was already addressed.

Buyer Comment (2019-02-08): Please note, an exception was provided to override the required amount for asset depletion.  Additionally, please see upload for retirement pension.  It appears the borrower recently started receiving income effective [Redact].  More importantly, the amount was [Redact]  We can waive the income against qualifying and will still be under the max DTI allowed.

Reviewer Comment (2019-02-08): Revised income calculations based on assets provided.

Reviewer Comment (2019-02-08): Lender changed loan designation on this file.  However, asset depletion requires verification of sufficient funds in asset account for continuance of 120 months.  Additionally, Borrowers must have the lesser of (a) 1.5 times the loan balance or (b) $1mm in qualified assets, both of which must be net of down payment, loan costs and required reserves to qualify.  Statements for pension account used to qualify under this program were not provided.  Lender provided statement showing receipt of income, however, did not provide statements for source of income.

Buyer Comment (2019-02-08): The file to be restructured.  Additionally, post consummation exception approval uploaded.  Per review of the documentation retrieved, CMS underwriter erred in calculation of asset depletion.  Incorrect assets/method was used in qualifying.  Uploaded are docs to support revised asset depletion.  Borrower, [Redact] had [Redact] in IRA account.(60%) [Redact] had [Redact] in checking account, with [Redact]  For [Redact], 60% of IRA is [Redact]  Divided by 120 months = [Redact] monthly asset depleted income.  [Redact] total combined income reflects [Redact] + [Redact](pension) =[Redact].  [Redact] asset depletion income is [Redact](60% of IRA plus checking).  She also receives SS income of [Redact]  Grossing up 25% to qualify SS income at [Redact]  [Redact] combined income is [Redact] per month.  Total income used to qualify is [Redact]  Revised DTI reflects [Redact] which is under the max allowed per guidelines.

Reviewer Comment (2018-12-10): Lender states this is a Non-QM loan but designation is Higher Priced QM. Exception remains.

Buyer Comment (2018-12-06): Please note this is a non QM transaction.  HPML is allowed for non QM transaction.  More importantly, evidence of escrow being impounded per final CD was validated.  Additionally, as the transaction is a non QM loan, asset depletion is allowed per guidelines.  Please remove the condition.

Reviewer Comment (2018-10-29): The issue, for this item, is not whether or not the borrower qualified with the lender for a specific program. The loan was submitted with a loan designation of Higher Priced Mortgage Loan. QM does not allow asset depletion as a qualified source of income; this is the reason for this regulation failure. With asset depletion, as the income source, the loan cannot be a HPML.  This issue remains open. Note: No additional documentation was provided.

Buyer Comment (2018-10-29): Asset Conversion may be used to determine qualifying income under the Carrington Flexible Advantage Plus Program only. Cash-out transactions are not permitted. See the Carrington Flexible Advantage Plus Program Matrix for credit score and LTV restrictions.

Buyer Comment (2018-10-29): Co-Borrower income not used to qualify, see 1008,  States Co-Mortgagor
																		02/20/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752911	XXXX	XXXX		22575314			Compliance	Compliance	Federal Compliance	ATR/QM	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-02-20): Income restructured. Statements provided. Reviewer Comment (2019-02-08): ATR not met. Condition re-opened. Reviewer Comment (2019-02-08): Revised income calculations based on assets provided.	02/20/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752911	XXXX	XXXX		22575315			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal LO Compensation (Disclosure)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.
Reviewer Comment (2019-01-27): The lender provided documentation re-designating the loan as Non-QM.

Reviewer Comment (2018-10-29): The issue, for this item, is not whether or not the borrower qualified with the lender for a specific program. The loan was submitted with a loan designation of Higher Priced Mortgage Loan. QM does not allow asset depletion as a qualified source of income; this is the reason for this regulation failure. With asset depletion, as the income source, the loan cannot be a HPML.  This issue remains open. Note: No additional documentation was provided.

Buyer Comment (2018-10-29): Asset Conversion may be used to determine qualifying income under the Carrington Flexible Advantage Plus Program only. Cash-out transactions are not permitted. See the Carrington Flexible Advantage Plus Program Matrix for credit score and LTV restrictions.
																		01/27/2019			1	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752911	XXXX	XXXX		22575316			Compliance	Compliance	Federal Compliance	TRID	Other Income - Not to be used for qualifying	Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. ([Redact] (employer unknown)/Asset Depletion)	The co-borrower was qualified using Asset Depletion which is not acceptable per Appendix Q.				Reviewer Comment (2018-10-11): Lender provided a post-close CD correcting the Contact Information section.		10/11/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752911	XXXX	XXXX		22575317			Compliance	Compliance	Federal Compliance	TRID	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of ATR Fail.	The file was missing the asset statements used to calculate the co-borrower's Asset Depletion income. Also, Asset Depletion is not acceptable per Appendix Q.				Reviewer Comment (2018-10-25): AMC received [Redact] SSPL, [Redact] PCCD, Seller's CD, and LOE. The PCCD indicates fee in the correct section. Exception cured. Buyer Comment (2018-10-24): Cure not applicable as HOA transfer fee discloses in section H not held to tolerance		10/25/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752911	XXXX	XXXX		22575318			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure of [Redact] was reflected, which is insufficient to cure 0% tolerance violation of $100.00.				Reviewer Comment (2018-10-25): AMC received [Redact] SSPL, [Redact] PCCD, Seller's CD, and LOE. The PCCD indicates fee in the correct section. Exception cured.		10/25/2018		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752911	XXXX	XXXX		22575319			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2018-10-25): AMC received [Redact] SSPL, [Redact] PCCD, Seller's CD, and LOE. Exception Cured.		10/25/2018		1	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752911	XXXX	XXXX		22575320			Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2018-10-29): AMC received the Envelope History however it does not indicate borrower consented to electronic disclosures. Documents in file indicate consent was made on [Redact] Exception Stands.				2	B		FL	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752911	XXXX	XXXX		22575321			Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact])	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-10-25): AMC received [Redact] SSPL, [Redact] PCCD, Seller's CD, and LOE. The [Redact] LE per disclosure tracking was received [Redact] which is the same date the initial CD was issued. Exception stands. Buyer Comment (2018-10-24): Disclosure delivered via broker was [Redact] were via us mail borrower e consent received 06/4				2	B		FL	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752911	XXXX	XXXX		22575322			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID requires any fee that is charged to the Seller to be reflected on the Consumer's CD as a Seller paid fee as well. A Corrected CD and LOE is required to cure.				Reviewer Comment (2018-10-25): AMC received SSPL provided [Redact] Exception Cleared.	10/25/2018			1	A		FL	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752911	XXXX	XXXX		22575323			Credit	Asset	Asset Documentation	Asset	Assets Error: Account Number was not provided		Provide a revised 1003 identifying the banking institute and account numbers for the assets disclosed on the co-borrower's 1003.
Reviewer Comment (2019-02-20): Corrected 1003 provided for both borrowers.

Buyer Comment (2019-02-19): Revised 1003 uploaded.  Please note [Redact] account listed on the 1003 matched up the information in the AMC portal of documents received.  [Redact] was updated, in addition to [Redact]

Reviewer Comment (2019-02-19): Final 1003 for B1 identifies no assets, updated Final 1003 for B2 identifies only the assets used for asset depletion.  Please provide Final 1003s identifying the assets used for down payment, reserves, and closing costs.

Reviewer Comment (2019-02-19): Lender provided updated 1003, however, lender added unverified retirement account for C/B, and lumped four individual accounts with separate account numbers under one account number.  Additionally, C/B was qualified with 7 accounts, updated 1003 reflects 5.  Provide corrected 1003 reflecting all accounts used to qualify C/B, with each account reflecting corresponding account number.

Buyer Comment (2019-02-16): please see corrected 1003.

Buyer Comment (2019-02-16): uploaded corrected 1003.

Reviewer Comment (2019-02-08): Revised 1003 was not provided. Balances listed with no name or account # provided. Exception remains.

Buyer Comment (2019-02-08): The file to be restructured.  Additionally, post consummation exception approval uploaded.  Per review of the documentation retrieved, CMS underwriter erred in calculation of asset depletion.  Incorrect assets/method was used in qualifying.  Uploaded are docs to support revised asset depletion.  Borrower, [Redact] had [Redact] in IRA account.(60%) [Redact] had [Redact] in checking account, with [Redact]  For [Redact], 60% of IRA is [Redact]  Divided by 120 months = [Redact] monthly asset depleted income.  [Redact] total combined income reflects [Redact] + [Redact] [Redact]  Elizabeth Garcia asset depletion income is [Redact] of IRA plus checking).  She also receives SS income of [Redact]  Grossing up 25% to qualify SS income at [Redact]  [Redact] combined income is [Redact] per month.  Total income used to qualify is [Redact]  Revised DTI reflects [Redact] which is under the max allowed per guidelines.
																		02/20/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752911	XXXX	XXXX		22575325			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (77163)	The purchase agreement indicates fee is responsibility of seller.				Reviewer Comment (2018-10-25): The purchase agreement indicates fee is responsibility of seller. Exception Cleared.	10/25/2018			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752911	XXXX	XXXX		22575326			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (8304)	The purchase agreement indicates fee is responsibility of seller.				Reviewer Comment (2018-10-25): The purchase agreement indicates fee is responsibility of seller. Exception Cleared.	10/25/2018			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752911	XXXX	XXXX		22575327			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [Redact] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/[Redact])	The file was missing a copy of the seller's CD.				Reviewer Comment (2018-10-25): The purchase agreement indicates fee is responsibility of seller. Exception Cleared.	10/25/2018			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752911	XXXX	XXXX		22575328			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		The homeowner's insurance declarations page in the file did not include Lender its successors and assigns for the mortgagee.
Reviewer Comment (2019-02-08): Revised income calculations based on assets provided.

Buyer Comment (2019-02-08): The file to be restructured.  Additionally, post consummation exception approval uploaded.  Per review of the documentation retrieved, CMS underwriter erred in calculation of asset depletion.  Incorrect assets/method was used in qualifying.  Uploaded are docs to support revised asset depletion.  Borrower, [Redact] had [Redact] in IRA account.(60%) [Redact] had [Redact] in checking account, with [Redact]  For [Redact], 60% of IRA is [Redact]  Divided by 120 months = [Redact] monthly asset depleted income.  [Redact] total combined income reflects [Redact] + [Redact](pension) =[Redact]  [Redact] asset depletion income is [Redact] of IRA plus checking).  She also receives SS income of [Redact]  Grossing up 25% to qualify SS income at [Redact]  [Redact] combined income is [Redact] per month.  Total income used to qualify is [Redact]  Revised DTI reflects [Redact] which is under the max allowed per guidelines.
																		02/08/2019			1	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752911	XXXX	XXXX		22575329			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Loan was changed to Non-QM prior to this review.				Reviewer Comment (2019-02-08): Loan is now ATR risk.	02/08/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752911	XXXX	XXXX		22575330			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Assets Error: Account Number was not provided		Provide a revised 1003 identifying the banking institute and account numbers for the assets disclosed on the co-borrower's 1003.
Reviewer Comment (2019-02-20): Restructured income reduced DTI to [Redact]

Buyer Comment (2019-02-19): Revised 1003 uploaded.  Please note [Redact] account listed on the 1003 matched up the information in the AMC portal of documents received.  [Redact] was updated, in addition to [Redact]

Reviewer Comment (2019-02-19): Asset depletion income restructured.  DTI below [Redact]  Exception approval with corrected account numbers pending to clear.

Buyer Comment (2019-02-19): uploaded post consummation exception approval.

Reviewer Comment (2019-02-19): Asset depletion used to qualify borrower.  Per guidelines, 6-month seasoning of assets required.  Provide additional 4 months for savings account [Redact] ([Redact] - [Redact]), and 401(k) [Redact]-xx ([Redact] - [Redact]). Note: There is an additional statement for [Redact]-xx but the end date is post close and cannot be used.

Buyer Comment (2019-02-16): Previously uploaded IRA statement for B1, re [Redact] for [Redact].  However, the statements reflected post consummation.  Statements prior to consummation uploaded.   Using [Redact] Savings already reviewed by AMC per LAS report in the amount of [Redact]  Revised calculations:  B1 income- [Redact] pension, [Redact] (asset depletion from [Redact]-from [Redact] and [Redact]).  Co-B income- [Redact](SS income grossed up 25%) and [Redact] (depletion income).  Revised combine income- [Redact]   Total monthly payments-[Redact]  Updated DT at [Redact]
																		02/20/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752911	XXXX	XXXX		22575331			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Due to revised asset depletion calculation, DTI now exceeds the guideline maximum.
Reviewer Comment (2019-02-20): Income restructured.  Residual requirement met.

Buyer Comment (2019-02-19): Revised 1003 uploaded.  Please note [Redact] account listed on the 1003 matched up the information in the AMC portal of documents received.  [Redact] was updated, in addition to [Redact]

Reviewer Comment (2019-02-19): .

Reviewer Comment (2019-02-19): Asset depletion income restructured. Residual income above [Redact]  Exception approval with corrected account numbers pending to clear.

Buyer Comment (2019-02-19): uploaded post consummation exception approval.

Reviewer Comment (2019-02-19): Asset depletion used to qualify borrower.  Per guidelines, 6-month seasoning of assets required.  Provide additional 4 months for savings account [Redact] ([Redact] - [Redact]), and 401(k) [Redact]-xx ([Redact] - [Redact]). Note: There is an additional statement for [Redact]-xx but the end date is post close and cannot be used.

Buyer Comment (2019-02-16): Previously uploaded IRA statement for B1, re [Redact] for [Redact].  However, the statements reflected post consummation.  Statements prior to consummation uploaded.   Using [Redact] Savings already reviewed by AMC per LAS report in the amount of [Redact]  Revised calculations:  B1 income- [Redact] pension, [Redact] (asset depletion from [Redact]-from [Redact] and [Redact]).  Co-B income- [Redact](SS income grossed up 25%) and [Redact] (depletion income).  Revised combine income- [Redact]   Total monthly payments-[Redact]  Updated DT at [Redact]
																		02/20/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752911	XXXX	XXXX		22575332			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines		Due to revised asset depletion calculation, DTI now exceeds the guideline maximum.
Reviewer Comment (2019-02-20): Income restructured.  DTI within guidelines.

Buyer Comment (2019-02-19): Revised 1003 uploaded.  Please note [Redact] account listed on the 1003 matched up the information in the AMC portal of documents received.  [Redact] was updated, in addition to [Redact]

Reviewer Comment (2019-02-19): Asset depletion income restructured,  DTI below [Redact]  Pending correction of an exception approval.

Reviewer Comment (2019-02-19): Asset depletion used to qualify borrower.  Per guidelines, 6-month seasoning of assets required.  Provide additional 4 months for savings account [Redact] ([Redact] - [Redact]), and 401(k) [Redact]-xx ([Redact] - [Redact]). Note: There is an additional statement for [Redact]-xx but the end date is post close and cannot be used.

Buyer Comment (2019-02-16): Previously uploaded IRA statement for B1, re [Redact] for [Redact].  However, the statements reflected post consummation.  Statements prior to consummation uploaded.   Using [Redact] Savings already reviewed by AMC per LAS report in the amount of [Redact]  Revised calculations:  B1 income- [Redact] pension, [Redact] (asset depletion from [Redact]-from [Redact] and [Redact]).  Co-B income- [Redact](SS income grossed up 25%) and [Redact] (depletion income).  Revised combine income- [Redact]   Total monthly payments-[Redact]  Updated DT at [Redact]
																		02/20/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752911	XXXX	XXXX		22575333			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender only provided 1 month proof of co-borrower checking/savings used for asset depletion. In addition, guidelines require borrowers must have the lesser of (a) 1.5 times the loan balance or (b) $1mm in qualified assets, both of which must be net of down payment, loan costs and required reserves to qualify.	802 representative FICO score > 680 guideline minimum - 122 points above guideline minimum 188.95 months reserves > 12 months guideline minimum - borrowers have verified reserves of [Redact]		Owner Originator Pre-Close	Reviewer Comment (2019-02-08): Lender sent approval exception to allow use of 1 month checking/savings for co-borrower for asset depletion and for not having 1.5x the loan amount. Reviewer Comment (2019-02-08): Re-open to revise exception. Reviewer Comment (2019-02-08): Lender provided approval exception to allow use of 1 month statement for co-borrower's checking/savings used for asset depletion.			02/08/2019	2	B		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752911	XXXX	XXXX		22575334			Credit	Guideline	Guideline Issue	Guideline	Asset qualifications not met per guidelines.	Total assets: ___; Reserves: ___	Asset depletion used to qualify borrower. Per guidelines, 6-month seasoning of assets required. Provide additional 4 months for savings account [Redact] [Redact] - [Redact] and 401(k) [Redact]-xx [Redact] - [Redact] Note: There is an additional statement for [Redact]-xx but the end date is post close and cannot be used.	802 representative FICO score > 680 guideline minimum - 122 points above guideline minimum 188.95 months reserves > 12 months guideline minimum - borrowers have verified reserves of [Redact]		Owner Originator Pre-Close	Reviewer Comment (2019-02-20): Lender waived seasoning requirement for asset depletion accounts. Buyer Comment (2019-02-19): Revised 1003 uploaded. Please note [Redact] account listed on the 1003 matched up the information in the AMC portal of documents received. [Redact] was updated, in addition to [Redact] Reviewer Comment (2019-02-19): Lender submitted approved exception, however, exception identified incorrect account number. Pending correction.			02/20/2019	2	B		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752912	XXXX	XXXX		22575337			Compliance	Compliance	Federal Compliance	TRID	TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)									2	B		OH	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	B	B	C	A	Non QM	Non QM	Yes
215752912	XXXX	XXXX		22575339			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-10-12): Lender provided copy of CDA report.	10/12/2018			1	A		OH	Primary	Refinance - Cash-out - Other		C	B	A	A	B	B	C	A	Non QM	Non QM	No
215752913	XXXX	XXXX		22575341			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	[Redact] Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	Fair market value not signed by lender.				Reviewer Comment (2018-10-30): Lender provided copy signed by lender.	10/30/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation
To Remediate: Either (1) Deliver to the borrower the required disclosure documents (AFMV signed by the lender) and obtain an executed copy. OR If borrower does not return, THEN (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise
																												D	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752913	XXXX	XXXX		22575342			Compliance	Compliance	Federal Compliance	TRID	Texas Cash-out Points and Fees 2018	[Redact] Constitution Section 50(a)(6): Points and fees on subject loan of [Redact] is in excess of the allowable maximum of 2.0000% of the Original Principal Loan Amount. Points and Fees total [Redact] on an Original Principal Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact]							10/01/2018		1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	D	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752913	XXXX	XXXX		22575343			Compliance	Compliance	Federal Compliance	TRID	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-11-05): AMC received PCCD correcting the amount of closing costs financed and LOE. Exception Cured.		11/05/2018		2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	D	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752913	XXXX	XXXX		22575344			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Lender made exception for the loan amount being below the minimum required per guidelines.	Borrower has job stability for 18 years as a [Redact] Borrower on this full documentation loan has a disposable income of [Redact]		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-10-12): Lender provided an exception approval for the loan amount.			10/12/2018	2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation		D	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215752913	XXXX	XXXX		22575346			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7580)	Tax service fee increased to [Redact] without valid COC or documentation of cure provided to borrower.				Reviewer Comment (2018-11-07): AMC received Disclosure Tracking indicating receipt of the most recent LE on [Redact] Exception Cleared. Buyer Comment (2018-11-06): LE SENT TO BOR ON [Redact] AND REC'D BY BOR ON [Redact]	11/07/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	D	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215752913	XXXX	XXXX		22575347			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (No evidence that borrower received copies of all documents signed at closing)	[Redact] Constitution Section 50(a)(6): Texas Cash-out Loan. No evidence that borrower(s) received copies of all documents signed at time of closing.					Reviewer Comment (2018-10-30): Lender provided Texas Receipt of Document Copies signed at close.	10/30/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation
Either Deliver the required documents to the borrower or refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
																												D	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752913	XXXX	XXXX		22575348			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 2% of Original Principal Balance)	[Redact] Constitution Section 50(a)(6): Points and fees on subject loan of 2.00495% is in excess of the allowable maximum of 2.0000% of the Original Principal Loan Amount. Points and Fees total $1,603.96 on an Original Principal Loan Amount of $80,000.00 vs. an allowable total of $1,600.00 (an overage of $3.96 or 0.00495%.)
Reviewer Comment (2018-12-14): Lender provided a post-close CD, refund, proof of delivery, and letter of explanation to cure the points and fees in excess of the allowable maximum.

Buyer Comment (2018-12-13): CURE CHECK AND TRACKING

Reviewer Comment (2018-11-09): The only Mavent report in the file dated [Redact] does not disclose an undiscounted interest rate and states there were [Redact] discount points excluded.  Condition remains.

Buyer Comment (2018-11-06): MAVENT - ENTERPRISE FEE REVIEW SHOWS TX 2% TEXT - PASS

Reviewer Comment (2018-10-30): Lender did not provide anything to clear this exception.
																			12/14/2018		2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation
Refund the borrower, or credit their account, an amount equal to any overcharge paid by the borrower. (Provide Proof of Delivery, LOE, and Copy of Check. [A servicing screen print can be provided in place of a check when a credit is applied to the borrowers account.])
																												D	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752915	XXXX	XXXX		22575364			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The loan file did not contain the required income documentation for the co-borrower and did not contain the required proof of two years' business existence for the borrower.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752915	XXXX	XXXX		22575365			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income Docs Missing:	Borrower: [Redact]	Missing vvoe completed within 10 days of closing.				Reviewer Comment (2018-11-20): Lender provided copies of paystubs, w-2 and 4506-T. Reviewer Comment (2018-11-02): Lender provided signed 4506-T for borrower. Still missing for co-borrower as well as previously mentioned documents in last comment. Exception remains. Reviewer Comment (2018-11-02): Lender provided copies of w-2 transcripts. Still missing paystubs and W-2's. Guidelines also require a signed 4506-T and VVOE completed within 10 days of closing. Exception remains.	11/20/2018			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752915	XXXX	XXXX		22575366			Compliance	Compliance	Federal Compliance	ATR/QM	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-11-20): Lender provided copies of paystubs, w-2 and 4506-T.	11/20/2018			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752915	XXXX	XXXX		22575367			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal LO Compensation (Disclosure)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2018-11-20): Lender provided copies of paystubs, w-2 and 4506-T.	11/20/2018			1	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752915	XXXX	XXXX		22575368			Compliance	Compliance	Federal Compliance	TRID	Federal LO Compensation Steering	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.					Reviewer Comment (2018-11-06): AMC received corrected CD and letter of explanation.		11/06/2018		2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752915	XXXX	XXXX		22575369			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.					Reviewer Comment (2018-10-29): Lender provided a copy of the initial Loan Options Disclosure provided to the borrowers. This issue is cleared.	10/29/2018			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752915	XXXX	XXXX		22575370			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower. (0)	10% tolerance limit exceeded by [Redact] due to increase in Closing Fee. No valid COC, nor evidence of cure in file.				Reviewer Comment (2018-10-29): AMC received documents, exception cleared.	10/29/2018			1	A		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752915	XXXX	XXXX		22575371			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-10-29): upon further review, exception is cleared. Reviewer Comment (2018-10-29): The closing coordinator fee was disclosed on the [Redact] closing disclosure and had no changed circumstance included. The fee was not disclosed on any previous LE, and the loan was closed with the fee in section B. A subsequent PCCD moves the fee to section C. Refund, LOE, proof of delivery is required. The exception must remain. Buyer Comment (2018-10-29): no 10% cure required borrower selected fees in section C see PC CD	10/29/2018			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752915	XXXX	XXXX		22575372			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Per the Lender's guidelines, first time home buyers require 6 months reserves. Per the loan documentation, borrowers only have 5.81 months reserves.
Reviewer Comment (2018-11-20): Lender provided proof of appraisal invoice paid. Added to assets.

Buyer Comment (2018-11-20): Invoice for the [Redact] appraisal POC is on page 704 of your bundle in Acuity showing paid by Credit Card.

Reviewer Comment (2018-11-02): Final CD reflects [Redact] cash to close, plus [Redact] paid before closing and [Redact] deposit for total of [Redact] used for closing. [Redact] total assets minus [Redact] leaves [Redact] for reserves. Pitia is [Redact] [Redact] months. Exception remains.

Buyer Comment (2018-11-01): Please clarify - bank acct balances used for underwriting were as of [Redact] [Redact] checking (backed out [Redact] pending deposit) + [Redact] savings = [Redact] (less) [Redact] brought in to closing per CD = [Redact] reserves / [Redact] = 6.0068 mths
																		11/20/2018			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752915	XXXX	XXXX		22575373			Credit	System	General	Flood	Flood Certificate Subject Address does not match Note address.		Flood determination reflects 549 Llewellyn Ln. Note reflects 459 Llewellyn Ln				Reviewer Comment (2018-11-01): Lender provided updated Flood Certificate with corrected address.	11/01/2018			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752915	XXXX	XXXX		22575374			Credit	Missing Document	General	Missing Document	Missing Document: Field Review not provided		The LTV was > 80% and per the guidelines an appraisal review was required. The file was missing the field review or Clear Capital CDA (or like product) obtained at or prior to consummation.				Reviewer Comment (2018-10-25): Lender provided copy of CDA done prior to closing.	10/25/2018			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752915	XXXX	XXXX		22575375			Credit	System	General	Appraisal Reconciliation	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (77169)	Per client, unable to exclude seller paid fees.				Reviewer Comment (2018-12-11): Lender provided updated CDA report reflecting correct address. Buyer Comment (2018-12-07): Please waive. CDA completed on [Redact] had incorrect address hence AMC requested correction. Corrected CDA was requested in which the new CDA reflected a date of [Redact] Address was corrected. As such, this should satisfy the condition. Reviewer Comment (2018-11-21): Lender provided a copy of the CDA report completed [Redact] which had the correct address initially. The CDA report completed [Redact] is the one needing correction. Exception remains.	12/11/2018			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752915	XXXX	XXXX		22575376			Compliance	Compliance	Federal Compliance	TRID Defect	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report Date: [Redact]	CDA dated [Redact] reflects street address of [Redact] and the note reflects [Redact]				Reviewer Comment (2018-11-06): AMC received corrected CD and letter of explanation. Buyer Comment (2018-11-06): duplicate exception please clear		11/06/2018		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752915	XXXX	XXXX		22575378			Compliance	Compliance	Federal Compliance	TRID Defect	Guideline Requirement: PITIA reserves months discrepancy.		Per the Lender's guidelines, first time home buyers require 6 months reserves. Per the loan documentation, borrowers only have 5.81 months reserves.				Reviewer Comment (2018-11-06): Fee was paid to borrower's selected provider.	11/06/2018			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752915	XXXX	XXXX		22575379			Compliance	Compliance	Federal Compliance	TRID Defect	Flood Certificate Subject Address does not match Note address.		Flood determination reflects [Redact]. Note reflects [Redact]				Reviewer Comment (2018-11-06): AMC received corrected CD and letter of explanation. Buyer Comment (2018-11-06): fee in section C no cure required Buyer Comment (2018-11-06): This fee is in section c and is not subject to tolerance		11/06/2018		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752915	XXXX	XXXX		22575380			Credit	Income / Employment	Income Documentation	Income / Employment	Missing Document: Field Review not provided		The LTV was > [Redact] and per the guidelines an appraisal review was required. The file was missing the field review or Clear Capital CDA (or like product) obtained at or prior to consummation.				Reviewer Comment (2018-11-21): Lender provided a vvoe done within 10 days of closing.	11/21/2018			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752916	XXXX	XXXX		22575393			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for multiple 0% tolerance violations totaling [Redact] was not provided.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752916	XXXX	XXXX		22575394			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-10-30): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2018-10-29): copy of cure check to borrower and tracking to follow		10/30/2018		2	B		AZ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752916	XXXX	XXXX		22575395			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75103)	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.
Reviewer Comment (2018-11-15): AMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2018-11-15): CLOSING AGENT FINAL ALTA SS SHOWING CURE APPLIED AT CLOSING

Reviewer Comment (2018-11-09): AMC received Refund Check for [Redact] and Shipping Label. A PCCD indicates a cure of [Redact] and LOE was received prior. If cure was provided at funding please provide Alta Final Settlement Statement. Please provide Refund Check to Cure. Exception Stands.

Buyer Comment (2018-11-09): CURE CHECK AND TRACKING

Reviewer Comment (2018-10-30): Letter of Explanation & Corrected Closing Disclosure provided.  Still need copy of Refund Check and Proof of Delivery to borrower to cure.   If cure was provided at funding please provide Final ALTA Settlement Statement to confirm credit given to the borrower.

Buyer Comment (2018-10-29): fee cured at time funding
																			11/15/2018		2	B		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752916	XXXX	XXXX		22575396			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7334)	The Loan Estimate discloses Processing Fees of [Redact] under Section B, Services You Cannot Shop For, the Final Closing Disclosure reflects Processing Fees of [Redact] under Section A, Origination Charges on the consumer's final CD. A post-close Closing Disclosure dated [Redact] provided a cure of [Redact] which is sufficient to cure this fee. Missing letter of explanation, evidence of refund and evidence of delivery to the borrower.				Reviewer Comment (2018-11-09): AMC received valid Proof of Mailing and Refund Check for [Redact] Exception Cured. Buyer Comment (2018-11-09): CURE CHECK AND TRACKING Reviewer Comment (2018-10-30): Letter of Explanation & Corrected Closing Disclosure provided. Still need copy of Refund Check and Proof of Delivery to borrower to cure. Buyer Comment (2018-10-29): copy of cure check to borrower and tracking to follow		11/09/2018		2	B		AZ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752916	XXXX	XXXX		22575398			Credit	Property - Appraisal	Property Eligibility - Subject and Improvements	Property - Appraisal	Guideline Issue: Property type not allowed per credit guidelines		Subject property has Hauled Water which is not permitted per guidelines.	5+ years on job PITIA reserves above minimum by 6 months or greater		Originator Pre-Close Originator	Reviewer Comment (2018-10-11): Lender approved exception on file.			10/11/2018	2	B		AZ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752917	XXXX	XXXX		22575399			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		Missing secondary valuation for securitization.				Reviewer Comment (2018-10-12): Lender provided copy of CDA.	10/12/2018			1	A		KS	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	B	B	C	A	Higher Priced QM	Higher Priced QM	No
215752917	XXXX	XXXX		22575401			Compliance	Compliance	Federal Compliance	TRID	Missing secondary valuation product required for securitization.		Missing secondary valuation for securitization.				Reviewer Comment (2018-10-11): Correct PCCD and LOE on file.		10/11/2018		2	B		KS	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	B	B	C	A	Higher Priced QM	Higher Priced QM	Yes
215752920	XXXX	XXXX		22575415			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The creditor's application date is [Redact] The disclosure is provided to the borrower on [Redact]				Reviewer Comment (2018-10-30): Lender provided a copy of the disclosure sent [Redact]	10/30/2018			1	A		MO	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752920	XXXX	XXXX		22575416			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure of [Redact] was reflected, which is insufficient to cure [Redact]				Reviewer Comment (2018-11-08): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-11-07): PCCD AND LOE UPLOADED		11/08/2018		2	B		MO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752920	XXXX	XXXX		22575418			Compliance	Compliance	Federal Compliance	TILA	TILA LO Compensation (Impermissible Compensation Method)	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.								2	B		MO	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752920	XXXX	XXXX		22575419			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-11-08): Letter of Explanation and Corrected CD provided. No cure required as fee was incorrectly disclosed in Section B. Borrower shopped for services and PCCD has fee moved to correct Section C. Proper Cure of [Redact] provided at closing Buyer Comment (2018-11-07): PCCD AND LOE UPLOADED		11/08/2018		2	B		MO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752920	XXXX	XXXX		22575420			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7506)	Fee disclosed as [Redact] on LE dated [Redact] but disclosed as [Redact] on Final Closing Disclosure. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2018-11-08): [Redact] was provided at closing for cure for Appraisal of [Redact] Appraisal Re-Inspection of [Redact] and Credit Report of [Redact] Buyer Comment (2018-11-07): CLOSING AGENT FINAL ALTA SS UPLOADED	11/08/2018			1	A		MO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752920	XXXX	XXXX		22575421			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75103)	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2018-11-08): [Redact] was provided at closing for cure for Appraisal of [Redact] Appraisal Re-Inspection of [Redact] and Credit Report of [Redact] Buyer Comment (2018-11-07): CLOSING AGENT FINAL ALTA SS UPLOADED	11/08/2018			1	A		MO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752920	XXXX	XXXX		22575422			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7520)	Fee disclosed as [Redact] on LE dated [Redact] but disclosed as [Redact] on Final Closing Disclosure.				Reviewer Comment (2018-11-08): Letter of Explanation and Corrected CD provided. No cure required as fee was incorrectly disclosed in Section B. Borrower shopped for services and PCCD has fee moved to correct Section C Buyer Comment (2018-11-07): PCCD AND LOE UPLOADED		11/08/2018		2	B		MO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752920	XXXX	XXXX		22575423			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75178)	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2018-11-08): Letter of Explanation and Corrected CD provided. No cure required as fee was incorrectly disclosed in Section B. Borrower shopped for services and PCCD has fee moved to correct Section C Buyer Comment (2018-11-07): PCCD AND LOE UPLOADED		11/08/2018		2	B		MO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752920	XXXX	XXXX		22575424			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75197)	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2018-11-08): [Redact] was provided at closing for cure for Appraisal of [Redact] Appraisal Re-Inspection of [Redact] and Credit Report of [Redact] Buyer Comment (2018-11-07): CLOSING AGENTS FINAL ALTA SS UPLOADED	11/08/2018			1	A		MO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752920	XXXX	XXXX		22575425			Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2018-10-26): AMC received SSPL provided [Redact] Exception Cleared.	10/26/2018			1	A		MO	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752921	XXXX	XXXX		22575427			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	[Redact] Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] or subject loan is a high-cost mortgage loan, contains negative amortization, or has an interest-only feature. Compliant Higher Priced Loan.					Reviewer Comment (2018-10-29): Lender provided the anti-steering disclosure issued at origination. This issue is cleared.	10/29/2018			1	A		ME	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215752921	XXXX	XXXX		22575429			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		ME	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215752921	XXXX	XXXX		22575430			Compliance	Compliance	State Compliance	State HPML	Maine HPML Threshold 2013 Test Compliant	[Redact] Higher-Priced Mortgage Loan: APR on subject loan of 8.00630% or Final Disclosure APR of 8.01400% is in excess of allowable threshold of APOR 4.63% + 1.5%, or 6.13000%, or subject loan is a high-cost mortgage loan, contains negative amortization, or has an interest-only feature. Compliant Higher Priced Loan.									1	B		ME	Primary	Refinance - Cash-out - Other
Within 30 days of closing and prior to receiving any notice, notify borrower, make appropriate restitution and adjustments.

(Narrow Defense - Requires CHD Approval)
Within 60 days of closing and prior to receiving any notice, (1) provide Lender Attestation to SitusAMC attesting (a) lender has not received any notice from borrower regarding the failure and (b) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how the higher-priced loan was made despite procredures to prevent); (2)  notify the borrower and make appropriate restitution/adjustments to the loan; and (3) proof of mailing.
																												B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215752921	XXXX	XXXX		22575431			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.						09/28/2018		1	A		ME	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215752921	XXXX	XXXX		22575432			Compliance	Compliance	Federal Compliance	TRID	TRID Alternate Table Usage	TILA-RESPA Integrated Disclosure - Costs at Closing/ Calculating Cash to Close: Alternate tables not used consistently throughout the transaction.	The initial LE was disclosed using an alternate table in the Costs at Closing section than the re-disclosed LE's and CD's in the file.						09/28/2018		1	A		ME	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215752921	XXXX	XXXX		22575433			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Sufficient or excess cure was provided to the borrower at Closing. (0)	Total costs for ten percent tolerance exceeded by [Redact] Sufficient cure was given to borrower in total cure of [Redact] at close				Reviewer Comment (2018-10-12): Lender provided a post-close CD correcting the Calculating Cash to Close section.		10/12/2018		2	B		ME	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215752921	XXXX	XXXX		22575435			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-10-17): Lender provided copy of the CDA report.	10/17/2018			1	A		ME	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215752921	XXXX	XXXX		22575436			Compliance	Compliance	Federal Compliance	TRID	Loan is missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-11-06): Updated guidance received from the Compliance department and the loan is TRID compliant	11/06/2018			1	A		ME	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215752922	XXXX	XXXX		22575437			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-10-22): Lender provided a copy of the Collateral Underwriter review with a score of 2.	10/22/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752922	XXXX	XXXX		22575440			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Points and Fees Exceeds 2% of Original Principal Balance)	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-10-31): Lender provided documentation verifying a portion of the Loan Discount Points were bona fide. Buyer Comment (2018-10-30): Discount points are bonafide and should be excluded from this testing see attached	10/31/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation
Refund the borrower, or credit their account, an amount equal to any overcharge paid by the borrower. (Provide Proof of Delivery, LOE, and Copy of Check. [A servicing screen print can be provided in place of a check when a credit is applied to the borrowers account.])
																												C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752922	XXXX	XXXX		22575441			Compliance	Compliance	Federal Compliance	TRID	Federal HOEPA Points and Fees	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of [Redact] on a Federal Total Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact] Non-Compliant High Cost Loan.	Calculated Points and Fees of [Redact] [Redact] exceeds allowable maximum of [Redact] (5%).				Reviewer Comment (2018-10-12): Lender provided a post-close CD correcting the Calculating Cash to Close section.		10/12/2018		2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752922	XXXX	XXXX		22575442			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	Copy of disclosures not provided in file.				Reviewer Comment (2018-10-25): Lender provided a copy of the final settlement statement to verify the portion of the title fees payable to the affiliate and the fees payable to the third provider. The loan is not High Cost.	10/25/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752922	XXXX	XXXX		22575443			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): Borrower did not receive pre-loan counseling.	Copy of certification not provided in file.				Reviewer Comment (2018-10-25): Lender provided a copy of the final settlement statement to verify the portion of the title fees payable to the affiliate and the fees payable to the third provider. The loan is not High Cost.	10/25/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752922	XXXX	XXXX		22575444			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Note reflects late charge percent as 5%; maximum is 4%.				Reviewer Comment (2018-10-25): Lender provided a copy of the final settlement statement to verify the portion of the title fees payable to the affiliate and the fees payable to the third provider. The loan is not High Cost.	10/25/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752922	XXXX	XXXX		22575445			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	Copy of disclosure not provided in file.
Reviewer Comment (2018-10-25): Lender provided a copy of the final settlement statement to verify the portion of the title fees payable to the affiliate and the fees payable to the third provider.  The loan is not High Cost.

Reviewer Comment (2018-10-23): The Mavent disclosed a portion of the endorsement fee paid to a third party and not the affiliate.  Additional documentation (i.e. Final Settlement Statement, fee sheet) is required to verify the breakdown of the fees.  Condition remains

Buyer Comment (2018-10-22): Mavent updated to reflect retained portion deducted from Total Loan Amount, and what is paid to the Affiliate, submit to AMC to clear. The other findings should fall off, since the loan is not High Cost
																		10/25/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation
(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.
																												C	B	C	A	C	B	C	A	Non QM	Non QM	Yes
215752922	XXXX	XXXX		22575446			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-10-25): Lender provided a copy of the final settlement statement to verify the portion of the title fees payable to the affiliate and the fees payable to the third provider. The loan is not High Cost.	10/25/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752922	XXXX	XXXX		22575447			Compliance	Compliance	State Compliance	State Defect	(State High Cost) Texas High-Cost Loan (Points and Fees)	[Redact] Anti-Predatory Lending Statute: Points and Fees on subject loan of 5.03232% is in excess of the allowable maximum of 5.00000% of the Total Loan Amount. Points and Fees total [Redact] on a Total Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or .03232%). Compliant High Cost Loan.	Calculated Points and Fees of $5,603.12 (5.03657%) exceeds allowable maximum of $5,562.43 (5%).				Reviewer Comment (2018-10-25): Lender provided a copy of the final settlement statement to verify the portion of the title fees payable to the affiliate and the fees payable to the third provider. The loan is not High Cost.	10/25/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	No obvious cure	C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752922	XXXX	XXXX		22575448			Credit	Insurance	Insurance Analysis	Insurance	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		The amount of hazard insurance coverage verified on the documentation in file was [Redact] The coverage amount was insufficient to cover the guideline requirement, which is the guideline requirement of [Redact] which is 80% of the total estimate of cost-new disclosed on the appraisal of [Redact] The insurance coverage in file is short [Redact] Provide proof of additional coverage, an estimated cost to rebuild, or verification that the current hazard insurance policy has 100% guaranteed replacement cost coverage.				Reviewer Comment (2018-11-16): Lender provided updated guidance for the insurance coverage requirement. The current policy had sufficient insurance coverage. Reviewer Comment (2018-11-09): Lender provided an exception approval for insufficient hazard insurance overage. This issue is waived.	11/16/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	C	A	Non QM	Non QM	No
215752925	XXXX	XXXX		22575476			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	Valuation Type: Desk Review / Valuation Report Date: [Redact]	Desk Review is missing unit number of condominium from subject address. Provide a revised CDA report with the correct address.				Reviewer Comment (2018-12-13): Provided updated CDA with correct and full address of condominium unit on report. Buyer Comment (2018-12-12): please see upload. Reviewer Comment (2018-11-30): Received comment request to waive the address deviation issue. Review is unable to waive the CDA address deviation issue. A corrected CDA is required. Issue remains open. Buyer Comment (2018-11-30): Please waive. Note the subject address does not reflect the unit number on the CDA. However, it is noted under original appraisal legal description.	12/13/2018			1	A		CA	Primary	Refinance - Cash-out - Other		C	A	C	A	A	A	A	A	Higher Priced QM	Higher Priced QM	No
215752926	XXXX	XXXX		22575478			Compliance	Compliance	Federal Compliance	ATR/QM Defect	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The file was missing a third party verification of the borrower's self-employment, as required by the guidelines.				Reviewer Comment (2018-12-06): Lender provided proof of the borrowers self-employment Buyer Comment (2018-12-04): Please clear/remove condition. This was in the original file.	12/06/2018			1	A		PA	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215752926	XXXX	XXXX		22575479			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. ([Redact]/Bank Statements)	The file was missing a third party verification of the borrower's self-employment, as required by the guidelines.				Reviewer Comment (2018-12-06): Lender provided proof of the borrowers self-employment Buyer Comment (2018-12-04): Please clear/remove the condition. This was in the original file.	12/06/2018			1	A		PA	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
215752926	XXXX	XXXX		22575480			Compliance	Compliance	Federal Compliance	ATR/QM	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-12-06): Lender provided proof of the borrowers self-employment	12/06/2018			1	A		PA	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
215752927	XXXX	XXXX		22575485			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for 0% tolerance violations totaling $897.50 was not provided. Provide a post-close CD correcting tolerance cure, copy of letter of explanation to borrower disclosing changes made, copy of refund check, and proof of receipt by borrower.				Reviewer Comment (2018-12-12): AMC received [Redact] COC indicating a price change due to FICO. Exception Cleared. Buyer Comment (2018-12-11): COC	12/12/2018			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752927	XXXX	XXXX		22575486			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2018-12-12): AMC received [Redact] COC indicating a price change due to FICO. Exception Cleared. Buyer Comment (2018-12-11): COC	12/12/2018			1	A		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752927	XXXX	XXXX		22575488			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752927	XXXX	XXXX		22575489			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	Loan discount points disclosed as [Redact] on LE, and increased to [Redact] on Final CD. Note: the file contained a COC for the CD issued [Redact] however the COC was not valid as the description of Price Change - Other was insufficient and unable to verify the reason for the increased fee.				Reviewer Comment (2018-12-12): AMC received PCCD correcting lender contact information and LOE. Exception Cured. Buyer Comment (2018-12-11): PCCD AND LOE		12/12/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752927	XXXX	XXXX		22575490			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Municipal Lien Certificate Fee (MLC). Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (77208)
Fee was not disclosed on LE.  No valid COC provided, no evidence of cure in file.  Note: the fee is subject to 0% tolerance testing since it was payable to a third party that was different than the other title fees that were previously disclosed on the LE.  Even though the fee was disclosed in section C of the CD, since it was not disclosed on the initial LE, it is not considered a shoppable fee and it cannot be assumed the vendor was chosen by the borrower.  Provide proof the fee was outsourced by the title company or an attestation specifically reflecting that the borrower chose the vendor that was outsourced for this service.
																					2	B		FL	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752927	XXXX	XXXX		22575491			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Municipal Lien Certificate Fee (MLC). Fee Amount of $70.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77208)
Fee was not disclosed on LE.  No valid COC provided, no evidence of cure in file.  Note: the fee is subject to 0% tolerance testing since it was payable to a third party that was different than the other title fees that were previously disclosed on the LE.  Even though the fee was disclosed in section C of the CD, since it was not disclosed on the initial LE, it is not considered a shoppable fee and it cannot be assumed the vendor was chosen by the borrower.  Provide proof the fee was outsourced by the title company or an attestation specifically reflecting that the borrower chose the vendor that was outsourced for this service.
																	Reviewer Comment (2018-12-04): AMC received attestation indicating fee was outsourced. Exception Cleared.	12/04/2018			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752928	XXXX	XXXX		22575494			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.
Reviewer Comment (2019-01-27): The lender provided documentation re-designating the loan as Non-QM.

Reviewer Comment (2018-12-12): Revised 1003/1008 not required; however the condition cannot be waived as is since the DTI exceeds the QM max of [Redact] and the loan was initially designated as Higher Priced QM.  Condition remains

Reviewer Comment (2018-12-10): Lender provided a lender approval for a [Redact] DTI. 1.) The exception approval needs to be for a [Redact] DTI. 2.) File requires a corrected 1003 reflecting the correct debt payment amount for the [Redact] error payment and monthly total amount. 3.) the file needs a corrected 1008 reflecting the correct the All Other Monthly Payments and DTI. Note: The file has a final DTI exceeding [Redact] When all is received the DTI can be waived. This loan was submitted as a HPLM loan designation and will still fail due to the DTI.

Buyer Comment (2018-12-06): evidence of exception uploaded.  Please waive.

Reviewer Comment (2018-12-06): Review finds no uploaded post close DTI exception approval. Please provide the post-close DTI exception approval.

Buyer Comment (2018-12-04): Post consummation exception was provided for DTI up to [Redact]
																		01/27/2019			1	A		MI	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215752928	XXXX	XXXX		22575495			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of ATR Risk.	The QM DTI of [Redact] exceeds the QM maximum allowable DTI of [Redact] The lender qualified the borrower with a DTI of [Redact] The difference is due to the lender qualified the borrower with a payment of [Redact] for the student loan; however 1% of the balance of [Redact] is [Redact] The loan is considered Non-QM.
Reviewer Comment (2019-01-27): The lender provided documentation re-designating the loan as Non-QM.

Reviewer Comment (2018-12-10): Lender provided a lender approval for a [Redact] DTI. 1.) The exception approval needs to be for a [Redact] DTI. 2.) File requires a corrected 1003 reflecting the correct debt payment amount for the [Redact] error payment and monthly total amount. 3.) the file needs a corrected 1008 reflecting the correct the All Other Monthly Payments and DTI. Note: The file has a final DTI exceeding [Redact] When all is received the DTI can be waived. This loan was submitted as a HPLM loan designation and will still fail due to the DTI.

Buyer Comment (2018-12-06): exception approval uploaded.

Reviewer Comment (2018-12-06): Review finds no uploaded post close DTI exception approval. Please provide the post-close DTI exception approval.

Buyer Comment (2018-12-04): post consummation exception was approved for DTI up to [Redact]
																		01/27/2019			1	A		MI	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752928	XXXX	XXXX		22575496			Compliance	Compliance	Federal Compliance	TILA	QM DTI	Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.	The QM DTI of [Redact] exceeds the QM maximum allowable DTI of [Redact] The lender qualified the borrower with a DTI of [Redact] The difference is due to the lender qualified the borrower with a payment of [Redact] for the student loan; however 1% of the balance of [Redact] is [Redact] The loan is considered Non-QM.				Reviewer Comment (2018-11-15): Lender sent a copy of the arm disclosure sent [Redact] Buyer Comment (2018-11-14): ARM DISCLOSURE AND DISCLOSURE TRACKING UPLOADED	11/15/2018			1	A		MI	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752928	XXXX	XXXX		22575498			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	The Investor's qualifying DTI of 44.85% exceeds the guideline maximum allowable DTI of 43%. The lender qualified the borrower with a DTI of 32.32%. The difference is due to the lender qualified the borrower with a payment of $102.11 for the student loan; however 1% of the balance of $102,112.00 is $1,021.12.	Borrower has employment stability for 17.5 years Borrower on this N51AB documentation loan has a disposable income of [Redact] > guideline of $1800		Originator Originator
Reviewer Comment (2019-01-27): Lender provided an exception approval for the DTI up to [Redact]

Reviewer Comment (2018-12-10): Lender provided a lender approval for a [Redact] DTI. 1.) The exception approval needs to be for a [Redact] DTI. 2.) File requires a corrected 1003 reflecting the correct debt payment amount for the [Redact] error payment and monthly total amount. 3.) the file needs a corrected 1008 reflecting the correct the All Other Monthly Payments and DTI. Note: The file has a final DTI exceeding [Redact] When all is received the DTI can be waived. This loan was submitted as a HPLM loan designation and will still fail due to the DTI.

Buyer Comment (2018-12-06): exception approval uploaded.

Reviewer Comment (2018-12-06): Review finds no uploaded post close DTI exception approval. Please provide the post-close DTI exception approval.

Buyer Comment (2018-12-03): Post consummation exception was provided for the DTI.  Exception approved up to [Redact]
																				01/27/2019	2	B		MI	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752928	XXXX	XXXX		22575499			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The Investor's qualifying DTI of 44.85% exceeds the guideline maximum allowable DTI of 43%. The lender qualified the borrower with a DTI of 32.32%. The difference is due to the lender qualified the borrower with a payment of $102.11 for the student loan; however 1% of the balance of $102,112.00 is $1,021.12.
Reviewer Comment (2019-01-27): The lender provided documentation re-designating the loan as Non-QM.

Reviewer Comment (2018-12-10): Lender provided a lender approval for a [Redact] DTI. 1.) The exception approval needs to be for a [Redact] DTI. 2.) File requires a corrected 1003 reflecting the correct debt payment amount for the [Redact] error payment and monthly total amount. 3.) the file needs a corrected 1008 reflecting the correct the All Other Monthly Payments and DTI. Note: The file has a final DTI exceeding [Redact] When all is received the DTI can be waived. This loan was submitted as a HPLM loan designation and will still fail due to the DTI.

Buyer Comment (2018-12-06): exception approval uploaded.

Reviewer Comment (2018-12-06): Review finds no uploaded post close DTI exception approval. Please provide the post-close DTI exception approval.

Buyer Comment (2018-12-04): Post consummation exception for the DTI was provided up to [Redact]
																		01/27/2019			1	A		MI	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752928	XXXX	XXXX		22575500			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	The lender provided documentation re-designating the loan as Non-QM.								2	B		MI	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215752930	XXXX	XXXX		22575511			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV of [Redact] exceeds maximum LTV of [Redact] per guidelines.	Borrower has employment stability for 5 years + on the job. Housing ratio of 25% or less. Residual income greater than $2500.		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-10-26): Lender approved exception granting LTV up to [Redact]			10/26/2018	2	B		GA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Higher Priced QM	Higher Priced QM	No
215752931	XXXX	XXXX		22575515			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redact] on page 4; however based on monthly escrows of [Redact] the correct amount is [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		PA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752931	XXXX	XXXX		22575516			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Prepaid Additional Property Taxes Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Additional Property Taxes under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-21): Letter of Explanation & Corrected Closing Disclosure provided.		11/21/2018		2	B		PA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752931	XXXX	XXXX		22575518			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Additional Property Taxes Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Additional Property Taxes under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.								2	B		PA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752932	XXXX	XXXX		22575520			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Borrower's available reserves equal to 5.75 months is insufficient to meet 6 month requirement. Note: the file is missing proof the $3,195.00 homeowner's insurance premium paid before closing was prior to the asset statements in the file. The POC fee is included in the calculated cash to close and as a result reduced the reserves by $3,195.00.				Reviewer Comment (2018-12-17): Lender provided proof of payment for hazard insurance prior to closing. Was charged so added the debt to the credit screen. Buyer Comment (2018-12-17): uploaded.	12/17/2018			1	A		TN	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752932	XXXX	XXXX		22575521			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TN	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752932	XXXX	XXXX		22575523			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redact] on page 4; however the calculated amount based on monthly escrow amount of $ is [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-04): AMC received PCCD correcting the amount of escrowed property costs over 1 year and LOE. Exception Cured.		12/04/2018		2	B		TN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752932	XXXX	XXXX		22575524			Compliance	Compliance	Federal Compliance	Federal HPML	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-04-10): Lender provided provide additional documentation verifying the property address and proof of the borrowers receipt of the appraisal prior to consummation Reviewer Comment (2019-01-09): Wrong exception cleared. Reviewer Comment (2019-01-09): Appraiser added addendum stating the subject property is also known as [Redact]	04/10/2019			1	A		TN	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752932	XXXX	XXXX		22575525			Credit	System	General	Appraisal Reconciliation	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (75106)
Reviewer Comment (2019-01-09): Appraiser added an addendum stating the subject address is also known as [Redact]

Buyer Comment (2019-01-08): please see page 41 in which the appraiser references "also known as"

Reviewer Comment (2019-01-02): Lender provided a Certificate of Non-Influence and Compliance document that does identify an accurate address as indicated on the Note. However, the completed appraisal, form 1004, is required to clear this exception. Provided the completed 1004 appraisal identifying the property address that matches to the Note address. This issue remains open.

Buyer Comment (2018-12-28): Note:  correction and request was made PTC.  Please see cert of non influence and compliance.
																		01/09/2019			1	A		TN	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752932	XXXX	XXXX		22575526			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Bank statements reflect NSF count above the maximum requirement of 3. Lender approved exception on file.	Minimal housing increase with payment shock less than 125% Low housing ratio of 25% or less 5+ Years on Job Residual income greater than $2,500		Originator Pre-Close Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-08): Lender approved exception on file.			11/08/2018	2	B		TN	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752932	XXXX	XXXX		22575527			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/[Redact]	The file contained documentation verifying the borrower received a copy of the appraisal on 10/01/2018 which is prior to the revised appraisal date of 10/04/2018. Provide documentation verifying the borrower received a copy of the updated appraisal.								2	B		TN	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752932	XXXX	XXXX		22575529			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $155.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)							11/08/2018		1	A		TN	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752932	XXXX	XXXX		22575530			Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The Title-Messenger/Courier Fee was disclosed in section B of the final CD (Services Borrower Did Not Shop For); however the fee was payable to a provider that was not disclosed on the SSPL and should have been disclosed is section C (Services Borrower Did Shop For). Provide a post-close CD moving the fee to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-08): Lender provided a post-close CD moving the fee to the correct section.		11/08/2018		2	B		TN	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752933	XXXX	XXXX		22575533			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Commission	Ability to Repay (Dodd-Frank 2014): Unable to verify current Commission employment status using reasonably reliable third-party records. ([Redact]/Commission)	The file was missing all income documentation for the borrower.				Reviewer Comment (2018-12-11): Income documentation provided for the borrower. Reviewer Comment (2018-12-07): Lender provided all required income documentation except for B-1's 2 years signed 1040's required as borrower is a commission wage earner; 1008 indicates they are in file. Provide the 2 years signed tax returns for B-1. This issue remains open. Buyer Comment (2018-12-05): uploaded all income documentation that should be in the original file. Please waive.	12/11/2018			1	A		CA	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752933	XXXX	XXXX		22575534			Compliance	Compliance	Federal Compliance	ATR/QM	General Ability To Repay Provision Employment - W-2	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. ([Redact]/Wages)	The file was missing all income documentation for the borrower.				Reviewer Comment (2018-12-07): lender provided income documentation. This issue is cleared.	12/07/2018			1	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752933	XXXX	XXXX		22575535			Compliance	Compliance	Federal Compliance	TRID	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify Wages/W-2 income using reasonably reliable third-party records. ([Redact]/Wages)	The file was missing all income documentation for the borrower.
Reviewer Comment (2018-12-12): Letter of Explanation & Corrected Closing Disclosure provided

Buyer Comment (2018-12-11): PCCD AND LOE

Reviewer Comment (2018-12-11): Confirmed from the Final ALTA Settlement Statement Recording Fees were [Redact]  which was below the disclosed amount of [Redact]  Post Close CD in the file dated [Redact] has recording fees shown as [Redact] Please provide corresponding letter of explanation sent to the borrower pertaining to the Post Close CD darted [Redact]

Buyer Comment (2018-12-10): FINAL ALTA SS.

Buyer Comment (2018-12-10): THE FINAL ALTA SS SHOWS THE RECORDING FEES AS A TOTAL OF [Redact] NOT [Redact] PLEASE CLEAR EXCEPTION
																			12/12/2018		2	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752933	XXXX	XXXX		22575536			Compliance	Compliance	Federal Compliance	TRID Defect	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	The file was missing all income documentation for the borrower.				Reviewer Comment (2018-11-26): AMC received Disclosure Tracking indicating the most recent LE was received [Redact] Exception Cleared.	11/26/2018			1	A		CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752933	XXXX	XXXX		22575537			Compliance	Compliance	Federal Compliance	TRID Defect	California HPML Threshold Compliant	California Higher-Priced Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Loan.
Reviewer Comment (2018-12-12): Letter of Explanation & Corrected Closing Disclosure provided.  No cure required.  Verified from Final ALTA Settlement Statement that the recording fee was reduced to  [Redact] for buyer.  Seller was responsible for [Redact]

Buyer Comment (2018-12-11): PCCD AND LOE

Reviewer Comment (2018-12-11): Confirmed from the Final ALTA Settlement Statement Recording Fees were [Redact]  which was below the disclosed amount of [Redact]  Post Close CD in the file dated [Redact] has recording fees shown as [Redact] Please provide corresponding letter of explanation sent to the borrower pertaining to the Post Close CD darted [Redact]

Buyer Comment (2018-12-10): THE FINAL ALTA SS SHOWS THE RECORDING FEES AS A TOTAL OF [Redact] NOT [Redact] PLEASE CLEAR EXCEPTION.

Buyer Comment (2018-12-10): FINAL ALTA SS.
																			12/12/2018		2	B		CA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752933	XXXX	XXXX		22575538			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752933	XXXX	XXXX		22575540			Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Lender/Client on Appraisal does not match the Lender on the Note. Provide corrected appraisal.				Reviewer Comment (2018-12-18): Transfer letter for appraisal does not clear the HPML Exception. Lender to provide a copy of the appraisal in the lender's name. Exception remains. Buyer Comment (2018-12-17): transfer letter uploaded.				2	B		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752933	XXXX	XXXX		22575541			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for the recording fee of [Redact] was not provided.				Reviewer Comment (2018-12-07): Lender provided income documentation. This issue is cleared. Buyer Comment (2018-12-05): uploaded all income documentation that should be in the original file. Please waive.	12/07/2018			1	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752933	XXXX	XXXX		22575542			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact])	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-12-07): Lender provided income documentation. This issue is cleared. Buyer Comment (2018-12-05): uploaded all income documentation that should be in the original file. Please waive.	12/07/2018			1	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752933	XXXX	XXXX		22575543			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Revised Loan Estimate Timing Before Closing	TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on [Redact] not received by borrower at least four (4) business days prior to closing. (Interim/[Redact])	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-12-07): Lender provided income documentation. This issue is cleared. Buyer Comment (2018-12-05): uploaded all income documentation that should be in the original file. Please waive.	12/07/2018			1	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752933	XXXX	XXXX		22575544			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower. (0)	[Redact] violation due to increase in the recording fee. Note: the post-close CD issued [Redact] disclosed a lower recording fee that was not a tolerance violation; however the file did not contain a copy of the refund check or proof of delivery or a copy of the final settlement statement confirming the loan was disbursed as disclosed on the post-close CD.				Reviewer Comment (2018-12-07): Lender provided income documentation. This issue is cleared. Buyer Comment (2018-12-05): uploaded all income documentation that should be in the original file. Please waive.	12/07/2018			1	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752933	XXXX	XXXX		22575545			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-11-26): AMC received Disclosure Tracking indicating the most recent LE was received [Redact] Exception Cleared.	11/26/2018			1	A		CA	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752933	XXXX	XXXX		22575548			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.						Reviewer Comment (2018-12-07): Exception changed due to an end date being declared. This issue is cleared. See new exception.	12/07/2018			1	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752933	XXXX	XXXX		22575549			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in [Redact] County. Provide a post-disaster inspection verifying there was no damage from Wildfires. The inspection must include exterior photos and the property must be re-inspected on or after [Redact]				Reviewer Comment (2019-01-02): Lender provided a post-disaster inspection indicating no damage form the recent event. This issue is cleared. Buyer Comment (2019-01-02): uploaded.	01/02/2019			1	A		CA	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752934	XXXX	XXXX		22575554			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	Lender did not sign the form.				Reviewer Comment (2018-11-21): Lender provided copy signed by the lender.	11/21/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation
To Remediate: Either (1) Deliver to the borrower the required disclosure documents (AFMV signed by the lender) and obtain an executed copy. OR If borrower does not return, THEN (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise
																												D	A	A	A	C	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215752935	XXXX	XXXX		22575556			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-11-09): Lender provided a copy of the Collateral Underwriter review with a score of 2.1.	11/09/2018			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	C	A	Higher Priced QM	Higher Priced QM	No
215752935	XXXX	XXXX		22575560			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	Closing Costs Financed is not disclosed on the consumer's final CD. This issue is corrected on the post-closing CD issued on [Redact]				Reviewer Comment (2018-10-29): Revised CD and LOE on file.		10/29/2018		2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Higher Priced QM	Higher Priced QM	Yes
215752935	XXXX	XXXX		22575561			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points increased on the initial CD issued [Redact] however, no valid changed circumstance is documented. No cure was paid at closing and the issue is not corrected on a post-closing CD.				Reviewer Comment (2018-12-28): AMC received Refund Check and Proof of Delivery. Exception Cured. Reviewer Comment (2018-12-18): AMC received corrected CD and LOE. Please provide Refund Check and Proof of Delivery to cure. Buyer Comment (2018-12-17): cure check and tracking to follow		12/28/2018		2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Higher Priced QM	Higher Priced QM	Yes
215752935	XXXX	XXXX		22575562			Compliance	Compliance	Federal Compliance	TRID Defect	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-12-28): AMC received Refund Check and Proof of Delivery. Exception Cured. Reviewer Comment (2018-12-18): AMC received corrected CD and LOE. Please provide Refund Check and Proof of Delivery to cure. Buyer Comment (2018-12-17): CURE CHECK AND TRACKING TO FOLLOW		12/28/2018		2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Higher Priced QM	Higher Priced QM	Yes
215752935	XXXX	XXXX		22575563			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. ([Redact]/1846315)	The file was missing documentation verifying the borrower's prior employment to verify a full two year employment history.				Reviewer Comment (2018-12-21): Lender provided a copy of the vvoe and explanation for the name differences. Buyer Comment (2018-12-21): The previous VOE was provided originally. However, the confusion was the employer was not identified in the work number. Per conversation with [Redact], verified they use a company called [Redact] who is their payroll company. The employment code was verified. The previous employer shown in the work number report reflects Centene which validates the 1003.	12/21/2018			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	C	A	Higher Priced QM	Higher Priced QM	No
215752937	XXXX	XXXX		22575574			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	The DTI of 43.47% exceeds the guideline max of 43%. The difference is due to the lender qualified the borrower with base income of $4,485.87; however the actual base income is $4,399.20 ($52.38 per hour x 80 hours bi-weekly).	Residual income greater than $2500 Low housing ratio of 25% or less		Originator Pre-Close Originator Pre-Close
Reviewer Comment (2018-12-13): Lender provided exception approval for DTI to exceed the max of [Redact]

Buyer Comment (2018-12-11): please see upload, exception approval.  Please waive.

Reviewer Comment (2018-12-05): In order to consider the other income from the WVOE we would require a corrected 1003, income worksheet, 1008 and the other income would need to be defined. For Waiving [Redact] DTI exception, we need an exception approval with compensating factors for that DTI.

Buyer Comment (2018-12-03): Discrepancy was the calculation of income.  Please note the underwriter did not factor in the "other" income per review of the WVOE which shows consistency for the past 2.5 years.  Factoring in the other income would negate the discrepancy  on the income calculation.  Please waive.
																				12/13/2018	2	B		MI	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215752937	XXXX	XXXX		22575577			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (75104)	Fee was not disclosed on Loan Estimate. A cure in amount of [Redact] appears on the Final CD				Reviewer Comment (2018-12-13): Lender provided an exception approval for the DTI Reviewer Comment (2018-12-13): Lender provided exception approval for DTI to exceed the max of [Redact] Buyer Comment (2018-12-11): please waive. exception uploaded. Reviewer Comment (2018-12-06): This item should clear when the underlying DTI exception is resolved. Buyer Comment (2018-12-05): please refer to comment on exception regarding AUS discrepancy. Please waive.	12/13/2018			1	A		MI	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
215752937	XXXX	XXXX		22575578			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	The DTI of 43.47% exceeds the guideline max of 43%. The difference is due to the lender qualified the borrower with base income of [Redact] however the actual base income is [Redact] [Redact] per hour x 80 hours bi-weekly).				Reviewer Comment (2018-12-13): Lender provided an exception approval for the DTI Reviewer Comment (2018-12-13): Lender provided exception approval for DTI to exceed the max of [Redact] Buyer Comment (2018-12-11): exception approval uploaded. Reviewer Comment (2018-12-06): This item should clear when the underlying DTI exception is resolved. Buyer Comment (2018-12-05): Please refer to comment on other duplicate exception. please waive.	12/13/2018			1	A		MI	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215752937	XXXX	XXXX		22575579			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)	Fee was not disclosed on Loan Estimate. A cure in amount of $145.00 appears on the Final CD						10/26/2018		1	A		MI	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
215752937	XXXX	XXXX		22575580			Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements.		Insurance policy in lender name only without reflecting its successors and assigns.				Reviewer Comment (2018-12-21): Lender provided updated policy with ISAOA. Buyer Comment (2018-12-20): DEC page uploaded. Reviewer Comment (2018-12-06): The document provided appears to be identical to the document observed in review. The loss payee is still lacking the successor and or assigns designation. This issue remains open. Buyer Comment (2018-12-03): uploaded insurance. Please see bottom of page 2/3.	12/21/2018			1	A		MI	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215752937	XXXX	XXXX		22575581			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Guidelines requires minimum of [Redact] loan amount. Exception request noted on approval	Residual income greater than $2500 Low housing ratio of 25% or less		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-07): Lender provided an exception approval for the loan amount			11/07/2018	2	B		MI	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215752938	XXXX	XXXX		22575583			Compliance	Compliance	Federal Compliance	TRID Defect	ARM Disclosure Timing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.	The ARM loan program disclosure in the file was dated [Redact] which is greater than three business days from the application date. Provide a copy of the disclosure provided to the borrower within three business days of the application date.
Reviewer Comment (2018-12-19): AMC received LOE and  PCCD Dated [Redact] with payment stream to match with annual HOI premium less the [Redact] non-recurring service fee deducted.  Need proof of delivery to cure.

Buyer Comment (2018-12-18): The HOI premium is [Redact] / [Redact] on the PCCD and page 4 calculations. This matches the Final Alta SS and Initial Escrow Disclosure and is how the loan closed.

Reviewer Comment (2018-12-14): AMC received PCCD indicating the escrowed property costs over 1 year are [Redact] The discrepancy is due to the HOI. The escrow payment is based on the HOI premium of [Redact] rather than [Redact] Please provide corrected CD and LOE cure.
																			12/19/2018		2	B		NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752938	XXXX	XXXX		22575584			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for various 0% and 10% tolerance violations [Redact] was not provided.
Reviewer Comment (2018-12-19): AMC received a PCCD dated [Redact] with the TOP matching the calculated amount, along with an LOE to the Borrower.  Final ALTA Settlement Statement also provided to verify fees actually charged at closing with a refund of [Redact] given to Borrower.

Buyer Comment (2018-12-18): CURE CHECK AND TRACKING HAVE BEEN REQUESTED AND WILL BE PROVIDED ONCE RECEIVED; HOWEVER THIS IS A PURCHASE TRANSCATION AND NO RESCISSION TO BE REOPENED.

Reviewer Comment (2018-12-14): AMC received PC-CD and final Alta Settlement Statement.  AMC's testing approach as a TPR assumes that fee changes reflected on a PCCD are corrections, rather than updates of fees that would result from changes occurring after closing. That is, a lender incorrectly disclosed fees they were aware of (or should have been aware of) on the final CD and therefore issued a PCCD reflecting the actual fees that should have been disclosed on the final CD. Accordingly, AMC will calculate the APR, Finance Charge and TOP based on corrected fees on the PCCD and cite exceptions if the APR, Finance Charge and TOP disclosed on the final CD (provided at or before consummation) are inaccurate based on the updated fees shown on PCCD.  With regard to the above, if AMC receives evidence or an attestation that the change in fees reflected on the PCCD result from events that occurred after closing, we will consider clearing any associated TOP exceptions under the notion that the figures were correct at the time of consummation and any changes noted on the PCCD were the result of an after-closing event. Otherwise, the cure for an under disclosed TOP includes a Letter of Explanation, Proof of Delivery, Refund check for under disclosed equivalent amount, Corrected CD, and, if transaction is rescindable, to re-open rescission.  Total cure required for exception is [Redact]
																			12/19/2018		2	B		NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752938	XXXX	XXXX		22575585			Compliance	Compliance	Federal Compliance	TILA	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction. Note: Lender provided a post-close CD correcting the Contact Information section; however the file was missing a copy of the letter of explanation.				Reviewer Comment (2018-11-15): Lender provided copy of arm disclosure and disclosure tracking showing it was sent [Redact] Buyer Comment (2018-11-14): DSCLOSURE TRACKING AND ARM DISCLOSURE ALREADY IN FILE - PLEASE SEE PAGES 77-78 & 105-106	11/15/2018			1	A		NV	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752938	XXXX	XXXX		22575586			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redact] on page 4; however the calculated amount based on monthly escrow amount of [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-14): AMC received PCCD correcting the lender contact information and LOE. Exception Cured.		12/14/2018		2	B		NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752938	XXXX	XXXX		22575587			Compliance	Compliance	Federal Compliance	TRID	TRID Post Close Closing Disclosure Total Of Payments Test Non-Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of [Redact] disclosed on the Final Closing Disclosure dated [Redact] is inaccurate by more than $100 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of [Redact] provided on [Redact] a difference of [Redact] (Post-Close/[Redact])	AMC received a PCCD dated [Redact] with the TOP matching the calculated amount, along with an LOE to the Borrower. Final ALTA Settlement Statement also provided to verify fees actually charged at closing with a refund of [Redact] given to Borrower.				Reviewer Comment (2018-12-14): The fees indicating a violation are cleared. Exception Cleared. Buyer Comment (2018-12-12): The consumer choose their own settlement provider, therefore the 1100 fees are not subject to tolerance. This is a Purchase transaction the seller chooses the provider not the borrower.	12/14/2018			1	A		NV	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752938	XXXX	XXXX		22575589			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/585514)	AMC received PCCD Dated [Redact] with payment stream to match with annual HOI premium less the [Redact] non-recurring service fee deducted.				Reviewer Comment (2018-12-14): AMC received PCCD and Closing Statement. The total fees in the 10% tolerance paid is [Redact] Exception Cleared.	12/14/2018			1	A		NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752938	XXXX	XXXX		22575590			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/585515)	AMC received PCCD Dated [Redact] with payment stream to match with annual HOI premium less the [Redact] non-recurring service fee deducted.				Reviewer Comment (2018-12-14): Fee was required by chosen provider. Exception Cleared. Buyer Comment (2018-12-12): The consumer choose their own settlement providers, therefore this fee would not be subject to tolerance.	12/14/2018			1	A		NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752938	XXXX	XXXX		22575591			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/585516)	AMC received PCCD Dated [Redact] with payment stream to match with annual HOI premium less the [Redact] non-recurring service fee deducted.				Reviewer Comment (2018-12-14): AMC received Closing Statement indicating fee was not paid at closing. Exception Cleared. Buyer Comment (2018-12-12): The Fee was reflected on the CD dated [Redact] however it was removed on the CD dated [Redact] The Home Inspection was not required by the Lender, therefore a tolerance cure is not required.	12/14/2018			1	A		NV	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752938	XXXX	XXXX		22575594			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/585514)	AMC received PCCD Dated [Redact] with payment stream to match with annual HOI premium less the [Redact] non-recurring service fee deducted.				Reviewer Comment (2018-12-28): AMC received Proof of Delivery. Exception Cured. Reviewer Comment (2018-12-19): AMC received LOE and PCCD Dated [Redact] with payment stream to match with annual HOI premium less the [Redact] non-recurring service fee deducted. Need proof of delivery to cure.		12/28/2018		2	B		NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752938	XXXX	XXXX		22575595			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower. (0)	[Redact] violation due to increase in the recording fee from [Redact] to [Redact] disclosed on the final CD. Note: the recording fee was reduced to [Redact] on the post-close CD issued [Redact] however a copy of the refund check, proof of delivery, and a copy of the letter of explanation were not provided.				Reviewer Comment (2018-12-28): AMC received Proof of Delivery. Exception Cured. Reviewer Comment (2018-12-19): AMC received LOE and PCCD Dated [Redact] with payment stream to match with annual HOI premium less the [Redact] non-recurring service fee deducted. Need proof of delivery to cure.		12/28/2018		2	B		NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752938	XXXX	XXXX		22575596			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-12-28): AMC received Proof of Delivery. Exception Cured. Reviewer Comment (2018-12-19): AMC received LOE and PCCD Dated [Redact] with payment stream to match with annual HOI premium less the [Redact] non-recurring service fee deducted. Need proof of delivery to cure.		12/28/2018		2	B		NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752938	XXXX	XXXX		22575597			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7535)
The Home Inspection Fee was not disclosed on Loan Estimate and was added to the initial CD issue [Redact]  Loans costs (Section A-C) are for fees and services required by the originator/creditor.  If the fee was not required, provide a post-close CD moving the fee to section H and a copy of the letter of explanation sent to the borrower disclosing the changes made.  If the fee was required, provide a post-close CD disclosing the tolerance cure of $225.00, a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.  Note: the fee was moved to section H on the post-close CD issued [Redact] however a copy of the letter of explanation sent to the borrower was not provided.
																	Reviewer Comment (2018-12-28): AMC received Proof of Delivery. Exception Cured. Reviewer Comment (2018-12-19): AMC received LOE and PCCD Dated [Redact] with payment stream to match with annual HOI premium less the [Redact] non-recurring service fee deducted. Need proof of delivery to cure.		12/28/2018		2	B		NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752938	XXXX	XXXX		22575598			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Electronic Document Delivery Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75188)	The Title-E Doc Fee was not disclosed on Loan Estimate. The fee was added to the final CD.				Reviewer Comment (2018-12-19): Duplicate Reviewer Comment (2018-12-19): AMC received LOE and PCCD Dated [Redact] with payment stream to match with annual HOI premium less the [Redact] non-recurring service fee deducted. Need proof of delivery to cure.	12/19/2018			1	A		NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752938	XXXX	XXXX		22575599			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Post Close Closing Disclosure Total Of Payments Test Non-Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of [Redact] disclosed on the Final Closing Disclosure dated [Redact] is inaccurate by more than $100 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $585,133.19 provided on [Redact] a difference of [Redact]. (Post-Close/[Redact])	AMC received a PCCD dated [Redact] with the TOP matching the calculated amount, along with an LOE to the Borrower. Final ALTA Settlement Statement also provided to verify fees actually charged at closing with a refund of $2,022.58 given to Borrower.				Reviewer Comment (2018-12-19): Duplicate	12/19/2018			1	A		NV	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752939	XXXX	XXXX		22575601			Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact])	Evidence of earlier borrower receipt was not found in file.								2	B		DC	Investment	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	N/A	N/A	Yes
215752939	XXXX	XXXX		22575602			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	The DTI of 46.17% exceeds the guideline max of 43%.	Residual income greater than $2500.00 Borrower has job stability for 4 years as a [Redact] Ownership of subject property of 5 years or greater		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-07): Lender provided an exception approval for the DTI			11/07/2018	2	B		DC	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	A	A	N/A	N/A	No
215752939	XXXX	XXXX		22575603			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7506)	Fee disclosed as [Redact] on (LE dated [Redact] but disclosed as [Redact] on Final Closing Disclosure.								2	B		DC	Investment	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	B	B	B	A	A	N/A	N/A	No
215752939	XXXX	XXXX		22575604			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $650.00 exceeds tolerance of $475.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Fee disclosed as ($475.00) on (LE dated [Redact] but disclosed as ($650.00) on Final Closing Disclosure.						11/05/2018		1	A		DC	Investment	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	B	B	A	A	N/A	N/A	Yes
215752939	XXXX	XXXX		22575605			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $156.50 exceeds tolerance of $32.00 plus 10% or $35.20. Sufficient or excess cure was provided to the borrower at Closing. (0)	($121.30) violation due to increase in (Recording fee fee(s)).						11/05/2018		1	A		DC	Investment	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	B	B	A	A	N/A	N/A	Yes
215752939	XXXX	XXXX		22575606			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	The LTV of [Redact] exceeds the guideline max of [Redact]	Residual income greater than $2500.00 Borrower has job stability for 4 years as a [Redact] Ownership of subject property of 5 years or greater		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-07): Lender provided an exception approval for the LTV			11/07/2018	2	B		DC	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	A	A	N/A	N/A	No
215752941	XXXX	XXXX		22575627			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-12-06): Lender provided the missing income documentation. This issue is cleared. Buyer Comment (2018-12-04): This should have been in the original file. please waive/remove exception.	12/06/2018			1	A		TX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	No
215752941	XXXX	XXXX		22575628			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current Job after Gap	Qualified Mortgage (Dodd-Frank 2014): Current Job History post-Gap with LOE, lacking 6 months on current job. ([Redact]/1864303)	Lender provided missing income documentation in exception clearing. Documentation identified borrower had a six month gap from [Redact] to [Redact] exceeding 6 months. Gaps of over 6 months require a minimum 6 months of current employment be verified. Borrower has worked 158 days since that employment break and only 52 days with the current employer. The loan does not qualify per QM required standards.				Reviewer Comment (2018-12-06): Lender provided the missing income documentation. This issue is cleared. Buyer Comment (2018-12-04): docs were in the file. please waive and remove	12/06/2018			1	A		TX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	No
215752941	XXXX	XXXX		22575630			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. ([Redact]/1864304)	Previous and current employment history in past two years not verified (VVOE, WVOE, or equivalent)
Reviewer Comment (2019-01-27): The lender provided documentation re-designating the loan as Non-QM.

Reviewer Comment (2018-12-11): Lender sent additional letters of explanation for the gap in employment. Job gap >= 6 months and current employment < to 6 months. Exception remains.

Buyer Comment (2018-12-07): This is a non QM transaction.  Please remove condition.  Proper protocol was taken to ensure loan was not eligible for QM designation.

Reviewer Comment (2018-12-06): Lender provided missing income documentation. Documentation identified borrower had a six month gap from [Redact] to [Redact] exceeding 6 months. Gaps of over 6 months require a minimum 6 months of current employment be verified. Borrower has worked 158 days since that employment break and only 52 days with the current employer. The loan does not qualify per QM required standards. This issue remains open.

Buyer Comment (2018-12-04): documents were in the original file.  please waive/remove exception.
																		01/27/2019			1	A		TX	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
215752941	XXXX	XXXX		22575631			Compliance	Compliance	Federal Compliance	TRID	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.	Higher Priced QM is the expected result. Non QM is the returned result due to lack of employment verification documentation.						10/30/2018		1	A		TX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
215752941	XXXX	XXXX		22575632			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.						10/30/2018		1	A		TX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
215752941	XXXX	XXXX		22575633			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact])	Evidence of earlier borrower receipt was not found in file.								2	B		TX	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
215752941	XXXX	XXXX		22575634			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7563)	The fee increased without valid changed circumstance. The cure provide to the borrower at closing is sufficient to address this issue.				Reviewer Comment (2018-11-06): LOE and corrected CD on file.		11/06/2018		2	B		TX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
215752941	XXXX	XXXX		22575635			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7564)	The fee increased without valid changed circumstance. The cure provided to the borrower at closing is sufficient to address this issue.								2	B		TX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	No
215752941	XXXX	XXXX		22575636			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7567)	The fee increased without valid changed circumstance. The cure provided to the borrower at closing is sufficient to address this issue.						11/02/2018		1	A		TX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	Yes
215752941	XXXX	XXXX		22575637			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TIL Right To Rescind - H-8 On Refinance By The Same Creditor	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Form H-8 was used instead of H-9				Reviewer Comment (2019-01-27): The lender provided documentation re-designating the loan as Non-QM. Reviewer Comment (2018-12-11): Lender sent additional letters of explanation for the gap in employment. Job gap >= 6 months and current employment < to 6 months. Exception remains. Buyer Comment (2018-12-07): Please see attached gap letter that was in the original file. Please remove condition.	01/27/2019			1	A		TX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	No
215752941	XXXX	XXXX		22575638			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	The lender provided documentation re-designating the loan as Non-QM.								2	B		TX	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Higher Priced QM	Non QM	No
215752943	XXXX	XXXX		22575640			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-20): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2018-11-19): PCCD AND LOE		11/20/2018		2	B		LA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752943	XXXX	XXXX		22575641			Compliance	Compliance	Federal Compliance	TRID	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty, Unable to determine if and when disclosures were provided to borrower due to missing signature or documentation to verify receipt.				Reviewer Comment (2018-11-09): LOE and PCCD on file.		11/09/2018		2	B		LA	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752943	XXXX	XXXX		22575642			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redact] on page 4; however the taxes, HOI and flood insurance are $3067.40 per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-20): Disclosure tracking details provided. Buyer Comment (2018-11-19): DISCLOSURE TRACKING CD REC'D [Redact]	11/20/2018			1	A		LA	Primary	Refinance - Rate/Term	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752943	XXXX	XXXX		22575644			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___	The file was missing a copy of the final title policy.	Cash Reserves-3 Months (1-2 Units) Residual income greater than $2,500		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-09): Lender approved exception granting loan amount below minimum.			11/09/2018	2	B		LA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752943	XXXX	XXXX		22575645			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: [Redact]	Appraisal provided reflecting subject to with the 442 missing from file or exception to waive.				Reviewer Comment (2018-12-06): Per lender guidelines deferred maintenance is under [Redact] and not mandatory to have repaired with a 442 to accept the appraisal. This issue is cleared. Buyer Comment (2018-12-04): Please note per guidelines, deferred maintenance [Redact] or less can remain open and does not require completion of work as long as it's not structural and/or inhabitable. Please clear and remove exception.	12/06/2018			1	A		LA	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752944	XXXX	XXXX		22575648			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752944	XXXX	XXXX		22575649			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redact] page 4; however the monthly escrow amount is [Redact] monthly totaling are [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-20): Letter of Explanation & Corrected Closing Disclosure received. Buyer Comment (2018-11-19): PCCD AND LOE		11/20/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752944	XXXX	XXXX		22575650			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.						10/31/2018		1	A		FL	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752944	XXXX	XXXX		22575652			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___	Final Title Policy missing from file.
Reviewer Comment (2019-01-09): Lender provided attestation letter for proof of insurance being paid. Paid receipt found in file from insurance company for the [Redact] paid prior to close.

Buyer Comment (2019-01-09): Attached attestation regarding HOI payment.

Reviewer Comment (2019-01-02): Total assets needing to be verified for closing includes [Redact] paid prior to closing, [Redact] deposit and [Redact] at close for a total of [Redact] Total assets verified [Redact] - assets needed for closing [Redact] [Redact]/ pitia [Redact] 5.97 months. Exception remains.

Buyer Comment (2018-12-28): Per the final CD, funds required to close was [Redact]  In review of the AMC LAS report, the aggregate amount of the assets verified were accurate.  As such, minus the earnest money deposit of [Redact] and other liquid assets of [Redact] a total of [Redact] was verified.  This leaves [Redact] for reserves.  The PITIA is [Redact] which results in 6.69 months of reserves.  Please see final CD uploaded.
																		01/09/2019			1	A		FL	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752946	XXXX	XXXX		22575679			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-11-21): Lender provided a copy of the CDA report.	11/21/2018			1	A		TN	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752946	XXXX	XXXX		22575680			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2018-12-31): Lender provided a copy of the final title policy. This issue is cleared.	12/31/2018			1	A		TN	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752946	XXXX	XXXX		22575681			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (SunTrust Bank/Checking)	Assets were not verified. Provide 60 days most recent statements. Last statement in the file was dated [Redact]				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TN	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752946	XXXX	XXXX		22575682			Compliance	Compliance	Federal Compliance	TRID Defect	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	ATR failure due to DTI exceeding maximum permitted.
Reviewer Comment (2019-01-29): Remediation occurred [Redact]

Reviewer Comment (2019-01-25): AMC received LOE however date of discovery [Redact] is over 60 days (74 days). Unable to Cure. Apologies this was not addressed on [Redact]

Buyer Comment (2019-01-24): LOE UPLOADED

Reviewer Comment (2019-01-24): AMC received PCCD correcting escrow payment amount. Please provide LOE to cure.

Reviewer Comment (2018-12-27): AMC received corrected PCCD. The estimated escrowed property costs over 1 year amounts are to be at the time of consummation. Please provide corrected CD and LOE.

Buyer Comment (2018-12-26): Updated PC CD provided with correct calculation for escrows on page four based on consummation date at 10 months. Also provided is an attestation that the tax amounts changed post consummation and the CD issued balances with the final settlement statement at disbursement. adjustments will be made in the servicing arena upon issuance an receipt of a formal tax bill.

Buyer Comment (2018-12-26): Updated POC CD provided with correct calculation for escrows on page four based on consummation date at 10 months. Also provided is an attestation that the tax amounts changed post consummation and the CD issued balances with the final settlement statement at disbursement. adjustments will be made in the servicing arena upon issuance an receipt of a formal tax bill.

Reviewer Comment (2018-12-19): Please disregard comment comment on [Redact] at 06:29 PM.  UPDATED:  The Final CD page 4 reflects [Redact] for Escrowed property costs over Year 1 while the Monthly Escrow Payment disclosed is [Redact]  Corrected CD and Letter of Explanation required to cure. The amount of [Redact] does not match the monthly escrow amount.

Reviewer Comment (2018-12-19): When actual terms are not known at the time the disclosure is made, creditors may rely on the "reasonably available" standard that is discussed in the commentary to 1026.19(f)(1)-2.  Reasonable available at the time would have been to use 2017 tax information which would have cleared the exception.  File does contain a Tax Record Information Sheet citing estimated taxes to be [Redact]  Please provide a Corrected CD and Letter of Explanation to cure.

Reviewer Comment (2018-12-06): The amount used for escrow calculation is not verifiable based on documents currently available for review.  A PCCD, based on verifiable documentation, and a LOE is required  to cure the exception.

Buyer Comment (2018-12-06): At time of UW approval the 2018 annual amount was not available and the UW used the 2017 annual amount including a padded adjustment. This will be adjusted in the servicing department to be more accurate. 11 months is acceptable to reflect on CD per CFPB.

Reviewer Comment (2018-12-04): AMC received PCCD. The yearly HOI is [Redact] *and taxes per tax cert are [Redact] This indicates a total monthly amount of [Redact] CD should reflect 12 months of costs [Redact] CD reflects [Redact] which equates to [Redact] (11mo). The discrepancy is [Redact] in estimated property costs. Please provide  tax calculation or corrected CD and LOE to cure.
																			01/29/2019		2	B		TN	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752946	XXXX	XXXX		22575683			Compliance	Compliance	Federal Compliance	TRID	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-01-25): AMC received LOE however date of discovery [Redact] is over 60 days (74 days). Unable to Cure. Apologies this was not addressed on [Redact] Reviewer Comment (2019-01-24): AMC received PCCD correcting closing costs financed. Please provide LOE to cure.				2	B		TN	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752946	XXXX	XXXX		22575685			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Missing Lien(s) negatively impacting title		The Title Commitment reflects a Federal Tax Lien and a Judgment on title. No documentation is provided to show the release of these items.
Reviewer Comment (2018-12-31): Lender provided final title evidencing the judgement has been removed and the tax lien has been subordinated. This issue is cleared. Note: Lender provided a copy of the final title policy. Schedule B Part II identifies the Federal Tax Lien for [Redact] is subordinate and the judgement has been removed. However, there is no: repayment agreement, evidence of 3 months timely payment having elapsed and the federal tax lien was not considered in the DTI all as required by the guidelines. Provide the documentation as required by guidelines. This issue is cleared, see new exception.

Reviewer Comment (2018-12-31): Lender provided a copy of the final title policy. Schedule B Part II identifies the Federal Tax Lien for [Redact] is subordinate and the judgement has been removed. However, there is no: repayment agreement, evidence of 3 months timely payment having elapsed and the federal tax lien was not considered in the DTI all as required by the guidelines. Provide the documentation as required by guidelines.

Buyer Comment (2018-12-28): uploaded

Reviewer Comment (2018-11-26): Lender comments are noted. A copy of the final title policy is required  demonstrating first lien position and removal of items 6 and 7 from schedule B-1.

Buyer Comment (2018-11-24): Attached is a Title Protection letter that guaranties clear title.  the IRS lien that show on the preliminary title report was cleared.  you can also see that there are no open public records on the credit report.  Lien was eliminated directly by title and no release was provide to CMS.
																		12/31/2018			1	A		TN	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752946	XXXX	XXXX		22575686			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI of 52.15138% exceeds maximum permitted DTI of 50%. Note: the 1008 qualified with income of $11,000.00 per month and a DTI of 45.63%; however the final 1003 and the income calculation worksheet verified income of $9,955.84 per month. The calculated income of $9,682.62 resulted in a DTI of 52.15%.
Reviewer Comment (2019-02-05): Lender provided additional explanation for income calculation. Re-worked income and DTI now under [Redact]

Buyer Comment (2019-02-04): Please see revised bank statement analysis.  The worksheet provided more specific exclusions, re SSI income and wage income.  Total deposit was [Redact]  The 24 month average is [Redact]  Respective SSI income were [Redact] and [Redact] per month deposited into the account.  Per guide, gross up is 25% which totals [Redact] for SSI income.  Total income qualified was [Redact]  In addition to the revised calculations, IRS payment was factored against the ratio.  Per post consummation exception approval, IRS agreement with proof of payment is waived with verbal correspondence uploaded.   More importantly, IRS would not subordinate  to 2nd position if borrower was delinquent.
																		02/05/2019			1	A		TN	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752946	XXXX	XXXX		22575687			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-11): Lender including trust account as assets with exception for being over 120 days and waiving the withdrawal process. Buyer Comment (2019-02-11): trust account and post consummation exception approval uploaded. Reviewer Comment (2019-02-05): Exception remains. Reviewer Comment (2019-02-05): This exception is due to the loan not having enough proof of assets and not due to the dti. Buyer Comment (2019-02-04): please see upload with comment for the other waterfall exception.	02/11/2019			1	A		TN	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752946	XXXX	XXXX		22575688			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	Final CD disclosed [Redact] as amount of escrowed property costs over year 1. Calculated amount is [Redact] based on monthly escrow amount of [Redact]				Reviewer Comment (2019-02-11): Lender including trust account as assets with exception for being over 120 days and waiving the withdrawal process. Buyer Comment (2019-02-11): trust account and post consummation exception approval uploaded. Reviewer Comment (2019-02-05): This exception is due to the loan not having enough proof of assets and not due to the dti. Exception remains. Buyer Comment (2019-02-04): please see upload with comment for the other waterfall exception.	02/11/2019			1	A		TN	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752946	XXXX	XXXX		22575689			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/594078)	AMC received PCCD. Upon further research updated tax amount per tax cert in file.				Reviewer Comment (2019-02-05): Added account from [Redact] so the correct exceptions will fire. Buyer Comment (2019-02-04): pc exception uploaded	02/05/2019			1	A		TN	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752946	XXXX	XXXX		22575690			Compliance	Compliance	Federal Compliance	ATR/QM	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/594078)	AMC received PCCD. Upon further research updated tax amount per tax cert in file.				Reviewer Comment (2019-02-05): Added account from [Redact] so the correct exceptions will fire.	02/05/2019			1	A		TN	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752946	XXXX	XXXX		22575691			Credit	Credit	Miscellaneous	Guideline	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.	Borrower on this full documentation loan has a disposable income of [Redact]> $1,500 guideline minimum. 702 representative FICO score > 620 guideline minimum - 82 points above guideline minimum Borrower has employment stability for 25 years in the [Redact] industry		Originator Pre-Close Owner Originator Pre-Close	Reviewer Comment (2019-02-05): Lender sent approval exception to waive the requirement for the repayment agreement. Borrower gave a verbal amount and was included in the DTI. Buyer Comment (2019-02-04): please see upload with comment for the other waterfall exception.			02/05/2019	2	B		TN	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752946	XXXX	XXXX		22575692			Compliance	Compliance	Federal Compliance	TRID Defect	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2019-01-25): AMC received PCCD correcting escrow payment and LOE. Exception Cured. Reviewer Comment (2019-01-24): AMC received PCCD correcting escrow payment amount. Please provide LOE to cure.		01/25/2019		2	B		TN	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752946	XXXX	XXXX		22575693			Compliance	Compliance	Federal Compliance	TRID Defect	Missing Lien(s) negatively impacting title		The Title Commitment reflects a Federal Tax Lien and a Judgment on title. No documentation is provided to show the release of these items.				Reviewer Comment (2019-01-29): The estimated escrow payment disclosed on the final CD matches the initial escrow account disclosure in file Reviewer Comment (2019-01-25): AMC received PCCD correcting escrow payment and LOE. Exception Cured. Reviewer Comment (2019-01-24): AMC received PCCD correcting escrow payment amount. Please provide LOE to cure.	01/29/2019			1	A		TN	Primary	Refinance - Rate/Term	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752946	XXXX	XXXX		22575694			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI of [Redact] exceeds maximum permitted DTI of [Redact] Note: the 1008 qualified with income of [Redact] per month and a DTI of [Redact] however the final 1003 and the income calculation worksheet verified income of [Redact] per month. The calculated income of [Redact] resulted in a DTI of [Redact]				Reviewer Comment (2019-02-11): Lender including trust account in assets. Buyer Comment (2019-02-11): trust account and post consummation exception approval uploaded.	02/11/2019			1	A		TN	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752946	XXXX	XXXX		22575695			Credit	Asset	Asset Documentation	Asset	Credit Exception:		Lender provided a copy of the final title policy. Schedule B Part II identifies the Federal Tax Lien for [Redact] is subordinate to the subject mortgage. However, there is no: repayment agreement, evidence of 3 months timely payment having elapsed and the federal tax lien was not considered in the DTI all as required by the guidelines. Provide the documentation as required by guidelines.	Borrower on this full documentation loan has a disposable income of [Redact]> $1,500 guideline minimum. 702 representative FICO score > 620 guideline minimum - 82 points above guideline minimum Borrower has employment stability for 25 years in the [Redact] industry		Originator Pre-Close Owner Originator Pre-Close	Reviewer Comment (2019-02-12): Lender provided an approval for not obtaining updated statement using compensating factors. This issue is waived. Buyer Comment (2019-02-11): updated consummation exception approval uploaded. Reviewer Comment (2019-02-11): Exception is for the Trust Account. Need additional exception for the Sun Trust Bank account being outdated. Exception remains. Buyer Comment (2019-02-11): trust account and post consummation exception approval uploaded.			02/12/2019	2	B		TN	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752946	XXXX	XXXX		22575696			Credit	Asset	Asset Documentation	Asset	Guideline Requirement: PITIA reserves months discrepancy.		Only account in file has balance of [Redact] on [Redact] but lender used [Redact] Need proof of additional assets within 120 days of closing.	Borrower on this full documentation loan has a disposable income of [Redact]> $1,500 guideline minimum. 702 representative FICO score > 620 guideline minimum - 82 points above guideline minimum Borrower has employment stability for 25 years in the [Redact] industry		Originator Pre-Close Owner Originator Pre-Close	Reviewer Comment (2019-02-11): Lender making exception for outdated statement and to include the trust account in the assets.			02/11/2019	2	B		TN	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752947	XXXX	XXXX		22575667			Compliance	Compliance	Federal Compliance	TRID Defect	Income Docs Missing:	Borrower: [Redact]	The file is missing the third party verification of the borrower's self-employment, as required by the guidelines.				Reviewer Comment (2018-11-09): Lender provided a post-close CD correcting the Contact Information section.		11/09/2018		2	B		OR	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752947	XXXX	XXXX		22575668			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids. (Final/[Redact])	Final CD and post closing cd did not provide the number of months for the home owners insurance paid under pre paids.								2	B		OR	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752947	XXXX	XXXX		22575669			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Provided Before Completion	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/[Redact])	The file contained documentation verifying the borrower received a copy of the appraisal on [Redact] which is prior to the revised appraisal date of [Redact] Provide documentation verifying the borrower received a copy of the updated appraisal.				Reviewer Comment (2018-11-09): Lender provided a post-close CD correcting the Calculating Cash to Close section.		11/09/2018		2	B		OR	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	C	A	N/A	N/A	Yes
215752947	XXXX	XXXX		22575671			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the secondary valuation required for securitarization purposes.				Reviewer Comment (2018-11-21): Lender provided a copy of the CDA report.	11/21/2018			1	A		OR	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	N/A	N/A	No
215752947	XXXX	XXXX		22575673			Credit	Asset	Asset Documentation	Asset	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. A post-close CD was provided correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2018-12-05): Lender provided updated 1003's and 1008 indicating no assets. Assets considered were cash out funds only. This issue is cleared. Buyer Comment (2018-12-04): 1008 Buyer Comment (2018-12-04): 1003 CO BORROWER Buyer Comment (2018-12-04): 1003 BORROWERS	12/05/2018			1	A		OR	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	N/A	N/A	No
215752947	XXXX	XXXX		22575675			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids. (Final/[Redact])	Final CD and post closing cd did not provide the number of months for the home owners insurance paid under pre paids.								2	B		OR	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	N/A	N/A	No
215752947	XXXX	XXXX		22575676			Credit	Income / Employment	Income Documentation	Income / Employment	Missing secondary valuation product required for securitization.		The file is missing a copy of the secondary valuation required for securitarization purposes.
Reviewer Comment (2018-12-17): Both the fraud report and credit report document the business back to 2011. This issue is cleared.

Buyer Comment (2018-12-14): Please note the VOE was completed on [Redact]  Please refer to guidelines V 3.7 pg.7/122.  The verbiage was revised to reflect 10 business days and not calendar days.  As such, it was completed within 10 business days.

Reviewer Comment (2018-12-13): VOE in file is dated [Redact] and loan closed [Redact] which is more than 10 days. VOE appears to be completed off of CPA letter which is already captured in file. Need other proof of third party verification within 10 days of closing. Exception remains.

Buyer Comment (2018-12-12): please see VOE with CPA.

Reviewer Comment (2018-12-11): Lender provided cpa letter again but still missing proof of business existence within 10 days of closing. Exception remains.

Buyer Comment (2018-12-07): Please remove condition.  VOE was in the original upload.  Re-uploaded VOE to validate.

Reviewer Comment (2018-11-23): Lender provided cpa letter dated [Redact] but guidelines require proof of business existence within 10 days of closing. Exception remains.
																		12/17/2018			1	A		OR	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	N/A	N/A	No
215752947	XXXX	XXXX		22575677			Credit	Income / Employment	Income Documentation	Income / Employment	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___	The file was missing a copy of the final title policy.
Reviewer Comment (2018-12-17): Guidelines indicate business days, not calendar days. Business days = 9. This issue is cleared.

Buyer Comment (2018-12-14): Please refer to guide V 3.7, pg.7/122.  Directives were revised to reflect 10 business days and not calendar days.  As such, the VOE was completed within the 10 days PTC.

Reviewer Comment (2018-12-13): VOE in file is dated [Redact] and loan closed [Redact] which is more than 10 days. VOE appears to be completed off of CPA letter which is already captured in file. Need other proof of third party verification within 10 days of closing. Exception remains.

Buyer Comment (2018-12-12): please see attached VOE with CPA letter.

Reviewer Comment (2018-12-11): Lender provided cpa letter again but still missing proof of business existence within 10 days of closing. Exception remains.

Buyer Comment (2018-12-07): Please remove condition.  VOE was in the initial file.  VOE uploaded to validate verification of business within 10 business days from closing.

Reviewer Comment (2018-11-23): Lender provided copy of cpa letter dated [Redact] Guidelines require verification of business existence within 10 days of closing. Exception remains.
																		12/17/2018			1	A		OR	Investment	Refinance - Cash-out - Other		C	B	C	A	C	B	C	A	N/A	N/A	No
215752948	XXXX	XXXX		22575697			Compliance	Compliance	Federal Compliance	TRID Defect	South Carolina CHL Complaint Agency Disclosure Compliant	[Redact] Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.					Reviewer Comment (2018-11-20): AMC received Letter of Explanation & Corrected Closing Disclosure Buyer Comment (2018-11-19): PCCD AND LOE		11/20/2018		2	B		SC	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752948	XXXX	XXXX		22575698			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in [Redact] County. Provide a post-disaster inspection verifying there was no damage from Hurricane Florence. The inspection must include exterior photos and the property must be re-inspected on or after [Redact]				Reviewer Comment (2018-12-06): The file contained a post-disaster inspection dated after the declaration date that verified there was no damage to the subject property. Buyer Comment (2018-12-03): uploaded	12/06/2018			1	A		SC	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752948	XXXX	XXXX		22575699			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Lender exception up to 55%.	Residual income greater than $2500 Borrower has 5+ years on the job 0 X 30 24 month housing history		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-10): Lender provided an exception approval for the DTI			11/10/2018	2	B		SC	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752948	XXXX	XXXX		22575702			Compliance	Compliance	State Compliance	State Defect	South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File)	[Redact] Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.					Reviewer Comment (2018-11-20): Lender provided disclosure tracking that reflects the disclosure was sent [Redact] and received [Redact] Buyer Comment (2018-11-19): DISCLOSURE TRACKING - BOR RECEIVED [Redact]	11/20/2018			1	A		SC	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752948	XXXX	XXXX		22575703			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,765.00 exceeds tolerance of $2,422.00 plus 10% or $2,664.20. Sufficient or excess cure was provided to the borrower at Closing. (0)							11/08/2018		1	A		SC	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752948	XXXX	XXXX		22575704			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___	The file was missing a copy of the final title policy.				Reviewer Comment (2018-12-06): After further review, reserves required are 3 months primary and 2 months financed investment. Borrower has [Redact] required is [Redact] This issue is cleared. Buyer Comment (2018-12-03): Please note per the program guide, cash back is allowed to be used for reserves. Cash back of [Redact] with Reserves of [Redact] is sufficient to cover 6 months of reserves required.	12/06/2018			1	A		SC	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752948	XXXX	XXXX		22575705			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent and Other). Fee Amount of $640.00 exceeds tolerance of $410.00. Sufficient or excess cure was provided to the borrower at Closing. (75182)							11/08/2018		1	A		SC	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752949	XXXX	XXXX		22575708			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7505)	Two Appraisal Review Fees were added on the initial CD with no valid change of circumstance. No cure was paid to the borrower at closing. This issue is not corrected on the post-closing CD issued on [Redact]				Reviewer Comment (2018-12-24): AMC received PCCD indicating cure of [Redact] Refund Check, LOE, and Proof of Delivery. Exception Cured. Buyer Comment (2018-12-21): PCCD AND LOE AND CURE CHECK AND TRACKING SENT. Buyer Comment (2018-12-21): PCCD AND LOE Buyer Comment (2018-12-21): CURE CHECK AND TRACKING		12/24/2018		2	B		AR	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752949	XXXX	XXXX		22575709			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee. Fee Amount of $270.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7505)	Two Appraisal Review Fees were added on the initial CD with no valid change of circumstance. No cure was paid to the borrower at closing. This issue is not corrected on the post-closing CD issued on [Redact]				Reviewer Comment (2018-12-24): AMC received PCCD indicating cure of [Redact] Refund Check, LOE, and Proof of Delivery. Exception Cured. Buyer Comment (2018-12-21): PCCD AND LOE AND CURE CHECK AND TRACKING SENT. Buyer Comment (2018-12-21): CURE CHECK AND TRACKING Buyer Comment (2018-12-21): PCCD AND LOE		12/24/2018		2	B		AR	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752949	XXXX	XXXX		22575710			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Approved lender exception for LTV over guideline is provided and indexed (D0016).	Per lender, Low housing ratio of 25% or less. Minimal housing increase with payment shock less than 125%. Borrower has job stability for 5+ years as a [Redact] Residual income greater than $2500.		Originator Pre-Close Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-10): Lender provided an exception approval for the LTV			11/10/2018	2	B		AR	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215752950	XXXX	XXXX		22575711			Credit	Credit	Credit Eligibility	Guideline	There are red flags on the fraud report that have not been addressed	Credit Report: Original // Borrower: [Redact]	Fraud report has Red Flag on sale as a flip has last sale date as [Redact] for [Redact] and resale [Redact] [Redact] Per Title Cash Sale took place between [Redact] and [Redact]				Reviewer Comment (2018-12-05): Lender provided clarification. Review validated compliance to lender's policy regarding flips. Conditions were met. This issue is cleared. Buyer Comment (2018-11-30): Please waive. Fraud Guard shows the red flag regarding the flip. Although, the report shows refer, the U/W followed guidelines, V 3.7, page.17. Please note 2 sets of appraisals were provided. All pertinent guidelines have been met. U/W does not need to show a clear Fraud Guard as long as the red flags addressed.	12/05/2018			1	A		LA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752950	XXXX	XXXX		22575713			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for Loan Discount Points of [Redact] was not provided.				Reviewer Comment (2018-12-26): /AMC received Letter of Explanation & Corrected Closing Disclosure.		12/26/2018		2	B		LA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752950	XXXX	XXXX		22575715			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	Cure for Loan Discount Points of $5737.50 was not provided.				Reviewer Comment (2018-12-26): AMC received required documents. exception cleared.	12/26/2018			1	A		LA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752950	XXXX	XXXX		22575717			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___	The file was missing a copy of the final title policy.	Borrower has 5+ years on job.		Originator Pre-Close	Reviewer Comment (2018-11-10): Lender provided an exception approval for the residual income			11/10/2018	2	B		LA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752950	XXXX	XXXX		22575718			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the Near Prime guidelines, for a 24 month Bank statement documentation loan for a self employed borrower, we must have proof the business has been in existence for at least 2 years. Provide evidence the borrower has been self employed and the business has been in existence for 2 years.				Reviewer Comment (2018-12-05): Lender provided evidence of LLC listing. This issue is cleared. Buyer Comment (2018-11-30): Proof of self employment uploaded. This should have been originally provided in the original upload.	12/05/2018			1	A		LA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752950	XXXX	XXXX		22575719			Compliance	Compliance	Federal Compliance	TRID	Credit Exception:		Per the Near Prime guidelines, for a 24 month Bank statement documentation loan for a self employed borrower, we must have proof the business has been in existence for at least 2 years. Provide evidence the borrower has been self employed and the business has been in existence for 2 years.				Reviewer Comment (2018-12-26): AMC received required documents, exception is cured.		12/26/2018		2	B		LA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752951	XXXX	XXXX		22575721			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Lender approved file with wage income being used. No items present to verify this income. Documentation missing: Paystub, W2 2 most recent years, VVOE, 4506t signed and transcripts. Verification of self employment was not obtained.								2	B		MO	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752951	XXXX	XXXX		22575723			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/[Redact])	The file contained documentation verifying the borrower received a copy of the appraisal on 08/07/2018 which is prior to the revised appraisal date of [Redact] Provide documentation verifying the borrower received a copy of the updated appraisal.
Reviewer Comment (2018-11-19): Lender provided copy of signed CD.

Buyer Comment (2018-11-19): CD [Redact] - ALL PAGES FULLY EXECUTED

Reviewer Comment (2018-11-19): Lender commented that the loan closed [Redact] funded [Redact] with  rescission ending [Redact] This does appear to be accurate, however, the issue causing this violation to trigger is due to page 5 of the final CD lacking the signature block where borrower signs and dates the final CD and there is no unnumbered page 6, like with the other CD's provided, that has a signature block. Review was unable to capture this data and mail rules are being used as default. Provided a copy of the complete final CD dated [Redact] bearing the borrower's acknowledgement of receipt on [Redact] This issue remains open.

Buyer Comment (2018-11-16): LOAN SIGNED/CLOSED [Redact] - RECISSION EXPIRED [Redact] - LOAN FUNDED [Redact] ---- THIS IS COMPLIANT...PLEASE CLEAR EXCPETION
																		11/19/2018			1	A		MO	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752951	XXXX	XXXX		22575724			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.
Reviewer Comment (2018-11-19): Lender provided copy of signed CD.

Buyer Comment (2018-11-19): CD [Redact] - ALL PAGES FULLY EXECUTED

Reviewer Comment (2018-11-19): Lender commented that the loan closed [Redact] funded [Redact] with  rescission ending [Redact] This does appear to be accurate, however, the issue causing this violation to trigger is due to page 5 of the final CD lacking the signature block where borrower signs and dates the final CD and there is no unnumbered page 6, like with the other CD's provided, that has a signature block. Review was unable to capture this data and mail rules are being used as default. Provided a copy of the complete final CD dated [Redact] bearing the borrower's acknowledgement of receipt on [Redact] This issue remains open.

Buyer Comment (2018-11-16): LOAN SIGNED/CLOSED [Redact] - RECISSION EXPIRED [Redact] - LOAN FUNDED [Redact] ---- THIS IS COMPLIANT...PLEASE CLEAR EXCPETION
																		11/19/2018			1	A		MO	Primary	Refinance - Rate/Term	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752951	XXXX	XXXX		22575725			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-06): Seller provided documentation verifying the borrower's wage earner income and proof of self-employment. Buyer Comment (2018-12-04): Please note this was a non QM transaction. The following protocol was followed to validate the file did not qualify as a QM loan. Please clear/remove the exception.	12/06/2018			1	A		MO	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752951	XXXX	XXXX		22575726			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TIL RTC Expected Expiration vs Actual	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Subject loan transaction disbursed on [Redact] prior to three (3) business days from transaction date of [Redact] Weekend taken into consideration.				Reviewer Comment (2018-12-06): Seller provided documentation verifying the borrower's wage earner income and proof of self-employment. Buyer Comment (2018-12-04): The pertinent income documents were provided initially. Please review/clear/remove the condition.	12/06/2018			1	A		MO	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752951	XXXX	XXXX		22575727			Compliance	Compliance	Federal Compliance	ATR/QM	TIL Rescission Timing	Truth in Lending Act: Subject loan transaction disbursed on [Redact] prior to three (3) business days from transaction date of [Redact]	Subject loan transaction disbursed on [Redact] prior to three (3) business days from transaction date of [Redact] Weekend taken into consideration.				Reviewer Comment (2018-12-06): Seller provided documentation verifying the borrower's wage earner income and proof of self-employment.	12/06/2018			1	A		MO	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752951	XXXX	XXXX		22575728			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-09): Lender provided a post-close CD correcting the Calculating Cash to Close section.		11/09/2018		2	B		MO	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752951	XXXX	XXXX		22575729			Credit	Guideline	Guideline Issue	Guideline	Ineligible property type.	___	The subject is rural which is ineligible per the guidelines.	Borrower has job stability for 5+ years as an supervisor. Residual income greater than $2500		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-09): Lender provided an approval for the rural property			11/09/2018	2	B		MO	Primary	Refinance - Rate/Term		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752954	XXXX	XXXX		22575750			Compliance	Compliance	Federal Compliance	TRID	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 2.5%, or [Redact] Compliant Higher Priced Mortgage Loan.	Not a high priced loan				Reviewer Comment (2018-12-18): AMC received Letter of Explanation & Corrected Closing Disclosure		12/18/2018		2	B		TN	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752954	XXXX	XXXX		22575751			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Verified no dollar amount provided for total closing costs to exceed legal limit.
Reviewer Comment (2019-01-15): AMC received PCCD indicating cure, Refund Check, LOE, and Proof of Delivery however timing requirement of discovery has expired. Discovery date is [Redact] 66 days prior to today's date, [Redact] Unable to Cure.

Buyer Comment (2019-01-15): PCCD, LOE, CURE CHECK AND TRACKING UPLOADED.

Reviewer Comment (2019-01-03): Confirmed additional [Redact] required to cure

Buyer Comment (2019-01-02): Confirm - an additional cure of [Redact] is required to clear?

Reviewer Comment (2018-12-31): UPDATED [Redact] Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of [Redact] exceeds tolerance of [Redact]  Insufficient or no cure was provided to the borrower.  AMC received Change of Circumstance dated [Redact] for rate lock extension for [Redact] LE.  Final CD has [Redact] for points.  Valid change of circumstance not provided for increase in points on final cd.  Post close cd shows cure of [Redact] however, the required cure for points is [Redact]

Reviewer Comment (2018-12-20): The Loan Discount Points fee increased from [Redact] to [Redact] on the final CD. Please provide Letter of Explanation, Proof of Delivery, Copy of Refund Check in the amount of [Redact] and Corrected CD.

Buyer Comment (2018-12-19): THERE IS NOT A COC DATED [Redact] NOR IS THERE A REDISCLOSED CD. PLEASE CLEAR.

Reviewer Comment (2018-12-18): It appears there may be a revised CD issued around [Redact] as indicated on COC dated [Redact]  CD's provided are dated [Redact] and [Redact]  Please provide.

Buyer Comment (2018-12-17): there was a COC generated on [Redact] which acknowledged a rate lock, loan amt. change and loan product change.  This LE indicated a discount fee of [Redact]  There was an additional LE generated on [Redact]  which acknowledged a Rate lock, loan amt. change and loan program change.  This is a valid Change of Circumstance, which was documented, no tolerance cure is required.
																					2	B		TN	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752954	XXXX	XXXX		22575752			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	Verified Closing Costs Financed on page 3 of the final CD is blank.
Reviewer Comment (2019-02-14): Transfer Tax exception was cleared.  Tolerance exception for Discount Points remains in an Open-Unable to Clear status.

Buyer Comment (2019-02-08): Rebuttal on [Redact]

Our Transfer Tax was disclosed in Good Faith and based on the Best Information available in the file at the time the disclosure was produced. The borrower made multiple requests to revise the Loan Amount and we updated the Transfer Tax on the disclosures based on the Estimate we received from Timios on [Redact] A Change of Circumstance LE for Loan Amount was issued on [Redact] with Loan Amount change noted, and the Transfer Tax Baseline was reset to [Redact] based on best information available.

Timios however made an error at the closing, when the loan amount was subsequently reduced, and did not lower the transfer tax back down to the final amount of [Redact] which is only [Redact] off from our original quote of $740.00. The borrower has been refunded, and over cured by Carrington. The updated final settlement statement is attached.

Reviewer Comment (2019-01-15): AMC received PCCD indicating cure, Refund Check, LOE, and Proof of Delivery however timing requirement of discovery has expired. Discovery date is [Redact] 66 days prior to today's date, [Redact] Unable to Cure.

Buyer Comment (2019-01-15): PCCD, LOE, CURE CHECK AND TRACKING UPLOADED.

Reviewer Comment (2019-01-03): Confirmed additional [Redact] required to cure

Buyer Comment (2019-01-02): Confirm - an additional cure of [Redact] is required to clear?

Reviewer Comment (2018-12-31): UPDATED [Redact] Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of [Redact] exceeds tolerance of [Redact]  Insufficient or no cure was provided to the borrower.  AMC received Change of Circumstance dated [Redact] for rate lock extension for [Redact] LE.  Final CD has [Redact] for points.  Valid change of circumstance not provided for increase in points on final cd.  Post close cd shows cure of [Redact] however, the required cure for points is [Redact]

Buyer Comment (2018-12-28): PLEASE REVIEW COC UPLOADED. REVISE EXCEPTION CURE AMOUNT

Reviewer Comment (2018-12-20): The Loan Discount Points fee increased from [Redact] to [Redact] on the final CD.  Please provide Letter of Explanation, Proof of Delivery, Copy of Refund Check in the amount of [Redact] and Corrected CD.

Buyer Comment (2018-12-19): THERE IS NOT A COC DATED [Redact] NOR IS THERE A REDISCLOSED CD. PLEASE CLEAR.

Reviewer Comment (2018-12-18): It appears there may be a revised CD issued around [Redact] as indicated on COC dated [Redact]  CD's provided are dated [Redact] and [Redact]  Please provide.

Buyer Comment (2018-12-17): there was a COC generated on [Redact] which acknowledged a rate lock, loan amt. change and loan product change.  This LE indicated a discount fee of [Redact]  There was an additional LE generated on [Redact]  which acknowledged a Rate lock, loan amt. change and loan program change.  This is a valid Change of Circumstance, which was documented, no tolerance cure is required.
																					2	B		TN	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752954	XXXX	XXXX		22575753			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	Cure for Loan Discount Points of [Redact] was not provided.				Reviewer Comment (2018-12-18): AMC received VCC for fee change. Buyer Comment (2018-12-17): CURE CHECK AND TRACKING TO FOLLOW	12/18/2018			1	A		TN	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752954	XXXX	XXXX		22575755			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/[Redact])	Appraiser effective date is prior to date appraisal delivered to borrower.								2	B		TN	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752954	XXXX	XXXX		22575756			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		NSF/ODP exceed 3 in 12 months @ 10	Borrower has job stability for 8 years Borrowers have owned the subject property fo5+x years		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-10): Lender provided an exception approval for the excessive NSF's			11/10/2018	2	B		TN	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752955	XXXX	XXXX		22575760			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the guidelines, the file must contained a signed copy of the Income Business Purpose & Occupancy Affidavit at application and a copy of the Affidavit signed and notarized at closing. The file contained a copy of the affidavit at application, but it was not signed and the file is missing a copy of the signed and notarized affidavit at closing.				Reviewer Comment (2018-11-30): Lender provided a copy of the Business Purpose and Occupancy Affidavit signed at closing. This issue is cleared. Buyer Comment (2018-11-30): Document uploaded to suffice.	11/30/2018			1	A		NY	Investment	Refinance - Cash-out - Home Improvement		C	A	C	A	A		A	A	N/A	N/A	No
215752955	XXXX	XXXX		22575761			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7568)							11/07/2018		1	A		NY	Investment	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	A	C	A	A		A	A	N/A	N/A	Yes
215752957	XXXX	XXXX		22575778			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The amount of Escrowed Property Costs over Year 1 disclosed on page 4 of final Closing Disclosure is incorrect at [Redact] The actual amount should be [Redact]
Reviewer Comment (2018-11-27): AMC received Letter of Explanation & Corrected Closing Disclosure.

Buyer Comment (2018-11-27): PCCD AND LOE UPLOADED

Reviewer Comment (2018-11-23): AMC received the Post Close CD dated [Redact] and Letter of Explantion to borrower.  Survey Fee was moved from Section B to Section H on the Post Close CD.  Loan Estimates provided to the borrower indicate the Survey Fee as a shopable fee.  In addition, the Closing Statement shows this fee as a Title Fee.  The Survey Fee should be disclosed in Section C.  Please provide updated Post Close CD and Letter of Explanation to borrower.  Exception will cure once updated PC-CD is provided.

Buyer Comment (2018-11-21): FINAL ALTA SS
																			11/27/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752957	XXXX	XXXX		22575780			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	CDA fee was disclosed on initial Loan Estimate at $150, but increased on final Closing Disclosure to [Redact] A [Redact] cure was disclosed as a cure.				Reviewer Comment (2018-11-23): The Final CD confirms [Redact] credit provided to the borrower at close. Also confirmed from the Final Alta Settlement Statement. Buyer Comment (2018-11-21): FINAL ALTA SS	11/23/2018			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752957	XXXX	XXXX		22575781			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Dues. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7712)	HOA Dues were not disclosed on initial Loan Estimate, but included on final Closing Disclosure at [Redact] without disclosing sufficient cure to the Borrower.
Reviewer Comment (2018-11-27): AMC received Letter of Explanation, Proof of Delivery and Corrected CD.

Buyer Comment (2018-11-27): PCCD AND LOE UPLOADED

Reviewer Comment (2018-11-23): AMC received the Post Close CD dated [Redact] and Letter of Explantion to borrower.  Survey Fee was moved from Section B to Section H on the Post Close CD.  Loan Estimates provided to the borrower indicate the Survey Fee as a shopable fee.  In addition, the Closing Statement shows this fee as a Title Fee.  The Survey Fee should be disclosed in Section C.  Please provide updated Post Close CD and Letter of Explanation to borrower.

Buyer Comment (2018-11-21): PCCD AND LOE
																			11/27/2018		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752957	XXXX	XXXX		22575782			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Transfer Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (77121)	HOA Transfer fee was not disclosed on initial Loan Estimate, but included on final Closing Disclosure at [Redact] without disclosing sufficient cure to the Borrower.				Reviewer Comment (2018-11-23): Letter of Explanation and Corrected CD moving the HOA fees from Section C to Section H has been provided. No cure required as the HOA fee is not included as a finance charge. Once fees excluded no violation Buyer Comment (2018-11-21): PCCD AND LOE		11/23/2018		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752957	XXXX	XXXX		22575783			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75174)	Verified per final CD dated [Redact]				Reviewer Comment (2018-11-23): Letter of Explanation and Corrected CD moving the HOA fees from Section C to Section H has been provided. No cure required as the HOA fee is not included as a finance charge. Once fees excluded no violation Buyer Comment (2018-11-21): PCCD AND LOE		11/23/2018		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752957	XXXX	XXXX		22575784			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $3,178.89 on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The amount of Escrowed Property Costs over Year 1 disclosed on page 4 of final Closing Disclosure is incorrect at $3,178.89. The actual amount should be $3,373.88.				Reviewer Comment (2018-11-23): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-11-21): PCCD AND LOE		11/23/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752957	XXXX	XXXX		22575785			Compliance	Compliance	Federal Compliance	TRID Defect	Federal HPML 2014 Compliant						Reviewer Comment (2018-11-23): Letter of Explanation and Corrected CD moving the HOA fees from Section C to Section H has been provided. No cure required as the HOA fee is not included as a finance charge. Once fees excluded no violation Buyer Comment (2018-11-21): PCCD AND LOE		11/23/2018		2	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752958	XXXX	XXXX		22575786			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	The DTI of 55.49% exceeds the guideline max of 50%. Note: the file contained an exception approval for the DTI up to 52.785%; however the actual DTI on the approval was 55.506%. An exception approval for the DTI of 55.49% is required.	Residual income greater than $2500. Borrower has job stability for 5+ years as a [Redact]		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-12-20): Lender sent approval exception to allow DTI up to [Redact] Buyer Comment (2018-12-19): PC exception uploaded			12/20/2018	2	B		NH	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752958	XXXX	XXXX		22575787			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-11-27): Lender provided copy of the CDA report. Buyer Comment (2018-11-27): uploaded CDA	11/27/2018			1	A		NH	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752958	XXXX	XXXX		22575790			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-20): Lender sent approval exception to allow DTI up to [Redact] Buyer Comment (2018-12-19): PC exception uploaded	12/20/2018			1	A		NH	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752958	XXXX	XXXX		22575791			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	Escrowed property costs over 1 year on final CD should be [Redact] but is shown as [Redact] Monthly escrow amount is [Redact]				Reviewer Comment (2018-12-18): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-12-17): PCCD AND LOE		12/18/2018		2	B		NH	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752958	XXXX	XXXX		22575792			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	Fee disclosed as [Redact] on CD dated [Redact] but disclosed as [Redact] on Final Closing Disclosure. No valid change of circumstance is provided for fee increase.
Reviewer Comment (2019-01-31): AMC received PCCD correcting cure on page 3 however the required documentation to cure was not provided within the 60 day window of date of discovery. The date of discovery is [Redact] The required documentation was received 81 days later on [Redact] Unable to clear/cure.

Buyer Comment (2019-01-30): Corrected PCCD and LOE uploaded.

Reviewer Comment (2018-12-20): No new documentation received.

Reviewer Comment (2018-12-18): AMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Post Close CD.  Page 3 of the Post Close CD does not specify Exceeds legal limit by [Redact] in the Calculating Cash to Close Section.  Please provide Corrected CD and Letter of Explanation to cure.

Reviewer Comment (2018-11-29): UPDATED [Redact]  Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of [Redact] exceeds tolerance of [Redact]  Insufficient or no cure was provided to the borrower.  AMC received change of circumstance dated [Redact] for price change and discount points increase to [Redact]  The Final CD dated [Redact] reflects  Loan Discount Points of [Redact]  Change of Circumstance required for fee increase on the [Redact] Final CD or cure required for increasing the fee from [Redact] to [Redact] along with Corrected CD, Letter of Explanation, Proof of Delivery and Copy of cure check.

Buyer Comment (2018-11-28): COC FROM [Redact] SHOWS DISCOUNT POINTS REDISCLOSED

Buyer Comment (2018-11-28): COC
																					2	B		NH	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752958	XXXX	XXXX		22575793			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,521.50 exceeds tolerance of $1,233.80. Insufficient or no cure was provided to the borrower. (7200)	Fee disclosed as $1,233.80 on CD dated [Redact] but disclosed as $3,521.50 on Final Closing Disclosure. No valid change of circumstance is provided for fee increase.
Reviewer Comment (2019-02-07): Although the correct PCCD was not provided within 60 days of discovery, the lender provided the tolerance refund within the 60 day timeline.  Regraded to EV2-B

Reviewer Comment (2019-01-31): AMC received PCCD correcting cure on page 3 however the required documentation to cure was not provided within the 60 day window of date of discovery. The date of discovery is [Redact] The required documentation was received 81 days later on [Redact] Unable to clear/cure.

Buyer Comment (2019-01-30): Corrected PCCD and LOE uploaded.

Reviewer Comment (2018-12-20): No new documentation received.

Reviewer Comment (2018-12-18): AMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Post Close CD.  Page 3 of the Post Close CD does not specify Exceeds legal limit by [Redact] in the Calculating Cash to Close Section.  Please provide Corrected CD and Letter of Explanation to cure.

Buyer Comment (2018-12-17): CURE CHECK AND TRACKING

Reviewer Comment (2018-11-29): UPDATED [Redact]  Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of [Redact] exceeds tolerance of [Redact]  Insufficient or no cure was provided to the borrower.  AMC received change of circumstance dated [Redact] for price change and discount points increase to [Redact]  The Final CD dated [Redact] reflects  Loan Discount Points of [Redact]  Change of Circumstance required for fee increase on the [Redact] Final CD or cure required for increasing the fee from [Redact] to [Redact] along with Corrected CD, Letter of Explanation, Proof of Delivery and Copy of cure check.

Buyer Comment (2018-11-28): COC

Buyer Comment (2018-11-28): COC FROM [Redact] SHOWS DISCOUNT POINTS REDISCLOSED
																					2	B		NH	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752958	XXXX	XXXX		22575794			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines		The file is missing a copy of the required secondary valuation for securitization.				Reviewer Comment (2018-12-20): Lender sent approval exception to allow DTI up to [Redact] Buyer Comment (2018-12-19): PC exception uploaded	12/20/2018			1	A		NH	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752958	XXXX	XXXX		22575795			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-09): Lender provided a post-close CD correcting the Calculating Cash to Close section.		11/09/2018		2	B		NH	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752959	XXXX	XXXX		22575798			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	Number of months for Property Tax under Prepaids are reflecting no information. Post closing cd does not reflect number of months. Provide a post-close CD correcting the prepaid number of months and a copy of the letter of explanation to the borrower disclosing the changes made.								2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	B	B	B	A	A	Non QM	Non QM	No
215752959	XXXX	XXXX		22575799			Credit	Asset	Asset Documentation	Asset	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact])	LE Disclosure [Redact] received by borrower same day as CD sent. Time period not sufficient.	Residual income greater than 3X the VA PITIA reserves above minimum by 6 months or greater		Owner Owner	Reviewer Comment (2018-12-20): Lender sent approval exception to waive an additional month statement. Buyer Comment (2018-12-19): PC exception approval uploaded			12/20/2018	2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215752959	XXXX	XXXX		22575800			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	Number of months for Property Tax under Prepaids are reflecting no information. Post closing cd does not reflect number of months. Provide a post-close CD correcting the prepaid number of months and a copy of the letter of explanation to the borrower disclosing the changes made.								2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
215752960	XXXX	XXXX		22575802			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.						Reviewer Comment (2018-11-12): Lender provided a copy of the Collateral Underwriter review with a score of 1.7.	11/12/2018			1	A		IL	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Higher Priced QM	Non QM	No
215752960	XXXX	XXXX		22575805			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.	Due to the missing income doc requirements for the Pension income, this loan does not meet the QM requirements.				Reviewer Comment (2018-11-19): Lender provided proof of the borrower's electronic receipt of the Affiliated Business Arrangement Disclosure.	11/19/2018			1	A		IL	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Higher Priced QM	Non QM	No
215752960	XXXX	XXXX		22575806			Compliance	Compliance	State Compliance	State Defect	Retirement Documentation	Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. ([Redact](employer unknown)/[Redact])	Missing the Award letter for the Pension income for the primary borrower, [Redact]				Reviewer Comment (2018-11-21): Lender provided a copy of the certificate of exemption.	11/21/2018			1	A		IL	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Higher Priced QM	Non QM	No
215752960	XXXX	XXXX		22575807			Compliance	Compliance	Federal Compliance	TRID	RESPA Affiliated Business Arrangement Disclosure Compliant	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The file was missing a copy of the executed Affiliated Business Arrangement Disclosure or proof of the borrower's electronic receipt of the disclosure.				Reviewer Comment (2018-11-29): Lender provided a post-close CD correcting the Calculating Cash to Close section.		11/29/2018		2	B		IL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Higher Priced QM	Non QM	Yes
215752960	XXXX	XXXX		22575808			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for 10% tolerance violation [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] AND 0% tolerance violation [Redact] exceeds tolerance of [Redact] was not provided.				Reviewer Comment (2018-12-24): AMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2018-12-21): PCCD AND LOE, CURE CHECK AND TRACKING SENT. Reviewer Comment (2018-11-29): There was no 10% fee tolerance violation. However there is a 0% tolerance violation of [Redact] for the credit report fee.		12/24/2018		2	B		IL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Higher Priced QM	Non QM	Yes
215752960	XXXX	XXXX		22575809			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	Disclosure does not reflect an amount for Closing Costs Financed, but this should be [Redact]				Reviewer Comment (2018-12-24): AMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD. Buyer Comment (2018-12-21): PCCD AND LOE, CURE CHECK AND TRACKING SENT.		12/24/2018		2	B		IL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Higher Priced QM	Non QM	Yes
215752960	XXXX	XXXX		22575810			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower. (0)	Cure for 10% tolerance violation [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] AND 0% tolerance violation [Redact] exceeds tolerance of [Redact] was not provided.
Reviewer Comment (2019-01-27): The lender provided documentation re-designating the loan as Non-QM.

Reviewer Comment (2019-01-18): Appendix q requires either the award letter or two years signed tax returns. The tax transcripts do not satisfy appendix q requirements. Exception remains.

Buyer Comment (2019-01-18): Uploaded transcripts for 2017/2016 in lieu of signed tax returns.  Per Appendix Q, transcripts can substitute the tax returns if directly from the IRS.  In review of the transcripts, pension income was evident.

Reviewer Comment (2019-01-17): Review finds that this file requires either 2 years borrower signed/dated 1040's (2016 and 2017) or an award/continuance letter from the pension administrator. There were no returns filed and no pension received in 2016 so that leave 1 option to clear as QM and that is a pension continuance letter (award letter). This issue remains open.

Buyer Comment (2019-01-17): Award letters are only provided for SS income.  The exception is reflecting pension.  transcripts were provided for 2 years for evidence of pension and a monthly stub.  Per Appendix Q, under retirement income, it does not require an award letter.

Reviewer Comment (2018-12-11): Lender sent bank statements. Award letter is required per appendix q. Exception remains.

Buyer Comment (2018-12-06): Per guidelines, 1099 and/or transcripts in addition to evidence of deposits will suffice the award letter.  Please remove condition as it was in the original file.  Uploaded bank statements again.
																		01/27/2019			1	A		IL	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Higher Priced QM	Non QM	No
215752960	XXXX	XXXX		22575811			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7520)	Cure for Credit Report fee of [Redact] was not provided.
Reviewer Comment (2019-01-27): The lender provided documentation re-designating the loan as Non-QM.

Reviewer Comment (2019-01-18): Appendix q requires either the award letter or two years signed tax returns. The tax transcripts do not satisfy appendix q requirements. Exception remains.

Buyer Comment (2019-01-18): Uploaded transcripts for 2017/2016 in lieu of signed tax returns.  Per Appendix Q, transcripts can substitute the tax returns if directly from the IRS.  In review of the transcripts, pension income was evident.

Reviewer Comment (2019-01-17): Review finds that this file requires either 2 years borrower signed/dated 1040's (2016 and 2017) or an award/continuance letter from the pension administrator. There were no returns filed and no pension received in 2016 so that leave 1 option to clear as QM and that is a pension continuance letter (award letter). This issue remains open.

Buyer Comment (2019-01-17): Award letters are only provided for SS income.  The exception is reflecting pension.  transcripts were provided for 2 years for evidence of pension and a monthly stub.  Per Appendix Q, under retirement income, it does not require an award letter.

Reviewer Comment (2018-12-11): Lender sent bank statements. Award letter is required per appendix q. Exception remains.

Buyer Comment (2018-12-06): bank statements were provided to evidence the deposits, in addition to the transcripts in lieu of the award letter(s).  This should be in the original file.  Please note this is per guidelines.
																		01/27/2019			1	A		IL	Primary	Refinance - Rate/Term	Lender to provide updated ATR/QM status	C	B	C	B	C	B	C	A	Higher Priced QM	Non QM	Yes
215752960	XXXX	XXXX		22575812			Compliance	Compliance	Federal Compliance	TRID Defect	Missing secondary valuation product required for securitization.						Reviewer Comment (2018-11-29): Title fees were disclosed in the incorrect section. The fees were not subject to the 10% tolerance violation. A post-close CD was provided moving the fees to the correct section.	11/29/2018			1	A		IL	Primary	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	C	A	Higher Priced QM	Non QM	Yes
215752960	XXXX	XXXX		22575813			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Issue: Refinance seasoning requirements not met		The borrower was added to title prior to closing	Low Housing ratio of 25% or less. Residual income greater than $2500.		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-10): Lender provided an exception approval			11/10/2018	2	B		IL	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Higher Priced QM	Non QM	No
215752960	XXXX	XXXX		22575814			Compliance	Compliance	Federal Compliance	TRID	Guideline Issue: Refinance seasoning requirements not met		The borrower was added to title prior to closing				Reviewer Comment (2018-11-29): Lender provided a post-close CD moving the fees to the correct section.		11/29/2018		2	B		IL	Primary	Refinance - Rate/Term	Good Faith Redisclosure	C	B	C	B	C	B	C	A	Higher Priced QM	Non QM	Yes
215752960	XXXX	XXXX		22575815			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The title fees were disclosed in section B of the final CD (Services Borrower Did Not Shop For); however the fees were payable to a provider that was not disclosed on the SSPL and should have been disclosed is section C (Services Borrower Did Shop For). Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.								2	B		IL	Primary	Refinance - Rate/Term		C	B	C	B	C	B	C	A	Higher Priced QM	Non QM	No
215752961	XXXX	XXXX		22575819			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The annual property tax is [Redact] and the HOI is [Redact] for a total of [Redact] of escrowed property costs. The sum of [Redact] is approximately 11 months of the annual figure.				Reviewer Comment (2018-11-21): Letter of Explanation & Corrected Closing Disclosure provided.		11/21/2018		2	B		GA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752961	XXXX	XXXX		22575820			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7506)	The cost of cure of the Appraisal fee of [Redact] exceeding the tolerance of [Redact] was not provided to the borrower.				Reviewer Comment (2018-11-21): Letter of Explanation & Corrected Closing Disclosure provided.		11/21/2018		2	B		GA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752961	XXXX	XXXX		22575821			Compliance	Compliance	Federal Compliance	TRID Defect	TIL Right To Rescind - H-8 On Refinance By The Same Creditor: Circuit (1, 4, 6 or 11)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.)	The loan is a cash-out debt consolidation loan with the same lender. RTC should be a H-9				Reviewer Comment (2018-11-21): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided.		11/21/2018		2	B		GA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752962	XXXX	XXXX		22575831			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	Lender representative was not signed Acknowledgment of the Fair Market Value disclosure				Reviewer Comment (2018-11-19): Lender provided copy of lender signed disclosure.	11/19/2018			1	A		TX	Primary	Refinance - Cash-out - Other
To Remediate: Either (1) Deliver to the borrower the required disclosure documents (AFMV signed by the lender) and obtain an executed copy. OR If borrower does not return, THEN (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise
																												D	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752962	XXXX	XXXX		22575832			Compliance	Compliance	Federal Compliance	TRID	Texas Cash-out Fair Market Acknowledgment Signed	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed.	Lender's Representative was not signed Acknowledgment of the Fair Market Value				Reviewer Comment (2018-11-27): Change of circumstance provided rate lock	11/27/2018			1	A		TX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752962	XXXX	XXXX		22575833			Compliance	Compliance	Federal Compliance	TRID Defect	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Lender name differs in the appraisal report. Broker name reflecting as lender name in appraisal report				Reviewer Comment (2018-11-27): Change of circumstance provided rate lock Buyer Comment (2018-11-26): COCs UPLOADED	11/27/2018			1	A		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752962	XXXX	XXXX		22575834			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Total closing costs exceeds legal limit. Sufficient cure amount was not provided to borrower				Reviewer Comment (2018-11-27): Change of circumstance provided rate lock Buyer Comment (2018-11-26): SETTLEMENT AGENT FINAL CD WITH CURE APPLIED AT FUNDING	11/27/2018			1	A		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752962	XXXX	XXXX		22575835			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-27): Letter of Explanation & Corrected Closing Disclosure provided. A PC-CD was issued to the borrower on [Redact] which was prior to AMC review Buyer Comment (2018-11-26): COCs UPLOADED		11/27/2018		2	B		TX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752962	XXXX	XXXX		22575836			Compliance	Compliance	Federal Compliance	Federal HPML	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75117)	Credit Report Re-Issue Fee exceeds legal limit. [Redact] - [Redact] = [Redact] out of tolerance. No cure amount was provided to borrower								2	B		TX	Primary	Refinance - Cash-out - Other		D	B	A	A	C	B	A	A	Non QM	Non QM	No
215752962	XXXX	XXXX		22575837			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (75117)	Final CD reflects [Redact] cure to borrower which is sufficient to cover Credit Report Re-Issue				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TX	Primary	Refinance - Cash-out - Other		D	B	A	A	C	B	A	A	Non QM	Non QM	No
215752962	XXXX	XXXX		22575838			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Properly Executed by all persons vested on title)	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	Loan Discount points exceeds legal limit. [Redact] - [Redact] = [Redact] out of tolerance. No cure amount was provided to borrower				Reviewer Comment (2018-11-19): Disclosure in file was executed by the title holder.	11/19/2018			1	A		TX	Primary	Refinance - Cash-out - Other
To Remediate: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy. If borrower does not return, THEN (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
																												D	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752962	XXXX	XXXX		22575839			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Re-Issue Fee. Fee Amount of $18.10 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75117)	Final CD reflects $105.85 cure to borrower which is sufficient to cover Credit Report Re-Issue						11/27/2018		1	A		TX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752963	XXXX	XXXX		22575824			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final Closing Disclosure page 4 disclosed the estimated total amount of escrowed property costs over Year 1 is [Redact] However, the total monthly escrow payment, which includes taxes and insurance is [Redact] per month and 12 months of payments is a total of [Redact] (difference of [Redact] and 13 months of payments is [Redact] (difference of [Redact] which does not match the amount provided on page 4. Thus, the borrower was provided with the incorrect information. Further, a Post-Close Closing disclosure was issued on [Redact] however this information was not correct.				Reviewer Comment (2018-12-03): AMC received Letter of Explanation & Corrected Closing Disclosure.		12/03/2018		2	B		FL	Second Home	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752963	XXXX	XXXX		22575827			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $2,439.60 exceeds tolerance of $2,280.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	This exception is not valid because the fee is erroneous, seller paid fee. Please override.						11/08/2018		1	A		FL	Second Home	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752963	XXXX	XXXX		22575828			Credit	Guideline	Guideline Issue	Guideline	Payment Shock exceeds credit guidelines.	Payment Shock: ___	The borrower does not have a primary housing payment because property was sold and borrower's current residence is with relatives and occupying property rent free. Thus, payment shock is [Redact] and maximum is [Redact] per guideline requirements. The lender provided compensating factors for this exception per approval in loan file.	PITIA reserves above minimum by 6 months or greater. Ability to accumulate savings (401k or documented savings history). Borrower has employment stability for 5 years in the [Redact]. 5 plus years on job. Prior Home ownership Experience (Not resulting in Foreclosure or Short Sale). Borrower on this (Documentation Type) documentation loan has a residual income of $2,500		Originator Pre-Close Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-10): Lender provided an exception approval for the payment shock			11/10/2018	2	B		FL	Second Home	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215752964	XXXX	XXXX		22575842			Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		A signed letter from the borrower disclosing the purpose of the cash-out not found in file				Reviewer Comment (2019-01-02): Lender provided borrowers letter of explanation of cash out. This issue is cleared. Buyer Comment (2018-12-28): uploaded	01/02/2019			1	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A	C		A	A	N/A	N/A	No
215752964	XXXX	XXXX		22575843			Compliance	Compliance	Miscellaneous Compliance	Compliance	Loan Program Info Disclosure is missing		The file was missing the signed Income Business Purpose & Occupancy Affidavit at application and the signed and notarized copy at closing, as required by the guidelines.				Reviewer Comment (2018-11-20): Lender provided signed copy of the disclosure.	11/20/2018			1	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A	C		A	A	N/A	N/A	No
215752964	XXXX	XXXX		22575844			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Questionable Occupancy: Valuation occupancy differs from occupancy on loan approval.	Valuation Type: Appraisal / Valuation Report Date: [Redact]	Appraisal reflects property is owner-occupied. Per the guidelines, investment properties only are acceptable.				Reviewer Comment (2019-01-02): Lender provided a correct 1025 appraisal showing subject as tenant occupied. This issue is cleared. Buyer Comment (2018-12-31): uploaded	01/02/2019			1	A		FL	Investment	Refinance - Cash-out - Other		C	A	C	A	C		A	A	N/A	N/A	No
215752964	XXXX	XXXX		22575845			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure of $63.00 was reflected, which is insufficient to cure all 0% tolerance violations of $122.65.				Reviewer Comment (2018-12-28): AMC received PCCD indicating additional [Redact] cure, Refund Check, LOE, and Proof of Delivery. Exception Cured. Reviewer Comment (2018-11-20): AMC received change of circumstance dated [Redact] stating that revisions were requested by the borrower / change in settlement charges. The document provided does not specify why the appraisal fee increased. Please provide change of circumstance form that details the increase in the appraisal fee to determine if fee increase is acceptable. Buyer Comment (2018-11-19): COC		12/28/2018		2	B		FL	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C		A	A	N/A	N/A	Yes
215752964	XXXX	XXXX		22575846			Compliance	Compliance	Federal Compliance	TRID Defect	Missing Document: Credit Letter of Explanation (LOE) not provided		A signed letter from the borrower disclosing the purpose of the cash-out not found in file				Reviewer Comment (2018-12-28): AMC received PCCD indicating additional [Redact] cure, Refund Check, LOE, and Proof of Delivery. Exception Cured. Reviewer Comment (2018-11-20): AMC received change of circumstance dated [Redact] stating that revisions were requested by the borrower / change in settlement charges. The document provided does not specify why the appraisal fee increased. Please provide change of circumstance form that details the increase in the appraisal fee to determine if fee increase is acceptable. Buyer Comment (2018-11-19): COC		12/28/2018		2	B		FL	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C		A	A	N/A	N/A	Yes
215752964	XXXX	XXXX		22575847			Compliance	Compliance	Federal Compliance	TRID Defect	Loan Program Info Disclosure is missing		The file was missing the signed Income Business Purpose & Occupancy Affidavit at application and the signed and notarized copy at closing, as required by the guidelines.				Reviewer Comment (2018-11-09): Cure provided at closing		11/09/2018		2	B		FL	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C		A	A	N/A	N/A	Yes
215752965	XXXX	XXXX		22575849			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.				Reviewer Comment (2018-12-10): CDA received, acceptable. Buyer Comment (2018-12-07): Uploaded CDA	12/10/2018			1	A		TN	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	B	B	C	A	Non QM	Non QM	No
215752965	XXXX	XXXX		22575851			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (8304)	The file contained a change of circumstance disclosure for the re-disclosed CD issued [Redact] increasing the fee; however the change of circumstance was not valid and a tolerance cure is required. Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.								2	B		TN	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	B	B	C	A	Non QM	Non QM	Yes
215752965	XXXX	XXXX		22575852			Compliance	Compliance	Federal Compliance	TRID	Missing secondary valuation product required for securitization.		The file was missing a copy of the secondary valuation, required on all securitized loans.						11/15/2018		1	A		TN	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	A	A	B	B	C	A	Non QM	Non QM	Yes
215752966	XXXX	XXXX		22575873			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	RESPA: Initial escrow account statement was not provided to the borrower.	The file was missing a copy of the Initial Escrow Account Disclosure.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
215752966	XXXX	XXXX		22575874			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-12-03): Lender provided a copy of the Initial Escrow Account Disclosure.	12/03/2018			1	A		FL	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
215752967	XXXX	XXXX		22575855			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact]. ([Redact])	The file is missing the 2017 personal tax returns. Evidence of extension provided in file for 2017. The file contained a copy of the 2016 and 2015 1040's.				Reviewer Comment (2018-12-05): Updated guidance was provided; the documentation was acceptable for self-employed borrower's with a minor loss included in the income qualification.	12/05/2018			1	A		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
215752967	XXXX	XXXX		22575856			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal LO Compensation (Disclosure)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2018-12-05): Updated guidance was provided; the documentation was acceptable for self-employed borrower's with a minor loss included in the income qualification.	12/05/2018			1	A		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
215752967	XXXX	XXXX		22575857			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.	Safe Harbor loan designation failure due to ATR failure.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
215752967	XXXX	XXXX		22575858			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Self Employed - Minor Negative Income Documentation	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower with a minor loss included in the income qualification did not provide the year to date P&L and/or Balance Sheet.	The file was missing a copy of the YTD P&L and Balance Sheet for the [Redact].				Reviewer Comment (2018-12-05): Updated guidance was provided; the documentation was acceptable for self-employed borrower's with a minor loss included in the income qualification. Buyer Comment (2018-12-05): Please note this is a non QM transaction. As such, whether or not the loan is safe harbor does not apply as the loan is not a QM loan. Please remove condition.	12/05/2018			1	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
215752967	XXXX	XXXX		22575860			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency	Qualified Mortgage (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact]. ([Redact])	The file is missing the 2017 personal tax returns. Evidence of extension provided in file for 2017. The file contained a copy of the 2016 and 2015 1040's.				Reviewer Comment (2018-12-05): The condition cannot be cleared, it is informational for securitization purposes to identify that the most recent years tax returns were not provided. The extension was identified as being received. Condition remains Buyer Comment (2018-12-05): Please remove condition. proof of extension for 2017 was noted on the AMC information. As such, 2016/2015 was used to qualify the borrower.				2	B		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
215752967	XXXX	XXXX		22575861			Compliance	Compliance	Federal Compliance	ATR/QM	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient ([Redact]). ([Redact]/[Redact])	Sch C loss was included in qualifying income. 2017 & YTD P&L, Balance Sheet and verification of business were not provided.				Reviewer Comment (2018-12-05): The condition cannot be cleared, it is informational for securitization purposes to identify that the most recent years tax returns were not provided. The extension was identified as being received. Condition remains Buyer Comment (2018-12-05): evidence of extension for 2017 was provided. Please remove condition.				2	B		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
215752967	XXXX	XXXX		22575862			Compliance	Compliance	Federal Compliance	ATR/QM	Sole Proprietorship Income Documentation Test	Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient ([Redact]). ([Redact][Redact])	Sch C loss was included in qualifying income. 2017 & YTD P&L, Balance Sheet and verification of business were not provided.				Reviewer Comment (2018-12-05): Updated guidance was provided; the documentation was acceptable for self-employed borrower's with a minor loss included in the income qualification. Buyer Comment (2018-12-05): proof of extension was provided for 2017. please remove condition.	12/05/2018			1	A		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
215752967	XXXX	XXXX		22575863			Compliance	Compliance	Federal Compliance	ATR/QM	RESPA Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	The file was missing a copy of the affiliated business disclosure. Note: the Disclosure Tracking Details document in the file verified the disclosure was provided to the borrower on [Redact].				Reviewer Comment (2018-12-05): Updated guidance was provided; the documentation was acceptable for self-employed borrower's with a minor loss included in the income qualification. Buyer Comment (2018-12-05): proof of extension was provided. please remove condition.	12/05/2018			1	A		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
215752967	XXXX	XXXX		22575864			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact])	The LE's in the file disclosed an Attorney fee in section C; however the fee was disclosed as Title-Attorney Fee on the final CD. The fee terminology was inconsistent between the LE and CD.				Reviewer Comment (2018-12-07): Document provided to customer, [Redact] Buyer Comment (2018-12-06): AFFILIATED BUSINESS DISCLOSURE	12/07/2018			1	A		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
215752967	XXXX	XXXX		22575865			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.								2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	Yes
215752967	XXXX	XXXX		22575866			Compliance	Compliance	Federal Compliance	ATR/QM	Self Employed - Minor Negative Income Documentation	Qualified Mortgage (Dodd-Frank 2014): Self Employed borrower with a minor loss included in the income qualification did not provide the year to date P&L and/or Balance Sheet.	The file was missing a copy of the YTD P&L and Balance Sheet for the [Redact].				Reviewer Comment (2018-12-07): Based on updated Guidance from the Lender, YTD P&L and Balance Sheet are not required for a minor loss. Reviewer Comment (2018-12-07): P&L provided however, still need the balance sheet for the sole proprietorship. Buyer Comment (2018-12-06): profit and loss statement was in the original file. Please remove. Document uploaded.	12/07/2018			1	A		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Safe Harbor QM	Safe Harbor QM	No
215752968	XXXX	XXXX		22575869			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redact] on page 4; however the monthly escrow payment is [Redact] totaling [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-10): AMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2018-12-07): PCCD AND LOE		12/10/2018		2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752968	XXXX	XXXX		22575870			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids. (Final/[Redact])	The number of months of prepaid homeowner's insurance disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-18): Lender provided a post-close CD correcting the number of months of prepaid homeowner's insurance.		11/18/2018		2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752968	XXXX	XXXX		22575871			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/[Redact])	The file contained documentation verifying the borrower received a copy of the appraisal on [Redact] which is prior to the revised appraisal date of [Redact] Provide documentation verifying the borrower received a copy of the updated appraisal and a copy of the appraisal provided to the borrower on [Redact].								2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215752969	XXXX	XXXX		22575878			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7507)	Cure provided on final CD								2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752969	XXXX	XXXX		22575879			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Cure provided on final CD						11/16/2018		1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752970	XXXX	XXXX		22575881			Compliance	Compliance	Federal Compliance	TRID	General Ability To Repay Provision Income and Assets - Other Income Doc Source Null	Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source using reasonably reliable third-party records. ([Redact])	The file was missing a copy of the SSI award letter or proof of the borrower's current receipt, as required by the guidelines.				Reviewer Comment (2018-12-14): Letter of Explanation & Corrected Closing Disclosure provided		12/14/2018		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215752970	XXXX	XXXX		22575883			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Income documentation third party verification not sufficient, does not address duration of business. Social Security documentation not provided to verify income amount. Rental Income documentation not sufficient as tax returns were not provided.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	B	C	B	A	A	Non QM	Non QM	No
215752970	XXXX	XXXX		22575884			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Employment - Bank Statements	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. ([Redact])	The file was missing verification the borrowers were self-employed for at least 2 years, as required by the guidelines.				Reviewer Comment (2019-02-08): Lender provided third party verification of s/e, award letter, tax returns, and waived additional REO documentation as both REOs are escrowed. Buyer Comment (2019-02-07): Manta uploaded. Reviewer Comment (2019-02-07): Manta verification of borrower's business pending receipt. Exception remains. Buyer Comment (2019-02-07): uploaded signed returns, revised rental calculations, exception approval.	02/08/2019			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215752970	XXXX	XXXX		22575885			Compliance	Compliance	Federal Compliance	ATR/QM Defect	California HPML Threshold Compliant	California Higher-Priced Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Loan.					Reviewer Comment (2019-02-08): Lender provided third party verification of s/e, award letter, tax returns, and waived additional REO documentation as both REOs are escrowed. Buyer Comment (2019-02-07): Manta uploaded. Reviewer Comment (2019-02-07): Lender provided exception approval to waive third party verification of s/e dates based on processor verification of business via Manta. However, copy of the Manta verification was not provided. Exception remains pending receipt. Buyer Comment (2019-02-07): uploaded signed returns, revised rental calculations, exception approval.	02/08/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	B	C	B	A	A	Non QM	Non QM	No
215752970	XXXX	XXXX		22575886			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-02-07): Lender provided copy of award letter. Buyer Comment (2019-02-07): uploaded SS award letter. Note the borrower recently started receiving SS income. The last month of statements in file evidence the SS deposit.	02/07/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	B	C	B	A	A	Non QM	Non QM	No
215752970	XXXX	XXXX		22575887			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal LO Compensation (Disclosure)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.
Reviewer Comment (2019-02-07): Lender provided two years signed tax returns.

Buyer Comment (2019-02-07): uploaded signed returns, revised rental calculations, exception approval.

Reviewer Comment (2018-12-12): Lender provided income documentation. The following documentation is required: 1.) 2016 1040's borrower signed page 2. 2.) Proud investment property; Lease agreement, HOA statement and Hazard insurance policy (HOA identified on 1040's with no statement and impound on mortgage statement is not enough to cover taxes and could be MI). [Redact] investment property; HOA statement. This issue remains open.

Buyer Comment (2018-12-11): please see 2016 tax returns.

Reviewer Comment (2018-12-11): Still missing tax returns/lease agreement used for rental income. Exception remains.

Buyer Comment (2018-12-05): The borrower filed an extension.  Please note this was provided with the original file.  Attached proof of extension.  As such, 2016/2015 returns were used for rental calculations.  Per guidelines, this will suffice.  Lease agreement not required to validate rental income as 2 years of tax returns, re schedule E was used to qualify the borrower.
																		02/07/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	B	C	B	A	A	Non QM	Non QM	No
215752970	XXXX	XXXX		22575888			Compliance	Compliance	Federal Compliance	ATR/QM	RESPA Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	The file was missing a copy of the Affiliated Business Arrangement Disclosure. The Disclosure Tracking Details disclosure in the file verified the borrowers electronically received a copy of the disclosure; however the disclosure was not in the file.				Reviewer Comment (2019-02-08): Lender provided third party verification of s/e, award letter, tax returns, and waived additional REO documentation as both REOs are escrowed.	02/08/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	B	C	B	A	A	Non QM	Non QM	No
215752970	XXXX	XXXX		22575890			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redact] disclosed a Closing Date that did not match the actual date of consummation. (Final/[Redact])	Closing disclosure date [Redact], actual date of consummation [Redact]. Post closing cd provided reflecting corrected dates.				Reviewer Comment (2018-12-14): Letter of Explanation & Corrected Closing Disclosure provided		12/14/2018		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215752970	XXXX	XXXX		22575891			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as [Redact] on page 4; however the taxes and HOI are [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-16): PCCD and LOE on file.		11/16/2018		1	A		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215752970	XXXX	XXXX		22575892			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids. (Final/[Redact])	The number of months of prepaid homeowner's insurance disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-14): Letter of Explanation & Corrected Closing Disclosure provided		12/14/2018		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215752970	XXXX	XXXX		22575893			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7552)	Tolerance cure provided for the amount of [Redact] as this fee was incorrectly added						11/16/2018		1	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215752970	XXXX	XXXX		22575894			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	The file was missing a copy of the Affiliated Business Arrangement Disclosure. The Disclosure Tracking Details disclosure in the file verified the borrowers electronically received a copy of the disclosure; however the disclosure was not in the file.				Reviewer Comment (2018-12-11): Lender provided copy of disclosure and tracking form used for signature. Buyer Comment (2018-12-06): AFFILIATED BUSINESS ARRANGEMENT DISCLOSURE AND [Redact] DISCLOSURE RECEIPT	12/11/2018			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	B	C	B	A	A	Non QM	Non QM	No
215752970	XXXX	XXXX		22575895			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file was missing documentation verifying the HOA dues for the investment properties. The prior years tax returns were used to calculate the payment.	Borrower has a disposable income of [Redact] Borrower has job stability for 30 years as an Owner.		Originator Originator	Reviewer Comment (2019-04-16): Lender provided an exception approval			04/16/2019	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	A	B	C	B	A	A	Non QM	Non QM	No
215752971	XXXX	XXXX		22575903			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-11-20): Refund check and proof of delivery not required. Cure provided at closing.		11/20/2018		2	B		NY	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C		A	A	N/A	N/A	Yes
215752971	XXXX	XXXX		22575904			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7506)	Fee disclosed as [Redact] on LE dated [Redact], but disclosed as [Redact] on Final Closing Disclosure, and was cured by the lender.				Reviewer Comment (2018-11-20): Refund check not required, nor proof of delivery. Cure was provided at closing.		11/20/2018		2	B		NY	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	C	B	C		A	A	N/A	N/A	Yes
215752971	XXXX	XXXX		22575906			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Other not provided		The file is missing a copy of the guideline required Business Purpose & Occupancy Affidavit signed at application and another copy signed AND notarized at closing. Note: the file contained an unsigned copy of the disclosure provided at application.				Reviewer Comment (2018-12-10): Lender provided a copy of the initial signed and the one at closing signed and notarized.	12/10/2018			1	A		NY	Investment	Purchase		D	B	C	B	C		A	A	N/A	N/A	No
215752971	XXXX	XXXX		22575907			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-11-21): Lender provided a post-close CD correcting the number of months of prepaid property taxes.		11/21/2018		2	B		NY	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	C	B	C		A	A	N/A	N/A	Yes
215752971	XXXX	XXXX		22575908			Compliance	Compliance	Federal Compliance	TRID	Missing Document: Other not provided		The file is missing a copy of the guideline required Business Purpose & Occupancy Affidavit signed at application and another copy signed AND notarized at closing. Note: the file contained an unsigned copy of the disclosure provided at application.								2	B		NY	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	D	B	C	B	C		A	A	N/A	N/A	Yes
215752971	XXXX	XXXX		22575909			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the guidelines, the minimum Debt-Coverage Ratio (DCR) must be = 1.00. Per the comparable rent schedule, the market rent was $[Redact]resulting in a DCR of [Redact] ($[Redact] market rent/$[Redact] proposed PITI). Note: the file contained a copy of the lease agreement verifying the current rent of $[Redact] per month; however the guides require proof of a 3 month payment history in order to use the higher lease amount to calculate the DCR.	Conservative use of credit or minimal use of revolving credit. 21 year self employed investor (not verified). PITIA reserves above minimum by 6 months or greater; 42.09 months when only 6 months are required. Borrower made a down payment of [Redact] from their own funds on this purchase transaction.		Originator Pre-Close Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-31): Lender provided an exception approval for the DCR with compensating factors. This issue is waived. Buyer Comment (2019-01-31): apologies. post consummation exception approval uploaded. Reviewer Comment (2019-01-31): The post-close exception approval was not received; no uploads [Redact] or [Redact] and nothing pending to be uploaded to Acuity. Please resubmit request with the documentation cited in prior comments. Buyer Comment (2019-01-30): post consummation exception approval uploaded.			01/31/2019	2	B		NY	Investment	Purchase		D	B	C	B	C		A	A	N/A	N/A	No
215752972	XXXX	XXXX		22575911			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure of [Redact] was reflected, which is insufficient to cure multiple 0% tolerance violations totaling [Redact]				Reviewer Comment (2018-12-10): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-12-07): PCCD AND LOE ATTACHED. CURE CHECK AND TRACKING TO FOLLOW..		12/10/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752972	XXXX	XXXX		22575914			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-11-24): Wrong dates captured. Reviewer Comment (2018-11-24): Cure provided at closing.		11/24/2018		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752972	XXXX	XXXX		22575915			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Fee was not disclosed on Loan Estimate. No valid COC provided, no evidence of cure in file.				Reviewer Comment (2018-12-18): AMC received copy of cure check for [Redact] and proof of delivery. Buyer Comment (2018-12-17): CURE CHECK AND TRACKING Reviewer Comment (2018-12-10): AMC received Post Close CD and Letter of Explanation. Cure pf [Redact] provided to borrower at closing. Post Close CD increase cure to [Redact] [Redact] for CDA and [Redact] Tax Service) Pending cure check for [Redact] and proof of delivery Buyer Comment (2018-12-07): PCCD AND LOE ATTACHED. CURE CHECK AND TRACKING TO FOLLOW.		12/18/2018		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752972	XXXX	XXXX		22575916			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7507)	Fee was not disclosed on Loan Estimate.No valid COC was provided, cure provided at closing.				Reviewer Comment (2018-12-18): AMC received copy of cure check for [Redact] and proof of delivery. Buyer Comment (2018-12-17): CURE CHECK AND TRACKING Reviewer Comment (2018-12-10): AMC received Post Close CD and Letter of Explanation. Cure pf [Redact] provided to borrower at closing. Post Close CD increase cure to [Redact] [Redact] for CDA and [Redact] Tax Service) Pending cure check for [Redact] and proof of delivery Buyer Comment (2018-12-07): PCCD AND LOE ATTACHED. CURE CHECK AND TRACKING TO FOLLOW.		12/18/2018		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752972	XXXX	XXXX		22575918			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Additional Property Taxes Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Additional Property Taxes under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-10): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-12-07): PCCD AND LOE ATTACHED.		12/10/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752973	XXXX	XXXX		22575922			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure of [Redact] was reflected, which is insufficient to cure $349.65 for discount points, credit report, transfer tax and title-doc prep fee				Reviewer Comment (2018-12-10): Lender issued CD's after original one. Had to correct dates to get system to recognize the right one. Buyer Comment (2018-12-05): DISCLOSURE TRACKING FOR CD DATED [Redact] SENT AND RECEIVED.	12/10/2018			1	A		TN	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752973	XXXX	XXXX		22575923			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure of [Redact] was reflected, which is insufficient to cure $349.65 for discount points, credit report, transfer tax and title-doc prep fee				Reviewer Comment (2018-12-10): Lender issued CD's after original one. Had to correct dates to get system to recognize the right one. Buyer Comment (2018-12-05): DISCLOSURE TRACKING FOR CD DATED [Redact] SENT AND RECEIVED.	12/10/2018			1	A		TN	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752973	XXXX	XXXX		22575924			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7520)	Credit report Fee disclosed as [Redact] on LE dated [Redact], but disclosed as $48.75 on Final Closing Disclosure.
Reviewer Comment (2018-12-10): Lender issued CD's after original one. Had to correct dates to get system to recognize the right one.

Reviewer Comment (2018-12-06): Total Cure amount required is [Redact] for increase in credit report, document preparation, and transfer tax.  AMC confirms [Redact] already been provided to the borrower.  Please provided Corrected CD with the correct cure amount, Cure check for [Redact] Letter of Explanation and Proof of Delivery. **please note AMC does not have a Post Close CD with a cure for [Redact]

Buyer Comment (2018-12-05): PCCD AND LOE SHOWING FULL CURE OF [Redact] [Redact] ALREADY CURED, [Redact] TOLERANCE CURE CHECK AND TRACKING TO FOLLOW.
																		12/10/2018			1	A		TN	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752973	XXXX	XXXX		22575925			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	The Loan Discount Points Fee was disclosed as [Redact] on the re-disclosed LE dated [Redact], but disclosed as [Redact] on Final Closing Disclosure. Note: the fee was increased on the re-disclosed LE issued [Redact]; however the change of circumstance disclosure in file was not valid and did not explain the increase in fee.				Reviewer Comment (2018-12-06): Change of circumstance re-lock for underwriting pricing exception Buyer Comment (2018-12-05): COC [Redact]	12/06/2018			1	A		TN	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752973	XXXX	XXXX		22575926			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7563)	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2018-11-26): Cure provided on the final CD		11/26/2018		2	B		TN	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752973	XXXX	XXXX		22575927			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (8304)	.Fee disclosed as [Redact] on LE dated [Redact], but disclosed as [Redact] on Final Closing Disclosure.				Reviewer Comment (2018-11-26): Cure provided on the final CD		11/26/2018		2	B		TN	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752973	XXXX	XXXX		22575929			Compliance	Compliance	Federal Compliance	TRID Defect	TIL Rescission Timing	Truth in Lending Act: Subject loan transaction disbursed on [Redact], prior to three (3) business days from transaction date of [Redact].	Evidence of earlier borrower receipt was not found in file. The final CD in file issued [Redact] was not executed and the file was missing proof of the borrowers receipt.
Reviewer Comment (2018-12-21): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided

Buyer Comment (2018-12-20): PCCD AND LOE

Reviewer Comment (2018-12-20): AMC received copy of check and proof of delivery.  Still need updated CD and LOE to cure.

Buyer Comment (2018-12-18): CURE CHECK AND TRACKING

Reviewer Comment (2018-12-06): Total Cure amount required is [Redact] for increase in credit report, document preparation, and transfer tax.  AMC confirms [Redact] already been provided to the borrower.  Please provided Corrected CD with the correct cure amount, Cure check for [Redact] Letter of Explanation and Proof of Delivery.

Buyer Comment (2018-12-05): PCCD AND LOE AND SETTLEMENT STATEMENT SHOWING [Redact] [Redact] FOR DOC PREP FEE)
																			12/21/2018		2	B		TN	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752973	XXXX	XXXX		22575930			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure of $49.06 was reflected, which is insufficient to cure $349.65 for discount points, credit report, transfer tax and title-doc prep fee				Reviewer Comment (2018-12-21): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-12-20): PCCD AND LOE Reviewer Comment (2018-12-20): AMC received copy of check and proof of delivery. Still need updated CD and LOE to cure. Buyer Comment (2018-12-18): CURE CHECK AND TRACKING		12/21/2018		2	B		TN	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752974	XXXX	XXXX		22575931			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TN	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
215752975	XXXX	XXXX		22575934			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752975	XXXX	XXXX		22575935			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Borough Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Borough Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.								2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752975	XXXX	XXXX		22575937			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-11-26): Cure provided on the final CD		11/26/2018		2	B		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752975	XXXX	XXXX		22575941			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $575.00 exceeds tolerance of $550.00. Insufficient or no cure was provided to the borrower. (7506)	Cure provided on the final CD				Reviewer Comment (2018-11-26): Cure provided on the final CD		11/26/2018		2	B		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752975	XXXX	XXXX		22575942			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Payment Shock exceeds credit guidelines.		Payment shock of [Redact] exceeds guideline max of [Redact]	Borrower has employment stability for 9+ years Residual income of [Redact] greater than guideline requirement of $1,500.00.		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-26): Lender exception approval for payment shock exceeding guides			11/26/2018	2	B		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752976	XXXX	XXXX		22575946			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $3,618.23 on Final Closing Disclosure provided on 10/25/2018 not accurate. (Final/10/25/2018)	CDA fee disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided. Cure provided at closing.				Reviewer Comment (2018-12-06): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-12-05): PCCD AND LOE		12/06/2018		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752976	XXXX	XXXX		22575947			Compliance	Compliance	Federal Compliance	TRID	Check Loan Designation Match - ATR Risk	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $155.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	The DTI of [Redact] exceeds the guideline max of [Redact] Note: the lender provided an exception approval for a DTI up to [Redact] however the DTI exceeded the guideline maximum by > [Redact] and the compensating factors provided were not sufficient to downgrade the exception.						11/18/2018		1	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752976	XXXX	XXXX		22575948			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	The DTI of [Redact] exceeds the guideline max of [Redact] Note: the lender provided an exception approval for a DTI up to [Redact] however the DTI exceeded the guideline maximum by > [Redact] and the compensating factors provided were not sufficient to downgrade the exception.
Reviewer Comment (2019-02-14): Lender provided exception to allow DTI up to [Redact]

Buyer Comment (2019-02-14): please see comment.

Buyer Comment (2019-02-14): Note: File restructure:  Exception approval uploaded.  Proceeds allowed to use for asset depletion less required 6 months of reserves.  The amount allowed for depletion reflects [Redact]/120 months results in [Redact] for allowable income to be used in qualifying.  Revised ratio at [Redact] hence below the [Redact] variance threshold.

Reviewer Comment (2019-02-06): Lender wants to use average of current ytd and prior year's w-2 for income calculation. Do not have breakout of what the w-2 income includes as borrower gets other types of pay. Current ytd includes [Redact] flex credit which should not be included. Borrower receives [Redact] per check. This review is using base hourly wages as loan was originally approved. Exception remains.

Buyer Comment (2019-02-06): Please note:  Per review of the file, the CMS UW used a conservative approach to income calculations.  Paycheck in file with ending date [Redact] had YTD income of [Redact]  2018 W2 income of [Redact]  2017 W2 income of [Redact]  Total was [Redact]  Used conservative approach by getting average of past 32 months which resulted in a monthly income of [Redact]  The revised DTI is [Redact]  As such, the exception provided at CTC was under the [Redact]  Please waive.

Reviewer Comment (2018-12-10): The loan was elevated to the AMC compliance department, the compensating factors provided by the lender to justify the guideline exception were not sufficient and the loan does not meet the general Ability to Repay requirements.

Buyer Comment (2018-12-05): exception was granted PTC.  please waive.
																		02/14/2019			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752976	XXXX	XXXX		22575949			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 49.10883% significantly exceeds the guideline maximum of 43.00%. (DTI Exception cannot be compensated to a lower grade.)	The DTI of 49.11% exceeds the guideline max of 43%. Note: the lender provided an exception approval for a DTI up to 50%; however the DTI exceeded the guideline maximum by > 5% and the compensating factors provided were not sufficient to downgrade the exception.
Reviewer Comment (2019-02-14): Lender provided exception to include cash out proceeds as asset depletion.

Buyer Comment (2019-02-14): Note: File restructure:  Exception approval uploaded.  Proceeds allowed to use for asset depletion less required 6 months of reserves.  The amount allowed for depletion reflects [Redact]/120 months results in [Redact] for allowable income to be used in qualifying.  Revised ratio at [Redact] hence below the [Redact] variance threshold.

Reviewer Comment (2019-02-06): Lender wants to use average of current ytd and prior year's w-2 for income calculation. Do not have breakout of what the w-2 income includes as borrower gets other types of pay. Current ytd includes [Redact] flex credit which should not be included. Borrower receives [Redact] per check. This review is using base hourly wages as loan was originally approved. Exception remains.

Buyer Comment (2019-02-06): Please note:  Per review of the file, the CMS UW used a conservative approach to income calculations.  Paycheck in file with ending date [Redact] had YTD income of [Redact]  2018 W2 income of [Redact]  2017 W2 income of [Redact]  Total was [Redact]  Used conservative approach by getting average of past 32 months which resulted in a monthly income of [Redact]  The revised DTI is [Redact]  As such, the exception provided at CTC was under the [Redact]  Please waive.

Reviewer Comment (2018-12-10): The loan was elevated to the AMC compliance department, the compensating factors provided by the lender to justify the guideline exception were not sufficient and the loan does not meet the general Ability to Repay requirements.

Buyer Comment (2018-12-05): exception was granted PTC.  please waive.
																		02/14/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752976	XXXX	XXXX		22575950			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	General Ability To Repay Provision Investor Guidelines Violation		The DTI of [Redact] exceeds the guideline max of [Redact] Note: the lender provided an exception approval for a DTI up to [Redact] however the DTI exceeded the guideline maximum by > [Redact] and the compensating factors provided were not sufficient to downgrade the exception.	545 representative FICO score > 500 guideline minimum - 45 points above guideline minimum Borrower on this full documentation loan has a disposable income of [Redact]> $1,500 guideline minimum. Borrower has owned the subject property not resulting in foreclosure or short sale. Borrower has job stability for 27.35 years as a [Redact]		Owner Originator Pre-Close Originator Pre-Close Originator Pre-Close
Reviewer Comment (2019-02-14): Lender provided approval exception to allow DTI up to [Redact]

Buyer Comment (2019-02-14): Note: File restructure:  Exception approval uploaded.  Proceeds allowed to use for asset depletion less required 6 months of reserves.  The amount allowed for depletion reflects [Redact]/120 months results in [Redact] for allowable income to be used in qualifying.  Revised ratio at [Redact] hence below the [Redact] variance threshold.

Reviewer Comment (2019-02-06): Lender wants to use average of current ytd and prior year's w-2 for income calculation. Do not have breakout of what the w-2 income includes as borrower gets other types of pay. Current ytd includes [Redact] flex credit which should not be included. Borrower receives [Redact] per check. This review is using base hourly wages as loan was originally approved. Exception remains.

Buyer Comment (2019-02-06): Please note:  Per review of the file, the CMS UW used a conservative approach to income calculations.  Paycheck in file with ending date [Redact] had YTD income of [Redact]  2018 W2 income of [Redact]  2017 W2 income of [Redact]  Total was [Redact]  Used conservative approach by getting average of past 32 months which resulted in a monthly income of [Redact]  The revised DTI is [Redact]  As such, the exception provided at CTC was under the [Redact]  Please waive.

Reviewer Comment (2018-12-10): The loan was elevated to the AMC compliance department, the compensating factors provided by the lender to justify the guideline exception were not sufficient and the loan does not meet the general Ability to Repay requirements.

Buyer Comment (2018-12-03): Please waive.  DTI exception was granted before the loan closed.

Buyer Comment (2018-12-03): Please waive.  Exception was provided for DTI to [Redact]
																				02/14/2019	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752976	XXXX	XXXX		22575951			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	Asset depletion is not allowed on cash out refinances per guidelines.
Reviewer Comment (2019-02-14): Lender provided exception to allow use of cash out proceeds for asset depletion.

Buyer Comment (2019-02-14): Note: File restructure:  Exception approval uploaded.  Proceeds allowed to use for asset depletion less required 6 months of reserves.  The amount allowed for depletion reflects [Redact]/120 months results in [Redact] for allowable income to be used in qualifying.  Revised ratio at [Redact] hence below the [Redact] variance threshold.

Reviewer Comment (2019-02-06): Lender wants to use average of current ytd and prior year's w-2 for income calculation. Do not have breakout of what the w-2 income includes as borrower gets other types of pay. Current ytd includes [Redact] flex credit which should not be included. Borrower receives [Redact] per check. This review is using base hourly wages as loan was originally approved. Exception remains.

Buyer Comment (2019-02-06): Please note:  Per review of the file, the CMS UW used a conservative approach to income calculations.  Paycheck in file with ending date [Redact] had YTD income of [Redact]  2018 W2 income of [Redact]  2017 W2 income of [Redact]  Total was [Redact]  Used conservative approach by getting average of past 32 months which resulted in a monthly income of [Redact]  The revised DTI is [Redact]  As such, the exception provided at CTC was under the [Redact]  Please waive.

Reviewer Comment (2018-12-10): The loan was elevated to the AMC compliance department, the compensating factors provided by the lender to justify the guideline exception were not sufficient and the loan does not meet the general Ability to Repay requirements.

Buyer Comment (2018-12-05): exception was granted PTC.  please waive.
																		02/14/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752976	XXXX	XXXX		22575952			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal HPML 2014 Compliant			545 representative FICO score > 500 guideline minimum - 45 points above guideline minimum Borrower on this full documentation loan has a disposable income of [Redact]> $1,500 guideline minimum. Borrower has owned the subject property not resulting in foreclosure or short sale. Borrower has job stability for 27.35 years as a [Redact]		Owner Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-14): Lender sent approval exception to allow DTI up to [Redact] Buyer Comment (2019-02-14): The exception was provided at CTC to go up to [Redact] Please waive.			02/14/2019	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752976	XXXX	XXXX		22575953			Credit	Credit	Miscellaneous	Guideline	California HPML Threshold Compliant			545 representative FICO score > 500 guideline minimum - 45 points above guideline minimum Borrower on this full documentation loan has a disposable income of [Redact]> $1,500 guideline minimum. Borrower has owned the subject property not resulting in foreclosure or short sale. Borrower has job stability for 27.35 years as a [Redact]		Owner Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-14): Lender sent approval exception to use cash out proceeds for asset depletion.			02/14/2019	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752977	XXXX	XXXX		22575956			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Maryland Higher-Priced Mortgage Loan: Borrower not provided with written disclosure of non-higher priced loans otherwise qualified for.	The file was missing a copy of the Maryland HPML Disclosure.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		MD	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752977	XXXX	XXXX		22575957			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	Maryland Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Non-Compliant Higher Priced Loan.
Reviewer Comment (2018-12-11): [Redact] Lender provided documentation. The list provided is for the Maryland agencies disclosure, that list date is from [Redact] The only document with a date (and it's dated and signed by the borrower [Redact]) is the agencies cover page. There is no evidence of any other disclosures being provided this date. Also provided is lender's disclosure tracking summary that says one was provided [Redact] File requires the [Redact] Disclosure Tracking Details sheet for the [Redact] disclosures, the disclosure dated [Redact] and the current list of agencies. Note:Overall documentation appears to support the borrower was not provided the list of agencies until [Redact] The disclosure tracking details report will have clearer documentation of dates.

Buyer Comment (2018-12-07): ACKNOWLEDGEMENT

Buyer Comment (2018-12-06): HOMEOWNERSHIP COUNSELING LIST, HOMEOWNERSHIP COUNSELING DISCLOSURE AND DISCLOSURE TRACKING SUMMARY
																					2	B		MD	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752977	XXXX	XXXX		22575958			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	Missing evidence of an earlier provided date. Provide the brokers disclosure dated within 3 days of the application date. The disclosure must include the 10 vendors.								2	B		MD	Primary	Purchase	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752977	XXXX	XXXX		22575959			Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 8.30310% or Final Disclosure APR of 8.33000% is in excess of allowable threshold of APOR 4.85% + 1.5%, or 6.35000%. Non-Compliant Higher Priced Loan.									2	B		MD	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752977	XXXX	XXXX		22575960			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for Discount Points of [Redact] was not provided. Note: This is due to lacking VCC documentation for the [Redact] and [Redact] CD fee changes.				Reviewer Comment (2018-12-21): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-12-20): PCCD AND LOE		12/21/2018		2	B		MD	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752977	XXXX	XXXX		22575961			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as [Redact] on page 4; however the taxes and HOI are [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-21): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-12-20): COC [Redact]		12/21/2018		2	B		MD	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752977	XXXX	XXXX		22575964			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-12-21): Change of circumstance provided Buyer Comment (2018-12-20): COC [Redact]	12/21/2018			1	A		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752977	XXXX	XXXX		22575968			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Comment = The final 1003 Declarations indicate; c - foreclosure in the last 7 years = No; this should be Yes. m - Property ownership in last 3 years = No. This should be Yes. Also, (1) and (2) are blank and require response. Provide a borrower and originator signed page 3 of 4 of the final 1003 with the declarations corrected. The originator did not sign this page of the final 1003 which is required.				Reviewer Comment (2019-01-18): Lender provided a copy of the corrected 1003. Buyer Comment (2019-01-17): here you go. my apologies. Reviewer Comment (2019-01-17): Lender provided letter sent to borrower but did not attach the revised 1003. Exception remains. Buyer Comment (2019-01-17): Please see revised 1003/LOE to borrower.	01/18/2019			1	A		MD	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752977	XXXX	XXXX		22575969			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact])	The initial LE, provided by the broker, did not identify the "Title -" designation required and all other disclosures included the designation.				Reviewer Comment (2018-12-21): Letter of Explanation & Corrected Closing Disclosure provided		12/21/2018		2	B		MD	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752977	XXXX	XXXX		22575970			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower		Comment = The final 1003 Declarations indicate; c - foreclosure in the last 7 years = No; this should be Yes. m - Property ownership in last 3 years = No. This should be Yes. Also, (1) and (2) are blank and require response. Provide a borrower and originator signed page 3 of 4 of the final 1003 with the declarations corrected. The originator did not sign this page of the final 1003 which is required.								2	B		MD	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752978	XXXX	XXXX		22575979			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.									2	B		TX	Primary	Refinance - Cash-out - Home Improvement	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215752978	XXXX	XXXX		22575980			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $1,149.00 exceeds tolerance of $1,141.00. Sufficient or excess cure was provided to the borrower at Closing. (7567)	This was cured with a post closing CD dated [Redact]						11/23/2018		1	A		TX	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215752979	XXXX	XXXX		22575972			Compliance	Compliance	Federal Compliance	TRID	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-12-06): Change of circumstance received. Pricing change due to LTV Buyer Comment (2018-12-05): COC [Redact] REFLECTING UPE AND COC [Redact] REFLECTING LTV PRICE EXCEPTION	12/06/2018			1	A		VA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	B	C	A	A	A	Non QM	Non QM	Yes
215752979	XXXX	XXXX		22575973			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for Loan Discount Points fee of [Redact] was not provided.				Reviewer Comment (2018-12-06): Change of circumstance received. Pricing change due to LTV Buyer Comment (2018-12-05): COC [Redact] REFLECTING UPE AND COC [Redact] REFLECTING LTV PRICE EXCEPTION	12/06/2018			1	A		VA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	A	A	A	Non QM	Non QM	Yes
215752979	XXXX	XXXX		22575976			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV of [Redact] exceeds guideline max of [Redact]	Low housing ratio of 25% or less Borrower on this full documentation loan has a disposable income greater than $2500.00		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-04-16): Lender provided an exception approval			04/16/2019	2	B		VA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	B	C	A	A	A	Non QM	Non QM	No
215752983	XXXX	XXXX		22576011			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		The file is missing a copy of the required secondary valuation for securitization.
Reviewer Comment (2019-01-31): Lender provided a CDA with 0% variance. This issue is cleared.

Buyer Comment (2019-01-31): Per FNMA, timeline to update GEO-CODE was not unknown to correct the zip code.  FNMA stated they will stand by the CU as they have other measurements.
Nonetheless, the CDA was uploaded to reflect correct zip code to resolve the concern.

Reviewer Comment (2018-12-12): Lender provided UCDP documentation indicating a 1.3 score which will clear this issue, however, the document provided has an address variance. The Note zip code is [Redact] and the UDCP documentation indicates [Redact] Provide documentation with an accurate zip code. This issue remains open.

Buyer Comment (2018-12-07): Uploaded CU
																		01/31/2019			1	A		TX	Primary	Refinance - Cash-out - Other		D	A	A	A	C	A	C	A	Non QM	Non QM	No
215752983	XXXX	XXXX		22576014			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	The Acknowledgement of the Fair Market Value was not signed by the lender as required.				Reviewer Comment (2018-12-12): Lender provided a copy signed by the lender. This issue is cleared. Buyer Comment (2018-12-10): ACKNOWLEDGEMENT OF FAIR MARKET VALUE SIGNED BY LENDER	12/12/2018			1	A		TX	Primary	Refinance - Cash-out - Other
To Remediate: Either (1) Deliver to the borrower the required disclosure documents (AFMV signed by the lender) and obtain an executed copy. OR If borrower does not return, THEN (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise
																												D	A	A	A	C	A	C	A	Non QM	Non QM	Yes
215752984	XXXX	XXXX		22576033			Property	Property - Appraisal	Appraisal Reconciliation	Property - Appraisal	Missing secondary valuation product required for securitization.		This file is missing a copy of of the secondary valuation required on all securitized loans				Reviewer Comment (2018-12-11): Lender provided a copy of the CDA report. Buyer Comment (2018-12-07): Uploaded CDA	12/11/2018			1	A		AZ	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752984	XXXX	XXXX		22576035			Compliance	Compliance	Federal Compliance	Federal HPML	RESPA Homeownership Counseling List Timing	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing a copy of the Homeownership Counseling List disclosure provided to the borrower within three business days of the Originator's application date.								2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752984	XXXX	XXXX		22576036			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.					Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		AZ	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752984	XXXX	XXXX		22576037			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2019-01-03): Lender provided the disclosure from origination. This issue is cleared.

Buyer Comment (2019-01-03): HOMEOWNERSHIP COUNSELING LIST DATED [Redact]

Reviewer Comment (2018-12-27): Proof of the document being provided cannot be taken from the borrower's e-consent.  Please provide the actual List of Homeownership Counseling Organizations to clear the exception.

Buyer Comment (2018-12-27): We are able to use their esign certificate as proof of delivery of the RESPA Homeownership Counseling Disclosure.  The esign certificate proves delivery for compliance.

Reviewer Comment (2018-12-14): Lender provided the [Redact] disclosure. The file needs the disclosure dated [Redact] that went out with all the initial disclosure package. This issue remains open.

Buyer Comment (2018-12-12): HOMEOWNERSHIP COUNSELING ACKNOWLEDGEMENT

Reviewer Comment (2018-12-11): Lender provided another copy of the disclosure sent [Redact] This was not within 3 days of application. Exception remains.

Buyer Comment (2018-12-05): HOMEOWNERSHIP COUNSELING
																		01/03/2019			1	A		AZ	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752984	XXXX	XXXX		22576038			Compliance	Compliance	Federal Compliance	TRID	TRID Interim Closing Disclosure Timing Irregular Transactions	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-12-14): Letter of Explanation & Corrected Closing Disclosure provided.		12/14/2018		1	A		AZ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752984	XXXX	XXXX		22576039			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redact] disclosed a Closing Date that did not match the actual date of consummation. (Final/[Redact])	The final Closing Disclosure reflects a Closing Date of [Redact] , but the transaction consummation (mortgage notary) date was [Redact]. Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-12-14): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2018-12-12): PCCD AND LOE		12/14/2018		2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752984	XXXX	XXXX		22576040			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as [Redact] on page 4; but this should be [Redact] [Redact] x 12). Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-14): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2018-12-12): PCCD AND LOE		12/14/2018		2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	C	A	Non QM	Non QM	Yes
215752984	XXXX	XXXX		22576041			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing Irregular Transactions	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-12-14): Disclosure tracking details provided Buyer Comment (2018-12-12): DISCLOSURES TRACKING DETAILS CD [Redact]	12/14/2018			1	A		AZ	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752984	XXXX	XXXX		22576042			Credit	Credit	Miscellaneous	Guideline	Missing secondary valuation product required for securitization.		This file is missing a copy of of the secondary valuation required on all securitized loans	Borrower has 5+ years on job Low housing ratio of 25% or less Residual income greater than $2,500		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-25): Lender exception on file.			11/25/2018	2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752984	XXXX	XXXX		22576043			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed		Lender approved exception for NSF exceeds 3 @ 4								2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	C	A	Non QM	Non QM	No
215752986	XXXX	XXXX		22576046			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as [Redact] on page 4; however the for taxes and insurance are [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215752986	XXXX	XXXX		22576047			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	Number of months on final CD missing on Property Tax Installment 2018 Tax in Section F Prepaids				Reviewer Comment (2018-12-11): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2018-12-10): PCCD AND LOE.		12/11/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752986	XXXX	XXXX		22576048			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-12-11): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2018-12-10): PCCD AND LOE.		12/11/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215752987	XXXX	XXXX		22576051			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		HOI policy reflecting address that does not match the note or security instrument. HOI policy reflecting Street and all other documents in file did not have a street designation. Provide a revised copy of the insurance documentation with the correct address.				Reviewer Comment (2018-12-20): Lender sent updated declarations page with corrected address. Buyer Comment (2018-12-19): corrected DEC page uploaded.	12/20/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		D	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	No
215752987	XXXX	XXXX		22576053			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)		HOI policy reflecting address that does not match the note or security instrument. HOI policy reflecting [Redact] and all other documents in file did not have a street designation. Provide a revised copy of the insurance documentation with the correct address.				Reviewer Comment (2018-12-11): Lender sent copy signed by lender. Buyer Comment (2018-12-05): TEXAS FAIR MARKET SIGNED BY LENDER	12/11/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation
To Remediate: Either (1) Deliver to the borrower the required disclosure documents (AFMV signed by the lender) and obtain an executed copy. OR If borrower does not return, THEN (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise
																												D	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215752987	XXXX	XXXX		22576054			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	The loan amount of $[Redact] was less than the guideline minimum of [Redact]	Residual income greater than $2500 [Redact] vs. $1,500.00 required amount). Borrower has job stability for 5+ years as an [Redact]		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-21): Lender provided an exception approval for the loan amount.			11/21/2018	2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation		D	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	No
215752987	XXXX	XXXX		22576055			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		Lender provided updated insurance policy where the mailing address shows [Redact], but the subject property address still reflects[Redact]. Lender to provide corrected policy reflecting the correct address for the subject property. Exception remains.				Reviewer Comment (2018-12-20): Lender provided a declarations page that indicates an address that matches to the Note. This issue is cleared. Buyer Comment (2018-12-20): uploaded	12/20/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		D	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	No
215752989	XXXX	XXXX		22576064			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Guidelines reflecting cash out with credit score below 620 can not go above 70% LTV. Lender exception in file reflecting approval for above 70% LTV with credit score below 620.	Minimal Housing increase with payment shock less than 125% 5+ Years on Job Residual income greater than $2,500		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-26): Lender approval for LTV exceeding guideline max			11/26/2018	2	B		MD	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752989	XXXX	XXXX		22576067			Compliance	Compliance	State Compliance	State HPML	(State HPML Disclosure) Maryland Higher-Priced Mortgage Loan (Disclosure of Non-HPML Loans Borrower Qualifies For Not Provided)	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.	The file was missing a copy of the Affiliated Business Arrangement Disclosure. Note: the Disclosure Tracking Details document in file verified the borrowers received a copy of the disclosure.								2	B		MD	Primary	Refinance - Cash-out - Home Improvement	Lender attestation indicating that (1) the borrower did not qualify for any non-higher-priced loans or (2) the lender does not offer non-higher-priced loans.	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752989	XXXX	XXXX		22576068			Compliance	Compliance	State Compliance	State HPML	Maryland HPML Threshold Test Non-Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of 8.94900% or Final Disclosure APR of 9.01300% is in excess of allowable threshold of APOR 4.83% + 1.5%, or 6.33000%. Non-Compliant Higher Priced Loan.					Reviewer Comment (2018-12-11): This is a non-compliant higher priced loan. Exception remains. Buyer Comment (2018-12-10): Please note this is a non QM transaction. Per the final CD, evidence of escrow being impounded as required for all HPML transactions. Please remove condition.				2	B		MD	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752989	XXXX	XXXX		22576069			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Closing Date	TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on [Redact] disclosed a Closing Date that did not match the actual date of consummation. (Final/[Redact])	The final Closing Disclosure reflects a Closing Date of [Redact], but the transaction consummation (mortgage notary) date was [Redact]. Provide a post-close CD and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-12-28): AMC received a corrected copy of the notarized security instrument. Buyer Comment (2018-12-27): DOT WAS DATED INCORRECTLY BY THE NOTARY. THIS WAS CORRECTED PRIOR TO RECORDING.	12/28/2018			1	A		MD	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752989	XXXX	XXXX		22576070			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact])	The initial LE disclosed a Loan Origination fee paid to the broker; however the fee name was changed to Mortgage Broker Fee on the re-disclosed LE's and all CD's in file.								2	B		MD	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752989	XXXX	XXXX		22576071			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (75104)
Reviewer Comment (2018-12-28): AMC received a corrected copy of the notarized security instrument.

Buyer Comment (2018-12-27): DOT WAS DATED INCORRECTLY BY THE NOTARY. THIS WAS CORRECTED PRIOR TO RECORDING.

Reviewer Comment (2018-12-14): The consummation date was [Redact] and the disbursement date of [Redact] was less than three business days from the transaction date.  The anticipated disbursement date was [Redact]  The rescission period is required to be re-opened.  Provide a new Notice of Right to Cancel, a copy of the letter of explanation sent to the borrower and proof of delivery/receipt.  Condition remains

Buyer Comment (2018-12-12): Transaction date was [Redact]  Loan funded/disbursed on [Redact]  The 3 days:  [Redact] [Redact] and [Redact]
The borrower was given 3 days prior to the loan funding.  Please remove condition.
																		12/28/2018			1	A		MD	Primary	Refinance - Cash-out - Home Improvement	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752989	XXXX	XXXX		22576072			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	Security instrument was notarized [Redact] (transaction date). The Notice of Right to Cancel in file disclosed the transaction date and was executed on [Redact].
Reviewer Comment (2018-12-28): AMC received a corrected copy of the notarized security instrument.

Buyer Comment (2018-12-27): DOT WAS DATED INCORRECTLY BY THE NOTARY. THIS WAS CORRECTED PRIOR TO RECORDING.

Reviewer Comment (2018-12-14): The consummation date was [Redact] and the expiration date was disclosed as [Redact] which is less than three business days from the consummation date.  The anticipated expiration date is [Redact]  The rescission period is required to be re-opened.  Provide a new Notice of Right to Cancel, a copy of the letter of explanation sent to the borrower and proof of delivery/receipt.  Condition remains

Buyer Comment (2018-12-12): Please remove condition as the loan funded on [Redact] providing the borrower 3 days from the [Redact] date.
																		12/28/2018			1	A		MD	Primary	Refinance - Cash-out - Home Improvement	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752989	XXXX	XXXX		22576074			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing	Truth in Lending Act: Subject loan transaction disbursed on [Redact], prior to three (3) business days from transaction date of [Redact].	Security instrument was notarized [Redact] (transaction date). The Notice of Right to Cancel in file disclosed the transaction date and was executed on [Redact].				Reviewer Comment (2018-12-11): Lender provided copy of signed disclosure. Buyer Comment (2018-12-06): AFFILIATED BUSINESS ARRANGEMENT DISCLOSURE	12/11/2018			1	A		MD	Primary	Refinance - Cash-out - Home Improvement		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752989	XXXX	XXXX		22576075			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $145.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75104)							11/26/2018		1	A		MD	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752989	XXXX	XXXX		22576076			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact])	The initial LE disclosed a Loan Origination fee paid to the broker; however the fee name was changed to Mortgage Broker Fee on the re-disclosed LE's and all CD's in file.								2	B		MD	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752990	XXXX	XXXX		22576077			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.						Reviewer Comment (2018-12-10): Lender provided an appraisal update dated [Redact] that reflected no damage was done.	12/10/2018			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752990	XXXX	XXXX		22576080			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing a copy of the Homeownership Couseling List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing. Reviewer Comment (2019-01-04): Lender provided a cure check and tracking, but no copy of the disclosure. Exception remains. Buyer Comment (2019-01-03): CURE CHECK AND TRACKING	02/22/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752990	XXXX	XXXX		22576081			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for multiple zero tolerance violations totaling [Redact] was not provided.				Reviewer Comment (2018-12-13): Lender provided the disclosure from origination. This issue is cleared. Buyer Comment (2018-12-11): HOMEOWNERSHIP COUNSELING ACKNOWLEDGEMENT Reviewer Comment (2018-12-10): Lender provided a list from [Redact] but not a copy of the disclosure sent with it. Exception remains. Buyer Comment (2018-12-05): HOMEOWNERSHIP COUNSELING LIST	12/13/2018			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215752990	XXXX	XXXX		22576083			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Fee was not disclosed on LE, no valid COC, nor evidence of cure in file.				Reviewer Comment (2018-12-12): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2018-12-11): PCCD AND LOE.		12/12/2018		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752990	XXXX	XXXX		22576084			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (73109)	Fee was not disclosed on LE, no valid COC, nor evidence of cure in file.				Reviewer Comment (2018-12-12): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-12-11): PCCD AND LOE. CURE TRACKING AND CHECK FOR [Redact] TO FOLLOW, COC PROVIDED FOR [Redact] BROKER FEE INCREASE.		12/12/2018		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752990	XXXX	XXXX		22576085			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7563)	Fee was not disclosed on LE, no valid COC, nor evidence of cure in file.				Reviewer Comment (2018-12-12): Change of circumstance received loan amount increase. Broker LE had fee name of Loan Origination Fee. Lender used Mortgage Broker Fee. Fee increase was [Redact] to [Redact] as the name was different from Broker LE and Lender LE Buyer Comment (2018-12-11): LE [Redact] AND LOE SHOWING COC INCREASING LOAN AMOUNT.	12/12/2018			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752990	XXXX	XXXX		22576086			Compliance	Compliance	Federal Compliance	TRID Defect	FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.						Reviewer Comment (2019-01-04): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Buyer Comment (2019-01-03): CURE CHECK AND TRACKING Reviewer Comment (2018-12-12): AMC received Post Close CD and Letter of Explanation. Pending Cure Check and Proof of Delivery. Buyer Comment (2018-12-11): PCCD AND LOE. CURE TRACKING AND CHECK TO FOLLOW.		01/04/2019		2	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752990	XXXX	XXXX		22576087			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7563)	Fee was not disclosed on LE, no valid COC, nor evidence of cure in file.				Reviewer Comment (2018-12-12): Title - Document Preparation Fee of [Redact] was disclosed on Initial Broker LE as [Redact] Admin/Doc Mail Buyer Comment (2018-12-11): REBUTTAL - PLEASE WAIVE CONDITION, TITLE - DOC PREP FEE IS NOT REFLECTED ON FINAL CD OR PCCD.	12/12/2018			1	A		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215752991	XXXX	XXXX		22576089			Credit	Insurance	Insurance Analysis	Insurance	The Hazard Insurance Policy effective date is after the Transaction Date.	Hazard Insurance Policy Effective Date ___, Transaction Date: ___	The homeowner's insurance declarations page in the file verified an effective date of [Redact] which is after the consummation date of [Redact]. Provide a revised homeowner's insurance declaration page or policy verifying coverage in effect at or prior to consummation.	Increase in residual income by 10% or greater 0 X 30 24 month rental housing history FICO score above minimum by 20 points or greater		Owner Owner Owner	Reviewer Comment (2019-01-30): Lender provided approval exception to waive the 3 days lapse in coverage from the closing to the start of the policy. Buyer Comment (2019-01-30): post consummation exception approval uploaded.			01/30/2019	2	B		TX	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752991	XXXX	XXXX		22576091			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/[Redact])	Due to [Redact] fee on insurance				Reviewer Comment (2018-12-14): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-12-13): PCCD AND LOE		12/14/2018		2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752991	XXXX	XXXX		22576092			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-12-12): Confirmed [Redact] was paid to HOI company (includes [Redact] service fee) However, the annual premium is [Redact] which caused the variance.	12/12/2018			1	A		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752991	XXXX	XXXX		22576093			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7564)	Title - Endorsement Fee was last disclosed on LE as [Redact] and increased to [Redact] on Final CD. No valid COC was provided, nor evidence of cure in file.				Reviewer Comment (2018-12-12): Letter of Explanation and PC-CD provided prior to AMC review. Title - Endorsement Fee disclosed in Section B however, PC-CD has fee disclosed in Section C as borrower shopped for Title Fees. No cure required as no tolerance.		12/12/2018		2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752991	XXXX	XXXX		22576095			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $144.40 exceeds tolerance of $131.00. Insufficient or no cure was provided to the borrower. (7564)	Title - Endorsement Fee was last disclosed on LE as $131.00, and increased to $141.40 on Final CD. No valid COC was provided, nor evidence of cure in file.				Reviewer Comment (2018-12-12): Letter of Explanation and PC-CD provided prior to AMC review. Title - Endorsement Fee disclosed in Section B however, PC-CD has fee disclosed in Section C as borrower shopped for Title Fees. No cure required as no tolerance.		12/12/2018		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752991	XXXX	XXXX		22576096			Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		HOA Transfer fee is not a title or lender fee, therefore does not belong in Section B. Fee should have been disclosed in Section H.				Reviewer Comment (2018-12-12): PC-CD provided prior to AMC review Buyer Comment (2018-12-11): POST CLOSING CLOSING DISCLOSURE		12/12/2018		2	B		TX	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752994	XXXX	XXXX		22576116			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal Fee on LE shows [Redact] Final Closing Disclosure shows an appraisal fee of $910.00. A cure in the amount of [Redact] was provided on the Final CD.						11/21/2018		1	A		CO	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
215752994	XXXX	XXXX		22576117			Credit	Income / Employment	Income Documentation	Income / Employment	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___	The file was missing a copy of the final title policy.				Reviewer Comment (2018-12-10): Lender provided a copy of the wvoe. Buyer Comment (2018-12-03): WVOE uploaded	12/10/2018			1	A		CO	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	A	A	Non QM	Non QM	No
215752995	XXXX	XXXX		22576120			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Rebuttable Presumption QM does not match Due Diligence Loan Designation of Higher Priced QM.	Due diligence loan designation of Higher Price QM				Reviewer Comment (2018-11-26): Correct designation was provided by lender and review.	11/26/2018			1	A		CA	Primary	Refinance - Cash-out - Home Improvement	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215752995	XXXX	XXXX		22576121			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Missing Signature on Affiliated Business Arrangement Disclosure	RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.	The file was missing a copy of the executed Affiliate Business Disclosure or proof of the borrower's electronic receipt of the disclosure.				Reviewer Comment (2018-11-26): The file contained proof of the borrower's electronic receipt of the Affiliated Business Arrangement Disclosure.	11/26/2018			1	A		CA	Primary	Refinance - Cash-out - Home Improvement		C	A	A	A	C	A	A	A	Higher Priced QM	Higher Priced QM	No
215752995	XXXX	XXXX		22576123			Compliance	Compliance	Federal Compliance	TRID	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.						11/21/2018		1	A		CA	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	A	A	A	C	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215752996	XXXX	XXXX		22576127			Compliance	Compliance	State Compliance	State HPML	North Carolina Rate Spread Threshold Test Compliant	North Carolina Rate Spread Home Loan: APR on subject loan of 8.62090% or Final Disclosure APR of 8.63800% is in excess of allowable threshold of APOR 4.83% + 1.5%, or 6.33000%. Compliant Rate Spread Home Loan.									1	B		NC	Primary	Refinance - Cash-out - Other
Within 90 days of closing and prior to institution of any action against the lender, (1) notify the borrower, and (2) make appropriate restitution at the option of the borrower to either (a) make the loan comply with prohibited acts and practices or (b) change the terms of the loan in a manner beneficial to the borrower so the loan is no longer rate spread.

(Narrow Defense - Requires CHD Approval)
Within 120 days of discovery , which compliance failure was not intentional and resulted from a bona fide error,  creditor must: (1) provide Lender Attestation to AMC attesting the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how rate spread home loan was made despite procredures to prevent); (2) notify the borrower, and make appropriate restitution at the option of the borrower to either (a) make the loan comply with prohibited acts and practices or (b) change the terms of the loan in a manner beneficial to the borrower so the loan is no longer rate spread.
																												C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752996	XXXX	XXXX		22576128			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as [Redact] on page 4; however the taxes and insurance are [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-13): Changed date of CD issued [Redact] to [Redact] so system would recognize CD issued [Redact] as the final CD. Buyer Comment (2018-12-12): PCCD AND LOE	12/13/2018			1	A		NC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752996	XXXX	XXXX		22576129			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	The Loan amount of $[Redact]is less than the guideline minimum allowable loan amount of $100,000.00.	Residual income greater than $2500 Borrower has employment stability for 17 years.		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-11-27): Lender exception approval in the file for the loan amount.			11/27/2018	2	B		NC	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215752996	XXXX	XXXX		22576130			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date	Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).	The final CD in the file issued [Redact] was not executed and the file did not contain proof of the borrowers receipt of the CD; therefore the transaction date is calculated as [Redact] with an eligible disbursement date of [Redact]. Provide a copy of the executed final CD or proof of the borrowers receipt of the CD on [Redact].				Reviewer Comment (2018-12-13): Changed date of CD issued [Redact] to [Redact] so system would recognize CD issued [Redact] as the final CD. Buyer Comment (2018-12-12): CD SIGNED [Redact]	12/13/2018			1	A		NC	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752996	XXXX	XXXX		22576131			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date	Truth in Lending Act: Subject loan transaction disbursed on [Redact], prior to three (3) business days from transaction date of [Redact].	The final CD in the file issued [Redact] was not executed and the file did not contain proof of the borrowers receipt of the CD; therefore the transaction date is calculated as [Redact] with an eligible disbursement date of [Redact]. Provide a copy of the executed final CD or proof of the borrowers receipt of the CD on [Redact].				Reviewer Comment (2018-12-13): Changed date of CD issued [Redact] to [Redact] so system would recognize CD issued [Redact] as the final CD. Buyer Comment (2018-12-12): CD SIGNED [Redact]	12/13/2018			1	A		NC	Primary	Refinance - Cash-out - Other	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752996	XXXX	XXXX		22576132			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $2,541.44 on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $2,541.44 on page 4; however the taxes and insurance are $2,757.24 per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-21): AMC received Letter of Explanation & Corrected Closing Disclosure Buyer Comment (2018-12-19): PCCD AND LOE		12/21/2018		2	B		NC	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752996	XXXX	XXXX		22576133			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $1,099.76 exceeds tolerance of $964.00 plus 10% or $1,060.40. Sufficient or excess cure was provided to the borrower at Closing. (0)	$39.36 violation due to increase in closing, document preparation and recording fees. Lender provided $276.74 cure at closing.						12/13/2018		1	A		NC	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215752998	XXXX	XXXX		22576145			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Borrower is a Non-Permanent Resident Alien, resident country ([Redact]) does not participate in [Redact]. Per guidelines, Copies of the borrower's passport and unexpired visa must be obtained. Acceptable alternative documentation to verify visa classification is an I-797 form (Notice of Action) with valid extension dates and an I-94 form (Arrival/Departure Record). Non-Permanent Resident Aliens are not eligible for the Carrington Advantage Products if they do not have a green card or valid visa or if they only have an employment authorization document (EAD).	Borrower has employment stability for 13 years in the [Redact] Industry. PITIA reserves above minimum by 6 months or greater Increase in residual income by 10% or greater		Originator Pre-Close Originator Pre-Close Originator Pre-Close
Reviewer Comment (2019-02-01): Lender provided approval exception to waive the requirement for any additional documentation to verify residency.

Buyer Comment (2019-02-01): uploaded post consummation exception approval.

Reviewer Comment (2018-12-12): Documentation review. Borrower is a non-permanent resident alien. An employment authorization card for 2 years; expires [Redact] (5 months from Note date). A green card was not provided. Guidelines state "Non-Permanent Resident Aliens are not eligible for the Carrington Advantage Products if they do not have a green card or valid visa or if they only have and employment authorization doc document (EAD)." The Visa is required to determine if the classification is one of those qualified to borrow per the list in lender's guidelines. Additional requirements are copies of the borrower's passport and unexpired visa or an I-797 form with valid extension dates and an I-94 form. This issue remains open.

Buyer Comment (2018-12-10): Evidence of employment authorization was provided in the initial upload.  Please see attached.  Please remove condition.
																				02/01/2019	2	B		PA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752998	XXXX	XXXX		22576147			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redact] on page 4; however the taxes and insurance are [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		PA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215752998	XXXX	XXXX		22576148			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Will Have Escrow - Monthly Escrow Payment	TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on [Redact] disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/[Redact])	Final CD shows $791.93 in monthly escrow costs and actual amount is $791.91.				Reviewer Comment (2019-01-08): AMC received Letter of Explanation & Corrected Closing Disclosure Reviewer Comment (2018-12-31): AMC received PCCD and LOE. However, page 4 for Escrowed Property Costs are still not accurate. Monthly escrows on page 1 are [Redact] and [Redact] on page 4. Total Escrowed Property Costs over Year 1 should be either 10, 11 or 12 mos times monthly amount. A Corrected CD and LOE are required to cure.		01/08/2019		2	B		PA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752998	XXXX	XXXX		22576149			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact]				Reviewer Comment (2018-12-28): Seller's CD provided.	12/28/2018			1	A		PA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752998	XXXX	XXXX		22576150			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7561)	Fee was not disclosed on LE, no valid COC, nor evidence of cure provided.				Reviewer Comment (2019-01-08): AMC received Letter of Explanation & Corrected Closing Disclosure Reviewer Comment (2018-12-31): AMC received PCCD and LOE. However, page 4 for Escrowed Property Costs are still not accurate. Monthly escrows on page 1 are [Redact] and [Redact] on page 4. Total Escrowed Property Costs over Year 1 should be either 10, 11 or 12 mos times monthly amount. A Corrected CD and LOE are required to cure. Buyer Comment (2018-12-31): Based on the section G of the CD the total escrow calculates to [Redact] is how the loan closed per the F Alta SS.		01/08/2019		2	B		PA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752998	XXXX	XXXX		22576151			Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redact] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redact] (9300)	Lender Credit was disclosed on CD dated [Redact] as $-[Redact] and decreased to $-[Redact] on Final CD. No valid COC provide, nor evidence of cure in file.				Reviewer Comment (2019-01-03): Change of circumstance provided - relock pricing change due to dti changed Reviewer Comment (2018-12-31): AMC received COC dated [Redact] which was incomplete. Did not have a date changes received or when CD was due. Reason for the change in origination (lender) credit was not provided. A valid COC is needed or refund is due. Buyer Comment (2018-12-31): COC PROVIDED FOR LENDER CREDIT DECREASE AND THE [Redact] TITLE FEE IS BORROWER CHOSEN.	01/03/2019			1	A		PA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752998	XXXX	XXXX		22576152			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [Redact] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/[Redact])	Final CD shows no seller fees.				Reviewer Comment (2019-01-03): Change of circumstance provided - relock pricing change due to dti changed Reviewer Comment (2018-12-31): AMC received COC dated [Redact] which was incomplete. Did not have a date changes received or when CD was due. Reason for the change in origination (lender) credit was not provided. A valid COC is needed or refund is due.	01/03/2019			1	A		PA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752998	XXXX	XXXX		22576153			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7561)	Fee was not disclosed on LE, no valid COC, nor evidence of cure provided.				Reviewer Comment (2018-12-31): AMC received an attestation for fee was a required fee by Borrower's chosen provider. Buyer Comment (2018-12-31): THIS IS A BORROWER CHOSEN FEE.	12/31/2018			1	A		PA	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215752998	XXXX	XXXX		22576154			Compliance	Compliance	Federal Compliance	TRID	Missing Document: Verification of Non-US Citizen Status not provided		Borrower is a Non-Permanent Resident Alien, resident country ([Redact]) does not participate in [Redact]. Per guidelines, Copies of the borrower's passport and unexpired visa must be obtained. Acceptable alternative documentation to verify visa classification is an I-797 form (Notice of Action) with valid extension dates and an I-94 form (Arrival/Departure Record). Non-Permanent Resident Aliens are not eligible for the Carrington Advantage Products if they do not have a green card or valid visa or if they only have an employment authorization document (EAD).				Reviewer Comment (2018-12-31): AMC received Letter of Explanation & Corrected Closing Disclosure.		12/31/2018		1	A		PA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753000	XXXX	XXXX		22576169			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		MI	Primary	Refinance - Cash-out - Other		C	A	A	A	C	A	A	A	Non QM	Non QM	No
215753000	XXXX	XXXX		22576171			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (77163)	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.
Reviewer Comment (2018-12-11): Attestation received that the Title - Abstract / Title Search Fee was further outsourced by the borrower's chosen service provider.

Buyer Comment (2018-12-10): ATTESTATION LETTER

Reviewer Comment (2018-12-06): AMC received the Post Close CD. As the fee in question was not disclosed on the LE, the service is not considered shoppable and therefore subject to 0% tolerance. If the borrower-chosen service provider (Speedy Title) further outsourced the Title - Abstract / Title Search to ASK Services., we would accept an attestation confirming this. Ideally, the attestation would come from the service provider, but if that cannot be obtained, we would accept one from the lender. The attestation should confirm that the service was outsourced by the borrower-chosen provider and should be on either the provider's or the lender's letterhead. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Buyer Comment (2018-12-05): SETTLEMENT PROVIDER LIST AND PCCD SHOWING ALL FEES ARE INCLUDED IN NO TOLERANCE AND LOCATED IN SECTION C OF THE CLOSING DISCLOSURE.  PLEASE CLEAR EXCEPTION.
																		12/11/2018			1	A		MI	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753000	XXXX	XXXX		22576172			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (77190)	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.
Reviewer Comment (2018-12-11): Attestation received that the Title - Abstract / Title Search Fee was further outsourced by the borrower's chosen service provider.

Buyer Comment (2018-12-10): ATTESTATION LETTER

Reviewer Comment (2018-12-06): AMC received the Post Close CD. As the fee in question was not disclosed on the LE, the service is not considered shoppable and therefore subject to 0% tolerance. If the borrower-chosen service provider (Speedy Title) further outsourced the Title - Abstract / Title Search to ASK Services., we would accept an attestation confirming this. Ideally, the attestation would come from the service provider, but if that cannot be obtained, we would accept one from the lender. The attestation should confirm that the service was outsourced by the borrower-chosen provider and should be on either the provider's or the lender's letterhead. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Buyer Comment (2018-12-05): SETTLEMENT PROVIDER LIST AND PCCD SHOWING ALL FEES ARE INCLUDED IN NO TOLERANCE AND LOCATED IN SECTION C OF THE CLOSING DISCLOSURE.  PLEASE CLEAR EXCEPTION.
																		12/11/2018			1	A		MI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753000	XXXX	XXXX		22576173			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee. Fee Amount of $105.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77190)	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure.				Reviewer Comment (2018-12-06): Fee paid to borrower service provider. Buyer Comment (2018-12-05): SETTLEMENT PROVIDER LIST AND PCCD SHOWING ALL FEES ARE INCLUDED IN NO TOLERANCE AND LOCATED IN SECTION C OF THE CLOSING DISCLOSURE. PLEASE CLEAR EXCEPTION.	12/06/2018			1	A		MI	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753001	XXXX	XXXX		22576175			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Guidelines for LTV 70% with credit score. Exception located in file for LTV at 75%.	Borrower on this full documentation loan has a disposable income of [Redact] guidelines requirement is $1,500. Borrower has job stability for 16 years as a Manager in [Redact] 25.723% DTI < 43% guideline max - 17% below program guideline maximum		Originator Pre-Close Originator Pre-Close Owner	Reviewer Comment (2018-11-28): Lender approved exception granting LTV increase to [Redact]			11/28/2018	2	B		TX	Primary	Refinance - Cash-out - Home Improvement		D	B	C	B	C	A	A	A	Non QM	Non QM	No
215753001	XXXX	XXXX		22576177			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	The acknowledgment of the fair market value not properly executed by the Lender. Signature not reflecting on documentation.				Reviewer Comment (2018-12-10): Lender provided copy signed by the lender.	12/10/2018			1	A		TX	Primary	Refinance - Cash-out - Home Improvement
To Remediate: Either (1) Deliver to the borrower the required disclosure documents (AFMV signed by the lender) and obtain an executed copy. OR If borrower does not return, THEN (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise
																												D	B	C	B	C	A	A	A	Non QM	Non QM	Yes
215753001	XXXX	XXXX		22576178			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Interim Closing Disclosure Timing	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-12-13): Document tracking details provided. Buyer Comment (2018-12-11): DISCLOSURE TRACKING DETAILS REFLECTING CD SENT ON [Redact] AND VIEWED BY BORROEWR ON [Redact]	12/13/2018			1	A		TX	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	D	B	C	B	C	A	A	A	Non QM	Non QM	No
215753005	XXXX	XXXX		22576204			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Per the 1008, the borrower was qualified with rental income from an investment property disclosed on the final 1003. The 1008 identified tax returns were in file to document the rental income. The file was missing a copy of the tax returns to calculate the net rental income.				Reviewer Comment (2018-12-14): Lender provided entire copy of 2017 returns that are signed. Buyer Comment (2018-12-13): attached tax returns. Reviewer Comment (2018-12-12): Lender provided a copy of schedule e only. Need a copy of the entire tax return that is signed by the borrower. Buyer Comment (2018-12-10): please see the schedule E of the tax returns. Please remove condition.	12/14/2018			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
215753005	XXXX	XXXX		22576205			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-12-14): Lender provided entire copy of 2017 returns that are signed. Buyer Comment (2018-12-13): see returns	12/14/2018			1	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	C	A	A	A	A	A	Non QM	Non QM	Yes
215753005	XXXX	XXXX		22576206			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - REO Schedule E Method	Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (Schedule E Method) using reasonably reliable third-party records. (Non-Subject Investment/Schedule E)	Lender provided a copy of schedule e only. Missing copy of entire 1040 that is signed.				Reviewer Comment (2018-12-14): Lender provided entire copy of 2017 returns that are signed. Buyer Comment (2018-12-13): see returns	12/14/2018			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
215753005	XXXX	XXXX		22576207			Compliance	Compliance	Federal Compliance	ATR/QM	Income Docs Missing:		Per the 1008, the borrower was qualified with rental income from an investment property disclosed on the final 1003. The 1008 identified tax returns were in file to document the rental income. The file was missing a copy of the tax returns to calculate the net rental income.				Reviewer Comment (2018-12-14): Lender provided entire copy of 2017 returns that are signed.	12/14/2018			1	A		TX	Primary	Purchase		C	A	C	A	A	A	A	A	Non QM	Non QM	No
215753008	XXXX	XXXX		22576226			Compliance	Compliance	Federal Compliance	ATR/QM	Self-Employed Tax Return Recency - ATR	Ability to Repay (Dodd-Frank 2014): Self Employed Tax Returns - The business or personal tax returns provided are not the most recent. Application Date [Redact], Most Recent Tax Return End Date [Redact], Tax Return Due Date [Redact]. ([Redact])	The file is missing the 2017 business and personal tax returns. Evidence of extension provided in file for 2017. The file contained a copy of the 2016 and 2015 1040's and business returns.								2	B		CO	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215753008	XXXX	XXXX		22576227			Compliance	Compliance	Federal Compliance	ATR/QM	ECOA Appraisal Provided Before Completion	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/[Redact])	The file contained documentation verifying the borrower received a copy of the appraisal on [Redact] which is prior to the revised appraisal date of [Redact]. Provide documentation verifying the borrower received a copy of the updated appraisal.				Reviewer Comment (2021-09-15): Cleared.	09/15/2021			1	A		CO	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215753008	XXXX	XXXX		22576229			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.								2	B		CO	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215753008	XXXX	XXXX		22576230			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. A post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction was provided. Not a valid exception.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		CO	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215753008	XXXX	XXXX		22576231			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. A post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction was provided. Not a valid exception.				Reviewer Comment (2018-12-06): Lender provided a post-close CD correcting the Contact Information section.		12/06/2018		2	B		CO	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753010	XXXX	XXXX		22576240			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation	ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/[Redact])	The file is missing proof of the borrowers receipt of the appraisal.								2	B		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753010	XXXX	XXXX		22576241			Compliance	Compliance	Federal Compliance	TRID Defect	Guideline Issue:Insufficient asset documentation.	Financial Institution: [Redact] / End Date: [Redact] // Account Type: [Redact] / Account Number: [Redact]	The file was missing required asset verification. Per guidelines, assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for 60 days or sourced. Only 30 days verification was provided.				Reviewer Comment (2018-12-05): LOE and PCCD on file.		12/05/2018		2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753010	XXXX	XXXX		22576243			Credit	Asset	Asset Documentation	Asset	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.
Reviewer Comment (2018-12-21): No worries Mike. Lender provided the [Redact] statement providing for 2 consecutive months documentation. This issue is cleared.

Buyer Comment (2018-12-21): please see the bank statement for June uploaded.  The statement was mistakenly misplaced in a different folder thus the inability to find it when the loan was initially approved using 60 days worth.  Apologies for the confusion.

Reviewer Comment (2018-12-19): Not using the business bank account total assets are [Redact] Total funds to close were [Redact] Amount available for reserves is [Redact] for 3.28 months verified. File requires an exception approval not to use the business account, [Redact] for [Redact] that is identified on the 1003, and for being short of the required 6 months required reserves with 3.28 months verified. This issue remains open.

Buyer Comment (2018-12-18): per UW: At the time of underwriter's final approval the borrower's cash required funds to close per approved 1003 - see details of transaction was: [Redact]
The cash reserves required were 6 mos. PITIA at [Redact]
For a total of [Redact]

The borrower had [Redact] verified without the use of any business funds.
Underwriter did not require the business funds to be further verified as they were not needed to close the transaction and were not needed for reserves.
They were a compensating factor only.

Reviewer Comment (2018-12-12): Removing the business account from assets, the loan is short reserves. The final 1003 in file reflects the account in the asset section. Exception remains.

Buyer Comment (2018-12-10): This account was excluded and not used to qualify the borrower(s).  Please remove condition.  The borrower has sufficient funds in other accounts used to qualify.
																		12/21/2018			1	A		TX	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753010	XXXX	XXXX		22576245			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (75204)	Fee was not disclosed on LE, no valid COC provided, cure provided at closing.						12/05/2018		1	A		TX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753010	XXXX	XXXX		22576246			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of $5.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (77163)	Fee was not disclosed on LE, no valid COC provided, cure provided at closing.						12/05/2018		1	A		TX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753011	XXXX	XXXX		22576237			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Lender approved exception for LTV to increase 5% of maximum to 75%.	5+ Years on job Minimal housing increase with payment shock less than 125% Additional Income received 1+ Year not included in ratios		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-12-04): Lender approved exception granting LTV up to [Redact]			12/04/2018	2	B		DE	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	A	A	A	A	Non QM	Non QM	No
215753012	XXXX	XXXX		22576249			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-06): Lender provided a post-close CD correcting the number of months.		12/06/2018		2	B		OH	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753012	XXXX	XXXX		22576250			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-06): Lender provided a post-close CD correcting the number of months.		12/06/2018		2	B		OH	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753012	XXXX	XXXX		22576252			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	Loan discount fee was not disclosed on LE. Cure for 0% tolerance fee of [Redact] was not provided. No valid COC provided, nor evidence of cure in file. Note: Loan was locked on [Redact], COC for lock and re-disclosure issued on [Redact]. However, Discount points were not disclosed, and were added on CD dated [Redact].				Reviewer Comment (2018-12-18): AMC received VCC for fee change. Buyer Comment (2018-12-14): COC [Redact]	12/18/2018			1	A		OH	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753012	XXXX	XXXX		22576253			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redact] (9300)	Lender Credit was initially disclosed as [Redact] and reduced to [Redact] on Final CD. No valid COC nor evidence of cure in file.				Reviewer Comment (2018-12-18): AMC received VCC for fee change. Buyer Comment (2018-12-14): COC [Redact]	12/18/2018			1	A		OH	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753012	XXXX	XXXX		22576254			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $0.00 is less than amount of binding Lender Credit previously disclosed in the amount of $-100.00. (9300)	Lender Credit was initially disclosed as $100, and reduced to $0 on Final CD. No valid COC nor evidence of cure in file.				Reviewer Comment (2018-12-18): AMC received VCC for fee change. Buyer Comment (2018-12-14): COC [Redact]	12/18/2018			1	A		OH	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753012	XXXX	XXXX		22576255			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the guidelines, the borrower must be 100% owner of the business for the bank statement program. The borrower is only 50% owner.	Borrowers own funds used for down payment & closing (No Gifts or DPA) Low housing ratio of 25% or less 5+ Years on Job Residual income greater than $2,500		Originator Pre-Close Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-12-06): Lender exception approval in the file for the ownership			12/06/2018	2	B		OH	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753012	XXXX	XXXX		22576256			Credit	Property - Appraisal	Property Eligibility - Subject and Improvements	Property - Appraisal	Guideline Issue: Property type not allowed per credit guidelines		Per the guidelines, rural properties are ineligible. The appraisal verified the zoning as Rural Center.	Borrowers own funds used for down payment & closing (No Gifts or DPA) Low housing ratio of 25% or less 5+ Years on Job Residual income greater than $2,500		Originator Pre-Close Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-12-06): Lender exception approval in the file for the subject being rural.			12/06/2018	2	B		OH	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753013	XXXX	XXXX		22576259			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		CT	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753013	XXXX	XXXX		22576261			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Broker	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Broker Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2018-12-10): Cured at closing.		12/10/2018		2	B		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753013	XXXX	XXXX		22576264			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7520)	Credit Report Fee was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided, cure provided at closing.				Reviewer Comment (2018-12-20): Letter of Explanation & Corrected Closing Disclosure provided		12/20/2018		2	B		CT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753014	XXXX	XXXX		22576268			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for multiple 0% tolerance fees totaling [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-17): Lender provided a copy of the disclosure signed by the lender. Buyer Comment (2018-12-17): FAIR MARKET VALUE LENDER SIGNED	12/17/2018			1	A		TX	Primary	Refinance - Cash-out - Other
To Remediate: Either (1) Deliver to the borrower the required disclosure documents (AFMV signed by the lender) and obtain an executed copy. OR If borrower does not return, THEN (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise
																												D	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753014	XXXX	XXXX		22576269			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.								2	B		TX	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753014	XXXX	XXXX		22576270			Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact])	Revised LE dated [Redact] was sent to borrower on [Redact], however borrower did not receive the disclosure until [Redact]. One day after receiving initial CD.				Reviewer Comment (2019-01-15): Upon further review, the exception is cleared.	01/15/2019			1	A		TX	Primary	Refinance - Cash-out - Other	No Defined Cure	D	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753014	XXXX	XXXX		22576271			Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact])	Evidence of earlier borrower receipt was not found in file.				Reviewer Comment (2018-12-20): AMC received Letter of Explanation & Corrected Closing Disclosure Buyer Comment (2018-12-19): PCCD AND LOE.		12/20/2018		2	B		TX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753014	XXXX	XXXX		22576272			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	Cure for 0% tolerance fee for Loan Discount Points [Redact] was not provided.
Reviewer Comment (2019-02-05): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided

Buyer Comment (2019-02-04): CORRECT PCCD AND LOE HAVE BEEN UPLOADED.

Reviewer Comment (2019-01-31): AMC received PCCD indicating cure of [Redact] however cure at consummation was [Redact] with prior refund check of [Redact] totals [Redact] Please provide corrected CD and LOE to cure.

Buyer Comment (2019-01-30): Corrected PCCD and LOE uploaded.

Reviewer Comment (2019-01-15): No new PCCd has been uploaded.  The [Redact] CD is inaccurate.  the cure amount on page 2 section J, does not match the cure amount on page 3, section K in total closing costs.

Buyer Comment (2019-01-14): PCCD HAS BEEN UPLOADED TO AMC FILE ON [Redact] (PAGES 141-152).

Reviewer Comment (2019-01-11): AMC received cure check for [Redact] and Shipping Label. Please provide a corrected CD indicating total cure on page 3 and Proof of Delivery to cure. The tracking number indicates package has not yet been delivered.

Reviewer Comment (2018-12-20): AMC received Corrected CD with tolerance cure of [Redact] on page 2, but on page 3 for amount that exceeds limit is still shows [Redact]  Also need a copy of refund check for [Redact] and proof of delivery to cure.

Buyer Comment (2018-12-19): PLEASE SEE PCCD AND LOE FOR DISCOUNT CURE.  TITLE TAX CERT CURE NOT REQUIRED.
																			02/05/2019		2	B		TX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753014	XXXX	XXXX		22576273			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75204)	Fee not disclosed on LE. Cure for 0% tolerance fee Title - Tax Certificate [Redact] was not provided.
Reviewer Comment (2019-02-05): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided

Reviewer Comment (2019-01-31): AMC received PCCD indicating cure of [Redact] however cure at consummation was [Redact] with prior refund check of [Redact] totals [Redact] Please provide corrected CD and LOE to cure.

Buyer Comment (2019-01-30): Corrected PCCD and LOE uploaded.

Reviewer Comment (2019-01-15): No new PCCd has been uploaded. The [Redact] CD is inaccurate. the cure amount on page 2 section J, does not match the cure amount on page 3, section K in total closing costs.

Buyer Comment (2019-01-14): PCCD HAS BEEN UPLOADED TO AMC FILE ON [Redact]  (PAGES 141-152).

Reviewer Comment (2019-01-11): AMC received cure check for [Redact] and Shipping Label. Please provide a corrected CD indicating total cure on page 3 and Proof of Delivery to cure. The tracking number indicates package has not yet been delivered.

Reviewer Comment (2018-12-20): AMC received Corrected CD with tolerance cure of [Redact] on page 2, but on page 3 for amount that exceeds limit is still shows [Redact]  Also need a copy of refund check for [Redact] and proof of delivery to cure.

Buyer Comment (2018-12-19): PCCD AND LOE.  CURE CHECK AND TRACKING TO FOLLOW.
																			02/05/2019		2	B		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753014	XXXX	XXXX		22576274			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee. Fee Amount of $69.39 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75204)	Fee not disclosed on LE. Cure for 0% tolerance fee Title - Tax Certificate $69.39 was not provided.
Reviewer Comment (2019-01-31): Fee was outsourced by chosen provider. Exception Cleared.

Buyer Comment (2019-01-30): Corrected PCCD and LOE uploaded.

Reviewer Comment (2019-01-15): No new PCCd has been uploaded. The [Redact] CD is inaccurate. the cure amount on page 2 section J, does not match the cure amount on page 3, section K in total closing costs.

Buyer Comment (2019-01-14): PCCD HAS BEEN UPLOADED TO AMC FILE ON [Redact]  (PAGES 141-152).

Reviewer Comment (2019-01-11): AMC received cure check for [Redact] and Shipping Label. Please provide a corrected CD indicating total cure on page 3 and Proof of Delivery to cure. The tracking number indicates package has not yet been delivered.

Reviewer Comment (2018-12-20): AMC received Corrected CD with tolerance cure of [Redact] on page 2, but on page 3 for amount that exceeds limit is still shows [Redact]  Also need a copy of refund check for [Redact] and proof of delivery to cure.

Buyer Comment (2018-12-19): SSPL.  TITLE FEES ARE IN SECTION C AND SUBJECT TO NO TOLERANCE.  PLEASE CLEAR EXCEPTION.
																		01/31/2019			1	A		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753014	XXXX	XXXX		22576275			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		Secondary valuation product not provided.				Reviewer Comment (2019-04-10): Lender provided a copy of the CDA report	04/10/2019			1	A		TX	Primary	Refinance - Cash-out - Other		D	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753015	XXXX	XXXX		22576276			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Title commitment shows policy amount at [Redact] Note loan amount is [Redact].				Reviewer Comment (2019-01-02): Lender provided a copy of the final title policy with the amount matching to the Note amount. This issue is cleared. Buyer Comment (2019-01-02): uploaded	01/02/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		D	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753015	XXXX	XXXX		22576277			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		Final title policy is missing from the loan file.				Reviewer Comment (2019-01-02): Lender provided a copy of the final title policy. This issue is cleared.	01/02/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		D	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753015	XXXX	XXXX		22576278			Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Guideline Issue:Insufficient asset documentation.	Financial Institution: [Redact]/ End Date: [Redact] // Account Type: [Redact] / Account Number: [Redact]	Account reflecting on application with insufficient documentation provided. Per guidelines, assets to be used for down payment, closing costs, debt payoff, and reserves must be seasoned for 60 days or sourced.				Reviewer Comment (2019-01-02): Lender provided a corrected appraisal identifying the accurate current owner. This issue is cleared. Buyer Comment (2018-12-31): uploaded	01/02/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		D	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753015	XXXX	XXXX		22576280			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	Final cd did not reflect the closing cost financed. Post closing cd provided reflecting the changes.				Reviewer Comment (2019-01-03): AMC received Letter of Explanation & Corrected Closing Disclosure.		01/03/2019		2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	D	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753015	XXXX	XXXX		22576281			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as [Redact] on page 4; however the taxes and HOI are [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-10): PCCD and LOE on file.		12/10/2018		2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	D	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753015	XXXX	XXXX		22576282			Credit	Asset	Asset Documentation	Asset	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact])	Initial LE disclosed Loan Origination fee, which was then changed to Mortgage Broker fee on subsequent disclosures. Additonally, initial LE disclosed Attorney Fee, which was then changed to Document Preparation fee on subsequent disclosures.
Reviewer Comment (2019-01-14): Removed assets from closing/reserves and have enough funds from cash out to cover reserves.

Buyer Comment (2019-01-14): Please remove for qualifying.  Per the final CD dated [Redact] proceeds to the borrower was [Redact]  Proceeds can be used for reserves per guidelines.  3 months are required per guidelines, [Redact]

Reviewer Comment (2018-12-20): The printout does not provide a two month history. There is no statement in file to verify history. Only the current internet printout which does not reflect account history. Exception remains.

Buyer Comment (2018-12-20): on the wrong account stating 60 days.  Meant this is the latest printout for a 401K statement in which it is only provided quarterly.

Reviewer Comment (2018-12-19): The printout provided does not provide a 2 month history. Per guidelines, need two month history. Exception remains.

Buyer Comment (2018-12-19): Please see uploaded.  The internet printout has a date of [Redact] which is within 60 days.
																		01/14/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		D	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753015	XXXX	XXXX		22576283			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Sufficient or excess cure was provided to the borrower at Closing. (0)	10% tolerance was exceeded by [Redact] No valid COC provided. Cured at closing.								2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation		D	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753015	XXXX	XXXX		22576284			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal fee was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided. Cured at closing.				Reviewer Comment (2018-12-17): Lender sent copy signed by lender. Buyer Comment (2018-12-17): FAIR MARKET VALUE - LENDER SIGNED	12/17/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation
To Remediate: Either (1) Deliver to the borrower the required disclosure documents (AFMV signed by the lender) and obtain an executed copy. OR If borrower does not return, THEN (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise
																												D	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753015	XXXX	XXXX		22576285			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7522)	Document Preparation Fee was initial disclosed as Attorney Fee in the amount of [Redact] and disclosed on Final CD as Document Preparation Fee in the amount of [Redact] No valid COC provided, cured at closing.								2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	D	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753015	XXXX	XXXX		22576286			Compliance	Compliance	Federal Compliance	TRID	The owner on the appraisal is incorrect.	Valuation Type: Appraisal / Valuation Report Date: [Redact]	The owner of the subject property is [Redact] the owner on the Appraisal is [Redact]						12/10/2018		1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	D	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753015	XXXX	XXXX		22576287			Compliance	Compliance	Federal Compliance	TRID	Title Policy Coverage is less than Original Loan Amount.		Title commitment shows policy amount at [Redact] Note loan amount is [Redact]						12/10/2018		1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	D	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753015	XXXX	XXXX		22576288			Compliance	Compliance	Federal Compliance	TRID	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		Final title policy is missing from the loan file.						12/10/2018		1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	D	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753015	XXXX	XXXX		22576289			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation required for securitization purposes. Note: A UCDP underwriter score is not indicated in file.				Reviewer Comment (2019-01-03): Lender provided a copy of the Collateral Underwriter review with a score of 1.7. Buyer Comment (2019-01-02): please see CU score < 1.7	01/03/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		D	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753017	XXXX	XXXX		22576303			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for 0% tolerance of [Redact] was not provided.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		AZ	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753017	XXXX	XXXX		22576304			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact])	Loan Origination fee was disclosed on LE and changed to Mortgage Broker Fee on subsequent disclosures. Additionally, Processing Fee was disclosed on LE, and changed to Underwriting fee as of initial CD.				Reviewer Comment (2018-12-19): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-12-18): PCCD AND LOE. CURE CHECK AND TRACKING TO FOLLOW.		12/19/2018		2	B		AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753017	XXXX	XXXX		22576305			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Fee was not disclosed on initial LE, no valid COC provided. nor evidence of cure in file.				Reviewer Comment (2019-01-10): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Buyer Comment (2019-01-09): CURE CHECK AND TRACKING Reviewer Comment (2018-12-19): Letter of Explanation & Corrected Closing Disclosure provided. Still pending cure check and proof of delivery Buyer Comment (2018-12-18): CURE CHECK AND TRACKING TO FOLLOW. Buyer Comment (2018-12-18): PCCD AND LOE		01/10/2019		2	B		AZ	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753017	XXXX	XXXX		22576306			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact])	Loan Origination fee was disclosed on LE and changed to Mortgage Broker Fee on subsequent disclosures. Additionally, Processing Fee was disclosed on LE, and changed to Underwriting fee as of initial CD.				Reviewer Comment (2018-12-19): Letter of Explanation & Corrected Closing Disclosure provided		12/19/2018		2	B		AZ	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753018	XXXX	XXXX		22576309			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7567)	Initial Loan Estimate disclosed Lenders Title Insurance fee as [Redact] Final Closing Disclosure disclosed lenders Title Insurance as [Redact] Lender provided a credit of [Redact] to cure tolerance violations.						12/07/2018		1	A		DC	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	A	A	A	A	A	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215753018	XXXX	XXXX		22576310			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $822.50 exceeds tolerance of $672.00. Sufficient or excess cure was provided to the borrower at Closing. (7567)	Initial Loan Estimate disclosed Lenders Title Insurance fee as $672, Final Closing Disclosure disclosed lenders Title Insurance as $822.50; Lender provided a credit of $200.50 to cure tolerance violations.						12/07/2018		1	A		DC	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	A	A	A	A	A	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215753019	XXXX	XXXX		22576314			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-12-20): The lender provided [Redact] business search which reflects business is a sole proprietorship and was registered [Redact] Buyer Comment (2018-12-20): uploaded.	12/20/2018			1	A		MD	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753019	XXXX	XXXX		22576315			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Maryland HPML Threshold Test Compliant	Maryland Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Loan.					Reviewer Comment (2018-12-20): The lender provided [Redact] business search which reflects business is a sole proprietorship and was registered [Redact] Buyer Comment (2018-12-20): document uploaded evidence borrower is 100% owner. Additionally, uploaded exception approval prior to close regarding the business being less than 2 years.	12/20/2018			1	A		MD	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753019	XXXX	XXXX		22576316			Compliance	Compliance	Federal Compliance	ATR/QM	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for Survey Fee in the amount of [Redact] was not provided.				Reviewer Comment (2018-12-20): The lender provided [Redact] business search which reflects business is a sole proprietorship and was registered [Redact]	12/20/2018			1	A		MD	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753019	XXXX	XXXX		22576317			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-30): AMC received new PCCD. Section F, property taxes. in the amount of [Redact] did not have the number of months entered. Unable to address the exception without this information.				2	B		MD	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753019	XXXX	XXXX		22576318			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.
Reviewer Comment (2019-01-30): AMC received Letter of Explanation & Corrected Closing Disclosure.

Reviewer Comment (2018-12-19): As the fee in question was not disclosed on the LE, the service is not considered shoppable and therefore subject to 0% tolerance.  if the borrower-chosen service provider (MGK Title) further outsourced the Survey Fee to Duley & Associates, we would accept an attestation confirming this. Ideally, the attestation would come from the service provider, but if that cannot be obtained, we would accept one from the lender. The attestation should confirm that the service was outsourced by the borrower-chosen provider and should be on either the provider's or the lender's letterhead. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Buyer Comment (2018-12-18): SURVEY FEE IS A BORROWER SHOPPED FOR FEE IN SECTION C.  PLEASE CLEAR EXCEPTION.
																			01/30/2019		2	B		MD	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753019	XXXX	XXXX		22576319			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $240.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7723)	Fee was not disclosed on LE. No valid COC provided. Nor evidence of cure in file.
Reviewer Comment (2019-01-02): AMC received Letter of Explanation, Proof of Delivery and Corrected CD

Buyer Comment (2018-12-31): PCCD AND LOE REFLECTING SURVEY FEE IN SECTION H.  BORROWER SHOPPED FEE THAT IS NOT REQUIRED BY THE LENDER.  PLEASE REVIEW AND CLEAR EXCEPTION.

Reviewer Comment (2018-12-19): As the fee in question was not disclosed on the LE, the service is not considered shoppable and therefore subject to 0% tolerance.  if the borrower-chosen service provider (MGK Title) further outsourced the Survey Fee to Duley & Associates, we would accept an attestation confirming this. Ideally, the attestation would come from the service provider, but if that cannot be obtained, we would accept one from the lender. The attestation should confirm that the service was outsourced by the borrower-chosen provider and should be on either the provider's or the lender's letterhead. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected.

Buyer Comment (2018-12-18): SURVEY FEE IS A BORROWER SHOPPED FOR FEE IN SECTION C.  PLEASE CLEAR EXCEPTION.
																			01/02/2019		2	B		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753019	XXXX	XXXX		22576322			Credit	Guideline	Guideline Issue	Guideline	Borrower does not have the minimum active tradelines per guidelines.		The borrower did not have the minimum tradelines required by the guidelines.	18.77% DTI < 50.00% guideline max - 31.23% below program guideline maximum Residual income of [Redact] greater than requirement of $1500.		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-12-10): Lender exception approval in file for minimum tradelines.			12/10/2018	2	B		MD	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753020	XXXX	XXXX		22576325			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for Discount Points of $160.38 was not provided.				Reviewer Comment (2018-12-20): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-12-18): PCCD AND LOE		12/20/2018		2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	D	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753020	XXXX	XXXX		22576326			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as [Redact] on page 4; however the Taxes and Hazard Ins are [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-20): Change of circumstance provided. rate lock extension Buyer Comment (2018-12-18): COC [Redact]	12/20/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753020	XXXX	XXXX		22576327			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	Fee disclosed as [Redact] on (LE dated [Redact], but disclosed as [Redact] on Final Closing Disclosure. No cure or valid change of circumstance.				Reviewer Comment (2018-12-20): Change of circumstance provided. rate lock extension Buyer Comment (2018-12-18): COC [Redact]	12/20/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	D	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753020	XXXX	XXXX		22576328			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	Document was not executed by lender.				Reviewer Comment (2018-12-17): Lender provided a copy of the disclosure signed by the lender. Buyer Comment (2018-12-17): FAIR MARKET VALUE LENDER SIGNED	12/17/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation
To Remediate: Either (1) Deliver to the borrower the required disclosure documents (AFMV signed by the lender) and obtain an executed copy. OR If borrower does not return, THEN (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise
																												D	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753020	XXXX	XXXX		22576329			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one origination valuation product when two are required.		Lender provided a copy of the Collateral Underwriter review with a score of 2.4.				Reviewer Comment (2018-12-17): Lender provided a copy of the Collateral Underwriter review with a score of 2.4.	12/17/2018			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		D	B	A	A	C	B	A	A	Non QM	Non QM	No
215753021	XXXX	XXXX		22576330			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Security Instrument Error: Security Instrument Maturity Date was not provided		The file was missing page 2 of the Security Instrument.				Reviewer Comment (2018-12-18): Lender provided a copy of page 2 of the mortgage. Buyer Comment (2018-12-17): SECURITY INSTRUMENT PAGE 2	12/18/2018			1	A		TX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753021	XXXX	XXXX		22576331			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Title Commitment in file shows coverage amount of [Redact]. Final title policy missing from file.				Reviewer Comment (2018-12-19): Lender provided a copy of an updated title commitment showing sufficient coverage.This issue is cleared. Buyer Comment (2018-12-19): revised title uploaded.	12/19/2018			1	A		TX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753021	XXXX	XXXX		22576334			Compliance	Compliance	Federal Compliance	Federal HPML	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.								2	B		TX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753021	XXXX	XXXX		22576335			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Fee was not disclosed on LE, no valid COC Provided, nor evidence of cure in file.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753021	XXXX	XXXX		22576336			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7522)	Fee was not disclosed on LE, no valid COC Provided, nor evidence of cure in file.				Reviewer Comment (2018-12-24): AMC received letter of explanation and corrected CD. Buyer Comment (2018-12-21): PCCD AND LOE. CURE CHECK AND TRACKING TO FOLLOW.		12/24/2018		2	B		TX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753021	XXXX	XXXX		22576337			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (77222)	Fee was not disclosed on LE, no valid COC Provided, nor evidence of cure in file.				Reviewer Comment (2019-01-11): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Reviewer Comment (2018-12-24): AMC received correct CD and LOE. Copy of refund check required to cure. Buyer Comment (2018-12-21): PCCD AND LOE. CURE CHECK AND TRACKING TO FOLLOW.		01/11/2019		2	B		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753021	XXXX	XXXX		22576338			Compliance	Compliance	Federal Compliance	TRID Defect	Security Instrument Error: Security Instrument Maturity Date was not provided		The file was missing page 2 of the Security Instrument.				Reviewer Comment (2019-01-11): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Reviewer Comment (2018-12-24): AMC received correct CD and LOE. Copy of refund check required to cure. Buyer Comment (2018-12-21): PCCD AND LOE. CURE CHECK AND TRACKING TO FOLLOW.		01/11/2019		2	B		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753021	XXXX	XXXX		22576339			Compliance	Compliance	Federal Compliance	TRID Defect	Title Policy Coverage is less than Original Loan Amount.		Title Commitment in file shows coverage amount of [Redact] Final title policy missing from file.				Reviewer Comment (2019-01-11): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Reviewer Comment (2018-12-24): AMC received correct CD and LOE. Copy of refund check required to cure. Buyer Comment (2018-12-21): PCCD AND LOE. CURE CHECK AND TRACKING TO FOLLOW.		01/11/2019		2	B		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753021	XXXX	XXXX		22576340			Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2018-12-19): Correct SSPL provided Buyer Comment (2018-12-17): SSPL	12/19/2018			1	A		TX	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753021	XXXX	XXXX		22576341			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed		The file is missing proof of the borrowers receipt of the Desk Review/CDA. The documentation in file reflects the review was sent to borrower on [Redact], but report date is [Redact].				Reviewer Comment (2019-04-10): Updated from: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Additional/[Redact])				2	B		TX	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753022	XXXX	XXXX		22576343			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. ([Redact])	Third party verification was not provided for co-borrower [Redact] for wage earner income. Missing paystubs, W2 and verification still employed with start date of employment.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753022	XXXX	XXXX		22576344			Compliance	Compliance	Federal Compliance	TRID Defect	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify Wages/W-2 income using reasonably reliable third-party records. ([Redact])	Missing paystubs, W2 and verification still employed with start date of employment.				Reviewer Comment (2018-12-21): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-12-20): PCCD AND LOE.		12/21/2018		2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753022	XXXX	XXXX		22576345			Compliance	Compliance	Federal Compliance	TRID Defect	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Income and employment verification not provided as required.
Reviewer Comment (2019-01-02): AMC received HOA Questionnaire indicating HOA Dues are [Redact] Exception Cleared.

Buyer Comment (2018-12-31): HOA DOCS PAGE 2 OF DOCUMENT, A) CONFIRMS HOA MONTHLY FEES OF [Redact]  PLEASE CLEAR CONDITION.

Reviewer Comment (2018-12-21): AMC received Post Close CD with  Non-Escrowed Property Costs over Year 1 of [Redact] reflected on page 4.  Appraisal in the loan file confirms monthly HOA of [Redact] / month.  Please provide Corrected CD with correct Non-Escrowed Property Costs over Year 1 and Letter of Explanation or please provide confirmation of HOA amount.

Buyer Comment (2018-12-20): PCCD AND LOE.
																		01/02/2019			1	A		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753022	XXXX	XXXX		22576346			Compliance	Compliance	Federal Compliance	TILA	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-12-20): Lender provided initial arm disclosure and copy of disclosure tracking reflecting it was sent [Redact] Buyer Comment (2018-12-20): ARM DISCLOSURE TRACKING DETAILS Buyer Comment (2018-12-20): ARM DISCLOSURE	12/20/2018			1	A		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753022	XXXX	XXXX		22576347			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal LO Compensation (Disclosure)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2018-12-20): Lender provided tax returns, transcripts, vvoe, paystubs and w-2's. Buyer Comment (2018-12-20): Please review. Uploaded all pertinent docs requested: returns, transcripts, W2s, stubs, and VOE.	12/20/2018			1	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753022	XXXX	XXXX		22576348			Compliance	Compliance	Federal Compliance	ATR/QM	Federal LO Compensation Steering	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.	The file was missing a copy of the Anti-Steering Disclosure				Reviewer Comment (2018-12-20): Lender provided tax returns, transcripts, vvoe, paystubs and w-2's.	12/20/2018			1	A		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753022	XXXX	XXXX		22576349			Compliance	Compliance	Federal Compliance	TRID	ARM Disclosure Prior to Closing Timing	TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.	Verification of earlier disclosure was not provided.				Reviewer Comment (2018-12-21): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-12-20): PCCD AND LOE.		12/21/2018		2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753022	XXXX	XXXX		22576350			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Final CD shows the amount of [Redact] by which closing costs exceed legal limit.				Reviewer Comment (2019-01-11): AMC received Refund Check and Proof of Delivery. Exception Cured. Reviewer Comment (2018-12-21): Pending Attestation for the title - attorney fee. Buyer Comment (2018-12-20): PCCD AND LOE. CURE CHECK AND TRACKING TO FOLLOW.		01/11/2019		2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753022	XXXX	XXXX		22576351			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.								2	B		NJ	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753022	XXXX	XXXX		22576352			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as [Redact] on page 4; however the taxes and HOI are [Redact] taxes and [Redact] HOI total [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.								2	B		NJ	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753022	XXXX	XXXX		22576353			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redact] on page 4; however the HOA are [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-21): [Redact] provided to the borrower at closing to cover increase in Appraisal Fee [Redact] Credit Report [Redact] and Transfer tax [Redact] Buyer Comment (2018-12-20): FINAL ALTA SS. [Redact] IS INCLUDED IN THE LENDER CREDIT AMOUNT OF [Redact]	12/21/2018			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753022	XXXX	XXXX		22576354			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	Service provider list received by borrower on [Redact]. Application date per initial 1003 is [Redact].Broker disclosure not evident in file.				Reviewer Comment (2019-01-11): AMC received Refund Check and Proof of Delivery. Exception Cured. Reviewer Comment (2018-12-21): AMC received post close cd and letter of explanation. cure check for [Redact] and proof of delivery to follow. Buyer Comment (2018-12-20): PCCD AND LOE. CURE CHECK AND TRACKING TO FOLLOW.		01/11/2019		2	B		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753022	XXXX	XXXX		22576355			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-12-21): [Redact] provided to the borrower at closing to cover increase in Appraisal Fee [Redact] Credit Report [Redact] and Transfer tax [Redact] Buyer Comment (2018-12-20): FINAL ALTA SS. [Redact] IS INCLUDED IN THE LENDER CREDIT AMOUNT OF [Redact]	12/21/2018			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753022	XXXX	XXXX		22576357			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7506)	Cure for Appraisal Fee of [Redact] was not provided. Cure amount reflecting on cd of [Redact]				Reviewer Comment (2018-12-21): [Redact] provided to the borrower at closing to cover increase in Appraisal Fee [Redact] Credit Report [Redact] and Transfer tax [Redact] Buyer Comment (2018-12-20): FINAL ALTA SS. [Redact] IS INCLUDED IN THE LENDER CREDIT AMOUNT OF [Redact]	12/21/2018			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753022	XXXX	XXXX		22576358			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Cure for Collateral Desktop Analysis of [Redact] was not provided. Cure amount reflecting on cd of [Redact]				Reviewer Comment (2018-12-18): Lender provided a copy of the anti-steering disclosure. Buyer Comment (2018-12-17): ANTI STEERING	12/18/2018			1	A		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753022	XXXX	XXXX		22576359			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7520)	Cure for Credit Report Fee of [Redact] was not provided. Cure amount reflecting on cd of [Redact]				Reviewer Comment (2018-12-20): Lender provided tax returns, transcripts, vvoe, paystubs and w-2's. Buyer Comment (2018-12-20): Please review. Uploaded all pertinent docs requested: returns, transcripts, W2s, stubs, and VOE.	12/20/2018			1	A		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753022	XXXX	XXXX		22576360			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney's Fee (Closing Agent and Other). Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (77167)	Title - Attorney's Fee (Closing Agent and Other) was not disclosed on Loan Estimate.				Reviewer Comment (2018-12-20): Lender provided tax returns, transcripts, vvoe, paystubs and w-2's. Buyer Comment (2018-12-20): Please review. Uploaded all pertinent docs requested: returns, transcripts, W2s, stubs, and VOE.	12/20/2018			1	A		NJ	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753022	XXXX	XXXX		22576362			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (8304)	Fee was not disclosed on LE, no valid COC provided.
Reviewer Comment (2019-01-02): AMC received attestation indicating Attorney fee was chosen by borrowers chosen title company.

Buyer Comment (2018-12-31): ATTESTATION LETTER

Reviewer Comment (2018-12-21): As the fee in question was not disclosed on the LE, the service is not considered shoppable and therefore subject to 0% tolerance. If the borrower-chosen service provider (Coastal Title Agency) further outsourced the Title - Attorney's Fee to Amy Burr, we would accept an attestation confirming this. Ideally, the attestation would come from the service provider, but if that cannot be obtained, we would accept one from the lender. The attestation should confirm that the service was outsourced by the borrower-chosen provider and should be on either the provider's or the lender's letterhead. This attestation would allow us to test the fee under the no tolerance category with the understanding that the new fee added on the CD was imposed by a provider through which the borrower indirectly selected

Buyer Comment (2018-12-20): TITLE - ATTORNEY FEE IS BORROWER CHOSEN FEE LOCATED IN SECTION C.  PLEASE CLEAR EXCEPTION.
																		01/02/2019			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753022	XXXX	XXXX		22576363			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Home Loan Toolkit Timing	Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	Home loan toolkit provided to borrower on [Redact]. Application date per initial 1003 is [Redact]. Broker documentation not evident in file.				Reviewer Comment (2018-12-21): Paid to borrower chosen provider Buyer Comment (2018-12-20): BORROWER CHOSEN FEE LOCATED IN SECTION C. PLEASE CLEAR CONDITION.	12/21/2018			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753023	XXXX	XXXX		22576366			Compliance	Compliance	State Compliance	Misc. State Level	Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Signed)	Maryland Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Loan.									2	B		MD	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215753024	XXXX	XXXX		22576370			Credit	1003	Document Error	1003	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. ([Redact]/Checking)	The file was missing the asset documentation (2 months) for the co-borrower #2's [Redact] account[Redact] that was used to qualify per the 1003.				Reviewer Comment (2019-01-25): Lender provided updated 1003 reflecting borrower is a US Citizen. Verified with USA Patriot Act Information Form as identity was confirmed with driver license. Buyer Comment (2019-01-25): uploaded revised 1003 with LOE.	01/25/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753024	XXXX	XXXX		22576371			Compliance	Compliance	Federal Compliance	TRID Defect	General Ability To Repay Provision Income and Assets - Assets	Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. ([Redact]/Savings)	The file was missing the asset documentation (2 months) for the co-borrower's [Redact]account [Redact] that was used to qualify per the 1003.				Reviewer Comment (2018-12-20): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2018-12-19): PCCD AND LOE		12/20/2018		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753024	XXXX	XXXX		22576373			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.	Calculated PITIA months reserves of ___ is less than Guideline PITIA months reserves of ___.	The file verified [Redact] months reserves which are less than the guideline requirement of 6 months.	Borrower has employment stability for 7 years being self-employed Borrower has a disposable income of [Redact] exceeding the guideline max of $1,650.00.. FICO score above minimum by 20 points or greater		Originator Pre-Close Originator Pre-Close Owner	Reviewer Comment (2018-12-12): Lender provided an exception approval for the reserve requiement			12/12/2018	2	B		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753024	XXXX	XXXX		22576374			Credit	Guideline	Guideline Issue	Guideline	Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.	Borrower: [Redact]	The final 1003 disclosed co-borrower #2 was a non-US citizen and not a permanent resident alien. Provide documentation to confirm the residency status.				Reviewer Comment (2019-01-29): Lender provided updated 1003 reflecting the co-borrower does intend to occupy the subject as their primary residence. Buyer Comment (2019-01-28): uploaded	01/29/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753024	XXXX	XXXX		22576375			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Borrower: [Redact]	The final 1003 states the co-borrower #2 will not occupy the subject property. Non-occupant borrowers are not acceptable per the guidelines.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753024	XXXX	XXXX		22576378			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal LO Compensation (Disclosure)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2018-12-19): Lender provided asset supporting documentation. This issue is cleared.	12/19/2018			1	A		FL	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753024	XXXX	XXXX		22576379			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as [Redact] on page 4; however the taxes and HOI are [Redact] Taxes and [Redact] HOI total [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-19): Lender provided asset supporting documentation. This issue is cleared. Buyer Comment (2018-12-19): Please see upload. Both bank statements have account history going back more than 60 days.	12/19/2018			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753024	XXXX	XXXX		22576380			Compliance	Compliance	Federal Compliance	ATR/QM	TRID Post Close Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Finance Charge of [Redact] disclosed on the Final Closing Disclosure dated [Redact] is under-disclosed by more than $100 compared to the Financed Charge calculated based on fees disclosed on the Post Closing Disclosure of [Redact] provided on [Redact], a difference of [Redact] (Post-Close/[Redact])	AMC received the Post Close CD. Mortgage Broker Fee charged to the borrower on the Post Close CD increase by [Redact] Required cure includes: Corrected CD, Letter of Explanation to borrower, Cure check and proof of delivery.				Reviewer Comment (2018-12-19): Lender provided asset supporting documentation. This issue is cleared.	12/19/2018			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753024	XXXX	XXXX		22576382			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2018-12-19): Lender provided asset supporting documentation. This issue is cleared.	12/19/2018			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753024	XXXX	XXXX		22576384			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Post Close Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Finance Charge of $387,460.31 disclosed on the Final Closing Disclosure dated [Redact] is under-disclosed by more than $100 compared to the Financed Charge calculated based on fees disclosed on the Post Closing Disclosure of $389,269.31 provided on [Redact], a difference of $1809.00000. (Post-Close/[Redact])	AMC received the Post Close CD. Mortgage Broker Fee charged to the borrower on the Post Close CD increase by $1,809. Required cure includes: Corrected CD, Letter of Explanation to borrower, Cure check and proof of delivery.				Reviewer Comment (2019-01-02): AMC received Corrected PC-CD, Letter of Explanation and attestation citing the PC-CD issued [Redact] has the mortgage broker fee increasing in error (due to system update). PC-CD issued [Redact] has the mortgage broker fee reduced to the amount on the Final CD. No cure check required. Buyer Comment (2019-01-02): Attestation Letter and PCCD and LOE have been uploaded. Buyer Comment (2019-01-02): PCCD AND LOE Buyer Comment (2019-01-02): ATTESTATION LETTER		01/02/2019		2	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753024	XXXX	XXXX		22576385			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Post Close Closing Disclosure Total Of Payments Test Non-Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $631,275.40 disclosed on the Final Closing Disclosure dated [Redact] is inaccurate by more than $100 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $633,084.40 provided on [Redact], a difference of $1809.00000. (Post-Close/[Redact])	AMC received the Post Close CD. Mortgage Broker Fee charged to the borrower on the Post Close CD increase by $1,809. Required cure includes: Corrected CD, Letter of Explanation to borrower, Cure check and proof of delivery.				Reviewer Comment (2019-01-02): AMC received Corrected PC-CD, Letter of Explanation and attestation citing the PC-CD issued [Redact] has the mortgage broker fee increasing in error (due to system update). PC-CD issued [Redact] has the mortgage broker fee reduced to the amount on the Final CD. No cure check required. Buyer Comment (2019-01-02): Attestation Letter and PCCD and LOE have been uploaded. Buyer Comment (2019-01-02): ATTESTATION LETTER Buyer Comment (2019-01-02): PCCD AND LOE		01/02/2019		2	B		FL	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753025	XXXX	XXXX		22576388			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Lender using form H-8 when form H9 should have been used as lender the same as new lender.								2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753027	XXXX	XXXX		22576399			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure of [Redact] was reflected, which is insufficient to cure 0% and 10% tolerance violations of [Redact]				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		VA	Second Home	Refinance - Rate/Term		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753027	XXXX	XXXX		22576400			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2018-12-14): Cure provided on the final CD		12/14/2018		2	B		VA	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753027	XXXX	XXXX		22576401			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower. (0)	[Redact] violation due to increase in Recording fee(s). No evidence of cure.				Reviewer Comment (2018-12-14): Cure provided on the final CD		12/14/2018		2	B		VA	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753027	XXXX	XXXX		22576402			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Fee was not disclosed on Loan Estimate. File does not contain a valid COC for this fee, nor evidence of cure. Fee added from [Redact] LE issued by broker to [Redact] LE issued by lender; no change of circumstance in file for this change date.
Reviewer Comment (2019-01-15): AMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2019-01-14): The additional [Redact] cure was provided at time of funding as part of the [Redact] cure credit.  Please review the funding CD for confirmation.

Reviewer Comment (2019-01-11): AMC received proof of delivery and copy of check.  However, the deficiency was in the amount of [Redact] and the check is only for [Redact]  Please forward proof of delivery and copy of refund for the difference in the amount of [Redact] in order to address the exception.

Reviewer Comment (2018-12-21): Letter of Explanation & Corrected Closing Disclosure provided. Pending cure check and proof of delivery.

Buyer Comment (2018-12-20): PCCD AND LOE. CURE TRACKING AND CHECK TO FOLLOW
																			01/15/2019		2	B		VA	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753027	XXXX	XXXX		22576403			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7520)	Fee disclosed as [Redact] on LE's , but disclosed as [Redact] on Final Closing Disclosure. Insufficient or no cure was provided to the borrower for the amount of [Redact]				Reviewer Comment (2018-12-14): Cure provided on the final CD		12/14/2018		2	B		VA	Second Home	Refinance - Rate/Term	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753027	XXXX	XXXX		22576404			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (8304)	Fee disclosed as [Redact] on LE dated [Redact], but disclosed as [Redact] on Final Closing Disclosure.				Reviewer Comment (2018-12-19): Correct SSPL provided Buyer Comment (2018-12-18): SSPL	12/19/2018			1	A		VA	Second Home	Refinance - Rate/Term	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753027	XXXX	XXXX		22576405			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure of $49.19 was reflected, which is insufficient to cure 0% and 10% tolerance violations of $199.19.				Reviewer Comment (2018-12-21): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2018-12-20): PCCD AND LOE		12/21/2018		2	B		VA	Second Home	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753028	XXXX	XXXX		22576407			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TN	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215753028	XXXX	XXXX		22576410			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.	The file was missing a copy of the Anti-Steering Disclosure.				Reviewer Comment (2018-12-31): Lender submitter file for exception clearing, however, no documentation was provided speaking this. Provide the Anti Steering disclosure issued within 3 days of the application date. This issue remains open.				2	B		TN	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215753029	XXXX	XXXX		22576412			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		IN	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215753029	XXXX	XXXX		22576413			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7520)	Fee disclosed as [Redact] on (LE dated [Redact]), but disclosed as [Redact] on Final Closing Disclosure. There is a sufficient cure provided of the exact amount of [Redact] on the final CD.								2	B		IN	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753029	XXXX	XXXX		22576414			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $172.60 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)	Fee disclosed as ($100.00) on (LE dated [Redact]), but disclosed as ($172.60) on Final Closing Disclosure. There is a sufficient cure provided of the exact amount of $72.60 on the final CD.						12/21/2018		1	A		IN	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753031	XXXX	XXXX		22576420			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	Fee disclosed as [Redact] on LE dated [Redact], but disclosed as [Redact] on Final Closing Disclosure. The file did not contain a valid change of circumstance for the CD issued [Redact] increasing the fee to [Redact]				Reviewer Comment (2019-01-14): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Reviewer Comment (2018-12-24): AMC received PCCD and LOE. Will address exception when copy of check and proof of mailing are received. Buyer Comment (2018-12-21): PCCD AND LOE. CURE CHECK AND TRACKING TO FOLLOW.		01/14/2019		2	B		PA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753031	XXXX	XXXX		22576421			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $7,623.48 exceeds tolerance of $7,233.50. Insufficient or no cure was provided to the borrower. (7200)	Fee disclosed as $7,234.00 on LE dated [Redact], but disclosed as $7,623.48 on Final Closing Disclosure. The file did not contain a valid change of circumstance for the CD issued [Redact] increasing the fee to $7,623.48.				Reviewer Comment (2019-01-14): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Reviewer Comment (2018-12-24): AMC received PCCD and LOE. Will address exception when copy of check and proof of mailing are received. Buyer Comment (2018-12-21): CURE CHECK AND TRACKING TO FOLLOW. Buyer Comment (2018-12-21): PCCD AND LOE		01/14/2019		2	B		PA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753031	XXXX	XXXX		22576422			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV of [Redact] exceeds guideline maximum of [Redact]	Guideline variance approved by lender at time of origination. Minimal Housing increase with payment shock less than 125%. Residual income greater than $2500		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2018-12-24): AMC received PCCD and LOE. Will address exception when copy of check and proof of mailing are received. Reviewer Comment (2018-12-20): Lender exception on file approving increased LTV of [Redact]			12/20/2018	2	B		PA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753032	XXXX	XXXX		22576424			Compliance	Compliance	Federal Compliance	TRID	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2018-12-20): Lender provided a post-close CD correcting the closing date		12/20/2018		1	A		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753032	XXXX	XXXX		22576425			Compliance	Compliance	Federal Compliance	TRID Defect	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The appraisal in the file was not in the name of the lender.				Reviewer Comment (2018-12-26): AMC received [Redact] CD received the same day. Exception Cleared. Buyer Comment (2018-12-26): CD [Redact] uploaded. Reviewer Comment (2018-12-24): AMC received Disclosure Tracking indicating the [Redact] CD was received [Redact] however the [Redact] CD is not in file. Please provide the [Redact] CD. Buyer Comment (2018-12-21): DISCLOSURE TRACKING DETAILS CD [Redact]	12/26/2018			1	A		CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753032	XXXX	XXXX		22576428			Compliance	Compliance	Federal Compliance	Federal HPML	TRID Initial Closing Disclosure Timing without Waiver	TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/[Redact])	AMC received the [Redact] CD however closing occurred on the 3rd day of [Redact].								2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753032	XXXX	XXXX		22576429			Credit	Title	General	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___	The file was missing a copy of the final title policy.				Reviewer Comment (2018-12-27): Title supplement provided Buyer Comment (2018-12-26): Please note, this supplement was delivered in the original upload. It is on page 368 of our original bundle upload. Buyer Comment (2018-12-26): uploaded supp.	12/27/2018			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753032	XXXX	XXXX		22576430			Compliance	Compliance	Federal Compliance	TRID Defect	Title Policy Coverage is less than Original Loan Amount.		The title commitment in file disclosed [Redact] of title insurance coverage; however, this is less than the loan amount of [Redact] Provide a copy of the final title policy or an addendum to the title commitment verifying title insurance of at least the loan amount.				Reviewer Comment (2018-12-26): AMC received [Redact] CD received the same day. Exception Cleared.	12/26/2018			1	A		CA	Primary	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753033	XXXX	XXXX		22576432			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids. (Final/[Redact])	The number of months of prepaid homeowners insurance disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2018-12-28): Letter of Explanation & Corrected Closing Disclosure provided		12/28/2018		2	B		IL	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	N/A	N/A	Yes
215753033	XXXX	XXXX		22576433			Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2019-01-15): AMC received Refund Check and Proof of Delivery. Exception Cured. Buyer Comment (2019-01-15): PCCD, LOE, CURE CHECK AND TRACKING UPLOADED. Reviewer Comment (2018-12-28): AMC received LOE and PC-CD showing cure of [Redact] Cure check and proof of delivery still required to cure.		01/15/2019		2	B		IL	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	N/A	N/A	Yes
215753033	XXXX	XXXX		22576434			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Collateral Desktop Analysis Fee was not disclosed on LE, no valid COC provided, nor evidence of cure in file.				Reviewer Comment (2018-12-28): Document provided Buyer Comment (2018-12-27): SSPL	12/28/2018			1	A		IL	Investment	Refinance - Cash-out - Other	No Defined Cure	C	B	A	A	C	B	A	A	N/A	N/A	No
215753033	XXXX	XXXX		22576435			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7520)	Canned comment required - Fee was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-01-15): AMC received Refund Check and Proof of Delivery. Exception Cured. Buyer Comment (2019-01-15): PCCD, LOE, CURE CHECK AND TRACKING UPLOADED. Buyer Comment (2019-01-15): DT 01/15 - UPLOADED ** Reviewer Comment (2018-12-28): AMC received LOE and PC-CD showing cure of [Redact] Cure check and proof of delivery still required to cure.		01/15/2019		2	B		IL	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	N/A	N/A	Yes
215753033	XXXX	XXXX		22576436			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $272.50 exceeds tolerance of $225.00. Insufficient or no cure was provided to the borrower. (7520)	Canned comment required - Fee was disclosed as $225 on LE, and increased to $275.50 on Final CD. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-01-15): AMC received Refund Check and Proof of Delivery. Exception Cured. Buyer Comment (2019-01-15): PCCD, LOE, CURE CHECK AND TRACKING UPLOADED. Reviewer Comment (2018-12-28): AMC received LOE and PC-CD showing cure of [Redact] Cure check and proof of delivery still required to cure.		01/15/2019		2	B		IL	Investment	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	N/A	N/A	Yes
215753035	XXXX	XXXX		22576453			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.									2	B		AL	Primary	Refinance - Rate/Term		C	B	A	A	B	B	C	A	Non QM	Non QM	No
215753035	XXXX	XXXX		22576455			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		AL	Primary	Refinance - Rate/Term		C	B	A	A	B	B	C	A	Non QM	Non QM	No
215753035	XXXX	XXXX		22576456			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-04): AMC received PCCD correcting lender contact information and LOE. Exception Cured. Buyer Comment (2019-01-03): PCCD AND LOE		01/04/2019		2	B		AL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	B	B	C	A	Non QM	Non QM	Yes
215753035	XXXX	XXXX		22576457			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (8304)	Cure for 0% tolerance fee for Transfer Tax increase of [Redact] was not provided.				Reviewer Comment (2019-01-04): AMC received PCCD correcting the number of months collected for property tax prepaids and LOE. Exception Cured. Buyer Comment (2019-01-03): PCCD AND LOE		01/04/2019		2	B		AL	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	B	B	C	A	Non QM	Non QM	Yes
215753035	XXXX	XXXX		22576458			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $266.50 exceeds tolerance of $240.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Cure for 0% tolerance fee for Transfer Tax increase of $26.50 was not provided.						12/18/2018		1	A		AL	Primary	Refinance - Rate/Term	Final CD evidences Cure	C	B	A	A	B	B	C	A	Non QM	Non QM	Yes
215753035	XXXX	XXXX		22576459			Property	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Valuation Exception:		Per the documentation in the file, the subject is a site condo. Per the guidelines, appraisals for site condos are to be documented on FNMA Form 1004. The appraiser should include an adequate description of the project, information about the homeowners' association fees, and note the quality of the project maintenance. The appraisal in the file identified the subject as a PUD and did not provide additional information required by the guidelines. Provide a revised appraisal identifying the subject as a Site Condo and including the guideline required information.				Reviewer Comment (2019-02-08): Lender provided revised appraisal addressing the site condo requirements. Buyer Comment (2019-02-07): Corrected appraisal uploaded.	02/08/2019			1	A		AL	Primary	Refinance - Rate/Term		C	B	A	A	B	B	C	A	Non QM	Non QM	No
215753036	XXXX	XXXX		22576461			Compliance	Compliance	Federal Compliance	TRID Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-01-02): AMC received Seller's CD, PCCD, and LOE. A phone number/email is indicated on the Final CD for lender. Exception Cleared. Buyer Comment (2019-01-02): PCCD AND LOE	01/02/2019			1	A		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753036	XXXX	XXXX		22576462			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2019-01-02): AMC received PCCD correcting the escrowed property costs over 1 year and LOE. Exception Cured. Buyer Comment (2019-01-02): PCCD AND LOE		01/02/2019		2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753036	XXXX	XXXX		22576463			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as [Redact] on page 4; however the taxes and homeowner's insurance are [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
Reviewer Comment (2019-01-03): AMC received seller's CD.

Reviewer Comment (2019-01-02): AMC received Seller's CD, PCCD, and LOE. Seller paid fees are not indicated on the consumer's CD. Please provide corrected CD and LOE to cure.

Buyer Comment (2019-01-02): PCCD AND LOE

Reviewer Comment (2019-01-02): AMC received Seller's CD. The exception is pertaining to the seller paid fees indicated on the consumer's CD. Please provide corrected CD and LOE to cure.

Buyer Comment (2018-12-31): SELLER CLOSING DISCLOSURE PAGES 1, 2 AND 3

Reviewer Comment (2018-12-28): AMC received the Seller CD. The exception is pertaining to seller paid fees on the consumer CD. TRID requires any fee that is charged to the Seller to be reflected on the Consumer's CD as a Seller paid fee as well.  A Corrected CD and LOE is required to cure.

Buyer Comment (2018-12-27): SELLER CLOSING DISCLOSURE
																		01/03/2019			1	A		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753036	XXXX	XXXX		22576467			Credit	Income / Employment	Income Documentation	Income / Employment	TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien	TRID Final Closing Disclosure [Redact] on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/[Redact])	The file is missing a complete copy of the seller's CD. The file only contained page 1 of the CD.	Borrower has employment stability for 15 years in the [Redact] Industry. Borrower on this full documentation loan has a disposable income of [Redact] 30.32 months reserves > 3 months guideline minimum - borrowers have verified reserves of [Redact] FICO score above minimum by 20 points or greater 24.33% DTI on this full documentation loan < 43% guideline max - 18.67% below program guideline maximum		Originator Pre-Close Originator Pre-Close Originator Pre-Close Owner Owner	Reviewer Comment (2019-01-31): Lender provided approval exception to waive the requirement for a vvoe within 10 days of closing. Buyer Comment (2019-01-30): post consummation exception approval uploaded. Reviewer Comment (2019-01-03): Lender provided WVOE completed [Redact] for bonus income, but this was not done within 10 days of closing. Missing VVOE within 10 days of close. Exception remains. Buyer Comment (2019-01-02): WVOE uploaded.			01/31/2019	2	B		NJ	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753036	XXXX	XXXX		22576468			Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The title- Settlement Fee was disclosed in section B of the final CD (Services Borrower Did Not Shop For); however the fee was payable to a provider that was not disclosed on the SSPL and should have been disclosed is section C (Services Borrower Did Shop For). Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-02): AMC received PCCD correcting TItle-Settlement Fee to section C. Exception Cured. Buyer Comment (2019-01-02): PCCD AND LOE		01/02/2019		2	B		NJ	Primary	Purchase	Good Faith Redisclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753038	XXXX	XXXX		22576471			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.	Most Recent Valuation Inspection Date: ___ Disaster End Date: ___ Disaster Name: ___ Disaster Declaration Date: ___	The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage from the disaster.				Reviewer Comment (2018-12-24): Lender provided a post-disaster inspection verifying there was no damage to the subject.	12/24/2018			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753038	XXXX	XXXX		22576472			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for Collateral Desk Top Analysis of [Redact] was not provided				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753038	XXXX	XXXX		22576473			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact])	The Mortgage Broker fee was disclosed as a Origination fee on the initial LE, but changed to a Mortgage Broker Fee on all other LE's and CD's. There is no tolerance violation as the amount of the fee was the same.				Reviewer Comment (2019-01-16): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-01-15): CURE CHECK AND TRACKING AN PCCD AND LOE UPLOADED.		01/16/2019		2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753038	XXXX	XXXX		22576474			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Collateral Desk Top Analysis Fee was not disclosed on Loan Estimate.				Reviewer Comment (2019-01-16): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD Buyer Comment (2019-01-15): CURE CHECK AND TRACKING AN PCCD AND LOE UPLOADED. Buyer Comment (2019-01-15): PCCD AND LOE Buyer Comment (2019-01-15): CURE CHECK AND TRACKING.		01/16/2019		2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753038	XXXX	XXXX		22576475			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The subject's street address disclosed on the Note, Deed of Trust, CDA report, and all closing documentation in the file was incorrect. Per the Title Commitment, appraisal, flood cert, and homeowner's insurance documentation in the file, the street address is Via Colinita; however the Note, Deed of Trust, and all closing docs in the file verified the street address as Via Colinta. Provide a revised Note, Deed of Trust (re-recorded or proof of being sent to be re-recorded), and a revised CDA correcting the street address.
Reviewer Comment (2019-01-07): Lender provided copies of the applicable pages of each document indicating the correct address. Lender comments indicate the documents security instrument was corrected prior to closing and the instrument sent for recording was the corrected document. Review notes that the production date indicated on the Note and security instrument indicates a prior to closing date. This issue is cleared.

Buyer Comment (2019-01-07): Please note the documents provided were swapped out prior to recording.  The documents did not have to get re-recorded.

Reviewer Comment (2019-01-07): Lender provided page 1 of note, page 1 and 3 of mortgage and updated CDA with corrected address. Lender to provide all pages of the corrected note and mortgage with proof they were sent for recording or were recorded. Exception remains.

Buyer Comment (2019-01-07): Correction on Note/DOT was done PTF.  Please see correct NOTE/DOT/CDA.
																		01/07/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753038	XXXX	XXXX		22576476			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact])	The Mortgage Broker fee was disclosed as a Origination fee on the initial LE, but changed to a Mortgage Broker Fee on all other LE's and CD's. There is no tolerance violation as the amount of the fee was the same.				Reviewer Comment (2019-01-16): Letter of Explanation & Corrected Closing Disclosure provided		01/16/2019		2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753038	XXXX	XXXX		22576477			Credit	System	General	System	1003 Subject Address does not match Note address.		Lender to provide updated 1003 with corrected address.				Reviewer Comment (2019-01-08): Lender provided updated 1003 with corrected address. Buyer Comment (2019-01-08): corrected 1003 uploaded.	01/08/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753038	XXXX	XXXX		22576478			Credit	System	General	System	Credit Exception:		The subject's street address disclosed on the Note, Deed of Trust, CDA report, and all closing documentation in the file was incorrect. Per the Title Commitment, appraisal, flood cert, and homeowner's insurance documentation in the file, the street address is [Redact]; however the Note, Deed of Trust, and all closing docs in the file verified the street address as [Redact] Provide a revised Note, Deed of Trust (re-recorded or proof of being sent to be re-recorded), and a revised CDA correcting the street address.				Reviewer Comment (2019-01-16): Lender provided copies of a PCCD dated [Redact] Check to the borrower, cover letter and evidence of mailing. This issue is cleared. Buyer Comment (2019-01-15): CURE CHECK AND TRACKING. Reviewer Comment (2019-01-11): Lender provided a post-close CD, dated [Redact] showing the corrected address. The PCCD also indicates the borrower is receiving a refund of fees. Provide a copy of the check to the borrower and evidence of mailing. This issue remains open. Buyer Comment (2019-01-10): PCCD AND LOE	01/16/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753038	XXXX	XXXX		22576479			Compliance	Compliance	Federal Compliance	TRID	1003 Subject Address does not match Note address.		Lender to provide updated 1003 with corrected address.				Reviewer Comment (2019-01-16): Letter of Explanation, Corrected Closing Disclosure, Cure check and Proof of delivery provided		01/16/2019		2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753040	XXXX	XXXX		22576482			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided		Per the final CD, the loan had Mortgage Insurance coverage. The file was missing a copy of the MI Cert.
Reviewer Comment (2019-01-10): Lender provided a post-close CD removing the MI from the calculations.  The loan was not intended to include MI.

Reviewer Comment (2019-01-09): Lender provided a pccd removing the MI coverage. Lender needs to provide the explanation letter sent to the borrower disclosing the changes made. Exception remains.

Buyer Comment (2019-01-09): PCCD AND LOE

Reviewer Comment (2018-12-31): A post-close CD is required removing the MI and a copy of the letter of explanation sent to the borrower disclosing the changes made.  The MI was included in the Escrow account section on page 4 and the Finance Charge on page 5 in the Loan Calculations section.  Condition remains

Buyer Comment (2018-12-27): Please note, it's only under the projected payment section of the first page of the CD which is a clerical error.  Post CD can be issued if required.  This has no impact on any other tables regarding the re-calculations.  The borrower was not charged MIC on the loan.  Please downgrade to an EV1 as it has no impact.
																		01/10/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215753040	XXXX	XXXX		22576485			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215753040	XXXX	XXXX		22576489			Credit	Income / Employment	Income Documentation	Income / Employment	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (75106)					Reviewer Comment (2018-12-31): Lender provided a copy of the bank statement income worksheet. This issue is cleared. Buyer Comment (2018-12-27): uploaded	12/31/2018			1	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215753040	XXXX	XXXX		22576490			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $649.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)							12/26/2018		1	A		TX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
215753040	XXXX	XXXX		22576491			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $180.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)							12/26/2018		1	A		TX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
215753040	XXXX	XXXX		22933547			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/03/2018 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan.	Post Close CD provided as trailing doc removing MI.								2	B		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
215753040	XXXX	XXXX		22933548			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Mortgage Insurance Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/03/2018 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan.	Post Close CD provided as trailing doc removing MI.								2	B		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
215753040	XXXX	XXXX		22933549			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/03/2018 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan.	Post Close CD provided as trailing doc removing MI.								2	B		TX	Primary	Purchase	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
215753040	XXXX	XXXX		22933605			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.						Reviewer Comment (2021-09-27): seller provided PDI	09/27/2021			1	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215753043	XXXX	XXXX		22576505			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753043	XXXX	XXXX		22576506			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-04): AMC received PCCD correcting amount of escrowed property costs over 1 year and LOE. Exception Cured. Buyer Comment (2019-01-03): PCCD AND LOE		01/04/2019		2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753043	XXXX	XXXX		22576507			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as [Redact] on page 4; however the taxes and insurance are [Redact] per year. Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-04): AMC received PCCD correcting closing costs financed and LOE. Exception Cured. Buyer Comment (2019-01-03): PCCD AND LOE		01/04/2019		2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753043	XXXX	XXXX		22576508			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: [Redact] / End Date: [Redact]// Account Type: [Redact] / Account Number:[Redact]	The file only contained one months' bank statement for the checking account used to qualify. Provide an additional months' statement as required by the guidelines.
Reviewer Comment (2019-01-31): Not including the checking account in closing/reserves. Lender provided another month statement for the Edward Jones account. Using the IRA only have enough for closing and reserves.

Buyer Comment (2019-01-30): uploaded [Redact] account

Reviewer Comment (2019-01-16): Per guidelines: Most recent two (2) months' account statements, or most recent quarterly account statement, indicating opening and closing balances,and reflecting a consecutive 60 days of asset verification. Exception remains.

Buyer Comment (2019-01-15): IRA statement shows [Redact] through [Redact]  There was a VOD completed in [Redact] Understand it's not consecutive, however, the balances are consistent.  As such, per guidelines, this will suffice.

Reviewer Comment (2019-01-15): Lender wants to remove the checking account and use the Edward Jones account. There is only one month statement in file for the [Redact] as well. Would still need an additional months proof. Exception remains.

Buyer Comment (2019-01-15): Please remove the account for qualifications.  6 months required for reserves= [Redact]  Per the final CD, proceeds to the borrower [Redact]  Uploaded Edward Jones account showing [Redact]  70% of the value was used as both of the borrowers age is > 59.5.  The borrowers have sufficient amount of reserves.
																		01/31/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753047	XXXX	XXXX		22576529			Credit	Missing Document	General	Missing Document	Incomplete Document: Closing Disclosure is incomplete		The final CD had an issue date and print date of [Redact]; however the CD had a closing date and signature date of [Redact]. Provide a letter of explanation for the reason the CD was signed prior to the issue date.				Reviewer Comment (2019-01-07): Lender provided a copy of the CD issued [Redact] and signed [Redact]	01/07/2019			1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215753047	XXXX	XXXX		22576530			Credit	Credit	Credit Eligibility	Guideline	Federal LO Compensation (Disclosure)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-01-07): Lender provided updated fraud report showing a pass rating with a drive score of 1000. Buyer Comment (2019-01-07): fraud report uploaded.	01/07/2019			1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215753047	XXXX	XXXX		22576532			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for 0% tolerance violation of [Redact] was not provided.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215753047	XXXX	XXXX		22576533			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account Statement Missing	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for 0% tolerance violation of [Redact] was not provided.				Reviewer Comment (2019-01-07): Lender provided a copy of the Initial Escrow Account Disclosure.	01/07/2019			1	A		TX	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215753047	XXXX	XXXX		22576534			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-01-07): Seller paid fees moved to section H.	01/07/2019			1	A		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215753047	XXXX	XXXX		22576535			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.
Reviewer Comment (2019-01-15): Upon further review, the exception is cleared.

Buyer Comment (2019-01-14): Loan as a lender paid was at a cost to borrower.  As borrower paid, the loan now has a credit.  Please accept the COC and clear condition.

Reviewer Comment (2019-01-10): What justification was there for the change from lender paid to borrower paid?  Please provide documentation of circumstances surrounding this change, or cure will be required to address the exception.

Buyer Comment (2019-01-09): COC [Redact] file went from lender paid to borrower paid.

Reviewer Comment (2019-01-08): The Mortgage Broker fee was not disclosed in ANY LE.  A PCCD, LOE, copy of refund check in the amount of [Redact] and proof of delivery is required to address the exception.
																		01/15/2019			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215753047	XXXX	XXXX		22576536			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (73109)	The Mortgage Broker Fee was not disclosed on the LE. The fee was added to the re-disclosed CD issued [Redact] and the file did not contain a valid change of circumstance disclosure for the addition of the fee.				Reviewer Comment (2019-01-07): Seller paid fees moved to section H.	01/07/2019			1	A		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215753047	XXXX	XXXX		22576538			Compliance	Compliance	Federal Compliance	TRID	Incomplete Document: Closing Disclosure is incomplete		The final CD had an issue date and print date of [Redact]; however the CD had a closing date and signature date of [Redact]. Provide a letter of explanation for the reason the CD was signed prior to the issue date.				Reviewer Comment (2019-01-15): Upon further review, the exception is cleared. Buyer Comment (2019-01-14): Loan as a lender paid was at a cost to borrower. As borrower paid, the loan now has a credit. Please accept the COC and clear condition. Reviewer Comment (2019-01-10): What justification was there for the change from lender paid to borrower paid? Please provide documentation of circumstances surrounding this change, or cure will be required to address the exception. Buyer Comment (2019-01-09): LOAN CHANGED FROM LENDER PAID TO BORROWER PAID.	01/15/2019			1	A		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215753047	XXXX	XXXX		22576540			Compliance	Compliance	Federal Compliance	TRID Defect	Federal HPML 2014 Compliant						Reviewer Comment (2019-01-07): Seller paid fees moved to section H.	01/07/2019			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215753048	XXXX	XXXX		22576543			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.					Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753048	XXXX	XXXX		22576545			Compliance	Compliance	Federal Compliance	TRID	TRID Post Close Closing Disclosure Finance Charge	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Finance Charge of [Redact] disclosed on the Final Closing Disclosure dated [Redact] is under-disclosed by more than $35 compared to the Financed Charge calculated based on fees disclosed on the Post Closing Disclosure of [Redact] provided on [Redact], a difference of [Redact] (Post-Close/[Redact])	Post Close CD dated [Redact] has the Mortgage Broker Fee increasing to [Redact] Fee was disclosed on the Final CD as [Redact] Required cure includes: Corrected CD, Refund for the under disclosed amount, Proof of delivery, Letter of Explanation and Re-open Recession.				Reviewer Comment (2019-01-16): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-01-15): PCCD, LOE, CURE CHECK AND TRACKING UPLOADED.		01/16/2019		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753048	XXXX	XXXX		22576546			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of [Redact] disclosed on the Final Closing Disclosure dated [Redact] is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of [Redact] provided on [Redact], a difference of [Redact] (Post-Close/[Redact])	Post Close CD dated [Redact] has the Mortgage Broker Fee increasing to [Redact] Fee was disclosed on the Final CD as [Redact] Required cure includes: Corrected CD, Refund for the under disclosed amount, Proof of delivery, Letter of Explanation and Re-open Recession.				Reviewer Comment (2019-01-16): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided. Buyer Comment (2019-01-15): PCCD, LOE, CURE CHECK AND TRACKING UPLOADED.		01/16/2019		2	B		CA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753048	XXXX	XXXX		22576547			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact])	The initial LE disclosed a Loan Origination fee paid to the broker; however the fee name was changed to Mortgage Broker Fee on the re-disclosed LE's and all CD's in file.				Reviewer Comment (2019-01-16): Letter of Explanation & Corrected Closing Disclosure provided		01/16/2019		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753048	XXXX	XXXX		22576548			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Collateral Desktop Analysis fee was not disclosed on Loan Estimate. not initially disclosed. Cure for 0% tolerance fee of [Redact] was not provided.				Reviewer Comment (2019-01-24): LOE and Corrected PC-CD provided. Confirmed from Final Settlement Statement that the borrower was only charged [Redact] broker fee (same as final cd). Cure check not required / recession not required to be re-opened. Buyer Comment (2019-01-23): Corrected PCCD and LOE reflecting the lower Broker Fee. Also uploaded an Attestation letter regarding the error. The Final Alta SS has also been uploaded to provide proof borrower was not charged the increase fee disclosed in error.		01/24/2019		2	B		CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753048	XXXX	XXXX		22576549			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Post Close Closing Disclosure Total Of Payments Test Rescindable Transactions	TILA-RESPA Integrated Disclosure - Post Closing Disclosure: Total of Payments of $878,240.27 disclosed on the Final Closing Disclosure dated [Redact] is inaccurate by more than $35 compared to the Total of Payments calculated based on fees disclosed on the Post Closing Disclosure of $879,084.02 provided on [Redact], a difference of $843.75000. (Post-Close/[Redact])	Post Close CD dated [Redact] has the Mortgage Broker Fee increasing to $8,437.50. Fee was disclosed on the Final CD as $7,593.75. Required cure includes: Corrected CD, Refund for the under disclosed amount, Proof of delivery, Letter of Explanation and Re-open Recession.				Reviewer Comment (2019-01-24): LOE and Corrected PC-CD provided. Confirmed from Final Settlement Statement that the borrower was only charged [Redact] broker fee (same as final cd). Cure check not required / recession not required to be re-opened. Buyer Comment (2019-01-23): Corrected PCCD and LOE reflecting the lower Broker Fee. Also uploaded an Attestation letter regarding the error. The Final Alta SS has also been uploaded to provide proof borrower was not charged the increase fee disclosed in error.		01/24/2019		2	B		CA	Primary	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed equivalent amount, Corrected CD, and Re-open Rescission if Applicable	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753049	XXXX	XXXX		22576550			Compliance	Compliance	Federal Compliance	TRID	ECOA Appraisal Provided Before Completion	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Secondary/[Redact])	The file contained documentation verifying the borrower received a copy of the appraisal on [Redact] which is prior to the revised appraisal date of [Redact]. Provide documentation verifying the borrower received a copy of the updated appraisal.				Reviewer Comment (2019-01-16): AMC received PCCD, LOE, Refund Check, and Proof of Delivery. Exception Cured. Buyer Comment (2019-01-15): PCCD, LOE, CURE CHECK AND TRACKING UPLOADED.		01/16/2019		2	B		NY	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	N/A	N/A	Yes
215753049	XXXX	XXXX		22576551			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for CDA fee in the amount of $150 was not provided.				Reviewer Comment (2019-01-16): AMC received PCCD, LOE, Refund Check, and Proof of Delivery. Exception Cured. Buyer Comment (2019-01-15): PCCD, LOE, CURE CHECK AND TRACKING UPLOADED.		01/16/2019		2	B		NY	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	N/A	N/A	Yes
215753049	XXXX	XXXX		22576553			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2019-01-03): Lender provided a post-close CD correcting the Contact Information section.		01/03/2019		2	B		NY	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	N/A	N/A	Yes
215753049	XXXX	XXXX		22576555			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.								2	B		NY	Investment	Purchase		C	B	A	A	C	B	A	A	N/A	N/A	No
215753049	XXXX	XXXX		22576557			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact])	The initial LE and re-disclosed LE dated [Redact] in the file disclosed an Appraisal Re-inspection fee; however the fee was disclosed as Appraisal Review Fee on the other re-disclosed LE's and all CD's in file. The fee terminology was inconsistent between the LE's and CD's.								2	B		NY	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	N/A	N/A	Yes
215753050	XXXX	XXXX		22576558			Credit	Missing Document	General	Missing Document	Missing Document: Rent Comparison Schedule not provided		The file is missing a copy of the Rent comparison schedule, as required by the guidelines.				Reviewer Comment (2019-01-30): Lender provided a copy of comparable rent schedule. Buyer Comment (2019-01-30): 1007 uploaded Reviewer Comment (2019-01-07): Lender sent Operating Income Statement and appraiser noted they did a market rent search and subject market rent is [Redact] Lender to provide the rent comparison schedule completed by the appraisal. Exception remains. Buyer Comment (2019-01-07): uploaded.	01/30/2019			1	A		FL	Investment	Refinance - Cash-out - Other		C	B	C	A	B	B	A	A	N/A	N/A	No
215753050	XXXX	XXXX		22576561			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7507)	Fee was not disclosed on Loan Estimate. Cure reflecting on cd				Reviewer Comment (2019-01-08): LE signed at 2:17 PM on [Redact] Initial CD signed 2:23 PM on [Redact] Exception cleared	01/08/2019			1	A		FL	Investment	Refinance - Cash-out - Other	No Defined Cure	C	B	C	A	B	B	A	A	N/A	N/A	No
215753050	XXXX	XXXX		22576562			Compliance	Compliance	Federal Compliance	TRID	Missing Document: Rent Comparison Schedule not provided		The file is missing a copy of the Rent comparison schedule, as required by the guidelines.				Reviewer Comment (2019-01-08): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-01-07): PCCD AND LOE		01/08/2019		2	B		FL	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	A	A	N/A	N/A	Yes
215753050	XXXX	XXXX		22576563			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7507)	Fee was not disclosed on Loan Estimate. Cure reflecting on cd						12/31/2018		1	A		FL	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	B	B	A	A	N/A	N/A	Yes
215753051	XXXX	XXXX		22576566			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7506)							01/08/2019		1	A		NV	Investment	Purchase	Final CD evidences Cure	C	A	C	A	A		A	A	N/A	N/A	Yes
215753051	XXXX	XXXX		22576567			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $625.00 exceeds tolerance of $490.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)							01/08/2019		1	A		NV	Investment	Purchase	Final CD evidences Cure	C	A	C	A	A		A	A	N/A	N/A	Yes
215753051	XXXX	XXXX		22576568			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file was missing a copy of the required Income Business Purpose & Occupancy Affidavits signed AND notarized at closing. Note: the file contained a copy of the disclosure provided at application.				Reviewer Comment (2019-01-09): Lender provided a copy of disclosure signed and notarized at close. Buyer Comment (2019-01-09): uploaded.	01/09/2019			1	A		NV	Investment	Purchase		C	A	C	A	A		A	A	N/A	N/A	No
215753052	XXXX	XXXX		22576572			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	Fee was last disclosed as $2,646 on LE, and increased to [Redact] on Final CD. No valid COC provided, cure was provided at closing.				Reviewer Comment (2019-01-10): Change of Circumstance provided for rate lock extensions Buyer Comment (2019-01-09): COCS UPLOADED FOR CDS DATED [Redact] [Redact] AND [Redact] NO CURE REQUIRED FOR DISCOUNT POINTS Buyer Comment (2019-01-09): COC [Redact]	01/10/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753052	XXXX	XXXX		22576573			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7559)	Fee was not disclosed on Loan Estimate. Changed Circumstance for fee change not found in file.				Reviewer Comment (2019-01-07): Cured at closing.		01/07/2019		2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753052	XXXX	XXXX		22576574			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7559)	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2019-01-10): Sufficient or excess cure was provided to the borrower at Closing. Buyer Comment (2019-01-09): FINAL ALTA SS - TOLERANCE CURE FOR SUBORDINATION FEE GIVEN AT TIME OF FUNDING Buyer Comment (2019-01-09): PCCD - TOLERANCE CURE FOR SUBORDINATION FEE GIVEN AT TIME OF FUNDING	01/10/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753052	XXXX	XXXX		22576575			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Subordination Fee. Fee Amount of $350.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7559)	Sufficient or excess cure was provided to the borrower at Closing.						01/10/2019		1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753053	XXXX	XXXX		22576577			Credit	Missing Document	General	Missing Document	Missing Document: Rent Comparison Schedule not provided		The file is missing the Comparable Rent Schedule (1007), as required by the guidelines.
Reviewer Comment (2019-01-22): Lender provided a copy of the Comparable Rent Schedule.

Buyer Comment (2019-01-22): uploaded

Reviewer Comment (2019-01-15): Condition cleared in error.  Per the guidelines, If rental income from the subject property is not being used to qualify, the gross monthly rent must still be documented with appraisal forms 1007 and 216 for lender reporting purposes.  Condition remains

Reviewer Comment (2019-01-15): Rental income was not used to qualify. This issue is cleared.

Buyer Comment (2019-01-15): rent income was not used to qualify.  The full amount of the PITI counted against the borrower.  The borrower still has low DTI at [Redact] As such, 1007 was not required.
																		01/22/2019			1	A		TX	Investment	Purchase		C	B	C	A	C	B	A	A	N/A	N/A	No
215753053	XXXX	XXXX		22576578			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA Transfer Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7712)	The HOA Transfer Fee was not disclosed on the initial LE and added to the final CD. The fee was disclosed in the incorrect section (C) and should have been disclosed in section H. Fees disclosed in sections A-C are fees that are required by the lender. Provide a post-close CD moving the fee to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-09): Lender provided a post-close CD moving the fees to the correct section		01/09/2019		2	B		TX	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	N/A	N/A	Yes
215753053	XXXX	XXXX		22576579			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Warranty. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (77121)	The Home Warranty Fee was not disclosed on the initial LE and added to the final CD. The fee was disclosed in the incorrect section (C) and should have been disclosed in section H. Fees disclosed in sections A-C are fees that are required by the lender. Provide a post-close CD moving the fee to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-09): Lender provided a post-close CD moving the fees to the correct section		01/09/2019		2	B		TX	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	N/A	N/A	Yes
215753053	XXXX	XXXX		22576580			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Warranty. Fee Amount of $25.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (77121)	The Home Warranty Fee was not disclosed on the initial LE and added to the final CD. The fee was disclosed in the incorrect section (C) and should have been disclosed in section H. Fees disclosed in sections A-C are fees that are required by the lender. Provide a post-close CD moving the fee to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-09): Lender provided a post-close CD moving the fees to the correct section		01/09/2019		2	B		TX	Investment	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	N/A	N/A	Yes
215753054	XXXX	XXXX		22576583			Property	Property - Appraisal	Appraisal Data Integrity	Property - Appraisal	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7506)	Fee was last disclosed on LE as $600, and increased to $650 on Final CD. No valid COC provided. Cure provided at closing.				Reviewer Comment (2019-01-09): Lender provided a blurred copy of the appraisers prior license. It shows a license period from [Redact] through [Redact] The automated inquiry in Clarity a license effective [Redact] through [Redact] A visit to https://elicensing.ri.gov/Lookup/LicenseLookup.aspx verified the appraiser has been licensed since [Redact] This issue is cleared. Buyer Comment (2019-01-09): previous license uploaded.	01/09/2019			1	A		RI	Investment	Refinance - Cash-out - Other		C	A	C	A	B		C	A	N/A	N/A	No
215753054	XXXX	XXXX		22576584			Credit	Guideline	Guideline Issue	Guideline	Guideline Requirement: The minimum required documentation type was not met.	Doc Type: ___; Guidelines Doc type: ___	The file is missing a copy of signed letter from borrower disclosing the purpose of the cash-out, as required by the guidelines.				Reviewer Comment (2019-01-09): Lender provided a cash out purpose letter. This issue is cleared. Buyer Comment (2019-01-09): uploaded.	01/09/2019			1	A		RI	Investment	Refinance - Cash-out - Other		C	A	C	A	B		C	A	N/A	N/A	No
215753054	XXXX	XXXX		22576585			Compliance	Compliance	Federal Compliance	TRID	Appraiser's license or certification was not active at the time of the appraisal.	Valuation Type: Appraisal / Valuation Report Date: [Redact]	Appraiser's license was issued on [Redact]. A search of the database did not reveal any information / licensing prior to [Redact]. Appraisal report was dated [Redact]								2	B		RI	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B		C	A	N/A	N/A	Yes
215753054	XXXX	XXXX		22576586			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $655.00 exceeds tolerance of $600.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Fee was last disclosed on LE as $600, and increased to $650 on Final CD. No valid COC provided. Cure provided at closing.						01/07/2019		1	A		RI	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	B		C	A	N/A	N/A	Yes
215753054	XXXX	XXXX		22576587			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $155.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	Fee was last disclosed on LE as $150, and increased to $155 on Final CD. No valid COC provided. Cure provided at closing.						01/07/2019		1	A		RI	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	C	A	C	A	B		C	A	N/A	N/A	Yes
215753054	XXXX	XXXX		22576588			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file was missing a copy of the required Income Business Purpose & Occupancy Affidavits signed AND notarized at closing. Note: the file contained a copy of the disclosure provided at application.				Reviewer Comment (2019-01-09): Lender provided a copy of the Business Purpose and Occupancy Affidavit signed and notarized at closing and there is a copy from the origination package provided. This issue is cleared. Buyer Comment (2019-01-09): uploaded.	01/09/2019			1	A		RI	Investment	Refinance - Cash-out - Other		C	A	C	A	B		C	A	N/A	N/A	No
215753055	XXXX	XXXX		22576591			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753055	XXXX	XXXX		22576592			Compliance	Compliance	Federal Compliance	TRID Defect	Federal LO Compensation (Disclosure)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-01-09): AMC received PCCD correcting broker contact information and LOE. Exception Cured. Buyer Comment (2019-01-09): PCCD AND LOE		01/09/2019		2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753058	XXXX	XXXX		22576629			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation failure due to insufficient income verification.				Reviewer Comment (2019-01-11): Lender provided paystubs and w-2's for co-borrowers second job. Buyer Comment (2019-01-11): uploaded income docs.	01/11/2019			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753058	XXXX	XXXX		22576630			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.					Reviewer Comment (2019-01-11): Lender provided paystubs and w-2's for co-borrowers second job. Buyer Comment (2019-01-11): Please review. Uploaded, paycheck stubs, transcripts, W2s. Please note the ending date of the paystub was [Redact] The loan was CTC on [Redact]	01/11/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753058	XXXX	XXXX		22576631			Compliance	Compliance	Federal Compliance	ATR/QM	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [Redact] moderately exceeds the guideline maximum of [Redact] (DTI Exception is eligible to be regraded with compensating factors.)					Reviewer Comment (2019-01-11): Lender provided paystubs and w-2's for co-borrowers second job.	01/11/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753058	XXXX	XXXX		22576632			Compliance	Compliance	Federal Compliance	TRID	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [Redact] significantly exceeds the guideline maximum of [Redact] (DTI Exception cannot be compensated to a lower grade.)	The DTI of [Redact] exceeded the guideline maximum allowable DTI of [Redact] Note: Note: the lender provided an exception approval for the DTI; however the DTI exceeded the guideline maximum by > [Redact] and the compensating factors provided were not sufficient to downgrade the exception.								2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753058	XXXX	XXXX		22576635			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	The DTI of 49.54% exceeded the guideline maximum allowable DTI of 43.00%. Note: Note: the lender provided an exception approval for the DTI; however the DTI exceeded the guideline maximum by > 5% and the compensating factors provided were not sufficient to downgrade the exception.	60% LTV, program allows to 80% LTV. Borrower has job stability for 8 years as an [Redact] Increase in residual income by 10% or greater		Originator Pre-Close Originator Pre-Close Originator Pre-Close
Reviewer Comment (2019-02-13): Lender provided an exception approval to use [Redact] bank statement average (25% operating expense). This brings the DTI to [Redact] which is within [Redact] of program max of [Redact] Prior exception approval granted for DTI to [Redact] This issue is waived.

Buyer Comment (2019-02-13): please see comment.

Buyer Comment (2019-02-13): Note:  Restructured file.  Uploaded post consummation exception approval.  The co-borrower's business bank statement was initially reviewed at 50% of the overall deposits.  Verbal communication from underwriter with CPA indicated the borrower expense ratio factor was 25% for the business.  Restructured file to use 75% of the overall average deposits which resulted in an income of [Redact]  Revised debt ratio is now [Redact]
																				02/13/2019	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753058	XXXX	XXXX		22576636			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.
Reviewer Comment (2019-02-13): Lender provided approval a revised approach at calculating the bank statement income at [Redact] which brought the DTI to [Redact] This issue is cleared.

Buyer Comment (2019-02-13): Note:  Restructured file.  Uploaded post consummation exception approval.  The co-borrower's business bank statement was initially reviewed at 50% of the overall deposits.  Verbal communication from underwriter with CPA indicated the borrower expense ratio factor was 25% for the business.  Restructured file to use 75% of the overall average deposits which resulted in an income of [Redact]  Revised debt ratio is now [Redact]
																		02/13/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753058	XXXX	XXXX		22576637			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/[Redact])	The final CD disclosed the number of months of prepaid homeowner's insurance that does not match the monthly amount being escrowed. Per the declarations page in the file the annual premium is [Redact] however [Redact] was collected in section F for 3 months. The amount collected in section F was equal to 3.09 months, since a whole number is required to be disclosed, provide a post-close CD disclosing the full 12 month premium including [Redact] paid by the borrower before closing and a copy of the letter of explanation sent to the borrower disclosing the changes made.						01/08/2019		1	A		CA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753058	XXXX	XXXX		22576638			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (75106)	CDA fee was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided. Cure provided at closing.
Reviewer Comment (2019-02-13): Lender provided approval a revised approach at calculating the bank statement income at [Redact] which brought the DTI to [Redact] This issue is cleared.

Buyer Comment (2019-02-13): Note:  Restructured file.  Uploaded post consummation exception approval.  The co-borrower's business bank statement was initially reviewed at 50% of the overall deposits.  Verbal communication from underwriter with CPA indicated the borrower expense ratio factor was 25% for the business.  Restructured file to use 75% of the overall average deposits which resulted in an income of [Redact]  Revised debt ratio is now [Redact]
																		02/13/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753058	XXXX	XXXX		22576639			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
Reviewer Comment (2019-02-13): The DTI reduced to [Redact] with a lender approved alternate approach to income and the DTI max was [Redact] This issue is cleared.

Buyer Comment (2019-02-13): Note:  Restructured file.  Uploaded post consummation exception approval.  The co-borrower's business bank statement was initially reviewed at [Redact] of the overall deposits.  Verbal communication from underwriter with CPA indicated the borrower expense ratio factor was 25% for the business.  Restructured file to use [Redact] of the overall average deposits which resulted in an income of [Redact]  Revised debt ratio is now [Redact]
																		02/13/2019			1	A		CA	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753058	XXXX	XXXX		22576640			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.24761% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)		60% LTV, program allows to 80% LTV. Borrower has job stability for 8 years as an [Redact] Increase in residual income by 10% or greater		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-14): Variance <[Redact]. Waived with comp factors. Buyer Comment (2019-02-13): an exception was already provided at CTC for the exception. However, the exception for the DTI was exceeding [Redact] threshold. As such, the file was restructured to be below the [Redact] variance. As such, please clear the exception.			02/14/2019	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753059	XXXX	XXXX		22576618			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. ([Redact]/Bank Statements)	The file is missing verification the borrower is self-employed for at least two (2) years verified by two (2) years of business licenses or a CPA letter, as required by the guidelines. Note: the file contained a third party VVOE; however the VVOE did not verify the length of the borrower's self-employment.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
215753059	XXXX	XXXX		22576619			Compliance	Compliance	Federal Compliance	TRID	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-01-11): AMC received required documents, exception is cleared.	01/11/2019			1	A		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753059	XXXX	XXXX		22576620			Compliance	Compliance	Federal Compliance	TRID Defect	Federal LO Compensation (Disclosure)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-01-11): AMC received required documents, exception is cleared.	01/11/2019			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753059	XXXX	XXXX		22576623			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for 0% tolerance violation totaling $175.00 was not provided.				Reviewer Comment (2019-01-14): Lender provided letter from contractor verifying length of self- employment. Buyer Comment (2019-01-11): please see upload letter from [Redact] for other condition sent for review.	01/14/2019			1	A		TX	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753059	XXXX	XXXX		22576624			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-01-14): Lender provided letter from contractor verifying length of self- employment. Buyer Comment (2019-01-11): she is an independent contractor for [Redact]. Please see letter confirming.	01/14/2019			1	A		TX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
215753059	XXXX	XXXX		22576625			Compliance	Compliance	Federal Compliance	ATR/QM	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75103)	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2019-01-14): Lender provided letter from contractor verifying length of self- employment.	01/14/2019			1	A		TX	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
215753060	XXXX	XXXX		22576642			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points was disclosed as [Redact] on the re-disclosed CD issued [Redact] but disclosed as [Redact] on Final Closing Disclosure. The file was missing a valid change of circumstance disclosure for the re-disclosed CD issued [Redact] increasing the fee.				Reviewer Comment (2019-01-14): AMC received required documents, exception is cleared.	01/14/2019			1	A		FL	Second Home	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
215753060	XXXX	XXXX		22576643			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $5,516.00 exceeds tolerance of $4,481.75. Insufficient or no cure was provided to the borrower. (7200)	Loan Discount Points was disclosed as $4,481.75 on the re-disclosed CD issued [Redact] but disclosed as $5,516.00 on Final Closing Disclosure. The file was missing a valid change of circumstance disclosure for the re-disclosed CD issued [Redact] increasing the fee.				Reviewer Comment (2019-01-14): AMC received required documents, exception is cleared.	01/14/2019			1	A		FL	Second Home	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
215753060	XXXX	XXXX		22576644			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV of [Redact] exceeds guideline requirement of [Redact]	Low housing ratio of 25% or less. Residual income greater than $2,500 170 months reserves > 3 months guideline minimum - borrowers have verified reserves of 167 months. Borrower has job stability for 5+ years as an [Redact]		Originator Pre-Close Originator Pre-Close Originator Pre-Close Originator Pre-Close
Reviewer Comment (2019-01-18): Lender provided a post-close LTV exception approval to [Redact] with compensating factors.

Buyer Comment (2019-01-18): PC exception uploaded.

Reviewer Comment (2019-01-11): Review requests  direction on how lender is interpreting the matrix provided. Review sees the loan was approved as a cash out, non-prime product with a C grade on a second home. The main matrix body LTV limit is [Redact] for this criteria. Overlays allowing for LTV's to [Redact] require a [Redact] credit score; borrower's credit score is [Redact] Review finds no path to a [Redact] LTV based on borrower's qualifications. This issue remains open.

Buyer Comment (2019-01-11): Please see matrix upload.  [Redact] LTV is max.
																				01/18/2019	2	B		FL	Second Home	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215753060	XXXX	XXXX		22576645			Credit	Credit	Credit Calculation / Analysis	Guideline	Guideline Requirement: Representative FICO score discrepancy.	Representative FICO score of ___ is less than Guideline representative FICO score of ___.	The qualifying credit score of [Redact] was below the guideline max of [Redact] for second homes.	170 months reserves > 3 months guideline minimum - borrowers have verified reserves of 167 months. Borrower has job stability for 5+ years as an [Redact]		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-09): The file contained a lender approval for the credit score.			01/09/2019	2	B		FL	Second Home	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215753061	XXXX	XXXX		22576646			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	DTI of 47.45% exceeds the guideline maximum of 43%.	Borrower has owned the subject property for 7 years PITIA reserves above minimum by 6 months or greater		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-09): Lender provided an exception approval for the DTI			01/09/2019	2	B		KY	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753061	XXXX	XXXX		22576648			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure provided for $160.40 is insufficient to cure multiple 0% tolerance violations totaling $166.95.	Borrower has owned the subject property for 7 years PITIA reserves above minimum by 6 months or greater		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-09): Lender provided an exception approval for the DTI			01/09/2019	2	B		KY	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753061	XXXX	XXXX		22576649			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Fee was not disclosed on LE. No valid COC provided, cure provided at closing.				Reviewer Comment (2019-01-09): Cured at closing.		01/09/2019		2	B		KY	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753061	XXXX	XXXX		22576650			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Services Sales Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75245)	The Title-Sales Tax Title Insurance Fee was not disclosed on LE and was paid to an affiliate of the lender and is subject to the 0% tolerance testing.				Reviewer Comment (2019-01-23): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-01-22): PCCD, LOE, CURE CHECK AND TRACKING UPLOADED.		01/23/2019		2	B		KY	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753061	XXXX	XXXX		22576651			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Services Sales Tax. Fee Amount of $21.95 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75245)	The Title-Sales Tax Title Insurance Fee was not disclosed on LE and was paid to an affiliate of the lender and is subject to the 0% tolerance testing.				Reviewer Comment (2019-01-23): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided. Buyer Comment (2019-01-22): PCCD, LOE, CURE CHECK AND TRACKING UPLOADED.		01/23/2019		2	B		KY	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753063	XXXX	XXXX		22576660			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		DE	Primary	Purchase		B	A	A	A	B	A	A	A	Non QM	Non QM	No
215753063	XXXX	XXXX		22576663			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (75106)	Fee disclosed as [Redact] on LE dated [Redact] but disclosed as [Redact] on Final Closing Disclosure.						01/09/2019		1	A		DE	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
215753063	XXXX	XXXX		22576664			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $155.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	Fee disclosed as $150.00 on LE dated 11/30/18, but disclosed as $155.00 on Final Closing Disclosure.						01/09/2019		1	A		DE	Primary	Purchase	Final CD evidences Cure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
215753064	XXXX	XXXX		22576667			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction. .				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		KY	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753064	XXXX	XXXX		22576668			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for 0% tolerance violation in the amount of [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-10): Lender provided a post-close CD correcting the Contact Information section.		01/10/2019		2	B		KY	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753064	XXXX	XXXX		22576669			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2019-01-23): AMC received PCCD indicating [Redact] cure, LOE, Refund Check, and Proof of Delivery. Exception Cured. Buyer Comment (2019-01-22): PCCD, LOE, CURE CHECK AND TRACKING UPLOADED.		01/23/2019		2	B		KY	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753064	XXXX	XXXX		22576670			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2019-01-23): AMC received PCCD indicating [Redact] cure, LOE, Refund Check, and Proof of Delivery. Exception Cured. Buyer Comment (2019-01-22): PCCD, LOE, CURE CHECK AND TRACKING UPLOADED.		01/23/2019		2	B		KY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753064	XXXX	XXXX		22576674			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	The Collateral Desktop Analysis Fee was not disclosed on LE. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-01-15): AMC received evidence of earlier receipt Reviewer Comment (2019-01-11): AMC received Disclosure Tracking Summary. Please provide actual Settlement Service Provider List document as it is needed for compliance testing	01/15/2019			1	A		KY	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753064	XXXX	XXXX		22576675			Credit	Asset	Asset Documentation	Asset	Guideline Issue:Insufficient asset documentation.	Financial Institution: [Redact]. / End Date: [Redact] // Account Type: Checking / Account Number: [Redact] Financial Institution: [Redact] / End Date: [Redact] // Account Type: Checking / Account Number: [Redact]	The file is missing two months consecutive statements for the checking accounts. The file contained two months statements for each account; however they were not consecutive months statements.				Reviewer Comment (2019-01-11): Removed the assets from closing/reserves as borrower qualifies without them. Buyer Comment (2019-01-11): Please exclude from qualifying. The 2 accounts in question adds up to [Redact] Per the 1003, it wasn't used to qualify.	01/11/2019			1	A		KY	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753066	XXXX	XXXX		22576683			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for City Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid City property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		FL	Primary	Refinance - Cash-out - Other		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215753066	XXXX	XXXX		22576684			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Flood Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Flood Insurance Premium under Prepaids. (Final/[Redact])	The number of months of prepaid Flood insurance disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.								2	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753066	XXXX	XXXX		22576685			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids. (Final/[Redact])	The number of months of prepaid homeowners Insurance disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.								2	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753066	XXXX	XXXX		22576686			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.								2	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753066	XXXX	XXXX		22576687			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.								2	B		FL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753067	XXXX	XXXX		22576689			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/14/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/14/2018)	Cure for 0% tolerance violation of [Redact] was not provided. Note: the Title - Lender's Title Insurance was payable to an affiliate of the lender and is subject to the 0% tolerance testing.				Reviewer Comment (2019-02-04): AMC received PCCD indicating cure of [Redact] LOE, Refund Check, and Proof of Delivery. Exception Cured.		02/04/2019		2	B		MS	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753067	XXXX	XXXX		22576691			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $315.00 exceeds tolerance of $313.00. Insufficient or no cure was provided to the borrower. (7567)	The Title-Lender's Title Insurance Fee was disclosed as $313.00 on the initial LE dated [Redact] but disclosed as $315.00 on Final Closing Disclosure. Note: the Title - Lender's Title Insurance was payable to an affiliate of the lender and is subject to the 0% tolerance testing.				Reviewer Comment (2019-02-04): AMC received PCCD indicating cure of [Redact] LOE, Refund Check, and Proof of Delivery. Exception Cured.		02/04/2019		2	B		MS	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753067	XXXX	XXXX		22576692			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Federal HPML 2014 Compliant			Borrower received bonus income that was not used to qualify. Borrower has employment stability for 20 years in the [Redact] Industry.		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-11): Lender approved exception granting LTV up to [Redact].			01/11/2019	2	B		MS	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753068	XXXX	XXXX		22576695			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.	Loan file is missing anti-steering disclosure.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215753068	XXXX	XXXX		22576696			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $145.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)							01/09/2019		1	A		FL	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753068	XXXX	XXXX		22576698			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - Anti-Steering Disclosure Not Provided: Unable to determine Anti-Steering compliance/Safe Harbor	Loan Originator Compensation: Anti-Steering - Unable to determine Safe Harbor due to Anti-Steering Disclosure not provided to borrower.	Loan file is missing anti-steering disclosure.								2	B		FL	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215753069	XXXX	XXXX		22576701			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		FL	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753069	XXXX	XXXX		22576704			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7520)	Fee disclosed as [Redact] on (LE dated [Redact] but disclosed as [Redact] on Final Closing Disclosure. No valid COC provided, cure provided at closing.				Reviewer Comment (2019-01-17): [Redact] provided to the borrower at closing for CDA fee and credit report fee Buyer Comment (2019-01-16): FINAL CD SETTLEMENT AGENT Buyer Comment (2019-01-16): Cure for [Redact] was done at closing. Please review Final CD from Settlement Agent.	01/17/2019			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753069	XXXX	XXXX		22576705			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $101.78 exceeds tolerance of $100.00. Insufficient or no cure was provided to the borrower. (7520)	Fee disclosed as $100 on (LE dated [Redact] but disclosed as $101.78 on Final Closing Disclosure. No valid COC provided, cure provided at closing.				Reviewer Comment (2019-01-17): [Redact] provided to the borrower at closing for CDA fee and credit report fee Buyer Comment (2019-01-16): Cure for [Redact] was done at closing. Please review Final CD from Settlement Agent. Buyer Comment (2019-01-16): FINAL CD SETTLEMENT AGENT	01/17/2019			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753069	XXXX	XXXX		22576707			Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The HOA fees were disclosed in section B of the final CD and should have been disclosed in section H since they are not a fee required by the lender. Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-17): PC-CD provided moved fees to Section H Buyer Comment (2019-01-16): PCCD AND LOE		01/17/2019		2	B		FL	Primary	Purchase	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753070	XXXX	XXXX		22576708			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2019-02-12): Lender provided final title. This issue is cleared.	02/12/2019			1	A		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753070	XXXX	XXXX		22576710			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for various 0% and 10% tolerance violations [Redact] was not provided.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753070	XXXX	XXXX		22576711			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2019-01-29): Letter of Explanation & Corrected Closing Disclosure received.		01/29/2019		2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753070	XXXX	XXXX		22576714			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower. (0)	Cure for 10% tolerance violation $56.40 was not provided.
Reviewer Comment (2019-03-05): Letter of Explanation & Corrected Closing Disclosure provided

Buyer Comment (2019-03-04): Cure check and proof of delivery uploaded.

Reviewer Comment (2019-01-23): The 10% tolerance violation is due to the title fees in Section B of the Final CD. They are paid to chosen provider however in the section that borrower was not able to shop. The fees are Archive Fee [Redact] Survey [Redact] Title-Title End/Update [Redact] Title-Upper Court Search [Redact] and Title Wire [Redact]  Please provide corrected CD, LOE, Refund Check, and Proof of Delivery to cure.

Buyer Comment (2019-01-22): Please note, all Title Fees should be held to no tolerance as they are in Section C.  The only fee associated with 10% is recording fee.  Initially disclosed as [Redact] - max is [Redact]  Actual charge was [Redact] and is below our tolerance.  Please clear exception.

A cure will be provided for 0% tolerance fees of [Redact] for Reinspection Fee and [Redact] for Survey Fee once other exceptions have been cleared.
																			03/05/2019		2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753070	XXXX	XXXX		22576715			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.
Reviewer Comment (2019-01-29): AMC received PCCD and generic letter both dated [Redact] for fee changes and additional zero tolerance cure.

Reviewer Comment (2019-01-25): LOE to the borrower is still required in order to cure the exception.  Moving the fees to proper section results in no cure required, but PCCD and LOE is still required as the loan was closed incorrectly per the final CD.

Buyer Comment (2019-01-24): Please see pages 199 - 204 in file.  A PCCD was issued and corrected to reflect Title Fees in Section C.  Once exception is cleared, cure for CDA of [Redact] and Survey Fee of [Redact] will be requested.  Please clear condition, no cure required for 10% bucket.

Reviewer Comment (2019-01-23): The 10% tolerance violation is due to the title fees in Section B of the Final CD. They are paid to chosen provider however in the section that borrower was not able to shop. The fees are Archive Fee [Redact] Survey [Redact] Title-Title End/Update [Redact] Title-Upper Court Search [Redact] and Title Wire [Redact]  Please provide corrected CD, LOE, Refund Check, and Proof of Delivery to cure.

Buyer Comment (2019-01-22): Please note, all Title Fees should be held to no tolerance as they are in Section C.  The only fee associated with 10% is recording fee.  Initially disclosed as [Redact] - max is [Redact]  Actual charge was [Redact] and is below our tolerance.  Please clear exception.
																			01/29/2019		2	B		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753070	XXXX	XXXX		22576716			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7552)	Fee was not disclosed on initial LE. No valid COC, nor evidence of cure provided.
Reviewer Comment (2019-03-06): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided

Buyer Comment (2019-03-06): Per FedEx Tracking details uploaded, check has been delivered.

Reviewer Comment (2019-03-05): Letter of Explanation, Shipping Label, Copy of Refund Check, and Corrected CD.  Per FedEx website tracking # [Redact] shows the package has not yet shipped to the borrower.  Pleas provide confirmation the package has shipped / is in route or been delivered to the borrower.

Buyer Comment (2019-03-04): Cure check and proof of delivery uploaded.

Reviewer Comment (2019-01-29): AMC received PCCD and generic letter both dated [Redact] for fee changes and additional zero tolerance cure.  Need copy of refund check in the amount of [Redact] for both zero tolerance cures and proof of delivery to cure.

Reviewer Comment (2019-01-25): The Survey fee was not disclosed until the [Redact] CD, and no reason for the addition was made. The fee is in section B, and unless an attestation can be provided, the LOE, PCCD, copy of refund check and proof of delivery will be required in order to address the exception.
																			03/06/2019		2	B		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753070	XXXX	XXXX		22576718			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75174)	Fee was not disclosed on Loan Estimate.								2	B		NJ	Primary	Purchase	No Defined Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753070	XXXX	XXXX		22576719			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75203)	Fee was not disclosed on Loan Estimate and no VCC documentation was provided.
Reviewer Comment (2019-03-05): paid to same provider

Buyer Comment (2019-03-04): Cure check and proof of delivery uploaded.

Reviewer Comment (2019-01-25): The fee was moved to section C. but there seems to be no ability to shop for the fee noted, nor is there an attestation that the fee was the result of the vendors requirements.  Please provide LOE, PCCD, copy of refund check and proof of delivery in order to address the exception.

Buyer Comment (2019-01-24): Please see pages 199 - 204 in file.  A PCCD was issued and corrected to reflect Title Fees in Section C.  Once exception is cleared, cure for CDA of [Redact] and Survey Fee of [Redact] will be requested.

Reviewer Comment (2019-01-23): The 10% tolerance violation is due to the title fees in Section B of the Final CD. They are paid to chosen provider however in the section that borrower was not able to shop. The fees are Archive Fee [Redact] Survey [Redact] Title-Title End/Update [Redact] Title-Upper Court Search [Redact] and Title Wire [Redact]  Please provide corrected CD, LOE, Refund Check, and Proof of Delivery to cure.

Buyer Comment (2019-01-22): Please note, all Title Fees should be held to no tolerance as they are in Section C.  The only fee associated with 10% is recording fee.  Initially disclosed as [Redact] - max is [Redact]  Actual charge was [Redact] and is below our tolerance.  Please clear exception.

A cure will be provided for 0% tolerance fees of [Redact] for Reinspection Fee and [Redact] for Survey Fee once other exceptions have been cleared.

Buyer Comment (2019-01-22): Please note, Title-Search fee is in Section C and should not be a 0 tolerance.  Please clear exception.
																		03/05/2019			1	A		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753070	XXXX	XXXX		22576720			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		Provide evidence of lender's coverage at a minimum of the Note Amount.				Reviewer Comment (2019-02-12): Lender provided final title with sufficient coverage. This issue is cleared. Buyer Comment (2019-02-12): FINAL TITLE POLICY WITH CORRECT AMOUNT	02/12/2019			1	A		NJ	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753070	XXXX	XXXX		22576721			Compliance	Compliance	Federal Compliance	TRID	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2019-03-05): Letter of Explanation & Corrected Closing Disclosure provided		03/05/2019		2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753070	XXXX	XXXX		22576722			Compliance	Compliance	Federal Compliance	TRID Defect	Title Policy Coverage is less than Original Loan Amount.		Provide evidence of lender's coverage at a minimum of the Note Amount.
Reviewer Comment (2019-03-06): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided

Buyer Comment (2019-03-06): Per FedEx Tracking details uploaded, check has been delivered.

Reviewer Comment (2019-03-05): Letter of Explanation, Shipping Label, Copy of Refund Check, and Corrected CD.  Per FedEx website tracking # [Redact] shows the package has not yet shipped to the borrower.  Pleas provide confirmation the package has shipped / is in route or been delivered to the borrower.

Buyer Comment (2019-03-04): Cure check and proof of delivery uploaded.

Reviewer Comment (2019-01-29): AMC received PCCD and generic letter both dated [Redact] for fee changes and additional zero tolerance cure.  Need copy of refund check in the amount of [Redact] for both zero tolerance cures and proof of delivery to cure.
																			03/06/2019		2	B		NJ	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753071	XXXX	XXXX		22576781			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for various 0% & 10% tolerance violations totaling [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-18): Post Close CD received is missing contact name for the lender on page 4.				2	B		IN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753071	XXXX	XXXX		22576782			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2019-01-18): Letter of Explanation & Corrected Closing Disclosure provided. No cure required as Title Fees moved from Section B to C as the borrower shopped for title services Buyer Comment (2019-01-17): PCCD AND LOE uploaded to move fees from Section B to Section C. No cure required for 10%. Also, Attestation Letter uploaded, so no cure required for 0 tolerance as well.		01/18/2019		2	B		IN	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753071	XXXX	XXXX		22576784			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-01-18): Attestation received confirming what the correct closing date should have been on the revised initial cd Buyer Comment (2019-01-17): Per exception information, Attestation Letter uploaded regarding Closing Date. Buyer Comment (2019-01-17): ATTESTATION LETTER CD CLOSING DATE	01/18/2019			1	A		IN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753071	XXXX	XXXX		22576787			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $220.00 exceeds tolerance of $105.00 plus 10% or $115.50. Insufficient or no cure was provided to the borrower. (0)	Title-Search Abstract and Title-Update fees(s) was not disclosed on Loan Estimate. Fees added in Section B on final CD.				Reviewer Comment (2019-01-18): Letter of Explanation & Corrected Closing Disclosure provided. No cure required as Title Fees moved from Section B to C as the borrower shopped for title services Buyer Comment (2019-01-17): Title - Search Abstract Fee and Title - Update Fee are subject to no tolerance and should be in Section C. PCCD and LOE reflect the correction. Buyer Comment (2019-01-17): PCCD AND LOE		01/18/2019		2	B		IN	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753072	XXXX	XXXX		22576777			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.	HPML				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753072	XXXX	XXXX		22576778			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.								2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753072	XXXX	XXXX		22576779			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely)	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.				Reviewer Comment (2019-01-17): Lender provided a copy of the disclosure signed by the lender and there is evidence it was provided at closing to borrower. This issue is cleared. Buyer Comment (2019-01-16): FAIR MARKET VALUE	01/17/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation
To Remediate: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy. If borrower does not return, THEN (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
																												C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753072	XXXX	XXXX		22576851			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for CDA fee in the amount of [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-12): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-02-11): PCCD, LOE, cure check and tracking uploaded.		02/12/2019		2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753072	XXXX	XXXX		22576853			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Fee was not disclosed on LE, no valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-02-12): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD provided Buyer Comment (2019-02-11): PCCD, LOE, cure check and tracking uploaded.		02/12/2019		2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753073	XXXX	XXXX		22576727			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Lender provided exception for loan amount under $100,000.	Increase in residual income by 10% or greater. Additional income received for over one year that it not being used in qualifying income. Borrower received overtime pay and additional miscellaneous income as report by the Work Number that lender did not use to qualify. Borrower has job stability for 11 years, 2 months as an [Redact]		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-14): Lender approved exception for loan amount of [Redact] Which is below minimum requirement.			01/14/2019	2	B		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	A	A	A	A	Non QM	Non QM	No
215753075	XXXX	XXXX		22576735			Compliance	Compliance	State Compliance	State Defect	(State High Cost) Maryland Covered Loan (Points and Fees)
Reviewer Comment (2019-02-12): Lender provided closing statement reflecting cpl was paid to a third party and part of title insurance was paid to a 3rd party.

Buyer Comment (2019-02-12): The total difference of amount financed was [Redact] dollars.  Notary and title.  Please see uploaded final HUD.  Title fee was paid to a 3rd party for [Redact]
As such, the total fees are within 4% state threshold.

Reviewer Comment (2019-02-11): The rebuttal was elevated to the AMC compliance department.  The Total Loan Amount (TLA) used to calculate the points and fees was different than the TLA used by the Mavent report.  AMC calculated the Total Loan Amount for this loan by taking the total amount financed and subtracting any financed 4c7 fees paid to the lender or lender affiliate. However, it appears that the Mavent report included the Notary fee in the amount financed calculations and did not consider any of the 4c7 fees as "financed", therefore, did not include them in the TLA calculations.  Total Loan Amount calcualted by AMC was [Redact] which produces a maximum points and fees threshold of [Redact] Total points and fees, which match the fee included on the Mavent report, were [Redact] which exceed the maximum threshold by [Redact]  Condition remains

Reviewer Comment (2019-02-11): Updated from: [Redact] Predatory Lending Law: Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of  4.00000% of the Total Loan Amount. Points and Fees total [Redact] on a Total Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact]).  Compliant High Cost Loan.

Buyer Comment (2019-02-11): Please note per MAVENT, fee limit threshold is [Redact] hence the difference of [Redact] being under.  The amount financed was [Redact]  (4%=[Redact]).
																		02/12/2019			1	A		MD	Primary	Refinance - Cash-out - Home Improvement	No obvious cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753075	XXXX	XXXX		22576736			Compliance	Compliance	Federal Compliance	TRID	Maryland Points and Fees										2	B		MD	Primary	Refinance - Cash-out - Home Improvement	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753076	XXXX	XXXX		22576762			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215753076	XXXX	XXXX		22576764			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for Disaster Inspection Fee of [Redact] was not provided.				Reviewer Comment (2019-02-06): AMC received [Redact] requiring disaster reinspection. Exception Cured.		02/06/2019		2	B		CA	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
215753076	XXXX	XXXX		22576767			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in [Redact] Provide a post-disaster inspection verifying there was no damage from Wild Fires. The inspection must include exterior photos and the property must be re-inspected on or after [Redact]				Reviewer Comment (2019-02-05): Lender provided an inspection completed [Redact] reflecting no damage. Buyer Comment (2019-02-04): DISASTER INSPECTION DATED [Redact]	02/05/2019			1	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215753076	XXXX	XXXX		22576773			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in [Redact] Provide a post-disaster inspection verifying there was no damage from Wild Fires. The inspection must include exterior photos and the property must be re-inspected on or after [Redact]				Reviewer Comment (2019-02-05): Lender provided an inspection completed [Redact] reflecting no damage. Buyer Comment (2019-02-04): DISASTER INSPECTION DATED [Redact]	02/05/2019			1	A		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215753076	XXXX	XXXX		22576775			Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Borrower had 4 NSF's on the bank statements used to calculate income exceeding the guideline max of 3	Borrowers made a down payment of [Redact] from their own funds on this purchase transaction. Borrower on this Alternate documentation loan has a disposable income of [Redact] Residual income is greater than $2500.		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-04-16): Lender provided an exception approval			04/16/2019	2	B		CA	Primary	Purchase		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215753077	XXXX	XXXX		22576755			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Federal HPML 2014 Non Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Non-Compliant Higher Priced Mortgage Loan.	HPML failure due to lack of valid appraisal prior to closing.
Reviewer Comment (2019-04-01): 442 post consummation provided

Reviewer Comment (2019-04-01): Lender provided a post-consummation exception approval waiving the exception.

Buyer Comment (2019-04-01): exception uploaded

Reviewer Comment (2019-03-29): Lender now using the higher appraised value which was subject to. Appraisal update was completed by a different appraiser.
Per guidelines: The original appraiser should complete the appraisal update; however, Underwriters may use substitute appraisers. When updates are completed by substitute appraisers, the substitute appraiser must review the original appraisal and express an opinion about whether the original appraiser's opinion of market value was reasonable on the date of the original appraisal report. The Underwriter must note in the file why the original appraiser was not used. Exception remains.

Reviewer Comment (2019-03-21): Appraisal that was used for LTV value was as is and not subject to.  This appraisal is the lesser value being utilized with a CDA that supports.

Buyer Comment (2019-03-21): Per Arens request, updated approval reflecting use of 2nd appraisal.

Reviewer Comment (2019-03-14): Requirement for 442 may not be waived.

Reviewer Comment (2019-03-13): Lender sent approval exception to waive the 442 on the original appraisal. Lender provided a second appraisal reflecting as is.

Buyer Comment (2019-03-13): exception approved to use different appraiser in the completion of the 442.

Reviewer Comment (2019-03-06): Lender provided a second appraisal from a different appraiser showing the value as is. Original appraisal still showed subject to and a 442 is required. Exception remains.

Buyer Comment (2019-03-05): appraisal uploaded

Reviewer Comment (2019-01-16): Lender sent Compliance Inspection Report. Lender needs to provide an appraisal update from the appraiser. Exception remains.

Buyer Comment (2019-01-16): Please see upload.
																		04/01/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	C	A	Non QM	Non QM	No
215753077	XXXX	XXXX		22576756			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Payment Shock exceeds credit guidelines.		The Underwriter may approve Payment Shock up to 250% the payment shock calculated on this loan is at 341.78%. Borrower rented prior residence, however no monthly rental amount was provided.				Reviewer Comment (2019-01-16): The payment shock requirement no longer applies on loans after [Redact] Buyer Comment (2019-01-16): Please remove the condition. Per guidelines Version 3.7, page.8 and page.41, the enhancements made to the guidelines was deleted the payment shock.requirement.	01/16/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	C	A	Non QM	Non QM	No
215753077	XXXX	XXXX		22576757			Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.					Reviewer Comment (2019-03-27): No longer applicable. Buyer Comment (2019-03-21): revised exception approval reflecting lower appraised value.	03/27/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	C	A	Non QM	Non QM	No
215753077	XXXX	XXXX		22576758			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.					Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	C	A	Non QM	Non QM	No
215753077	XXXX	XXXX		22576760			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/[Redact])	On the home owners insurance evidence of insurance, the annual premium is [Redact] while the monthly amount of [Redact] for the escrows is based on an annual premium of [Redact] (a difference of [Redact]				Reviewer Comment (2019-04-02): Lender provided a post-close CD with the contact information		04/02/2019		2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	B	B	C	A	Non QM	Non QM	Yes
215753077	XXXX	XXXX		22576763			Credit	Income	Document Error	Income	Bank Statements were used for income. All parties listed on each bank account must be included as borrowers on the loan per company guidelines.		Lender to provide justification of the use of two separate bank accounts from two separate banking institutions to show 24 month bank statement income history.				Reviewer Comment (2019-01-17): Lender provided justification. Buyer Comment (2019-01-16): The borrower switched accounts from [Redact] to [Redact] in [Redact]. The name of the business appears in the previous/current accounts.	01/17/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	C	A	Non QM	Non QM	No
215753077	XXXX	XXXX		22576765			Compliance	Compliance	Federal Compliance	Federal HPML	Missing Document: Appraisal was made "subject to" and Form 1004D/442 was not provided.	Valuation Type: Appraisal / Valuation Report Date: [Redact]	442 is missing from the loan file.				Reviewer Comment (2019-03-27): No longer applicable.	03/27/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	C	A	Non QM	Non QM	No
215753077	XXXX	XXXX		22576766			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $155.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	Difference of $5.00 was provided as a credit to borrower on final CD. Provide a copy of a post close letter of explanation for credit.						01/11/2019		1	A		TX	Primary	Purchase	Final CD evidences Cure	C	B	C	A	B	B	C	A	Non QM	Non QM	Yes
215753077	XXXX	XXXX		22576768			Credit	Guideline	Guideline Issue	Guideline	Payment Shock exceeds credit guidelines.		The Underwriter may approve Payment Shock up to [Redact] the payment shock calculated on this loan is at [Redact] Borrower rented prior residence, however no monthly rental amount was provided.				Reviewer Comment (2019-01-17): There are no nsf's within the most recent 12 month period. Buyer Comment (2019-01-16): The 30 mentioned NSF's are overdraft coverage thus not considered NSF. Please refer to V 3.7, pg.54.	01/17/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	C	A	Non QM	Non QM	No
215753077	XXXX	XXXX		22576770			Compliance	Compliance	Federal Compliance	Federal HPML	Bank Statements were used for income. All parties listed on each bank account must be included as borrowers on the loan per company guidelines.		Lender to provide justification of the use of two separate bank accounts from two separate banking institutions to show 24 month bank statement income history.
Reviewer Comment (2019-03-29): Using higher appraisal as primary which was completed prior to closing.

Buyer Comment (2019-03-28): We received the 442 for the original appraisal on the above referenced file, I have also attached the Loan Approval that corresponds and both documents have been uploaded into clarity.
This should satisfy our exception, however AMC will have to change the value back to the original appraised value of [Redact] as it was previously amended to the 2nd appraisal completed after consummation.

Reviewer Comment (2019-03-27): Appraisal effective date is [Redact] and report date is [Redact] Loan closed [Redact] Exception remains.

Buyer Comment (2019-03-27): The effective date of the appraisal for the "as is" was on [Redact] per the appraisal report.  In review of the closing package, the loan closed on [Redact] which is before consummation date.
																		03/29/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	C	A	Non QM	Non QM	No
215753077	XXXX	XXXX		22576772			Compliance	Compliance	Federal Compliance	Federal HPML	(Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely)		Over 30 NSF's in a 12 month period found on [Redact] account in [Redact] Maximum allowed per lender guidelines is 3 NSF's in a 12 month period.
Reviewer Comment (2019-03-29): Using higher appraisal as primary which was completed prior to closing.

Buyer Comment (2019-03-28): We received the 442 for the original appraisal on the above referenced file, I have also attached the Loan Approval that corresponds and both documents have been uploaded into clarity.
This should satisfy our exception, however AMC will have to change the value back to the original appraised value of [Redact] as it was previously amended to the 2nd appraisal completed after consummation.

Reviewer Comment (2019-03-27): Consummation date is [Redact] Report was completed after closing. Exception remains.

Reviewer Comment (2019-03-27): Effective date is [Redact] but report date is [Redact] Exception remains.

Buyer Comment (2019-03-27): The effective date of the appraisal for the "as is" was on [Redact] per the appraisal report.  In review of the closing package, the loan closed on [Redact] which is before consummation date.
																		03/29/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	C	A	Non QM	Non QM	No
215753078	XXXX	XXXX		22576739			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		GA	Primary	Refinance - Cash-out - Other		C	A	A	A	B	A	C	A	Non QM	Non QM	No
215753078	XXXX	XXXX		22576741			Property	Property - Appraisal	Appraisal Documentation	Property - Appraisal	The property type differs between the valuation documents in file. Unable to verify the property type. Ineligible per guidelines.		Per security instrument, the subject is a PUD, but the appraisal does not indicate it is a PUD. The final title policy did not include a PUD Rider endorsement. Provide a revised copy of the recorded Security Deed removing the PUD Rider and proof of intent of re-recording.				Reviewer Comment (2019-01-24): Lender provided a copy of the corrected appraisal to show property as a PUD with no HOA dues. This issue is cleared. Buyer Comment (2019-01-23): Please see appraisal reflecting PUD. Title under schedule B-13 reflects PUD.	01/24/2019			1	A		GA	Primary	Refinance - Cash-out - Other		C	A	A	A	B	A	C	A	Non QM	Non QM	No
215753080	XXXX	XXXX		22576738			Credit	System	General	Flood	Flood Certificate Subject Address does not match Note address.		Address variation on flood certification as 756 Riverview Dr Arnold, MO 63070-3010.				Reviewer Comment (2019-01-17): Lender provided a corrected Flood cert. This issue is cleared. Buyer Comment (2019-01-17): Uploaded. Reviewer Comment (2019-01-17): Lender did not provide any documentation for this exception. Exception remains. Buyer Comment (2019-01-16): uploaded.	01/17/2019			1	A		MO	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215753080	XXXX	XXXX		22576855			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify Wages/W-2 income using reasonably reliable third-party records. ([Redact]/Wages)	Borrower worked at employment starting [Redact] Pay stubs dated after closing.				Reviewer Comment (2019-02-07): The lender provided documentation re-designating the loan as Non-QM. The documentation provided was sufficient to meet the guideline requirement. Reviewer Comment (2019-01-17): All income documentation for new job is dated post closing. VVOE in file reflects Edward Jones employment status was inactive at time of closing. Exception remains. Buyer Comment (2019-01-16): uploaded	02/07/2019			1	A		MO	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215753080	XXXX	XXXX		22576857			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-01-17): VOE confirms end date as [Redact] Buyer Comment (2019-01-17): Please note the ending date for [Redact] reflect [Redact] per the Work Number. Reviewer Comment (2019-01-17): There is no verification for end date with [Redact] in file. Exception remains. Buyer Comment (2019-01-16): The loan closed on [Redact] Start date being [Redact] WVOE was provided to evidence the borrowers' new income. In addition, the stubs were provided to validate income.	01/17/2019			1	A		MO	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215753080	XXXX	XXXX		22576858			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History - Current and/or Previous Employment Documentation lacks Date Info	Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. ([Redact]/2193494)	Borrower worked at employment starting [Redact] Pay stubs dated after closing.
Reviewer Comment (2019-02-12): Lender provided a copy of the VOE completed prior to consummation verifying the borrower's salary and confirming employment.

Reviewer Comment (2019-02-12): Issue remains open.

Buyer Comment (2019-02-12): it was uploaded after the comment was sent to AMC.  Probably reason why it was not uploaded.

Reviewer Comment (2019-02-12): Without documentation of that VVOE effort it cannot be introduced into Clarity as documentation provided, it also will not clear this ATR issue on it's own.

Buyer Comment (2019-02-12): uploaded voe

Buyer Comment (2019-02-12): Please note a verbal was completed from OPS with the owner of the company over the phone per conversation with OPS.

Reviewer Comment (2019-02-11): Lender provided an exception approval for all income documentation being provided post-closing. In the letter it refers to a VVOE obtained prior to closing. The VVOE was not provided for review. Provide a copy of the VVOE documentation obtained prior to closing.

Buyer Comment (2019-02-11): post consummation exception approval uploaded.  Income documents were PTP conditions.

Reviewer Comment (2019-01-17): All income documentation for new job is dated post closing. VVOE in file reflects Edward Jones employment status was inactive at time of closing. Exception remains.

Buyer Comment (2019-01-16): WVOE was provided as start date was one day before close. Stubs were provided as PTP to validate the income.
																		02/12/2019			1	A		MO	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215753080	XXXX	XXXX		22576859			Compliance	Compliance	Federal Compliance	ATR/QM	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of ATR Fail.	ATR Failure due to insufficient employment/income verification.				Reviewer Comment (2019-02-12): Lender provided a copy of the VOE completed prior to consummation verifying the borrower's salary and confirming employment. Reviewer Comment (2019-02-11): Lender provided an exception approval for all income documentation being provided post-closing. In the letter it refers to a VVOE obtained prior to closing. The VVOE was not provided for review. Provide a copy of the VVOE documentation obtained prior to closing.	02/12/2019			1	A		MO	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215753080	XXXX	XXXX		22576860			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Wages Documentation	Qualified Mortgage (Dodd-Frank 2014): Wages / W-2 income documentation not sufficient. ([Redact]/Wages)	No verification of borrower's new employment was provided prior to closing.				Reviewer Comment (2019-02-07): The lender provided documentation re-designating the loan as Non-QM. The documentation provided was sufficient to meet the guideline requirement. Reviewer Comment (2019-01-17): All income documentation for new job is dated post closing. VVOE in file reflects Edward Jones employment status was inactive at time of closing. Exception remains. Buyer Comment (2019-01-16): the documents provided for the other exceptions noted.	02/07/2019			1	A		MO	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753080	XXXX	XXXX		22576861			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure provided of [Redact] is insufficient to cure multiple 0% tolerance violations totaling [Redact]				Reviewer Comment (2019-01-15): Cured at closing.		01/15/2019		2	B		MO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753080	XXXX	XXXX		22576862			Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate [Redact] received on or after the date the Closing Disclosure [Redact] 12:00:00 AM was received. (Interim/[Redact])	Evidence of earlier receipt was not provided.				Reviewer Comment (2019-01-23): AMC received SSPL. Exception Cleared.	01/23/2019			1	A		MO	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753080	XXXX	XXXX		22576864			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Minimum Loan Amount discrepancy.	Note loan amount of ___ is less than Guideline minimum loan amount of ___.	Loan amount is approved below [Redact] limit.	PITIA reserves above minimum by 6 months or greater DTI below max by 5% or greater		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-15): Lender approved exception for reduced loan amount.			01/15/2019	2	B		MO	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215753080	XXXX	XXXX		22576865			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7506)									2	B		MO	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215753080	XXXX	XXXX		22576866			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Cure of ($15.00)was reflected, which is sufficient to cure (Collateral Desktop Analysis).				Reviewer Comment (2019-01-23): AMC received SSPL. Exception Cleared. Buyer Comment (2019-01-22): Final CD from Settlement Agent reflects [Redact] cure done at closing.	01/23/2019			1	A		MO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753080	XXXX	XXXX		22576867			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (75106)					Reviewer Comment (2019-01-23): AMC received SSPL. Exception Cleared. Buyer Comment (2019-01-22): SSPL uploaded. Title - Abstract/ Title - Search Fee is in Section C and has no tolerance.	01/23/2019			1	A		MO	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753080	XXXX	XXXX		22576868			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $495.00 exceeds tolerance of $485.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)							01/23/2019		1	A		MO	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753080	XXXX	XXXX		22576869			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $155.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)							01/23/2019		1	A		MO	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753080	XXXX	XXXX		22576870			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.	The lender provided documentation re-designating the loan as Non-QM.
Reviewer Comment (2019-02-12): Lender provided a copy of the VOE completed prior to consummation verifying the borrower's salary and confirming employment.

Reviewer Comment (2019-02-12): Issue remains open.

Buyer Comment (2019-02-12): it was uploaded after the comment was sent to AMC.  Probably reason why it was not uploaded.

Reviewer Comment (2019-02-12): Without documentation of that VVOE effort it cannot be introduced into Clarity as documentation provided, it also will not clear this ATR issue on it's own.

Buyer Comment (2019-02-12): uploaded voe

Buyer Comment (2019-02-12): Please note a verbal was completed from OPS with the owner of the company over the phone per conversation with OPS.

Reviewer Comment (2019-02-11): Lender provided an exception approval for all income documentation being provided post-closing. In the letter it refers to a VVOE obtained prior to closing. The VVOE was not provided for review. Provide a copy of the VVOE documentation obtained prior to closing.

Buyer Comment (2019-02-11): post consummation exception approval uploaded.  Income documents were PTP conditions.
																		02/12/2019			1	A		MO	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753080	XXXX	XXXX		22576871			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	The lender provided documentation re-designating the loan as Non-QM.								2	B		MO	Primary	Purchase		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215753081	XXXX	XXXX		22576744			Compliance	Compliance	Federal Compliance	Federal HPML	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The zip code disclosed on the appraisal did not match the zip code disclosed on the note.				Reviewer Comment (2019-02-06): Lender provided corrected note. Buyer Comment (2019-02-06): Corrected documents and LOI uploaded to reflect zip code on appraisal.	02/06/2019			1	A		MT	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753081	XXXX	XXXX		22576745			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure disclosed of [Redact] is insufficient to cure 0% tolerance violations totaling [Redact] Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check for remaining balance of [Redact] proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		MT	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753081	XXXX	XXXX		22576746			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/[Redact])	The Closing Costs Financed (Paid from your Loan Amount) in the Calculating Cash to Close section of the final CD was not disclosed. Provide a post-close CD disclosing the Closing Costs Financed and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-29): Letter of Explanation & Corrected Closing Disclosure provided		01/29/2019		2	B		MT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753081	XXXX	XXXX		22576747			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Lender Contact Information - Wholesale Loans	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2019-01-29): Letter of Explanation & Corrected Closing Disclosure provided		01/29/2019		2	B		MT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753081	XXXX	XXXX		22576748			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-25): AMC received [Redact] Exception Cleared. Buyer Comment (2019-01-24): COC [Redact] uploaded.	01/25/2019			1	A		MT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753081	XXXX	XXXX		22576749			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7520)	Fee disclosed as [Redact] on LE dated [Redact] but disclosed as [Redact] on Final Closing Disclosure. No valid COC provided. Cure provided at closing.				Reviewer Comment (2019-01-25): AMC received [Redact] Exception Cleared. Buyer Comment (2019-01-24): COC [Redact] uploaded.	01/25/2019			1	A		MT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753081	XXXX	XXXX		22576750			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7520)					Reviewer Comment (2019-01-29): Letter of Explanation & Corrected Closing Disclosure provided Reviewer Comment (2019-01-25): AMC received [Redact] COC. The exception is pertaining to the Calculating Cash to Close table - Closing Costs Financed. The value is blank on the Final CD. Please provide corrected CD and LOE. Buyer Comment (2019-01-24): COC [Redact] uploaded.		01/29/2019		2	B		MT	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753081	XXXX	XXXX		22576751			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7325)	The Loan Origination Fee was not disclosed on LE. No valid COC provided, nor evidence of cure in file. Note: the COC in file date [Redact] does not identify the pricing change that added the Loan Origination Fee and reduced the Loan Discount Points Fee.				Reviewer Comment (2019-01-16): Cured at closing.		01/16/2019		2	B		MT	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753081	XXXX	XXXX		22576752			Credit	Loan Package Documentation	Closing / Title	Loan Package Documentation	Note Error: Zip code is blank.		The Note, Deed of Trust, final 1003, 1008, Notice of Right to Cancel, all LE's and CD's, and all other closing docs disclosed an incorrect zip code of [Redact] The title commitment, appraisal, flood cert, insurance declarations page, and all income and credit docs verified the correct zip code of [Redact] Provide a revised Note (initialed changes by the borrowers), Deed of Trust (with proof of re-recording), 1003, and a post-close CD correcting the zip code and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-06): Lender provided corrected note, security instrument, mers rider and cd. Lender needs to send a copy of the explanation letter sent to the borrower for the pccd. Exception remains. Buyer Comment (2019-02-06): Corrected mortgage and docs uploaded with LOI to re-record.	02/06/2019			1	A		MT	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753081	XXXX	XXXX		22576753			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $76.00 exceeds tolerance of $69.00. Sufficient or excess cure was provided to the borrower at Closing. (7520)							01/25/2019		1	A		MT	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753082	XXXX	XXXX		22576805			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 12/26/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/12/26/2018)	Provide a post-close CD disclosing the tolerance cure of $150, a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-19): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2019-02-19): Cure check delivered [Redact] Reviewer Comment (2019-02-12): AMC received PCCD indicating cure, LOE, Refund Check, and Shipping Label. The Shipping Label indicates package is not yet delivered. Please indicate when Proof of Delivery is available to cure. Buyer Comment (2019-02-11): PCCD, LOE, cure check and tracking uploaded.		02/19/2019		2	B		WA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753082	XXXX	XXXX		22576806			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___	The file was missing a copy of the final title policy.	Borrower on this full documentation loan has a disposable income of [Redact] 14.06 months reserves > 3 months guideline minimum - borrowers have verified reserves of [Redact] 0 X 30 24 month housing history		Owner Owner Owner	Reviewer Comment (2019-01-18): Lender approved exception granting LTV up to [Redact]			01/18/2019	2	B		WA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753082	XXXX	XXXX		22576808			Compliance	Compliance	Federal Compliance	TRID Defect	Federal HPML 2014 Compliant	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (75103)					Reviewer Comment (2019-02-19): Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD received. Buyer Comment (2019-02-19): Cure check delivered [Redact] Reviewer Comment (2019-02-12): AMC received PCCD indicating cure, LOE, Refund Check, and Shipping Label. The Shipping Label indicates package is not yet delivered. Please indicate when Proof of Delivery is available to cure. Buyer Comment (2019-02-11): PCCD, LOE, cure check and tracking uploaded.		02/19/2019		2	B		WA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753083	XXXX	XXXX		22576788			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Bank statement ending [Redact] is missing the first page, which is required to be reviewed to ensure it supports deposits used in income calculations.				Reviewer Comment (2019-01-29): Lender provided a copy of pg 1 of the [Redact] statement. Buyer Comment (2019-01-28): 1st page uploaded	01/29/2019			1	A		CT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753083	XXXX	XXXX		22576789			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.
Per the guidelines, the maximum allowable DTI is 50%, the actual DTI is 105.57%.  The difference is due to the lender qualified the borrower with income of [Redact] and the calculated income was [Redact]  The lender used 100% of the deposits from the business bank statements and per the guides, an expense factor of 50% is used to calculate the income using business bank statements or if the borrower's business expense factor is higher or lower than 50%, an Expense Statement or P&L Statement may be used to determine monthly income.  The borrower prepared P&L in file did not cover the same period as the bank statements and the 50% expense factor was used to calculate the income.
														Reduction in housing payment by $236.25 is over 10% No discretionary debt; conservative use of credit or minimal use of revolving credit Borrower has 5+ years on job		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-27): Lender exception provided to allow 100% of deposits for calculating income and lender approval in file for DTI exception approval to [Redact] This issue is waived. Buyer Comment (2019-02-26): post consummation exception approval uploaded to allow 100% of deposits for business bank statements.			02/27/2019	2	B		CT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753083	XXXX	XXXX		22576790			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The title commitment reflects a policy amount of [Redact] which is not sufficient to cover the loan amount of [Redact]				Reviewer Comment (2019-01-24): Lender provided a copy of the short form title policy with sufficient coverage. This issue is cleared. Buyer Comment (2019-01-24): uploaded	01/24/2019			1	A		CT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753083	XXXX	XXXX		22576791			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.
The Non-Prime guidelines require a minimum of $1,500 in residual income; however, the investor residual income is -[Redact]  Note: The difference is due to the lender qualified the borrower with income of [Redact] and the calculated income was [Redact]  The lender used 100% of the deposits from the business bank statements and per the guides, an expense factor of 50% is used to calculate the income using business bank statements or if the borrower's business expense factor is higher or lower than 50%, an Expense Statement or P&L Statement may be used to determine monthly income.  The borrower prepared P&L in file did not cover the same period as the bank statements and the 50% expense factor was used to calculate the income.
																	Reviewer Comment (2019-02-27): Lender provided an approval to use 100% of deposits which cured the residual income issue. This issue is cleared. Buyer Comment (2019-02-26): post consummation exception approval uploaded to allow 100% of deposits for business bank statements.	02/27/2019			1	A		CT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753083	XXXX	XXXX		22576792			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2019-01-24): Lender provided a copy of the short form title policy with sufficient coverage. This issue is cleared.	01/24/2019			1	A		CT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753083	XXXX	XXXX		22576794			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (75106)					Reviewer Comment (2019-02-27): Lender provided an exception approval to use 100% of deposits and there is a DTI exception approval to [Redact] This issue is cleared. Buyer Comment (2019-02-26): post consummation exception approval uploaded to allow 100% of deposits for business bank statements.	02/27/2019			1	A		CT	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753083	XXXX	XXXX		22576795			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Income Docs Missing:		Bank statement ending [Redact] is missing the first page, which is required to be reviewed to ensure it supports deposits used in income calculations.				Reviewer Comment (2019-02-27): Lender provided an exception to use 100% of deposits and there is a DTI exception approval for DTI to [Redact] Exception replaced with moderately exceeds guidelines. This issue is cleared. Buyer Comment (2019-02-26): post consummation exception approval uploaded to allow 100% of deposits for business bank statements.	02/27/2019			1	A		CT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753083	XXXX	XXXX		22576796			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
The loan is at ATR Risk due to the maximum DTI is 50% and the investor DTI is 105.57%. The difference is due to the lender qualified the borrower with income of [Redact] and the calculated income was [Redact]  The lender used 100% of the deposits from the business bank statements and per the guides, an expense factor of 50% is used to calculate the income using business bank statements or if the borrower's business expense factor is higher or lower than 50%, an Expense Statement or P&L Statement may be used to determine monthly income.  The borrower prepared P&L in file did not cover the same period as the bank statements and the 50% expense factor was used to calculate the income.
																	Reviewer Comment (2019-02-27): Lender provided an exception approval to use 100% of deposits for income calculations and there is an exception approval for the DTI to [Redact] This issue is cleared. Buyer Comment (2019-02-26): post consummation exception approval uploaded to allow 100% of deposits for business bank statements.	02/27/2019			1	A		CT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753083	XXXX	XXXX		22576797			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $155.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)							01/15/2019		1	A		CT	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753083	XXXX	XXXX		22576799			Credit	Guideline	Guideline Issue	Guideline	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.	No discretionary debt; conservative use of credit or minimal use of revolving credit Borrower has 5+ years on job		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-17): Lender provided an exception approval for the trade lines.			01/17/2019	2	B		CT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753083	XXXX	XXXX		22576800			Credit	Guideline	Guideline Issue	Guideline	Borrower does not have the minimum active tradelines per guidelines.		Guidelines required a minimum of 3 tradelines reporting for 12+ months with activity in last 12 months OR 2 tradelines reporting for 24+ months with activity in the last 12 months. The borrower only has one mortgage tradeline reporting in the last 12 months. The lender approved an exception for the tradeline requirement.				Reviewer Comment (2019-01-24): Per guidelines: Up to three (3) NSF checks in the most recent 12-month period are allowed with explanation from the borrower. Note: Overdraft Protection Transfers are not considered an NSF. Borrower had one nsf check within the past 12 months and explanation letter is in file. Buyer Comment (2019-01-24): In review of the bank statements, all overdrafts. Per guidelines, overdrafts are excluded.	01/24/2019			1	A		CT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753083	XXXX	XXXX		22576801			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 52.78755% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)		Reduction in housing payment by $236.25 is over 10% No discretionary debt; conservative use of credit or minimal use of revolving credit Borrower has 5+ years on job		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-27): Lender [provided a DTI exception approving to [Redact] This issue is waived to an EV2.			02/27/2019	2	B		CT	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753084	XXXX	XXXX		22576810			Compliance	Compliance	Federal Compliance	TRID	Disparity in Occupancy - High Cost	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Initial and Final 1003 declarations page 3, disclosed borrowers intend of owner occupy subject which was completed as investment property. Provide corrected 1003 and letter explaining why intent to owner occupy was disclosed.				Reviewer Comment (2019-01-23): AMC received Final Settlement Statement indicating the CDA Fee was not charged. Exception Cleared. Buyer Comment (2019-01-22): CDA fee was not charged, also refer to Final Alta SS uploaded. Buyer Comment (2019-01-22): Final Alta SS uploaded to reflect cure done at closing.	01/23/2019			1	A		TX	Investment	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	N/A	N/A	Yes
215753084	XXXX	XXXX		22576811			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure of [Redact] increase was reflected, which is insufficient to cure [Redact] for Collateral Desktop Analysis and [Redact] for Appraisal fee. Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check for remaining cure of [Redact] proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-17): Cure provided on the final CD		01/17/2019		2	B		TX	Investment	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	N/A	N/A	Yes
215753084	XXXX	XXXX		22576812			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact])	The initial LE disclosed a Loan Origination fee paid to the broker; however the fee name was changed to Mortgage Broker Fee on the re-disclosed LE's and all CD's in file. The fee terminology was inconsistent between the LE and CD.				Reviewer Comment (2019-01-23): AMC received Final Settlement Statement indicating the CDA Fee was not charged. Exception Cleared. Buyer Comment (2019-01-22): CDA fee was not charged, also refer to Final Alta SS uploaded. Buyer Comment (2019-01-22): Final Alta SS uploaded reflecting cure done at closing.	01/23/2019			1	A		TX	Investment	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	N/A	N/A	Yes
215753084	XXXX	XXXX		22576813			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Max 70% LTV for Investment property Cash-out refin Grade A with <620 FICO.	Residual income greater than $2500 Substantial Cash Reserves (>6 months)		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-17): Lender approved exception granting LTV increase to [Redact]			01/17/2019	2	B		TX	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	N/A	N/A	No
215753084	XXXX	XXXX		22576814			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Fee was not disclosed on initial Loan Estimate dated 10-4, added on 10-18 LE with no change of circumstance. No cure provided.								2	B		TX	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	N/A	N/A	No
215753084	XXXX	XXXX		22576815			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact])	The initial LE disclosed a Loan Origination fee paid to the broker; however the fee name was changed to Mortgage Broker Fee on the re-disclosed LE's and all CD's in file. The fee terminology was inconsistent between the LE and CD.								2	B		TX	Investment	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	N/A	N/A	Yes
215753084	XXXX	XXXX		22576817			Compliance	Compliance	Federal Compliance	Missing Required Data (other than HUD-1 or Note)	Disparity in Occupancy - High Cost	The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment)	Initial and Final 1003 declarations page 3, disclosed borrowers intend of owner occupy subject which was completed as investment property. Provide corrected 1003 and letter explaining why intent to owner occupy was disclosed.				Reviewer Comment (2019-01-23): Lender sent corrected 1003 reflecting borrower does not intend to occupy the subject as their primary residence. Buyer Comment (2019-01-23): Please see attached: corrected 1003 and letter of explanation to the borrower.	01/23/2019			1	A		TX	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	N/A	N/A	No
215753085	XXXX	XXXX		22576819			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	Underwriter made exception for LTV 5% over guidelines.	Borrower is on a fixed income with Social Security and Pension. Borrowers have (Borrower has) owned the subject property for 19 years		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-17): Lender provided approval exception to allow exceeding LTV max of [Redact] Buyer Comment (2019-01-17): Please provide more clarity to the exception beyond stated. The max loan to value was [Redact] There was an exception approval at [Redact] loan to value prior to close.			01/17/2019	2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753085	XXXX	XXXX		22576821			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7564)	Fee was disclosed as $165 on LE, and increased to $ 405.10 on Final CD. No valid COC provided, cure provided at closing.
Reviewer Comment (2019-01-23): Sufficient or excess cure was provided to the borrower at Closing.

Buyer Comment (2019-01-22): Please note the COC initially provided was completed incorrectly.  Please use COC dated [Redact] uploaded with Trailing Docs.  Lock was extended on [Redact] for 7 days and CD dated [Redact] reflects the lock extension.

Reviewer Comment (2019-01-18): AMC received COC's dated [Redact] [Redact] [Redact] & [Redact] Two different COC's dated [Redact] references a change requested by Borrower and the new one with a lock extension, with a revised CD due on [Redact]  A revised CD in this time frame has not been provided.  The Loan Discount Fee changed on [Redact] to [Redact] without a reason.  Please provide missing CD to review.

Buyer Comment (2019-01-17): COC [Redact] [Redact] [Redact] and [Redact] have been uploaded.
																		01/23/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753085	XXXX	XXXX		22576822			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7564)	Sufficient or excess cure was provided to the borrower at Closing.
Reviewer Comment (2019-01-23): Change of circumstance provided - rate lock extension

Buyer Comment (2019-01-22): Please note the COC initially provided was completed incorrectly.  Please use COC dated [Redact] uploaded with Trailing Docs.  Lock was extended on [Redact] for 7 days and CD dated [Redact] reflects the lock extension.

Reviewer Comment (2019-01-18): AMC received COC's dated [Redact] [Redact] [Redact] & [Redact] Two different COC's dated [Redact] references a change requested by Borrower and the new one with a lock extension, with a revised CD due on [Redact]  A revised CD in this time frame has not been provided.  The Loan Discount Fee changed on [Redact] to [Redact] without a reason.  Please provide missing CD to review.

Buyer Comment (2019-01-17): COC [Redact] [Redact] [Redact] and [Redact] have been uploaded.
																		01/23/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753085	XXXX	XXXX		22576823			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7567)	Fee was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided. Cure provided at closing.				Reviewer Comment (2019-01-15): Cure provided at closing.		01/15/2019		2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753085	XXXX	XXXX		22576824			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7567)	Sufficient or excess cure was provided to the borrower at Closing.				Reviewer Comment (2019-01-15): Cure provided at closing.		01/15/2019		2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753085	XXXX	XXXX		22576825			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___	The loan file is missing the Final Title Policy.	Borrower is on a fixed income with Social Security and Pension. Borrowers have (Borrower has) owned the subject property for 19 years		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-01-17): Lender provided approval exception to allow exceeding LTV max of [Redact] Buyer Comment (2019-01-17): Please provide more clarity to the exception beyond stated. The max loan to value was [Redact] There was an exception approval at [Redact] loan to value prior to close.			01/17/2019	2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753085	XXXX	XXXX		22576826			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $405.10 exceeds tolerance of $165.00. Sufficient or excess cure was provided to the borrower at Closing. (7564)	Sufficient or excess cure was provided to the borrower at Closing.						01/23/2019		1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753085	XXXX	XXXX		22576827			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $1,102.00 exceeds tolerance of $1,097.00. Sufficient or excess cure was provided to the borrower at Closing. (7567)	Sufficient or excess cure was provided to the borrower at Closing.						01/23/2019		1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753087	XXXX	XXXX		22576877			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	This is cured on the [Redact] PCCD, however, there file is missing a copy of the refund check to the borrower and evidence of mailing.								2	B		IN	Primary	Refinance - Cash-out - Home Improvement	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753087	XXXX	XXXX		22576879			Compliance	Compliance	Federal Compliance	TRID	TIL Right To Rescind - H-8 On Refinance By The Same Creditor	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Right to Cancel on form H-8 however same lender refinance should be on form H-9.				Reviewer Comment (2019-01-28): AMC received [Redact] cure check and Proof of Delivery. Exception Cured. Buyer Comment (2019-01-25): Cure check and tracking uploaded.		01/28/2019		2	B		IN	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753087	XXXX	XXXX		22576880			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $534.00 exceeds tolerance of $499.00. Sufficient or excess cure was provided to the borrower. (7506)	Fee was disclosed as $499.00 on LE, and increased to $534.00 on Final LE, no valid COC provided, nor evidence of cure provided at closing.				Reviewer Comment (2019-01-28): AMC received [Redact] cure check and Proof of Delivery. Exception Cured. Buyer Comment (2019-01-25): Cure check and tracking uploaded.		01/28/2019		2	B		IN	Primary	Refinance - Cash-out - Home Improvement		B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753090	XXXX	XXXX		22576888			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	B	A	C	B	A	A	Non QM	Non QM	No
215753090	XXXX	XXXX		22576889			Compliance	Compliance	Federal Compliance	RESPA	RESPA - Initial Escrow Account statement Inaccurate	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-01-17): Corrected PCCD and LOE on file.		01/17/2019		2	B		LA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
215753090	XXXX	XXXX		22576891			Compliance	Compliance	Federal Compliance	TRID Defect	RESPA Homeownership Counseling List Timing	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing a copy of the Your Homeowners Counseling List for all borrowers provided within 3 days of originator application date.				Reviewer Comment (2019-02-12): AMC received PCCD indicating cure, LOE, Refund Check, and Proof of Delivery. Exception Cured. Buyer Comment (2019-02-12): Check has been delivered. Buyer Comment (2019-02-11): PCCD, LOE, cure check and tracking uploaded.		02/12/2019		2	B		LA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
215753090	XXXX	XXXX		22576893			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for collateral desktop review fee of [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-12): AMC received PCCD indicating cure, LOE, Refund Check, and Proof of Delivery. Exception Cured. Buyer Comment (2019-02-12): Check has been delivered. Buyer Comment (2019-02-11): PCCD, LOE, cure check and tracking uploaded.		02/12/2019		2	B		LA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	Non QM	Non QM	Yes
215753090	XXXX	XXXX		22576894			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2019-01-24): Lender sent proof the disclosure was sent [Redact]	01/24/2019			1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	B	A	C	B	A	A	Non QM	Non QM	No
215753090	XXXX	XXXX		22576925			Credit	Credit	Credit Eligibility	Guideline	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Fee was disclosed not disclosed on initial LE. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2019-01-23): Per guidelines, collections/chargeoffs do not have to be paid if the borrower has sufficient reserves to cover the amount in addition to the required reserves. Loan is not Carrington Flexible Advantage Plus Program. This is the only program excluded from the guideline.

Buyer Comment (2019-01-23): Refer to guidelines version 3.8 for collections/charge-offs.  As the loan closed under the Flex Advantage product, any outstanding collections/charge-offs can be left open if the borrower(s) has sufficient amount of reserves to cover the aggregate balance of all outstanding accounts evident.  The reserves can come from the proceeds of the refinance.  As such, per review of the final CD, net proceeds exceeded [Redact] which was more than adequate amount required to cover any and/or all outstanding accounts evident.
																		01/23/2019			1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	B	A	C	B	A	A	Non QM	Non QM	No
215753090	XXXX	XXXX		22576926			Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2019-01-24): AMC received SSPL dated [Redact] Exception Cleared.	01/24/2019			1	A		LA	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	B	A	C	B	A	A	Non QM	Non QM	No
215753091	XXXX	XXXX		22576896			Compliance	Compliance	Federal Compliance	TRID Defect	Federal LO Compensation (Disclosure)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-12): AMC received Refund Check and Proof of Delivery. Exception Cured. Buyer Comment (2019-02-12): Check has been delivered. Buyer Comment (2019-02-11): Cure check and tracking uploaded. Reviewer Comment (2019-02-01): Corrected CD and Letter of Explanation received by AMC. Cure check for [Redact] and proof of delivery still required to cure.		02/12/2019		2	B		GA	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753091	XXXX	XXXX		22576898			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids. (Final/[Redact])	The number of months of prepaid homeowners insurance disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		GA	Primary	Refinance - Cash-out - Other		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753091	XXXX	XXXX		22576899			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2019-02-01): Letter of Explanation & Corrected Closing Disclosure provide		02/01/2019		2	B		GA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753091	XXXX	XXXX		22576900			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids. (Final/[Redact])	The number of months of prepaid homeowners insurance disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-01): Letter of Explanation & Corrected Closing Disclosure provided Reviewer Comment (2019-01-30): Uploaded PCCD dated [Redact] is incomplete and unreadable. Please resubmit.		02/01/2019		2	B		GA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753092	XXXX	XXXX		22576908			Compliance	Compliance	State Compliance	State HPML	North Carolina Rate Spread Threshold Test Compliant	North Carolina Rate Spread Home Loan: APR on subject loan of 8.74100% or Final Disclosure APR of 8.78400% is in excess of allowable threshold of APOR 4.96% + 1.5%, or 6.46000%. Compliant Rate Spread Home Loan.									1	B		NC	Primary	Refinance - Cash-out - Home Improvement
Within 90 days of closing and prior to institution of any action against the lender, (1) notify the borrower, and (2) make appropriate restitution at the option of the borrower to either (a) make the loan comply with prohibited acts and practices or (b) change the terms of the loan in a manner beneficial to the borrower so the loan is no longer rate spread.

(Narrow Defense - Requires CHD Approval)
Within 120 days of discovery , which compliance failure was not intentional and resulted from a bona fide error,  creditor must: (1) provide Lender Attestation to AMC attesting the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how rate spread home loan was made despite procredures to prevent); (2) notify the borrower, and make appropriate restitution at the option of the borrower to either (a) make the loan comply with prohibited acts and practices or (b) change the terms of the loan in a manner beneficial to the borrower so the loan is no longer rate spread.
																												B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753092	XXXX	XXXX		22576909			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $155.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	Fee disclosed as $150 on LE dated [Redact] but disclosed as $155 on Final Closing Disclosure. Cure reflecting						01/17/2019		1	A		NC	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753094	XXXX	XXXX		22576936			Compliance	Compliance	State Compliance	State HPML	(State HPML) Oklahoma Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold)	[Redact] Higher-Priced Mortgage Loan: APR on subject loan of 9.50350% or Final Disclosure APR of 9.51900% is in excess of allowable threshold of APOR 4.98% + 1.5%, or 6.48000%. Compliant Higher Priced Loan.									1	B		OK	Primary	Refinance - Cash-out - Other	No obvious cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753094	XXXX	XXXX		22576938			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	Fee disclosed as [Redact] on CD dated [Redact], but disclosed as [Redact] on Final Closing Disclosure. The change of circumstance disclosure in the file was not valid.				Reviewer Comment (2019-01-25): Change of circumstance - Pricing exception for credit grade Buyer Comment (2019-01-24): COC [Redact] UPLOADED	01/25/2019			1	A		OK	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753094	XXXX	XXXX		22576940			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $3,981.25 exceeds tolerance of $2,143.75. Insufficient or no cure was provided to the borrower. (7200)	Fee disclosed as $2143.75 on CD dated [Redact], but disclosed as $3981.25 on Final Closing Disclosure. The change of circumstance disclosure in the file was not valid.				Reviewer Comment (2019-01-25): Change of circumstance - Pricing exception for credit grade Buyer Comment (2019-01-24): COC [Redact] UPLOADED	01/25/2019			1	A		OK	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753094	XXXX	XXXX		22576942			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV exceeds minimum LTV requirement for Grade C Cash-out refinance.	Residual income greater than 3X the VA 10.62 months reserves > 3 months guideline minimum - borrowers have verified reserves of [Redact] 576 representative FICO score > 500 guideline minimum - 76 points above guideline minimum Borrowers have owned the subject property for 20 years Borrower has employment stability for 20 years in [Redact]		Originator Pre-Close Owner Owner Owner Owner	Reviewer Comment (2019-02-05): Lender provided an approval exception to allow LTV to go up to [Redact] when the guideline max is [Redact] Buyer Comment (2019-02-05): post consummation exception approval uploaded.			02/05/2019	2	B		OK	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753094	XXXX	XXXX		22576944			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The address disclosed on the homeowner's insurance declarations page did not match the note address. The directional designation was not disclosed. Provide a revised declarations page correcting the address.				Reviewer Comment (2019-02-06): Lender provided HOI with correct address. Buyer Comment (2019-02-06): Dec Page	02/06/2019			1	A		OK	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753094	XXXX	XXXX		22576947			Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		Borrower's business account statements disclosed 93 NSF's exceeding the guideline max of 3 in the most recent 12 mo period.	Residual income greater than 3X the VA 10.62 months reserves > 3 months guideline minimum - borrowers have verified reserves of [Redact] 576 representative FICO score > 500 guideline minimum - 76 points above guideline minimum Borrowers have owned the subject property for 20 years Borrower has employment stability for 20 years in [Redact]		Originator Pre-Close Owner Owner Owner Owner
Reviewer Comment (2019-02-05): Lender sent approval exception to waive the requirement for a letter of explanation for the nsf's.

Buyer Comment (2019-02-05): post consummation exception approval uploaded.

Reviewer Comment (2019-01-23): Re-reviewed bank statements and find 2 nsf checks within the most recent 12 months. Per guidelines: Up to three (3) NSF checks in the most recent 12-month period are allowed with explanation from the borrower.
Do not find an explanation letter from the borrower in file. Letter is required per guidelines. Exception remains.

Buyer Comment (2019-01-23): Overdraft coverage is not considered NSF per guidelines version 3.7.
																				02/05/2019	2	B		OK	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753094	XXXX	XXXX		22576949			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		24 month Bank statement income program - missing 1 month statement (consecutive) to meet full 24 month statement requirement. The bank statements provided in the file were for the periods of [Redact] to [Redact]				Reviewer Comment (2019-02-11): Lender provided Oct. bank statement. Buyer Comment (2019-02-11): correct statement uploaded with revised calc. Reviewer Comment (2019-02-05): The statement for [Redact] is for a different acct [Redact] instead of [Redact] [Redact] states it is a payroll account. Exception remains. Buyer Comment (2019-02-05): Please see upload. revised statement analysis with new statements, re [Redact] and [Redact] 2018 used for qualifications.	02/11/2019			1	A		OK	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753095	XXXX	XXXX		22576910			Credit	Loan Package Documentation	Application / Processing	Missing Document	Missing Document: Divorce Decree / Child Support not provided		The file is missing a copy of the divorce decree, property settlement agreement, signed legal separation agreement, or court order to verify the co-borrower's child support liability, as required by the guidelines.				Reviewer Comment (2019-01-24): Documentation establishing the child support amount and the garnishment on the pay stub support lender's documentation requirements as no horizon for liability has been set. This issue is cleared. Buyer Comment (2019-01-23): upoaded	01/24/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753095	XXXX	XXXX		22576914			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7567)	Fee was disclosed as [Redact] on LE, and increased to $455 on Final CD. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-25): AMC received required documents, exception is cured at closing.		01/25/2019		2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753095	XXXX	XXXX		22576915			Compliance	Compliance	Federal Compliance	TRID Defect	Missing Document: Divorce Decree / Child Support not provided		The file is missing a copy of the divorce decree, property settlement agreement, signed legal separation agreement, or court order to verify the co-borrower's child support liability, as required by the guidelines.				Reviewer Comment (2019-01-25): AMC received required documents, exception is cleared.	01/25/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753095	XXXX	XXXX		22576916			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $450.00 exceeds tolerance of $405.00. Insufficient or no cure was provided to the borrower. (7567)	Fee was disclosed as $405 on LE, and increased to $455 on Final CD. No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure of $171.48, a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-25): AMC received required documents, exception is cured at closing.		01/25/2019		2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753096	XXXX	XXXX		22576937			Credit	Income / Employment	Income Documentation	Income / Employment	The 4506-T is missing information. Neither Box 6a or 6c is checked.		Missing 4506-T executed by borrower at application, as required by the guidelines.				Reviewer Comment (2019-02-26): N/A Buyer Comment (2019-02-26): Please note the 4506-T, re box 6a or 6c is not required to be marked as W2's were only used to qualify. As such, W2 transcripts were pulled. Record of accounts are not required per guidelines, on the W2 transcripts.	02/26/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753096	XXXX	XXXX		22576939			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV of 75%exceeds guideline requirement of 70%.	31.96% DTI on this full documentation loan < 43% guideline max - 11.04% below program guideline maximum Borrower on this (Documentation Type) documentation loan has a disposable income of [Redact]> $1,650 guideline minimum.		Owner Originator Pre-Close	Reviewer Comment (2019-01-18): Lender provided an exception approval for the LTV			01/18/2019	2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753096	XXXX	XXXX		22576941			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/[Redact])	The file contained documentation verifying the borrower received a copy of the appraisal on [Redact] which is prior to the revised appraisal date of [Redact] Provide documentation verifying the borrower received a copy of the updated appraisal.								2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753096	XXXX	XXXX		22576943			Compliance	Compliance	Federal Compliance	TRID	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.	APR disclosed at [Redact] and calculated at [Redact]						01/15/2019		1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753096	XXXX	XXXX		22576945			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7567)	Cure of $20 for Title Lenders Title Insurance was disclosed on the Final Closing Disclosure, however there is no proof of payment to Borrower.
Reviewer Comment (2019-02-26): Lender provided employer offer letter dated [Redact] Income verified.

Buyer Comment (2019-02-26): offer letter uploaded.

Reviewer Comment (2019-02-26): Loan designation failure due to ATR failure.   This will be cleared when ATR failure is cleared.

Reviewer Comment (2019-02-26): .

Reviewer Comment (2019-02-26): Loan designation is Non-QM. Lender elected to waive credit requirement for 10 day VOE, and paycheck prior to closing.  VOE on file.   Paycheck provided PTF.

Buyer Comment (2019-02-26): post consummation exception approval uploaded for VOE not provided within 10 days and paycheck stub not provided prior to close.  The paycheck was a PTF condition.

Reviewer Comment (2019-01-24): Paystub provided is dated [Redact] and note date is [Redact] Lender to provide paystub dated prior to close. Exception remains.

Buyer Comment (2019-01-23): uploaded
																		02/26/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753096	XXXX	XXXX		22576946			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Income and Assets - Wages	Ability to Repay (Dodd-Frank 2014): Unable to verify Wages/W-2 income using reasonably reliable third-party records. (Siebenhausen,Delia Surgery Partners/Wages)	The file was missing a pay stub for the borrowers current employment. The borrower started a new job as of [Redact] per the VVOE in file and all income documentation is from the prior employment.
Reviewer Comment (2019-02-26): Lender provided employer offer letter dated [Redact] Income verified.

Buyer Comment (2019-02-26): Note:  offer letter uploaded

Reviewer Comment (2019-02-26): Lender provided an exception approval waiving requirement for paystub prior to closing, however, approval states lender granted approval based on employer offer letter.  Lender to provide offer letter. It is assumed offer letter was used to determine income.  Lender to provide any other documentation used to determine amount borrower was to be paid at new job.

Reviewer Comment (2019-02-26): Loan designation is Non-QM. Lender elected to waive credit requirement for 10 day VOE, and paycheck prior to closing.  VOE on file.   Paycheck provided PTF.

Reviewer Comment (2019-02-26): .

Reviewer Comment (2019-02-26): Lender sent approval waiver for the first paystub and vvoe within 10 days of close.

Reviewer Comment (2019-02-26): Re-opening to re-run compliance first.

Reviewer Comment (2019-02-26): Lender sent approval to waive the first paystub and vvoe within 10 days.

Buyer Comment (2019-02-26): post consummation exception approval uploaded for VOE not provided within 10 days and paycheck stub not provided prior to close.  The paycheck was a PTF condition.

Reviewer Comment (2019-01-24): Paystub provided is dated [Redact] and note date is [Redact] Lender to provide paystub dated prior to close. Exception remains.

Buyer Comment (2019-01-23): uploaded
																		02/26/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753096	XXXX	XXXX		22576948			Compliance	Compliance	Federal Compliance	ATR/QM	The 4506-T is missing information. Neither Box 6a or 6c is checked.		Missing 4506-T executed by borrower at application, as required by the guidelines.				Reviewer Comment (2019-02-26): ATR failure due to insufficient income verification. This will be cleared once the ATR failure for lack of verification of borrower income is cleared. Reviewer Comment (2019-02-26): . Reviewer Comment (2019-02-26): Loan designation is Non-QM. Lender elected to waive credit requirement for 10 day VOE, and paycheck prior to closing. VOE on file. Paycheck provided PTF.			02/26/2019	1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753096	XXXX	XXXX		22576950			Credit	Income / Employment	Income Documentation	Income / Employment	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV of [Redact] exceeds guideline requirement of [Redact]	11.34 months reserves > 3 months guideline minimum - borrowers have verified reserves of [Redact] 31.96% DTI on this full documentation loan < 43% guideline max - 11.04% below program guideline maximum Borrower on this (Documentation Type) documentation loan has a disposable income of [Redact]> $1,650 guideline minimum.		Originator Pre-Close Owner Originator Pre-Close	Reviewer Comment (2019-02-26): Lender sent approval to waive the paystub and vvoe within 10 days. Buyer Comment (2019-02-26): post consummation exception approval uploaded for VOE not provided within 10 days and paycheck stub not provided prior to close. The paycheck was a PTF condition.			02/26/2019	2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753097	XXXX	XXXX		22576918			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Combined loan to value discrepancy.		Exception for CLTV over 70% has been requested and approved as shown on the 1008.	Increase in residual income by 10% or greater Borrowers have (Borrower has) owned the subject property for 13 years Borrower has job stability for 20 years as an [Redact]		Originator Pre-Close Owner Originator Pre-Close	Reviewer Comment (2019-01-18): Lender approved exception permitting LTV up to [Redact]			01/18/2019	2	B		NH	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753097	XXXX	XXXX		22576919			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7563)	Fee was not disclosed on Loan Estimate. Note: cure was provided on the post-close CD issued [Redact] however a copy of the refund check and proof of delivery was not provided.				Reviewer Comment (2019-01-25): AMC received required documents, exception is cured at closing. Buyer Comment (2019-01-24): CMS FUNDING WS SHOWS CURE WIRED TO ESCROW AT TIME OF FUNDING Reviewer Comment (2019-01-23): The loan file seems to indicate the issue was cured on the [Redact] CD, which is after the closing CD, dated [Redact] In order to address the exception we would need proof the issue was cured prior to the [Redact] date, or copy of the refund check, LOE and proof of delivery. Buyer Comment (2019-01-23): CURED AT TIME OF FUNDING		01/25/2019		2	B		NH	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753097	XXXX	XXXX		22576920			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for 0% tolerance violation of $55.00 was not provided.				Reviewer Comment (2019-01-25): AMC received required documents, the exception was cleared at closing. Buyer Comment (2019-01-24): CMS FUNDING WS SHOWS CURE WIRED TO ESCROW AT TIME OF FUNDING Reviewer Comment (2019-01-23): The loan file seems to indicate the issue was cured on the [Redact] CD, which is after the closing CD, dated [Redact] In order to address the exception we would need proof the issue was cured prior to the [Redact] date, or copy of the refund check, LOE and proof of delivery. Buyer Comment (2019-01-23): CURED AT TIME OF FUNDING		01/25/2019		2	B		NH	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753099	XXXX	XXXX		22576951			Credit	Insurance	Insurance Documentation	Insurance	Missing Document: Mortgage Insurance Certificate (MIC) not provided		The final CD disclosed the loan had mortgage insurance. A copy of the Mortgage insurance certificate was not provided.				Reviewer Comment (2019-02-05): Lender provided pccd reflecting no MI on the loan. Buyer Comment (2019-02-04): PCCD and LOE removing MI, no MI required on this loan program.	02/05/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215753099	XXXX	XXXX		22576953			Compliance	Compliance	Federal Compliance	Federal HPML	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.									2	B		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215753099	XXXX	XXXX		22576954			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215753099	XXXX	XXXX		22576959			Credit	Credit	Miscellaneous	Guideline	Missing Document: Mortgage Insurance Certificate (MIC) not provided		The final CD disclosed the loan had mortgage insurance. A copy of the Mortgage insurance certificate was not provided.				Reviewer Comment (2019-02-26): Lender altered qualifying method to Alt Doc 12 months bank statements. Meets guidelines. This issue is cleared. Buyer Comment (2019-02-25): The file to be restructured into a 12 month bank statement program. The borrower has > [Redact] fico and > 6 months reserves. Used worksheet completed originally but for only 12 months. total deposits [Redact]/12 months = [Redact] = [Redact] Using the 12 months average, the borrower income is substantially higher. However, will the income "as is" for data integrity purposes.	02/26/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215753099	XXXX	XXXX		22576962			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The zip code disclosed on the homeowner's insurance declarations page did not match the zip code disclosed on the note and title commitment in file. Provide a revised declarations page correcting the zip code.
Reviewer Comment (2019-02-27): Lender sent corrected note that is signed and mortgage with intent to re-record.

Buyer Comment (2019-02-27): Note with correct zip initialed by borrower uploaded.

Reviewer Comment (2019-02-15): Lender provided a letter of intent to have the mortgage corrected and acknowledged by the borrower when received back from recording and re-record. Lender also provided a copy of a corrected note. The Note needs to have the corrected Note change initialed by the borrower to clear that document. File also requires a corrected 1003. This issue remains open.

Buyer Comment (2019-02-14): Corrected Mortgage and Note uploaded with LOI.  Insurance zip code is correct.  Mortgage and Note were incorrect.
																		02/27/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215753099	XXXX	XXXX		22576963			Credit	System	General	Flood	Credit Exception:		The file was missing the [Redact] bank statement for [Redact] account [Redact]				Reviewer Comment (2019-01-24): Lender provided updated Flood Certificate with corrected zip code.	01/24/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215753099	XXXX	XXXX		22576964			Credit	System	General	System	Insurance address does not match Note address.		The zip code disclosed on the homeowner's insurance declarations page did not match the zip code disclosed on the note and title commitment in file. Provide a revised declarations page correcting the zip code.				Reviewer Comment (2019-02-28): Address correct.	02/28/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215753099	XXXX	XXXX		22576965			Credit	System	General	Appraisal Reconciliation	Flood Certificate Subject Address does not match Note address.		The zip code disclosed on the flood cert did not match the zip code disclosed on the note and title commitment in file. Provide a revised flood cert correcting the zip code.				Reviewer Comment (2019-03-12): Lender provided a corrected CDA. This issue is cleared. Buyer Comment (2019-03-11): uploaded	03/12/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215753099	XXXX	XXXX		22576966			Credit	System	General	System	1003 Subject Address does not match Note address.		1003 shows zip code of [Redact] and note reflects [Redact]				Reviewer Comment (2019-03-01): Lender provided a PCCD with cover letter correcting the zip code. This issue is cleared. Buyer Comment (2019-02-28): PCCD and LOE uploaded with correct zip code.	03/01/2019			1	A		TX	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215753100	XXXX	XXXX		22576970			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-01-17): Lender provided business listing and proof of worker's compensating certificate to verify two years existence and 100% ownership. Buyer Comment (2019-01-16): 3rd party verification uploaded in addition to docs to support.	01/17/2019			1	A		OH	Primary	Purchase	Lender to provide updated ATR/QM status	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753100	XXXX	XXXX		22576971			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-01-17): Lender provided business listing and proof of worker's compensating certificate to verify two years existence and 100% ownership. Buyer Comment (2019-01-16): uploaded.	01/17/2019			1	A		OH	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
215753100	XXXX	XXXX		22576972			Compliance	Compliance	Federal Compliance	ATR/QM	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	Third party verification of Self employment was not provided in loan file, as a result loan is failing ATR requirements.				Reviewer Comment (2019-01-17): Lender provided business listing and proof of worker's compensating certificate to verify two years existence and 100% ownership.	01/17/2019			1	A		OH	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
215753101	XXXX	XXXX		22576975			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The appraisal in the file was not in the name of the lender.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215753101	XXXX	XXXX		22576977			Compliance	Compliance	Federal Compliance	Federal HPML	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.								2	B		NJ	Primary	Purchase		B	B	A	A	B	B	A	A	Non QM	Non QM	No
215753101	XXXX	XXXX		22576978			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact])	The LE's in file disclosed a Title-Survey Fee; however the fee name was changed to Survey Fee on all CD's in file. The fee terminology was inconsistent between the LE and CD.								2	B		NJ	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753102	XXXX	XXXX		22576979			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		The assets documented in the file were equal to 4.47 months reserves, which were less than the guideline requirement of 6 months. Per the post-close CD in the file issued [Redact] the borrower needed [Redact] to close [Redact] funds to close - [Redact] cash-out at closing + [Redact] appraisal fee paid prior to closing). The reserves documented in the file were equal to [Redact] which were less than the required amount of [Redact]
Reviewer Comment (2019-02-26): Using the most recent statement including the [Redact] deposit as lender is waiving proof of that deposit.

Buyer Comment (2019-02-26): post consummation exception approval uploaded to waive detailed information for bill of sale on the sale of 2 cars.

Reviewer Comment (2019-02-25): Lender has provided bills of sale for 2 vehicles, one of which, for [Redact] is incomplete lacking seller buyer information in the Bill of Sale section. Borrower also provided current prior to funding back account data and a letter of explanation. File requires a copy of the bill of sale for [Redact] that identifies the borrower as the seller as well as buyer's name. This issue remains open.

Buyer Comment (2019-02-25): Although the deposits occurred after closing, this was part of a prior to funding condition.  The borrower did not deposit the checks for the sale of his vehicles that occurred in [Redact] and [Redact] respectively.  The condition was for the borrower to provide the evidence of deposits in addition to the transfer of sale documents, and a LOE. Please note the loan funded on [Redact]  We received an executed LOE from the borrower on [Redact]  with proof of deposits.

Reviewer Comment (2019-01-31): Lender provided additional bank account balance data. This documentation indicates borrower ha [Redact] available in the account at close of business on [Redact] the closing date. This reduces the amount of reserves to borrower's cash out of [Redact] for .74 months reserves. Post closing date deposits are not considered at time of closing. This issue remains open

Buyer Comment (2019-01-31): uploaded the most updated statement.  Didn't look like it went with the upload.
																		02/26/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215753102	XXXX	XXXX		22576982			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids. (Final/[Redact])	The number of months of prepaid homeowners insurance in section F of the final CD was corrected on the Post close CD and a copy of the letter of explanation sent to the borrower disclosing the changes made is attached to CD. Note: the post-close CD in file disclosed 12 months premium was collected for [Redact] however the declarations page verified the total premium as [Redact] and the additional amount of [Redact] paid before closing was required to be disclosed.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215753102	XXXX	XXXX		22576984			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids. (Final/[Redact])	The number of months of prepaid homeowners insurance in section F of the final CD was corrected on the Post close CD and a copy of the letter of explanation sent to the borrower disclosing the changes made is attached to CD. Note: the post-close CD in file disclosed 12 months premium was collected for $2,283.62; however the declarations page verified the total premium as $2,410.36 and the additional amount of $126.74 paid before closing was required to be disclosed.				Reviewer Comment (2019-02-05): Letter of Explanation & Corrected Closing Disclosure provided		02/05/2019		2	B		CA	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	B	B	A	A	Non QM	Non QM	Yes
215753102	XXXX	XXXX		22576985			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Do not have sufficient proof for the [Redact] deposit.	50.75% LTV < 85% guideline max - $194,368.75 more equity than required by program guidelines. Borrower on this full documentation loan has a disposable income of [Redact]> $3,250 guideline minimum 28.06% DTI on this full documentation loan < 43% guideline max - 14.94% below program guideline maximum		Owner Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-26): Lender is waiving proof of [Redact] deposit and is using for reserves.			02/26/2019	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	B	B	A	A	Non QM	Non QM	No
215753103	XXXX	XXXX		22576987			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	DTI>[Redact]				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		NY	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753103	XXXX	XXXX		22576988			Compliance	Compliance	Federal Compliance	TRID	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [Redact] moderately exceeds the guideline maximum of [Redact] (DTI Exception is eligible to be regraded with compensating factors.)	DTI>[Redact]				Reviewer Comment (2019-01-24): Corrected PCCD and LOE on file.		01/24/2019		2	B		NY	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753103	XXXX	XXXX		22576989			Compliance	Compliance	Federal Compliance	TRID Defect	Income Docs Missing:	Borrower: [Redact]	The file was missing a copy of the most recent tax returns (with all schedules) to calculate the rental income for the investment property owned > 1 year, as required by the guidelines.
Reviewer Comment (2019-02-27): AMC received funding breakdown indicating [Redact] credit. Exception Cured.

Buyer Comment (2019-02-27): [Redact] TOLERANCE CURE WAS APPLIED AT TIME OF FUNDING. FUNDING BALANCING WORKSHEET UPLOADED AS NY STATE DOES NOT SUPPLY FINAL ALTA SS.

Reviewer Comment (2019-02-26): Principal reduction of [Redact] confirmed.  Cure required was [Redact]  Please provided evidence borrower received [Redact] cure (Post Close CD dated [Redact] reflects a [Redact] cure to borrower) Please provide copy of cure check or Final Settlement Statement to confirm

Buyer Comment (2019-02-26): CORRECTED PCCD AND LOE UPLOADED.

Reviewer Comment (2019-02-25): AMC received PCCD indicating principal reduction, LOE, and Payment History indicating cure reduction. The PCCD needs to indicate the amount the closing costs exceeded limits on page 3 and the principal reduction is applied to cure. Please provide corrected CD.

Buyer Comment (2019-02-22): PCCD and LOE uploaded with payment history reflecting principal reduction.
																			02/27/2019		2	B		NY	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753103	XXXX	XXXX		22576990			Compliance	Compliance	Federal Compliance	TRID	Federal LO Compensation (Disclosure)	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.
Reviewer Comment (2019-02-27): AMC received funding breakdown indicating [Redact] credit. Exception Cured.

Buyer Comment (2019-02-27): [Redact] TOLERANCE CURE WAS APPLIED AT TIME OF FUNDING. FUNDING BALANCING WORKSHEET UPLOADED AS NY STATE DOES NOT SUPPLY FINAL ALTA SS.

Reviewer Comment (2019-02-26): Principal reduction of [Redact] confirmed.  Cure required was [Redact]  Please provided evidence borrower received [Redact] cure (Post Close CD dated [Redact] reflects a [Redact] cure to borrower) Please provide copy of cure check or Final Settlement Statement to confirm

Buyer Comment (2019-02-26): CORRECTED PCCD AND LOE UPLOADED.

Reviewer Comment (2019-02-25): AMC received PCCD indicating principal reduction, LOE, and Payment History indicating cure reduction. The PCCD needs to indicate the amount the closing costs exceeded limits on page 3 and the principal reduction is applied to cure. Please provide corrected CD.

Buyer Comment (2019-02-22): PCCD and LOE uploaded with payment history reflecting principal reduction.

Reviewer Comment (2019-02-13): AMC received PCCD correcting fee placement. The CDA tolerance violation is outstanding. Please provide corrected CD, LOE, Refund Check, and Proof of Delivery to cure.

Buyer Comment (2019-02-12): Sorry, the Consultant fee has been moved to Section C.

Buyer Comment (2019-02-12): Per the AMC LAS the LE dated [Redact] was used to establish the 10% fees; however not all fees were used in the calculation. The 10% baseline should be [Redact] not [Redact] [Redact] attorney fee missing from AMC calculation). Please recalculate and provide updated figures. The Consultant fee of [Redact] has been added to section B also. There is no 10% violation.
																			02/27/2019		2	B		NY	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753103	XXXX	XXXX		22576991			Credit	Income / Employment	Income Documentation	Income / Employment	The 4506-T is missing information. Neither Box 6a or 6c is checked.		The file was missing a copy of the executed 4506-T at application, as required by the guidelines.				Reviewer Comment (2019-01-28): Lender provided a corrected 4506-T. Buyer Comment (2019-01-28): uploaded	01/28/2019			1	A		NY	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753103	XXXX	XXXX		22576992			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application	RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.	The Affiliated Business Arrangement Disclosure in the file was dated [Redact] which is greater than three business days from the application date of [Redact] Provide a copy of the disclosure provided to the borrower within three business days of the application date.								2	B		NY	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753103	XXXX	XXXX		22576993			Credit	Income / Employment	Income Documentation	Income / Employment	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for Collateral Desktop Analysis of [Redact] and Consultant fee of $630.00 was not provided (total cure due [Redact]				Reviewer Comment (2019-01-30): The file contained a copy of the current lease agreement and the lender provided the schedule E used to calculate the rental loss. The documentation provided was sufficient. Reviewer Comment (2019-01-28): Lender only provided 1 page of the schedule e. Lender to provide all pages of the 2017 tax returns. Exception remains. Buyer Comment (2019-01-28): uploaded schedule E	01/30/2019			1	A		NY	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753103	XXXX	XXXX		22576994			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Invalid Section B Combinations	TILA-RESPA Integrated Disclosure - Loan Costs: Final Closing Disclosure provided on [Redact] reflects a fee Paid To lender or broker for fee within Services Borrower Did Not Shop For section. (Final/[Redact])	The payee for the Consultant Fee charged on the final and post-close CD's was blank. Provide a post-close CD disclosing the payee and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2019-02-13): AMC received PCCD moving Consultant Fee to section C and paid to chosen provider. Exception Cleared.

Buyer Comment (2019-02-12): Sorry, the Consultant fee has been moved to Section C.

Buyer Comment (2019-02-12): Per the AMC LAS the LE dated [Redact] was used to establish the 10% fees; however not all fees were used in the calculation. The 10% baseline should be [Redact] not [Redact] [Redact] attorney fee missing from AMC calculation). Please recalculate and provide updated figures. The Consultant fee of [Redact] has been added to section B also. There is no 10% violation.
																		02/13/2019			1	A		NY	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753103	XXXX	XXXX		22576995			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-13): AMC received PCCD correcting Section B fee and LOE. Exception Cured. Buyer Comment (2019-02-12): The Consultant fee has been moved to Section C and part of the 10% calculation. See uploaded revised CD.		02/13/2019		2	B		NY	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753103	XXXX	XXXX		22576996			Compliance	Compliance	Federal Compliance	TRID	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The title fees were disclosed in section B of the final CD (Services Borrower Did Not Shop For); however the fees were payable to a provider that was not disclosed on the SSPL and should have been disclosed is section C (Services Borrower Did Shop For). Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-24): Lender provided a post-close CD moving the fees to the correct section.		01/24/2019		2	B		NY	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753103	XXXX	XXXX		22576997			Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.		The homeowner's insurance binder in the file has an expiration date of [Redact] which is prior to the disbursement date. Provide a copy of the renewal homeowner's insurance declarations page or policy.				Reviewer Comment (2019-01-29): Lender provided documentation showing uninterrupted coverage and new expiration date is [Redact] This issue is cleared. Buyer Comment (2019-01-29): uploaded	01/29/2019			1	A		NY	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753103	XXXX	XXXX		22576998			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - ATR Risk	Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.	DTI>43%
Reviewer Comment (2019-01-30): Lender provided documentation to calculate the rental loss for the investment property, resulting in a DTI below the program maximum

Reviewer Comment (2019-01-29): Bank statement income = [Redact] ([Redact] lender missed a [Redact] exclusion), Wages [Redact] Rental Loss [Redact] Rental Income [Redact] (can't have income and loss on same property). Resulting DTI [Redact] Provide a 1003 and 1008 using the above numbers. This issue remains open.

Buyer Comment (2019-01-29): Please see upload, bank statement analysis completed.  For better visual, each specific deposits excluded were noted separately.  After the deposits/transfers, the average deposit results in [Redact] per month.  CMS underwriter erred, however, the re-calculated income is slightly higher.  Per review of the LAS report, the discrepancy was the bank statement income, in addition to 2 liabilities that was not factored into the ratios.  The ratio is still under [Redact]
																		01/30/2019			1	A		NY	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM Loan Designation	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753103	XXXX	XXXX		22576999			Compliance	Compliance	Federal Compliance	ATR/QM Defect	The 4506-T is missing information. Neither Box 6a or 6c is checked.		The file was missing a copy of the executed 4506-T at application, as required by the guidelines.
Reviewer Comment (2019-01-30): Lender provided documentation to calculate the rental loss for the investment property, resulting in a DTI below the program maximum

Reviewer Comment (2019-01-29): Bank statement income = [Redact] ([Redact] lender missed a [Redact] exclusion), Wages [Redact] Rental Loss [Redact] Rental Income [Redact] (can't have income and loss on same property). Resulting DTI [Redact] Provide a 1003 and 1008 using the above numbers. This issue remains open.

Buyer Comment (2019-01-29): Please see upload, bank statement analysis completed.  For better visual, each specific deposits excluded were noted separately.  After the deposits/transfers, the average deposit results in [Redact] per month.  CMS underwriter erred, however, the re-calculated income is slightly higher.  Per review of the LAS report, the discrepancy was the bank statement income, in addition to 2 liabilities that was not factored into the ratios.  The ratio is still under [Redact]
																		01/30/2019			1	A		NY	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753103	XXXX	XXXX		22577000			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	TRID non-compliant: Fees were not reflected in the correct section of the disclosure.		The title fees were disclosed in section B of the final CD (Services Borrower Did Not Shop For); however the fees were payable to a provider that was not disclosed on the SSPL and should have been disclosed is section C (Services Borrower Did Shop For). Provide a post-close CD moving the fees to the correct section and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2019-01-30): Lender provided documentation to calculate the rental loss for the investment property, resulting in a DTI below the program maximum.

Reviewer Comment (2019-01-29): Bank statement income = [Redact] [Redact] lender missed a [Redact] exclusion), Wages [Redact] Rental Loss [Redact] Rental Income [Redact] (can't have income and loss on same property). Resulting DTI [Redact] Provide a 1003 and 1008 using the above numbers. This issue remains open.

Buyer Comment (2019-01-29): Please see upload, bank statement analysis completed.  For better visual, each specific deposits excluded were noted separately.  After the deposits/transfers, the average deposit results in [Redact] per month.  CMS underwriter erred, however, the re-calculated income is slightly higher.  Per review of the LAS report, the discrepancy was the bank statement income, in addition to 2 liabilities that was not factored into the ratios.  The ratio is still under [Redact]
																		01/30/2019			1	A		NY	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753103	XXXX	XXXX		22577001			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines		The homeowner's insurance binder in the file has an expiration date of [Redact] which is prior to the disbursement date. Provide a copy of the renewal homeowner's insurance declarations page or policy.
Reviewer Comment (2019-01-30): Lender provided documentation to calculate the rental loss for the investment property, resulting in a DTI below the program maximum

Reviewer Comment (2019-01-29): Bank statement income = [Redact] ([Redact] lender missed a [Redact] exclusion), Wages [Redact] Rental Loss [Redact] Rental Income [Redact] (can't have income and loss on same property). Resulting DTI [Redact] Provide a 1003 and 1008 using the above numbers. This issue remains open.

Buyer Comment (2019-01-29): Please see upload, bank statement analysis completed.  For better visual, each specific deposits excluded were noted separately.  After the deposits/transfers, the average deposit results in [Redact] per month.  CMS underwriter erred, however, the re-calculated income is slightly higher.  Per review of the LAS report, the discrepancy was the bank statement income, in addition to 2 liabilities that was not factored into the ratios.  The ratio is still under [Redact]
																		01/30/2019			1	A		NY	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753103	XXXX	XXXX		22577002			Compliance	Compliance	Federal Compliance	TRID	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		DTI>[Redact] due to using schedule e for rental income.				Reviewer Comment (2019-02-26): Pay history received	02/26/2019			1	A		NY	Primary	Refinance - Cash-out - Other	Good Faith Redisclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753104	XXXX	XXXX		22577003			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The subject city disclosed on the homeowner's insurance declarations page did not match the city disclosed on the note or title. Provide a revised declarations page or policy with the correct city.
Reviewer Comment (2019-02-28): Review confirmed with USPS zip code look-up that using the same street address the using both  [Redact] then [Redact] both validate as a correct address with the same street address and zip code. This issue is cleared.

Buyer Comment (2019-02-28): USPS reflects both cities to be acceptable per search.  Either city entered into the USPS search with the complete address will come up.  Please clear.

Reviewer Comment (2019-02-12): The lender provided USPS documentation indicating the City on the Note and City on the insurance declarations page are both valid. The city name on all documents must match to city used on the Note. This issue remains open.

Buyer Comment (2019-02-12): USPS shows that [Redact] and [Redact] are both acceptable city names for this property. Please review exception for EV2 grade.
																		02/28/2019			1	A		FL	Primary	Refinance - Cash-out - Home Improvement		C	A	C	A	B	A	A	A	Non QM	Non QM	No
215753104	XXXX	XXXX		22577005			Credit	System	General	Appraisal Reconciliation	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (75106)	Fee disclosed as [Redact] on LE [Redact] but disclosed as [Redact] on Final Closing Disclosure. Cure reflecting				Reviewer Comment (2019-02-05): Lender provided updated appraisal with corrected address.	02/05/2019			1	A		FL	Primary	Refinance - Cash-out - Home Improvement		C	A	C	A	B	A	A	A	Non QM	Non QM	No
215753104	XXXX	XXXX		22577007			Compliance	Compliance	Federal Compliance	Federal HPML	Valuation address does not match Note address.	Valuation Type: Appraisal / Valuation Report Date: [Redact]	The subject city disclosed on the appraisal did not match the city disclosed on the note or title. Provide a revised appraisal with the correct city.				Reviewer Comment (2019-02-05): Lender provided updated appraisal with corrected address. Buyer Comment (2019-02-05): CORRECTED APPRAISAL HAS BEEN UPLOADED.	02/05/2019			1	A		FL	Primary	Refinance - Cash-out - Home Improvement		C	A	C	A	B	A	A	A	Non QM	Non QM	No
215753104	XXXX	XXXX		22577008			Compliance	Compliance	Federal Compliance	TRID	Insurance address does not match Note address.		The subject city disclosed on the homeowner's insurance declarations page did not match the city disclosed on the note or title. Provide a revised declarations page or policy with the correct city.						01/24/2019		1	A		FL	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	A	C	A	B	A	A	A	Non QM	Non QM	Yes
215753104	XXXX	XXXX		22577009			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (7563)	Fee was not disclosed on Loan Estimate. Cure reflecting						01/24/2019		1	A		FL	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	A	C	A	B	A	A	A	Non QM	Non QM	Yes
215753105	XXXX	XXXX		22577010			Credit	Insurance	Insurance Analysis	Insurance	Hazard Insurance Policy expires within 90 days of the Note Date.		Per the guidelines, the homeowner's insurance policy is required to be effective at minimum 30 days after funding, the declarations page in file verified the policy expired [Redact] Provide a copy of the renewal policy or declarations page.				Reviewer Comment (2019-01-30): Lender provided a full copy of the evidence of insurance reflecting the updated policy. Buyer Comment (2019-01-30): uploaded Reviewer Comment (2019-01-30): Lender provided page 1 when the policy reflects there are 3 pages. Lender to provide the other 2 pages of the policy. Exception remains. Buyer Comment (2019-01-29): uploaded	01/30/2019			1	A		OR	Investment	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	N/A	N/A	No
215753105	XXXX	XXXX		22577012			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate. (Final/[Redact])	Final Closing Disclosure disclosed escrowed property costs over year 1 as [Redact] calculated [Redact] Provide a post close CD correcting the Escrow Amount section and a copy o the letter of explanation letter sent to he borrower disclosing the changes made.				Reviewer Comment (2019-01-28): Correct PCCD and LOE on file.		01/28/2019		2	B		OR	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	N/A	N/A	Yes
215753105	XXXX	XXXX		22577013			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/675598)	Final CD reflected escrow payments [Redact] under projected payments, actual escrow payments are [Redact] Provide a post close CD correcting the estimated escrow of payment stream 1 and a copy of the letter of explanation letter sent to he borrower disclosing the changes made.						01/23/2019		1	A		OR	Investment	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	B	A	C	B	A	A	N/A	N/A	Yes
215753105	XXXX	XXXX		22577014			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/675599)	Final CD reflected escrow payments [Redact] under projected payments, actual escrow payments are [Redact] Provide a post close CD correcting the estimated escrow of payment stream 2 and a copy of the letter of explanation letter sent to he borrower disclosing the changes made.				Reviewer Comment (2019-01-28): Corrected PCCD and LOE on file. Refund and proof of delivery not required.		01/28/2019		2	B		OR	Investment	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	N/A	N/A	Yes
215753105	XXXX	XXXX		22577015			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/675600)	Final CD reflected escrow payments [Redact] under projected payments, actual escrow payments are [Redact] Provide a post close CD correcting the estimated escrow of payment stream 3 and a copy of the letter of explanation letter sent to he borrower disclosing the changes made.				Reviewer Comment (2019-01-28): Corrected PCCD and LOE on file. Refund and proof of delivery not required.		01/28/2019		2	B		OR	Investment	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	N/A	N/A	Yes
215753105	XXXX	XXXX		22577016			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Escrow Payment	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/675601)	Final CD reflected escrow payments [Redact] under projected payments, actual escrow payments are [Redact] Provide a post close CD correcting the estimated escrow of payment stream 4 and a copy of the letter of explanation letter sent to he borrower disclosing the changes made.				Reviewer Comment (2019-01-28): Corrected PCCD and LOE on file. Refund and proof of delivery not required.		01/28/2019		2	B		OR	Investment	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	N/A	N/A	Yes
215753105	XXXX	XXXX		22577017			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate	TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on [Redact] disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/675598)	Final CD reflected escrow payments [Redact] under projected payments, actual escrow payments are [Redact] Provide a post close CD correcting the estimated escrow of payment stream 1 and a copy of the letter of explanation letter sent to he borrower disclosing the changes made.				Reviewer Comment (2019-01-28): Corrected PCCD and LOE on file. Refund and proof of delivery not required.		01/28/2019		2	B		OR	Investment	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	N/A	N/A	Yes
215753105	XXXX	XXXX		22577018			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7506)	Appraisal fee was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided. Cure provided at closing.				Reviewer Comment (2019-01-28): Corrected PCCD and LOE on file. Refund and proof of delivery not required.		01/28/2019		2	B		OR	Investment	Refinance - Cash-out - Other	TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Corrected CD, and Re-open Rescission if Applicable	C	B	B	A	C	B	A	A	N/A	N/A	Yes
215753105	XXXX	XXXX		22577019			Compliance	Compliance	Federal Compliance	TRID	Hazard Insurance Policy expires within 90 days of the Note Date.		Per the guidelines, the homeowner's insurance policy is required to be effective at minimum 30 days after funding, the declarations page in file verified the policy expired [Redact] Provide a copy of the renewal policy or declarations page.				Reviewer Comment (2019-01-28): Corrected PCCD and LOE on file.		01/28/2019		2	B		OR	Investment	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	B	A	C	B	A	A	N/A	N/A	Yes
215753105	XXXX	XXXX		22577020			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/[Redact])	The file contained documentation verifying the borrower received a copy of the appraisal on [Redact] which is prior to the appraisal date of [Redact] Provide documentation verifying the borrower received a copy of the updated appraisal.				Reviewer Comment (2019-01-30): Lender provided proof appraisal was sent to the borrower. Buyer Comment (2019-01-29): proof of delivery uploaded for revised appraisal.	01/30/2019			1	A		OR	Investment	Refinance - Cash-out - Other		C	B	B	A	C	B	A	A	N/A	N/A	No
215753106	XXXX	XXXX		22577023			Credit	Asset	Asset Calculation / Analysis	Asset	Guideline Requirement: Available for Reserves discrepancy.	Calculated Available for Reserves of ___ is less than Guideline Available for Reserves of ___.	Per the guidelines, the borrower was required to verify reserves of [Redact] (6 months PITIA for the subject [Redact] + 2 months PITIA for the additional property owned - primary [Redact] The asset documentation in the file verified reserves of [Redact] The reserves were short [Redact]	667 representative FICO score > 620 guideline minimum - 47 points above guideline minimum 29.76% DTI on this full documentation loan < 43% guideline max - 13.24% below program guideline maximum 0 X 30 24 month housing history Borrower on this full documentation loan has a disposable income of [Redact]>$2,500 guideline minimum.		Owner Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-03-07): Lender sent approval exception to allow 6 months reserves. Buyer Comment (2019-03-06): post consummation exception approval uploaded to reduce reserve requirement to 6 months.			03/07/2019	2	B		TX	Investment	Purchase		C	B	C	B	A	A	A	A	N/A	N/A	No
215753107	XXXX	XXXX		22577025			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/[Redact])	The number of months of prepaid homeowner's insurance disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-29): Lender provided a post-close CD correcting the Contact Information section.		01/29/2019		2	B		OR	Investment	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B		A	A	N/A	N/A	Yes
215753107	XXXX	XXXX		22577026			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7506)	Fee disclosed as [Redact] on LE, but disclosed as $950 on Final Closing Disclosure.Lender provided a total credit of [Redact] to cure tolerance violations.						01/23/2019		1	A		OR	Investment	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	A	C	A	B		A	A	N/A	N/A	Yes
215753107	XXXX	XXXX		22577027			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (75178)	Fee was not disclosed on Loan Estimate. Lender provided a total credit of [Redact] to cure tolerance violations.						01/23/2019		1	A		OR	Investment	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	A	C	A	B		A	A	N/A	N/A	Yes
215753107	XXXX	XXXX		22577028			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Homeowner's Insurance Premium Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/[Redact])	The number of months of prepaid homeowner's insurance disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-01-29): Lender provided a post-close CD adding the number of months of homeowner's insurance.		01/29/2019		2	B		OR	Investment	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B		A	A	N/A	N/A	Yes
215753107	XXXX	XXXX		22577029			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file was missing a copy of the required Income Business Purpose & Occupancy Affidavits signed AND notarized at closing. Note: the file contained a copy of the disclosure provided at application.				Reviewer Comment (2019-01-30): Lender provided a copy of the disclosure signed and notarized at close.	01/30/2019			1	A		OR	Investment	Refinance - Cash-out - Home Improvement		C	A	C	A	B		A	A	N/A	N/A	No
215753109	XXXX	XXXX		22577046			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing Loan Originator Compensation documentation which is required on brokered loans.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753109	XXXX	XXXX		22577047			Compliance	Compliance	Federal Compliance	TRID	RESPA Homeownership Counseling List Timing	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The file was missing a copy of the List of Homeownership Counseling Organizations Disclosure provided to borrower within 3 days from Originator application date.				Reviewer Comment (2019-01-30): Lender provided a post-close CD correcting the Contact Information section.		01/30/2019		2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753109	XXXX	XXXX		22577048			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for 0% and 10% tolerance violation of [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-01): Upon further review, the exception is cleared. Buyer Comment (2019-01-31): WILL MOVE TO CURE ONCE THE [Redact] TOLERANCE IS RE-CALCULATED.	02/01/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753109	XXXX	XXXX		22577049			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on [Redact] did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name). (Final/[Redact])	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Provide a post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction.				Reviewer Comment (2019-02-01): Lender provided a copy of the disclosure sent [Redact]	02/01/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753109	XXXX	XXXX		22577050			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower. (0)	10% tolerance exceeded by [Redact] No valid COC provided. Nor evidence of cure in file. Note: fees subject to the 10% tolerance violation decreased by [Redact] on the post-close CD issued [Redact] however a copy of the final settlement statement to confirm the loan disbursed as disclosed on the post-close CD or proof of the refund was not provided.				Reviewer Comment (2019-02-01): Upon further review, the exception is cleared. Buyer Comment (2019-01-31): FINAL ALTA SS UPLOADED WITH FINAL FEES TO RECALCULATE THE 10% TOLERANCE	02/01/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753109	XXXX	XXXX		22577051			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7506)	Fee disclosed as [Redact] on LE dated [Redact] but disclosed as [Redact] on Final Closing Disclosure. No valid COC provided. No evidence of cure in file. Note: a cure of [Redact] was disclosed on the post-close CD issued [Redact] however a copy of the final settlement statement to confirm the loan disbursed as disclosed on the post-close CD or proof of the refund was not provided.				Reviewer Comment (2019-02-01): Upon further review, the exception is cleared. Buyer Comment (2019-01-31): NEED THE [Redact] TOLERANCE RE-CALCULATED WITH THE FINAL ALTA SS UPLOADED.	02/01/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753109	XXXX	XXXX		22577052			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___	The file was missing a copy of the final title policy.	Full documentation loan has a residual income of [Redact] minimum required for this loan is $2,500. 24.72 months reserves > 12 months guideline minimum - borrowers have verified reserves of [Redact] Borrower has job stability for 5 years as an [Redact] 690 representative FICO score >620 guideline minimum - 70 points above guideline minimum		Owner Owner Owner Owner	Reviewer Comment (2019-01-29): Lender approved exception granting DTI up to [Redact]			01/29/2019	2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753109	XXXX	XXXX		22577053			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.22029% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	DTI of 46.22029% exceeds guideline maximum of 43%	Full documentation loan has a residual income of [Redact] minimum required for this loan is $2,500. 24.72 months reserves > 12 months guideline minimum - borrowers have verified reserves of [Redact] Borrower has job stability for 5 years as an [Redact] 690 representative FICO score >620 guideline minimum - 70 points above guideline minimum		Owner Owner Owner Owner	Reviewer Comment (2019-01-30): Lender provided an exception approval for the DTI			01/30/2019	2	B		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753109	XXXX	XXXX		22577054			Credit	System	General	System	Security Instrument address does not match Note address.		The property address disclosed on the Deed of Trust did not match the address on the Note. Provide a revised Deed of Trust with the borrower's acknowledgement of the correction and proof of re-recording.				Reviewer Comment (2019-02-14): Lender provided an updated security instrument reflecting the corrected address. Buyer Comment (2019-02-14): Please see corrected mortgage uploaded. Corrected prior to recording. Reviewer Comment (2019-02-01): The note reflects the address as [Redact] and the security instrument reflects [Redact]. Exception remains. Buyer Comment (2019-01-31): PAGE 1 OF THE DOT ONLY REFERENCES THE BORROWERS "MAILING" ADDRESS...PAGE 3 IS WHERE THE LEGAL ADDRESS MATCHES THE NOTE.	02/14/2019			1	A		CA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753110	XXXX	XXXX		22577057			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure provided of [Redact] is insufficient to cure [Redact]				Reviewer Comment (2019-01-31): AMC received E Consent dated [Redact] Exception Cleared.	01/31/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753110	XXXX	XXXX		22577058			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower. (0)	10% tolerance exceeded by [Redact] Fees eres disclosed on initial LE, however disclosures were sent electronically and no evidence of consent prior to date sent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fee after, and no evidence of cure was located in file.				Reviewer Comment (2019-01-31): AMC received E Consent dated [Redact] Exception Cleared. Buyer Comment (2019-01-31): Borrower was sent Initial LE and disclosures on [Redact] as application was completed on [Redact] Initial LE should be used as baseline and all fees at 0 tolerance do not apply. Please see uploaded Disclosure Tracking Details and clear 0 tolerance cure exceptions as the do not apply.	01/31/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	No
215753110	XXXX	XXXX		22577059			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Sufficient or excess cure was provided to the borrower at Closing. (0)					Reviewer Comment (2019-01-31): AMC received E Consent dated [Redact] Exception Cleared.	01/31/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753110	XXXX	XXXX		22577060			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7506)	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent prior to date sent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fee after, and no evidence of cure was located in file.				Reviewer Comment (2019-01-31): AMC received E Consent dated [Redact] Exception Cleared. Buyer Comment (2019-01-31): Borrower was sent Initial LE and disclosures on [Redact] as application was completed on [Redact] Initial LE should be used as baseline and all fees at 0 tolerance do not apply. Please see uploaded Disclosure Tracking Details and clear 0 tolerance cure exceptions as the do not apply.	01/31/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753110	XXXX	XXXX		22577061			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent prior to date sent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fee after, and no evidence of cure was located in file.				Reviewer Comment (2019-01-31): AMC received E Consent dated [Redact] Exception Cleared. Buyer Comment (2019-01-31): Borrower was sent Initial LE and disclosures on [Redact] as application was completed on [Redact] Initial LE should be used as baseline and all fees at 0 tolerance do not apply. Please see uploaded Disclosure Tracking Details and clear 0 tolerance cure exceptions as the do not apply.	01/31/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753110	XXXX	XXXX		22577062			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7520)	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent prior to date sent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fee after, and no evidence of cure was located in file.				Reviewer Comment (2019-01-31): AMC received E Consent dated [Redact] Exception Cleared. Buyer Comment (2019-01-31): Borrower was sent Initial LE and disclosures on [Redact] as application was completed on [Redact] Initial LE should be used as baseline and all fees at 0 tolerance do not apply. Please see uploaded Disclosure Tracking Details and clear 0 tolerance cure exceptions as the do not apply.	01/31/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753110	XXXX	XXXX		22577063			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7579)	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent prior to date sent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fee after, and no evidence of cure was located in file.				Reviewer Comment (2019-01-31): AMC received E Consent dated [Redact] Exception Cleared. Buyer Comment (2019-01-31): Borrower was sent Initial LE and disclosures on [Redact] as application was completed on [Redact] Initial LE should be used as baseline and all fees at 0 tolerance do not apply. Please see uploaded Disclosure Tracking Details and clear 0 tolerance cure exceptions as the do not apply.	01/31/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753110	XXXX	XXXX		22577064			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent prior to date sent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fee after, and no evidence of cure was located in file.				Reviewer Comment (2019-01-31): AMC received E Consent dated [Redact] Exception Cleared. Buyer Comment (2019-01-31): Borrower was sent Initial LE and disclosures on [Redact] as application was completed on [Redact] Initial LE should be used as baseline and all fees at 0 tolerance do not apply. Please see uploaded Disclosure Tracking Details and clear 0 tolerance cure exceptions as the do not apply.	01/31/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753110	XXXX	XXXX		22577065			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7200)					Reviewer Comment (2019-01-31): AMC received E Consent dated [Redact] Exception Cleared. Buyer Comment (2019-01-31): Borrower was sent Initial LE and disclosures on [Redact] as application was completed on [Redact] Initial LE should be used as baseline and all fees at 0 tolerance do not apply. Please see uploaded Disclosure Tracking Details and clear 0 tolerance cure exceptions as the do not apply.	01/31/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753110	XXXX	XXXX		22577066			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7580)	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent prior to date sent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fee after, and no evidence of cure was located in file.				Reviewer Comment (2019-01-31): AMC received E Consent dated [Redact] Exception Cleared. Buyer Comment (2019-01-31): Borrower was sent Initial LE and disclosures on [Redact] as application was completed on [Redact] Initial LE should be used as baseline and all fees at 0 tolerance do not apply. Please see uploaded Disclosure Tracking Details and clear 0 tolerance cure exceptions as the do not apply.	01/31/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753110	XXXX	XXXX		22577067			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $2,639.21 exceeds tolerance of $2,368.00 plus 10% or $2,604.80. Sufficient or excess cure was provided to the borrower at Closing. (0)							01/31/2019		1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753110	XXXX	XXXX		22577068			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $6,280.60 exceeds tolerance of $6,166.03. Sufficient or excess cure was provided to the borrower at Closing. (7200)							01/31/2019		1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753111	XXXX	XXXX		22577070			Compliance	Compliance	Federal Compliance	ATR/QM Defect	QM Employment History	Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. ([Redact]/2245500)	The file is missing a copy of the letter of explanation for the gap in the co-borrower's employment history from [Redact] to [Redact] as required by Appendix Q.				Reviewer Comment (2019-02-06): Lender provided WVOE for previous employment covering [Redact] - [Redact] and LOE for Gap covering [Redact] - [Redact] Exception cleared. Buyer Comment (2019-02-05): Previous VOE for borrower from [Redact] to [Redact] uploaded. No gap at that time. Reviewer Comment (2019-02-05): Lender provided email citing dates of [Redact] to [Redact] Still missing explanation for gap from [Redact] to [Redact] Exception remains. Buyer Comment (2019-02-04): Please see response from borrower via email that has been uploaded.	02/06/2019			1	A		NH	Primary	Refinance - Cash-out - Home Improvement		C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753111	XXXX	XXXX		22577072			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-06): Lender provided WVOE for previous employment covering [Redact] - [Redact] and LOE for Gap covering [Redact] - [Redact] Exception cleared. Buyer Comment (2019-02-05): Please review previous VOE uploaded. No gap, borrower employed between [Redact] to [Redact]. Reviewer Comment (2019-02-05): Lender provided email citing dates of [Redact] to [Redact] Still missing explanation for gap from [Redact] to [Redact] Exception remains. Buyer Comment (2019-02-04): Please see response from borrower via email that has been uploaded.	02/06/2019			1	A		NH	Primary	Refinance - Cash-out - Home Improvement	Lender to provide updated ATR/QM status	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753111	XXXX	XXXX		22577073			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (8304)	Cure for Transfer Tax (State Tax/Stamps) of [Redact] was not provided and was not disclosed on LE.				Reviewer Comment (2019-02-08): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-02-07): PCCD and LOE uploaded.		02/08/2019		2	B		NH	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753111	XXXX	XXXX		22577074			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $20.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Cure for Transfer Tax (State Tax/Stamps) of $20.,00 was not provided and was not disclosed on LE.						01/25/2019		1	A		NH	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	C	B	A	A	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753112	XXXX	XXXX		22577076			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	Loan Originator Compensation (Dodd-Frank 2014) - Loan Originator Compensation disclosure not provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	The file is missing documentation to verify the Loan Originator Compensation was not based on a term of the transaction.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		TX	Primary	Refinance - Cash-out - Other		D	B	A	A	C	B	A	A	Non QM	Non QM	No
215753112	XXXX	XXXX		22577077			Compliance	Compliance	Federal Compliance	Federal HPML	Texas Cash-out Fair Market Acknowledgment Signed By Lender	Texas Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not properly executed by the Lender.	The lender did not sign a copy of the Fair Market Value notification to the consumer.								2	B		TX	Primary	Refinance - Cash-out - Other		D	B	A	A	C	B	A	A	Non QM	Non QM	No
215753112	XXXX	XXXX		22577078			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Signed by the Lender)	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	Appraisal provided reflects previous lender. Actual lender must be reflected on appraisal per HPML Safe Harbor requirements. Provide corrected appraisal reflecting lender the same as lender on Note. .				Reviewer Comment (2019-02-04): Lender provided a copy signed by the lender. Reviewer Comment (2019-02-01): Lender provided another copy signed by the borrower. Need a copy signed by the lender. Exception remains.	02/04/2019			1	A		TX	Primary	Refinance - Cash-out - Other
To Remediate: Either (1) Deliver to the borrower the required disclosure documents (AFMV signed by the lender) and obtain an executed copy. OR If borrower does not return, THEN (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise
																												D	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753112	XXXX	XXXX		22577080			Compliance	Compliance	Federal Compliance	TRID	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-[Redact] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redact] (9300)	The lender credit disclosed as [Redact] on LE dated [Redact] but disclosed as [Redact] on Final Closing Disclosure. The violation amount is [Redact] No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-02-06): AMC received VCC for fee change. Buyer Comment (2019-02-05): THE COC WAS PROVIDED FOR THE LOAN DISCOUNT POINTS CHANGE - NO CURE REQUIRED. Reviewer Comment (2019-02-04): Please provide Letter of Explanation & Corrected Closing Disclosure in order to address the exception.	02/06/2019			1	A		TX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753112	XXXX	XXXX		22577081			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $-4,325.40 is less than amount of binding Lender Credit previously disclosed in the amount of $-4,725.00. (9300)	The lender credit disclosed as $4,725.00 on LE dated [Redact] but disclosed as $4,325.40 on Final Closing Disclosure. The violation amount is $399.60. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-02-06): AMC received VCC for fee change. Buyer Comment (2019-02-05): THE COC WAS PROVIDED FOR THE LOAN DISCOUNT POINTS CHANGE...NO CURE REQUIRED. Reviewer Comment (2019-02-04): Please provide Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD in order to address the exception.	02/06/2019			1	A		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753113	XXXX	XXXX		22577084			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (7567)	Fee was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided. Cure provided at closing.						01/31/2019		1	A		GA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
215753113	XXXX	XXXX		22577085			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (8304)	Fee was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided. Cure provided at closing.						01/31/2019		1	A		GA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
215753113	XXXX	XXXX		22577086			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $301.50 exceeds tolerance of $284.00. Sufficient or excess cure was provided to the borrower at Closing. (8304)	Fee was disclosed as $284 on LE, and increased to $301.50 on Final CD. No valid COC provided. Cure provided at closing.						01/31/2019		1	A		GA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
215753114	XXXX	XXXX		22577090			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing. (75106)							02/04/2019		1	A		LA	Primary	Purchase	Final CD evidences Cure	A	B	A	B	A	A	A	A	Non QM	Non QM	Yes
215753114	XXXX	XXXX		22577091			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $180.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)							02/04/2019		1	A		LA	Primary	Purchase	Final CD evidences Cure	A	B	A	B	A	A	A	A	Non QM	Non QM	Yes
215753114	XXXX	XXXX		22577092			Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		The subject is rural which is unacceptable per the guidelines.	Low housing ratio of 25% or less. PITIA reserves above minimum by 6 months or greater.		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-04-16): Lender provided an exception approval			04/16/2019	2	B		LA	Primary	Purchase		A	B	A	B	A	A	A	A	Non QM	Non QM	No
215753116	XXXX	XXXX		22577101			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		The assets in file verified 5.03 months reserves which is less than the guideline requirement of 6 months. Note: the difference is due to the lender qualified the borrower with additional business assets that were not verified from [Redact] account [Redact] The last statement in file verified a balance of [Redact] however the final 1003 disclosed a balance of [Redact]				Reviewer Comment (2019-02-05): Lender provided more recent proof of the balance reflected on the 1003.	02/05/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753116	XXXX	XXXX		22577102			Credit	Income / Employment	Income Documentation	Income / Employment	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 2.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-02-08): Lender provided 1084, and LOE is not required. Buyer Comment (2019-02-07): Per guides, LOE is not required unless there are more than 3 NSF's in the last 12 months. Please clear exception. Reviewer Comment (2019-02-05): Lender provided income worksheet. Re-reviewed bank statements and adjusted for nsf checks. There was 1 within the past 12 months. LOE is required per guidelines. Exception remains.	02/08/2019			1	A		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753116	XXXX	XXXX		22577105			Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The file was missing a copy of the Settlement Service Provider List disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2019-02-04): Lender provided a post-close CD correcting the number of prepaid months		02/04/2019		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753116	XXXX	XXXX		22577106			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.								2	B		FL	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753116	XXXX	XXXX		22577108			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (75106)	Fee was not disclosed on the initial loan estimate				Reviewer Comment (2019-02-06): SSPL provided	02/06/2019			1	A		FL	Primary	Purchase	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753116	XXXX	XXXX		22577109			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7200)	Fee disclosed as [Redact] on CD dated [Redact] but disclosed as [Redact] on Final Closing Disclosure.				Reviewer Comment (2019-02-20): Letter of Explanation & Corrected Closing Disclosure provided Buyer Comment (2019-02-20): PCCD and LOE uploaded along with payment history reflecting principal reduction. Reviewer Comment (2019-02-06): Exceptions that still need to be addressed are Tax Service Fee of [Redact] and CDA fee of [Redact] Neither fee of Initial LE and Valid Change of circumstance not provided.		02/20/2019		2	B		FL	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753116	XXXX	XXXX		22577110			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower. (7580)	Fee was not disclosed on the Loan Estimate				Reviewer Comment (2019-02-06): Change of circumstance pricing change due to DTI changed	02/06/2019			1	A		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753116	XXXX	XXXX		22577111			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Home Loan Toolkit Timing	Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	The file was missing a copy of the Home Loan Toolkit Disclosure disclosure provided to the borrower within three business days of the Originator's application date.				Reviewer Comment (2019-02-04): Cure provided on the final CD		02/04/2019		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753116	XXXX	XXXX		22577112			Compliance	Compliance	Federal Compliance	TRID Defect	Guideline Requirement: PITIA reserves months discrepancy.		The assets in file verified 5.03 months reserves which is less than the guideline requirement of 6 months. Note: the difference is due to the lender qualified the borrower with additional business assets that were not verified from [Redact] account [Redact] The last statement in file verified a balance of [Redact] however the final 1003 disclosed a balance of [Redact]				Reviewer Comment (2019-02-20): Letter of Explanation & Corrected Closing Disclosure provided. Lender provided principal reduction for cure for [Redact] Confirmed from pay history. Buyer Comment (2019-02-20): PCCD and LOE uploaded along with payment history reflecting principal reduction.		02/20/2019		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753116	XXXX	XXXX		22577113			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $85.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower. (7580)	Fee was not disclosed on the Loan Estimate				Reviewer Comment (2019-02-20): Letter of Explanation & Corrected Closing Disclosure provided. Lender provided principal reduction for cure for [Redact] Confirmed from pay history. Buyer Comment (2019-02-20): PCCD and LOE uploaded along with payment history reflecting principal reduction.		02/20/2019		2	B		FL	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753116	XXXX	XXXX		22577114			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		File requires a lender exception for allowing 22 months bank statements when 24 are required	FICO score above minimum by 10 points Borrower has a low (14%) use of revolving credit usage		Owner Owner	Reviewer Comment (2019-02-03): Lender approved use of 22 statements instead of required 24.			02/03/2019	2	B		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753116	XXXX	XXXX		22577115			Credit	Credit	Miscellaneous	Credit	Missing Document: Credit Letter of Explanation (LOE) not provided		A letter of explanation regarding the large variance in deposits to the business accounts is required.	10 year self-employment (per application). [Redact] residual income, guidelines require $2,500.00 minimum.		Originator Pre-Close Originator Pre-Close
Reviewer Comment (2019-02-28): Lender provided an exception approval, with compensating factors, waiving a LOE for large variance in deposits into the business accounts. This issue is waived.

Reviewer Comment (2019-02-08): The other LOE was for the nsf's. This LOE is for the variance in deposits. Per guidelines: 1. Statements must support stable and generally predictable deposits.Unusual deposits must be documented. 2.Statements should show a trend of ending balances that are stable or increasing over time. 3. Decreasing or negative ending balances must be explained. Exception remains.

Buyer Comment (2019-02-08): Please refer to credit exception that was cleared stating LOE not required.

Reviewer Comment (2019-02-05): No letter of explanation was provided. Exception remains.
																				02/28/2019	2	B		FL	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753118	XXXX	XXXX		22577126			Compliance	Compliance	Federal Compliance	Missing Disclosure	Possible Federal Loan Originator Compensation - LO Comp Disclosure Not Provided: Unable to determine from evidence in the loan file if compensation was based on a term of the transaction.	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] n seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-02-22): Client requested to have the LO Comp disclosure testing removed from the scope of review. The loan was initially reviewed with the LO Comp disclosure testing.	02/22/2019			1	A		KY	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
215753118	XXXX	XXXX		22577128			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Per the guidelines, 1 year Alt doc loans require a VOR/VOM to verify a 12 month housing history. The borrower owned the prior residence free and clear.	Borrowers made a down payment of [Redact] from their own funds on this purchase transaction. Borrower has job stability for 5 years [Redact]		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-05): Lender provided an exception approval for the lack of housing history verification			02/05/2019	2	B		KY	Primary	Purchase		C	B	C	B	B	A	A	A	Non QM	Non QM	No
215753119	XXXX	XXXX		22577130			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure provided of [Redact] is insufficient to cure [Redact] Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check for remaining cure of [Redact] proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-19): AMC received [Redact] COC indicating a program change. Exception Cleared.	02/19/2019			1	A		IL	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215753119	XXXX	XXXX		22577132			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure provided of $9.25 is insufficient to cure $1,564.86. Provide a post-close CD disclosing the tolerance cure of $1,564.86, a copy of the refund check for remaining cure of $1,555.61, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-19): AMC received [Redact] COC indicating a program change. Exception Cleared.	02/19/2019			1	A		IL	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215753119	XXXX	XXXX		22577133			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		A complete copy of the final 1003 was not provided. All pages are cut-off at the bottom and the information could not be verified. Provide a complete copy of the final 1003.				Reviewer Comment (2019-02-22): Lender provided a complete copy of the final 1003. Reviewer Comment (2019-02-16): Lender provided a copy of an unsigned 1003 that differs from the final signed 1003. Please provide a copy of the signed final 1003 that is not cut off at the bottom. This issue remains open.	02/22/2019			1	A		IL	Primary	Refinance - Cash-out - Debt Consolidation		C	A	C	A	C	A	A	A	Higher Priced QM	Higher Priced QM	No
215753120	XXXX	XXXX		22577137			Credit	Guideline	Guideline Issue	Guideline	The borrower is self-employed. Guidelines require either a tax professional letter or regulatory agency verifying at least 2 years of self-employment along with either a phone listing and/or business address using directory assistance or internet search to be in file.		The borrower has not been self-employed for 2 years, as required by the guidelines.	DTI below max by 5% or greater Borrower ohas a disposable income of [Redact] 59.89 months reserves >6 months guideline minimum		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-14): Lender provided an exception approval for the self-employment history			02/14/2019	2	B		NY	Primary	Purchase		C	B	C	B	A	A	A	A	Non QM	Non QM	No
215753121	XXXX	XXXX		22577139			Compliance	Compliance	Federal Compliance	TRID	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The List of Settlement Service Provider Disclosure in the file was dated [Redact] which is greater than three business days from the application date. Provide a copy of the disclosure provided to the borrower within three business days of the application date.				Reviewer Comment (2019-02-20): AMC received SSPL dated [Redact] Exception Cleared.	02/20/2019			1	A		NY	Investment	Purchase	No Defined Cure	C	A	C	A	B	A	A	A	N/A	N/A	No
215753121	XXXX	XXXX		22577141			Credit	System	General	Flood	Flood Certificate Subject Address does not match Note address.		The property address house number disclosed on the flood cert did not match the note. Provide a revised flood cert correcting the address.				Reviewer Comment (2019-02-20): The address discrepancy is non-material. Buyer Comment (2019-02-19): Per the attorneys on New York that the dash ("-") does not matter in the address. It can be there or it does not have to be there. Counties will record with either version.	02/20/2019			1	A		NY	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
215753121	XXXX	XXXX		22577142			Credit	System	General	Appraisal Reconciliation	Flood Certificate Subject Address does not match Note address.		The property address house number disclosed on the flood cert did not match the note. Provide a revised flood cert correcting the address.				Reviewer Comment (2019-02-20): The address discrepancy is non-material. Buyer Comment (2019-02-19): Per the attorneys on New York that the dash ("-") does not matter in the address. It can be there or it does not have to be there. Counties will record with either version.	02/20/2019			1	A		NY	Investment	Purchase		C	A	C	A	B	A	A	A	N/A	N/A	No
215753122	XXXX	XXXX		22577143			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-14): Lender provided a post-close CD correcting the prepaid taxes		02/14/2019		2	B		NJ	Investment	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	B		A	A	N/A	N/A	Yes
215753122	XXXX	XXXX		22577149			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file was missing a copy of the required Income Business Purpose & Occupancy Affidavits signed AND notarized at closing. Note: the file contained a copy of the disclosure provided at application.				Reviewer Comment (2019-02-15): Lender provided a copy of the signed and notarized copy from closing. This issue is cleared. Buyer Comment (2019-02-15): Business Purpose & Affidavit uploaded.	02/15/2019			1	A		NJ	Investment	Purchase		C	A	C	A	B		A	A	N/A	N/A	No
215753123	XXXX	XXXX		22577150			Credit	Insurance	Insurance Analysis	Insurance	Insurance address does not match Note address.		The address disclosed on the homeowner's insurance declarations page does not match the address disclosed on the note. Provide a revised declarations page correcting the address to match the note.				Reviewer Comment (2019-03-11): Lender sent updated policy with corrected address. Buyer Comment (2019-03-11): uploaded. Reviewer Comment (2019-03-07): Lender did not provide an updated dec page. Exception remains. Buyer Comment (2019-03-06): Corrected HAZ DEC page attached to clear. Reviewer Comment (2019-02-28): Lender provided a new dec page that identifies the correct city name. However the address is still incorrect. The Note shows the address as [Redact] and the dec page shows the address as [Redact]. This issue remains open. Buyer Comment (2019-02-28): Corrected Dec Page...	03/11/2019			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753123	XXXX	XXXX		22577151			Credit	System	General	Flood	Flood Certificate Subject Address does not match Note address.		The address disclosed on the flood cert does not match the address disclosed on the note. Provide a revised flood cert correcting the address to match the note.				Reviewer Comment (2019-02-20): Lender provided a corrected flood cert. This issue is cleared.	02/20/2019			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753123	XXXX	XXXX		22577152			Credit	System	General	Appraisal Reconciliation	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The address disclosed on the appraisal does not match the address disclosed on the note. Provide a revised appraisal correcting the address to match the note.				Reviewer Comment (2019-03-07): City corrected Appraisal to reflect Pueblo. Exception cleared. Buyer Comment (2019-03-06): Appraisal attached to clear. Reviewer Comment (2019-03-05): Appraisal reflects city name as [Redact] and note reflects [Redact] Exception remains. Buyer Comment (2019-03-05): Attached is the corrected appraisal which reflects the address correction.	03/07/2019			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753123	XXXX	XXXX		22577154			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV of 75% exceeds guideline max of 70%.	Guideline variance approved by lender at time of origination. Borrower has no discretionary debt. Borrower has job stability for 19 years as an [Redact]		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-12): Lender provided an approval for the LTV			02/12/2019	2	B		CO	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753123	XXXX	XXXX		22577155			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	Valuation Type: Appraisal / Valuation Report Date: [Redact] Valuation Type: Desk Review / Valuation Report Date: [Redact]	The address disclosed on the appraisal does not match the address disclosed on the note. Provide a revised appraisal correcting the address to match the note.								2	B		CO	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753123	XXXX	XXXX		22577156			Compliance	Compliance	Federal Compliance	Federal HPML	Insurance address does not match Note address.		The address disclosed on the homeowner's insurance declarations page does not match the address disclosed on the note. Provide a revised declarations page correcting the address to match the note.				Reviewer Comment (2019-03-07): Lender provided corrected appraisal. Buyer Comment (2019-03-06): Appraisal attached to clear condition. Reviewer Comment (2019-03-05): Appraisal reflects city name as [Redact] and note reflects [Redact] Exception remains. Buyer Comment (2019-03-05): Attached is the corrected appraisal which now reflects the correct address.	03/07/2019			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753123	XXXX	XXXX		22577157			Compliance	Compliance	Federal Compliance	TRID	Flood Certificate Subject Address does not match Note address.		The address disclosed on the flood cert does not match the address disclosed on the note. Provide a revised flood cert correcting the address to match the note.						02/08/2019		1	A		CO	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753123	XXXX	XXXX		22577158			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $800.00 exceeds tolerance of $625.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	cure for $175 tolerance violation for the Appraisal Fee was not provided.				Reviewer Comment (2019-02-12): Cured at close. Reviewer Comment (2019-02-12): Not cured.		02/12/2019		1	A		CO	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753123	XXXX	XXXX		22577159			Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		Closing disclosure dated [Redact] was not provided. File contains Disclosure Tracking Summary, and COC for CD dated [Redact] Finding subject to change upon receipt.				Reviewer Comment (2019-02-20): Lender provided a copy of the [Redact] interim CD. This issue is cleared.	02/20/2019			1	A		CO	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753124	XXXX	XXXX		22577161			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	DTI per guides is 43%, actual DTI is 49.98224%.	Borrower has a disposable income of [Redact] which is greater than the guideline requirement of $1,800.00. 12.29 months PITIA reserves > guideline minimum of 3 months Borrowers made a down payment of [Redact] from their own funds on this purchase transaction.		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-13): Lender provided an exception approval for the DTI			02/13/2019	2	B		NV	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753124	XXXX	XXXX		22577164			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-02-13): Lender provided an exception approval for the DTI Reviewer Comment (2019-02-13): Regraded to EV2-B based on lender's compensating factors identified prior to closing: • 12.29 months reserves > 3 months required • [Redact] disposable income > [Redact] guideline requirement			02/13/2019	2	B		NV	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753124	XXXX	XXXX		22577167			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements. (Type:Primary/[Redact])	The file contained documentation verifying the borrower received a copy of the appraisal on [Redact] which is prior to the revised appraisal date of [Redact] Provide documentation verifying the borrower received a copy of the updated appraisal.				Reviewer Comment (2019-02-26): Lender provided proof appraisal was sent [Redact] Buyer Comment (2019-02-26): Evidence borrower received revised appraisal uploaded.	02/26/2019			1	A		NV	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753125	XXXX	XXXX		22577170			Compliance	Compliance	Federal Compliance	TRID	TRID Post Close CD Principal Reduction not used for Tolerance Violation w/o statement Alt. CD	Principal reduction not applied to tolerance cure due to missing statement that reduction is provided to offset excess charges.	AMC received PCCD indicating principal reduction, LOE, and Payment History indicating cure reduction. The PCCD needs to indicate the amount the closing costs exceeded limits on page 3 and the principal reduction is applied to cure. Please provide corrected CD.				Reviewer Comment (2019-02-26): Letter of Explanation & Corrected Closing Disclosure provided. Buyer Comment (2019-02-26): CORRECTED PCCD AND LOE UPLOADED. Reviewer Comment (2019-02-25): AMC received PCCD indicating principal reduction, LOE, and Payment History indicating cure reduction. The PCCD needs to indicate the amount the closing costs exceeded limits on page 3 and the principal reduction is applied to cure. Please provide corrected CD. Buyer Comment (2019-02-22): PCCD and LOE uploaded with payment history reflecting principal reduction.		02/26/2019		2	B		UT	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753125	XXXX	XXXX		22577171			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/[Redact])	Cure for 0% tolerance violation of [Redact] was not provided. Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-26): Letter of Explanation, principal reduction on page 3 along with pay history, and Corrected CD provided. Buyer Comment (2019-02-26): CORRECTED PCCD AND LOE UPLOADED. Reviewer Comment (2019-02-25): AMC received PCCD indicating principal reduction, LOE, and Payment History indicating cure reduction. The PCCD needs to indicate the amount the closing costs exceeded limits on page 3 and the principal reduction is applied to cure. Please provide corrected CD. Buyer Comment (2019-02-22): PCCD and LOE uploaded with payment history reflecting principal reduction.		02/26/2019		2	B		UT	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753125	XXXX	XXXX		22577173			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower.	Letter of Explanation, principal reduction on page 3 along with pay history, and Corrected CD provided.				Reviewer Comment (2019-02-26): Letter of Explanation, principal reduction on page 3 along with pay history, and Corrected CD provided.	02/26/2019			1	A		UT	Primary	Refinance - Cash-out - Debt Consolidation	Good Faith Redisclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753125	XXXX	XXXX		22577174			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Deed Preparation Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.	Letter of Explanation, principal reduction on page 3 along with pay history, and Corrected CD provided.				Reviewer Comment (2019-02-26): Letter of Explanation, principal reduction on page 3 along with pay history, and Corrected CD provided.		02/26/2019		2	B		UT	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753127	XXXX	XXXX		22577181			Credit	Guideline	Guideline Issue	Guideline	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD. (Final/[Redact])	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.	70% LTV < 80% guideline max - [Redact] more equity than required by program guidelines Borrower on this full documentation loan has a disposable income of [Redact]> $1,500 guideline minimum. 33.98 months reserves > 6 months guideline minimum - borrowers have verified reserves of [Redact] 27.32% DTI on this full documentation loan < 43% guideline max - 15.68% below program guideline maximum 632 representative FICO score > 580 guideline minimum - 52 points above guideline minimum Borrower has employment stability for 22 years in the [Redact] Industry.		Originator Pre-Close Originator Pre-Close Owner Owner Owner Owner	Reviewer Comment (2019-03-12): Lender sent approval exception to allow rural property type. Buyer Comment (2019-03-12): post consummation exception approval uploaded for property type.			03/12/2019	2	B		NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	No
215753127	XXXX	XXXX		22577182			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Rural property type is not permitted per Guidelines.	Valuation Type: Appraisal / Valuation Report Date: [Redact]	Appraisal reflects property is in a Rural area,Compliance report (Mavent) states property is not on the FIPS code list of Rural or underserved counties.Flexible Advantage guidelines stipulate Rural properties are not eligible for this program.
Reviewer Comment (2019-02-21): Lender provided a YTD pay stub dated [Redact] This issue is cleared.

Buyer Comment (2019-02-21): Uploaded pay stub within 90 days of closing.

Reviewer Comment (2019-02-19): Per guidelines: A commissioned borrower is one who receives more than 25% of his or her annual income from commissions. Commission earnings should be averaged over the most recent 2 years and require the following documentation:
• Copies of federal income tax returns for most recent 2 years
• Most recent year-to-date pay stub reflecting the commission earnings
Exception remains.

Buyer Comment (2019-02-19): Please refer to pages 193-217 in the file uploaded.  Copies of signed tax returns for last 2 years uploaded.  Guides state signed tax returns for last two years OR pay stub.  Signed tax return for last two years is sufficient.
																		02/21/2019			1	A		NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	No
215753127	XXXX	XXXX		22577183			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of Non QM.	The file is missing a copy of a current pay stub (within 90 days of closing), as required per Appendix Q. The pay stub in the file was dated [Redact]				Reviewer Comment (2019-02-21): Lender provided a YTD pay stub dated [Redact] This issue is cleared. Buyer Comment (2019-02-21): Uploaded pay stub within 90 days of closing.	02/21/2019			1	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215753129	XXXX	XXXX		22577198			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	The lender qualified the borrower with a DTI of 40.39%; however the actual DTI is 51.81%. The difference is due to the lender qualified the borrower with less consumer debt than verified in the file. The new installment loan opened [Redact] with Santander xx79066 has a payment of [Redact] while the lender used a monthly amount of [Redact] to qualify.	50% LTV, guidelines allow to 70% LTV 76 months reserves cash out > 3 months guideline minimum Ownership of subject property of 15 years or greater		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-28): Lender provided an exception approval, with compensating factors, to [Redact] DTI. DTI currently at [Redact] and within the [Redact] threshold. This issue is waived to an EV2. Buyer Comment (2019-02-28): Restructured file. Removed 3 collections counted against the DTI. The borrower has enough in reserves to cover overall collections which is allowed per guidelines. Post consummation exception approval uploaded for DTI to [Redact]			02/28/2019	2	B		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753129	XXXX	XXXX		22577200			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [Redact] significantly exceeds the guideline maximum of [Redact] (DTI Exception cannot be compensated to a lower grade.)	The lender qualified the borrower with a DTI of [Redact] however the actual DTI is [Redact] The difference is due to the lender qualified the borrower with less consumer debt than verified in the file. The new installment loan opened [Redact] with [Redact] [Redact] has a payment of [Redact] while the lender used a monthly amount of [Redact] to qualify.				Reviewer Comment (2019-02-28): Restructure of DTI calculation allowed for underlying exceptions to be waived from EV3's to EV2's. This issue is cleared. Buyer Comment (2019-02-28): Restructured file. Removed 3 collections counted against the DTI. The borrower has enough in reserves to cover overall collections which is allowed per guidelines. Post consummation exception approval uploaded for DTI to [Redact]	02/28/2019			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753129	XXXX	XXXX		22577201			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-02-28): Lender, post-close, moved collections and charge-offs from credit / payments due to outstanding derogatory credit issues that can be retired with excess net reserves. This issue is cleared. Buyer Comment (2019-02-28): Restructured file. Removed 3 collections counted against the DTI. The borrower has enough in reserves to cover overall collections which is allowed per guidelines. Post consummation exception approval uploaded for DTI to [Redact]	02/28/2019			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753129	XXXX	XXXX		22577202			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for homeowner's insurance under Prepaids. (Final/[Redact])	The number of months was left blank.				Reviewer Comment (2019-02-28): Lender restructured loan by taking collections and charge-offs showing payment to items that can be retired from excess reserves. DTI reduced to [Redact] Lender also provided a DTI exception approval to [Redact] with compensating factors. This issue is cleared. Buyer Comment (2019-02-28): Restructured file. Removed 3 collections counted against the DTI. The borrower has enough in reserves to cover overall collections which is allowed per guidelines. Post consummation exception approval uploaded for DTI to [Redact]	02/28/2019			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753129	XXXX	XXXX		22577203			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids. (Final/[Redact])	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-20): This is disclosed properly on the [Redact] PCCD provided. This issue is cleared.	02/20/2019			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753129	XXXX	XXXX		22577204			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file is missing the attachment to the WVOE to verify income.
Reviewer Comment (2019-02-26): Per lender, paystubs were the attachment.

Buyer Comment (2019-02-26): The attachment to the WVOE was the paycheck stubs which you already have. Per the income calculation worksheet the income used was the hourly rate provided on the paychecks provided the WVOE is irrelevant.

Reviewer Comment (2019-02-22): Lender sent a borrower signature authorization. Should be a breakout of income since employer did not provide. Exception remains.

Reviewer Comment (2019-02-21): Lender provided another copy of the wvoe, but there was no attachment. The wvoe states see attached under box 12A but no attachment was provided. Exception remains.

Buyer Comment (2019-02-20): WRITTEN VOE'S HAVE BEEN UPLOADED AGAIN.

Reviewer Comment (2019-02-20): Our page 365 (stacked and unstacked) are the tax transcripts (stacked) and location map from the appraisal (unstacked). A search of the file yielded nothing that looked like the attachment referred to. Please send a copy of the attachment. This issue remains open.

Buyer Comment (2019-02-19): WRITTEN VOE IS PAGE 365 OF UPLOADED FILE.
																		02/26/2019			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753129	XXXX	XXXX		22577205			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Fee Terminology	TILA-RESPA Integrated Disclosure: Final Closing Disclosure provided on [Redact] did not use the same fee terminology as the Loan Estimate. (Final/[Redact])	The initial LE disclosed a Closing Fee in section C. The fee name did not include Title- and was corrected on the re-disclosed LE's and CD's in the file.								2	B		FL	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753129	XXXX	XXXX		22577206			Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		CDs dated [Redact] and [Redact] missing from file. Disclosure Tracking located in file verify disclosures sent on both dates.
Reviewer Comment (2019-02-22): The TD Cd reflects it was printed on [Redact] There is no CD per lender that was issued [Redact]

Buyer Comment (2019-02-22): THE CD FROM [Redact] IS THE CD FROM THE CLOSING DOC PACKAGE AND HAS ALREADY BEEN UPLOADED. IT IS PAGES 99-104, 105-109 & 120-124.

Reviewer Comment (2019-02-21): Lender provided a copy of a CD issued [Redact] The disclosure summary reflects a CD issued [Redact] which is missing from file. Lender to provide a CD that was issued on this date. Exception remains.

Buyer Comment (2019-02-20): [Redact] has been uploaded again.

Reviewer Comment (2019-02-20): Lender provided a copy of the [Redact] PCCD. File is still missing the [Redact] closing disclosure. This issue remains open.
																		02/22/2019			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753129	XXXX	XXXX		22577207			Compliance	Compliance	Federal Compliance	TRID	Credit Exception:		The file is missing the attachment to the WVOE to verify income.				Reviewer Comment (2019-02-20): This is disclosed properly on the [Redact] PCCD provided. This issue is cleared.	02/20/2019			1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753129	XXXX	XXXX		22577208			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Compliance Exception:		CDs dated [Redact] and [Redact] missing from file. Disclosure Tracking located in file verify disclosures sent on both dates.	50% LTV, guidelines allow to 70% LTV 76 months reserves cash out > 3 months guideline minimum Ownership of subject property of 15 years or greater		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-28): Resulting DTI is within 5% of guideline and lender waived DTI, with compensating factors, not to exceed [Redact] This issue is waived to EV2.. Buyer Comment (2019-02-28): Post exception was provided for DTI to go to [Redact] Please clear.			02/28/2019	2	B		FL	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753130	XXXX	XXXX		22577211			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $155.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing. (75106)	Cure for various 0% and 10% tolerance violations totaling $234.75 was provided.						02/09/2019		1	A		TX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	A	A	A	B	A	A	A	Non QM	Non QM	Yes
215753130	XXXX	XXXX		22577212			Compliance	Loan Package Documentation	Closing / Title	Missing Required Data (other than HUD-1 or Note)	(Doc Error) Security Instrument Error: Notary Date was not provided		Notary date on Security Instrument reflect year as [Redact] instead of [Redact] Provide a corrected Notary Acknowledgement with the correct date.				Reviewer Comment (2019-02-21): Lender provided corrected notary acknowledgement and letter of intent to re-record. Buyer Comment (2019-02-21): Notary Acknowledgement attached. Buyer Comment (2019-02-21): Deed and LOI uploaded	02/21/2019			1	A		TX	Primary	Refinance - Cash-out - Other		B	A	A	A	B	A	A	A	Non QM	Non QM	No
215753131	XXXX	XXXX		22577215			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.	Fee was disclosed on Loan Estimate. File does contain a valid COC for this fee.						02/11/2019		1	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
215753131	XXXX	XXXX		22577216			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $1,060.00 exceeds tolerance of $1,000.00. Sufficient or excess cure was provided to the borrower at Closing. (7506)	Fee disclosed as $1000 on LE dated [Redact] but disclosed as $1060 on Final Closing Disclosure.						02/11/2019		1	A		FL	Primary	Purchase	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
215753139	XXXX	XXXX		22577248			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided, nor evidence of cure in file. Note: Invoice on file dated [Redact] reflects fee of [Redact] was paid by borrower on [Redact] Fee was not re-disclosed at higher amount until [Redact]
Reviewer Comment (2019-03-12): Sufficient or excess cure was provided to the borrower at Closing

Buyer Comment (2019-03-12): COC [Redact] uploaded, although COC [Redact] should have been sufficient as it was done within 3 days of the change.

Reviewer Comment (2019-03-12): AMC received change of circumstance for loan amount increase.  Document states lender was made aware of the loan amount increase on [Redact]  However, the change occurred on the [Redact] Revised CD.  Unable to use the change of circumstance provided since the change received date by lender is dated after the Revised CD was issued.

Buyer Comment (2019-03-11): COC [Redact] uploaded to validate Lender's Title increase and discount point increase.  PCCD, LOE and Final Settlement statement uploaded to reflect cure of [Redact] which exceeds the amount required of [Redact]
																		03/12/2019			1	A		TX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
215753139	XXXX	XXXX		22577249			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2019-03-12): change of circumstance - borrower chose to re-lock to a lower rate Buyer Comment (2019-03-11): COC [Redact] uploaded.	03/12/2019			1	A		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
215753139	XXXX	XXXX		22577250			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee was not disclosed on LE. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-03-12): [Redact] cure provided to borrower at closing per lender [Redact] applied to Appraisal Fee Increase. Buyer Comment (2019-03-11): PCCD, LOE and Final Settlement Statement uploaded reflecting cure of [Redact] done at funding. [Redact] towards appraisal cure.	03/12/2019			1	A		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
215753139	XXXX	XXXX		22577251			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.	Sufficient or excess cure was provided to the borrower at Closing				Reviewer Comment (2019-03-12): [Redact] cure provided to borrower at closing per lender [Redact] applied to Collateral Desktop Analysis. Buyer Comment (2019-03-11): PCCD, LOE and Final Settlement Statement uploaded reflecting cure of [Redact] done at funding. [Redact] towards CDA fee.	03/12/2019			1	A		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
215753139	XXXX	XXXX		22577252			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Loan Discount Points Fee was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided, nor evidence of cure in file.
Reviewer Comment (2019-03-12): change of circumstance - loan amount increase

Buyer Comment (2019-03-12): COC [Redact] uploaded, although COC [Redact] should have been sufficient as it was done within 3 days of the change.

Reviewer Comment (2019-03-12): AMC received change of circumstance for loan amount increase.  Document states lender was made aware of the loan amount increase on [Redact]  However, the change occurred on the [Redact] Revised CD.  Unable to use the change of circumstance provided since the change received date by lender is dated after the Revised CD was issued.

Buyer Comment (2019-03-11): COC [Redact] uploaded.
																		03/12/2019			1	A		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
215753139	XXXX	XXXX		22577253			Credit	Income / Employment	Income Documentation	Income / Employment	Employment Error: Employment start date not provided.		"The file was missing a copy of the required verification borrower is 100% owner of business and business has been in existence for two (2) years"				Reviewer Comment (2019-03-06): Lender provided cpa letter. Buyer Comment (2019-03-06): CPA letter uploaded	03/06/2019			1	A		TX	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
215753139	XXXX	XXXX		22577254			Credit	Credit	Credit Documentation	Missing Document	Missing Document: Credit Report not provided		The file was missing credit soft pull completed within 10 days prior to closing.				Reviewer Comment (2019-03-06): Lender provided credit supplement pulled within 120 days of close. Buyer Comment (2019-03-06): soft pull dated [Redact] uploaded. Please note the loan closed on [Redact]	03/06/2019			1	A		TX	Primary	Refinance - Cash-out - Other		D	A	D	A	C	A	A	A	Non QM	Non QM	No
215753139	XXXX	XXXX		22577255			Compliance	Compliance	Federal Compliance	TRID	Employment Error: Employment start date not provided.		"The file was missing a copy of the required verification borrower is 100% owner of business and business has been in existence for two (2) years"						03/12/2019		1	A		TX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
215753139	XXXX	XXXX		22577256			Compliance	Compliance	Federal Compliance	TRID	Missing Document: Credit Report not provided		The file was missing credit soft pull completed within 10 days prior to closing.						03/12/2019		1	A		TX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	D	A	D	A	C	A	A	A	Non QM	Non QM	Yes
215753140	XXXX	XXXX		22577266			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Lender changed loan designation from Higher Priced QM to Non QM				Reviewer Comment (2019-03-28): Lender changed loan designation from Higher Priced QM to Non QM Reviewer Comment (2019-03-05): This is an appendix q requirement. Exception remains. Buyer Comment (2019-03-05): profit and loss is not required as a loss was calculated. More importantly, the business is a secondary income.	03/28/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215753140	XXXX	XXXX		22577267			Compliance	Compliance	Federal Compliance	TRID	NonQM ATR	Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.	ATR failure due to insufficient employment/income verification.				Reviewer Comment (2019-03-28): AMC received required documents, exception is cleared. Buyer Comment (2019-03-28): Please review Disclosure Tracking Details uploaded and clear.	03/28/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753140	XXXX	XXXX		22577268			Compliance	Compliance	Federal Compliance	TRID Defect	General Ability To Repay Provision Employment - Schedule C Test	Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records.	Third party verification of business was not provided.				Reviewer Comment (2019-02-25): Cure provided at closing.		02/25/2019		2	B		PA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753140	XXXX	XXXX		22577270			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on [Redact] was electronically provided prior to borrower's consent to receive electronic disclosures. Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations. Initial LE sent electronically prior to esign consent may result in a fee tolerance violation of up to [Redact]	Loan Estimate provided on [Redact] was electronically provided prior to borrower's consent to receive electronic disclosures.				Reviewer Comment (2019-03-05): Lender provided 3rd party verification. Buyer Comment (2019-03-05): 3rd party verification uploaded	03/05/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215753140	XXXX	XXXX		22577271			Compliance	Compliance	Federal Compliance	ATR/QM	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-03-05): Lender provided 3rd party verification.	03/05/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215753140	XXXX	XXXX		22577272			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Loan Designation Match - QM	Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Higher Priced QM does not match Due Diligence Loan Designation of ATR Fail.	Loan designation failure due to ATR failure caused by insufficient employment/income verification.				Reviewer Comment (2019-03-28): Lender changed loan designation from Higher Priced QM to Non QM	03/28/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM status	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753140	XXXX	XXXX		22577274			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Credit	Guideline Requirement: Investor Qualifying Residual income discrepancy.	Calculated investor qualifying disposable income of ___ is less than AUS required disposable income of ___.	Borrower residual income of [Redact] is insufficient to meet guideline requirement of $1,800.	Borrower has no discretionary debt. Monthly non-reo liabilities reduced by [Redact] Overall monthly debt reduced by [Redact] Borrower has employment stability for 15 years in the [Redact] field.		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-25): Lender exception granting residual income below guideline requirement.			02/25/2019	2	B		PA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215753140	XXXX	XXXX		22577275			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower.	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fees after, and no evidence of cure was located in file.				Reviewer Comment (2019-03-28): AMC received required documents, exception is cleared. Buyer Comment (2019-03-28): Disclosure Tracking Details for initial disclosures [Redact] uploaded. Disclosures were mailed through the Encompass Fulfillment Service and is acceptable as the baseline for Initial LE.	03/28/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215753140	XXXX	XXXX		22577276			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fees after, and no evidence of cure was located in file.				Reviewer Comment (2019-03-28): AMC received required documents, exception is cleared. Buyer Comment (2019-03-28): Disclosure Tracking Details for LE [Redact] uploaded reflecting sent to borrower US Mail. LE dated [Redact] should be used to re-baseline and 0% and 10% cures should be waived.	03/28/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753140	XXXX	XXXX		22577277			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fees after, and no evidence of cure was located in file.				Reviewer Comment (2019-03-28): AMC received required documents, exception is cleared. Buyer Comment (2019-03-28): Disclosure Tracking Details for LE [Redact] uploaded reflecting sent to borrower US Mail. LE dated [Redact] should be used to re-baseline and 0% and 10% cures should be waived.	03/28/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753140	XXXX	XXXX		22577278			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fees after, and no evidence of cure was located in file.				Reviewer Comment (2019-03-28): AMC received required documents, exception is cleared. Buyer Comment (2019-03-28): Disclosure Tracking Details for LE [Redact] uploaded reflecting sent to borrower US Mail. LE dated [Redact] should be used to re-baseline and 0% and 10% cures should be waived.	03/28/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753140	XXXX	XXXX		22577279			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan). Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fees after, and no evidence of cure was located in file.				Reviewer Comment (2019-03-28): AMC received required documents, exception is cleared. Buyer Comment (2019-03-28): Disclosure Tracking Details for LE [Redact] uploaded reflecting sent to borrower US Mail. LE dated [Redact] should be used to re-baseline and 0% and 10% cures should be waived.	03/28/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753140	XXXX	XXXX		22577280			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fees after, and no evidence of cure was located in file.				Reviewer Comment (2019-03-28): AMC received required documents, exception is cleared. Buyer Comment (2019-03-28): Disclosure Tracking Details for LE [Redact] uploaded reflecting sent to borrower US Mail. LE dated [Redact] should be used to re-baseline and 0% and 10% cures should be waived.	03/28/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753140	XXXX	XXXX		22577281			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fees after, and no evidence of cure was located in file.				Reviewer Comment (2019-03-28): AMC received required documents, exception is cleared. Buyer Comment (2019-03-28): Disclosure Tracking Details for LE [Redact] uploaded reflecting sent to borrower US Mail. LE dated [Redact] should be used to re-baseline and 0% and 10% cures should be waived.	03/28/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753140	XXXX	XXXX		22577282			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of [Redact] exceeds tolerance [Redact] Insufficient or no cure was provided to the borrower.	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fees after, and no evidence of cure was located in file.				Reviewer Comment (2019-03-28): AMC received required documents, exception is cleared. Buyer Comment (2019-03-28): Disclosure Tracking Details for LE [Redact] uploaded reflecting sent to borrower US Mail. LE dated [Redact] should be used to re-baseline and 0% and 10% cures should be waived.	03/28/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753140	XXXX	XXXX		22577283			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fees after, and no evidence of cure was located in file.				Reviewer Comment (2019-03-28): AMC received required documents, exception is cleared. Buyer Comment (2019-03-28): Disclosure Tracking Details for LE [Redact] uploaded reflecting sent to borrower US Mail. LE dated [Redact] should be used to re-baseline and 0% and 10% cures should be waived.	03/28/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753140	XXXX	XXXX		22577284			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee was not disclosed on LE. No valid COC provided, cure provided at closing.				Reviewer Comment (2019-03-28): AMC received required documents, exception is cleared. Buyer Comment (2019-03-28): Disclosure Tracking Details for LE [Redact] uploaded reflecting sent to borrower US Mail. LE dated [Redact] should be used to re-baseline and 0% and 10% cures should be waived.	03/28/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753140	XXXX	XXXX		22577285			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.	Cured at closing.				Reviewer Comment (2019-03-28): AMC received required documents, exception is cleared. Buyer Comment (2019-03-28): Disclosure Tracking Details for LE [Redact] uploaded reflecting sent to borrower US Mail. LE dated [Redact] should be used to re-baseline and 0% and 10% cures should be waived.	03/28/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753140	XXXX	XXXX		22577286			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Underwriting Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fees after, and no evidence of cure was located in file.				Reviewer Comment (2019-03-28): AMC received required documents, exception is cleared. Buyer Comment (2019-03-28): Disclosure Tracking Details for LE [Redact] uploaded reflecting sent to borrower US Mail. LE dated [Redact] should be used to re-baseline and 0% and 10% cures should be waived.	03/28/2019			1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215753140	XXXX	XXXX		22577287			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Check Restated Loan Designation Match - General Ability to Repay	Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.	Lender changed loan designation from Higher Priced QM to Non QM								2	B		PA	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	No
215753140	XXXX	XXXX		22577288			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Notary Fee. Fee Amount of $150.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Cured at closing.						03/28/2019		1	A		PA	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Non QM	Yes
215753141	XXXX	XXXX		22577290			Credit	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Final 1003		There is no final 1003 in file. Provide a copy of the final 1003 signed at closing.				Reviewer Comment (2019-03-01): Lender provided a copy of the final 1003 signed by borrower at closing. This issue is cleared. Buyer Comment (2019-02-28): Final 1003 uploaded.	03/01/2019			1	A		IL	Investment	Refinance - Cash-out - Other		C	A	C	A	B		A	A	N/A	N/A	No
215753141	XXXX	XXXX		22577292			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	E-mail verification of Valuation sent to Borrower reflects a sent and received date of [Redact] which is after the inspection date and prior to report date. Provide a copy off all appraisals issued including the one sent to the borrower on 01/03/2019 and provide evidence of delivery of the appraisal dated [Redact]				Reviewer Comment (2019-03-01): Lender provided evidence of delivery of the final appraisal. File lacks copies of the earlier issues appraisal(s) of which there is indication of delivery. See new exception for missing appraisal. This issue is cleared. Reviewer Comment (2019-03-01): Lender provided evidence of the delivery of the [Redact] issue appraisal. File is lacking copies of earlier appraisal that have evidence of mailing in file [Redact] This issue remains open. Buyer Comment (2019-02-28): Evidence borrower received appraisal [Redact] uploaded.	03/01/2019			1	A		IL	Investment	Refinance - Cash-out - Other		C	A	C	A	B		A	A	N/A	N/A	No
215753141	XXXX	XXXX		22577293			Credit	Property - Appraisal	Appraisal Documentation	Property - Appraisal	Missing Document: Appraisal not provided		File is missing copies of earlier issued appraisals. The appraisal provided is dated [Redact] There is evidence of an appraisal being delivered on [Redact] Provide copies of all issued appraisals.				Reviewer Comment (2019-03-05): Lender provided a copy of the appraisal issued on [Redact] This issue is cleared. Buyer Comment (2019-03-05): original appraisal uploaded.	03/05/2019			1	A		IL	Investment	Refinance - Cash-out - Other		C	A	C	A	B		A	A	N/A	N/A	No
215753142	XXXX	XXXX		22577296			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids.	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-27): Lender provided a post-close CD correcting the property tax amount.		02/27/2019		2	B		WA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753142	XXXX	XXXX		22577297			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Prepaid Property Tax Months	TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on [Redact] did not disclose number of months for Property Tax under Prepaids.	The number of months of prepaid property taxes disclosed in section F of the final CD was blank. Provide a post-close CD correcting the number of months and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-02-27): Lender provided a post-close CD correcting the property tax amount.		02/27/2019		2	B		WA	Primary	Refinance - Cash-out - Home Improvement	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753143	XXXX	XXXX		22577299			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of [Redact] was reflected, which is insufficient to cure [Redact] Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check for remaining cure of [Redact] proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.				Reviewer Comment (2019-03-05): All tolerance cures have been provided. Buyer Comment (2019-03-05): COC states price change due to comp paid by. Initially disclosed as lender paid and changed to borrower paid. Reviewer Comment (2019-03-05): AMC received the [Redact] COC. The COC does not indicate a reason for the addition of the Broker Fee paid by borrower. Please provide additional details for review. Buyer Comment (2019-03-04): COC [Redact]	03/05/2019			1	A		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753143	XXXX	XXXX		22577300			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD.	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-03-05): AMC received VCC for fee change at rate lock. Buyer Comment (2019-03-05): COC states price change due to comp paid by. Initially disclosed as lender paid and changed to borrower paid. Reviewer Comment (2019-03-05): AMC received the [Redact] COC. The COC does not indicate a reason for the addition of the Broker Fee paid by borrower. Please provide additional details for review. Buyer Comment (2019-03-04): COC [Redact]	03/05/2019			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753143	XXXX	XXXX		22577301			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee disclosed as [Redact] on LE dated [Redact] but disclosed as [Redact] on Final Closing Disclosure. No valid COC provided, cure provided at closing.				Reviewer Comment (2019-02-27): Cure provided at closing.		02/27/2019		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753143	XXXX	XXXX		22577302			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee disclosed as [Redact] on LE dated [Redact] but disclosed as [Redact] on Final Closing Disclosure. No valid COC provided, cure provided at closing.				Reviewer Comment (2019-02-27): Cure provided at closing.		02/27/2019		2	B		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753145	XXXX	XXXX		22577309			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for 0% tolerance violations in the amount of [Redact] was not provided. Cure in the amount of [Redact] was reflected on PC CD [Redact] however, missing a copy of the refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made. Also, due to cash to close changing from Final to PC CD please provide copy of Settlement Statement.				Reviewer Comment (2019-02-28): PCCD dated [Redact] along with general LOE to consumer and copy of refund check dated [Redact] with proof of delivery has been provided. Buyer Comment (2019-02-28): PCCD and LOE uploaded along with cure check and tracking.		02/28/2019		2	B		NV	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753145	XXXX	XXXX		22577311			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower.	Appraisal Fee was disclosed as [Redact] on LE, but disclosed as [Redact] on Final CD. No valid COC provided, nor evidence of cure in file.								2	B		NV	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	No
215753145	XXXX	XXXX		22577312			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower.	Appraisal review fee was disclosed as [Redact] on LE, but disclosed as [Redact] on Final CD. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-02-28): PCCD dated [Redact] along with general LOE to consumer and copy of refund check dated [Redact] with proof of delivery has been provided. Buyer Comment (2019-02-28): PCCD and LOE uploaded along with cure check and tracking.		02/28/2019		2	B		NV	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753145	XXXX	XXXX		22577313			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Review Fee. Fee Amount of $155.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.	Appraisal review fee was disclosed as $0 on LE, but disclosed as $155 on Final CD. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-02-28): PCCD dated [Redact] along with general LOE to consumer and copy of refund check dated [Redact] with proof of delivery has been provided. Buyer Comment (2019-02-28): PCCD and LOE uploaded along with cure check and tracking.		02/28/2019		2	B		NV	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753146	XXXX	XXXX		22577314			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	Appraisal delivery [Redact] effective date [Redact] date of report [Redact]				Reviewer Comment (2019-03-05): Lender provided a copy of the initial appraisal dated [Redact] delivery is supported by the [Redact] email confirmation to the borrower. There was not a change in value which means the 3 day rule is not applicable to the updated appraisal. However, all issues of the appraisal must be provided to the borrower prior to closing. Provide documentation that the revised appraisal, dated [Redact] was provided to the borrower on or before [Redact] This issue remains open. Buyer Comment (2019-03-05): original appraisal uploaded				2	B		NY	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C		A	A	N/A	N/A	No
215753146	XXXX	XXXX		22577315			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure of [Redact] was reflected, which is insufficient to cure various 0% violations totaling [Redact] Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check for remaining cure of [Redact] proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2019-03-12): AMC received Letter of Explanation & Corrected Closing Disclosure

Buyer Comment (2019-03-12): PCCD and LOE uploaded.

Reviewer Comment (2019-03-05): AMC received comment. 11 months is acceptable however the tax calculations do not match. AMC's calculation is [Redact] for HOI, [Redact] City Taxes, [Redact] School Tax, and [Redact] School Tax for 1 year total of [Redact] or [Redact] 11 mo calculation. Please provide verification of calculation or provide corrected CD and LOE to cure.

Buyer Comment (2019-03-04): Please see [Redact] regarding Property Costs over Year 1, 11 months is acceptable.
																			03/12/2019		2	B		NY	Investment	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C		A	A	N/A	N/A	Yes
215753146	XXXX	XXXX		22577316			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	Property costs over 11 months were disclosed, in lieu of 12 months.				Reviewer Comment (2019-03-12): AMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2019-03-12): PCCD and LOE uploaded reflecting [Redact] principal reduction for increase in discount. Appraisal fee cure no longer applicable as exception has been cleared.		03/12/2019		2	B		NY	Investment	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C		A	A	N/A	N/A	Yes
215753146	XXXX	XXXX		22577317			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided. Cure provided at closing.				Reviewer Comment (2019-03-12): AMC received Letter of Explanation, Copy of Refund Check and Corrected CD. Buyer Comment (2019-03-12): PCCD and LOE uploaded reflecting [Redact] principal reduction for increase in discount.		03/12/2019		2	B		NY	Investment	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C		A	A	N/A	N/A	Yes
215753146	XXXX	XXXX		22577318			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower.	Cured [Redact]				Reviewer Comment (2019-02-28): Cure provided at closing.		02/28/2019		2	B		NY	Investment	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C		A	A	N/A	N/A	Yes
215753146	XXXX	XXXX		22577319			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Loan Discount Points were disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided, nor evidence of cure in file.
Reviewer Comment (2019-03-11): AMC received required documents, exception is cleared.

Buyer Comment (2019-03-11): Attestation letter uploaded.

Reviewer Comment (2019-03-05): UW required second appraisal or appraisal review without a specific reason is not considered a valid COC.  Please provide a letter of attestation for the reason detailing on why the appraisal review or second appraisal would be needed as it was not initially disclosed.

Buyer Comment (2019-03-05): UW required review fee [Redact]

Reviewer Comment (2019-03-05): AMC received [Redact]  COC indicating UW required a 2nd appraisal. Please provide additional details regarding why the 2nd appraisal was required for review that was not known at the initial LE or provide corrected CD, LOE, Refund Check, and Proof of Delivery to cure.

Buyer Comment (2019-03-04): COC [Redact]
																		03/11/2019			1	A		NY	Investment	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C		A	A	N/A	N/A	Yes
215753146	XXXX	XXXX		22577320			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file was missing a copy of the required Income Business Purpose & Occupancy Affidavit provided at application, as required by the guidelines. Note: the file contained a copy of the final disclosure signed and notarized at closing.	PITIA reserves above minimum by 6 months or greater. 84.66 months reserves.		Originator Pre-Close	Reviewer Comment (2019-03-05): Lender provided an exception approval waiving the requirement for the initial Business Occupancy and Affidavit Disclosure. This issue is waived to an EV2. Buyer Comment (2019-03-05): post consummation exception approval uploaded for waiver. Reviewer Comment (2019-03-04): Lender provided another copy of the disclosure provided at close. Missing a copy of the disclosure sent at application. Exception remains. Buyer Comment (2019-03-01): Business Purpose and Occupancy Affidavit uploaded.			03/05/2019	2	B		NY	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C		A	A	N/A	N/A	No
215753146	XXXX	XXXX		22577321			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Second Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee was not disclosed on LE. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-03-12): AMC received required documents, exception is cleared.	03/12/2019			1	A		NY	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C		A	A	N/A	N/A	Yes
215753146	XXXX	XXXX		22577322			Compliance	Compliance	Federal Compliance	TRID	Credit Exception:		The file was missing a copy of the required Income Business Purpose & Occupancy Affidavit provided at application, as required by the guidelines. Note: the file contained a copy of the final disclosure signed and notarized at closing.				Reviewer Comment (2019-03-12): AMC received required documents, exception is cleared.	03/12/2019			1	A		NY	Investment	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C		A	A	N/A	N/A	Yes
215753147	XXXX	XXXX		22577324			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	DTI of 46.0773% exceeds guideline maximum of 43%. Note: Lender provided exception approval, however, compensating factors used for approval were not strong enough to downgrade.	32.39 months reserves > 3 months guideline minimum - borrowers have verified reserves of [Redact] Prior Homeownerhip Experience (Not resulting in FC or Short Sale) Conservative use of credit or minimal use of revolving credit. Borrowers have owned the subject property for 9 years Borrower has job stability for 10 years as an accountant		Owner Originator Pre-Close Originator Pre-Close Owner Owner	Reviewer Comment (2019-03-06): Lender approved exception granting DTI above guideline requirement.			03/06/2019	2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753147	XXXX	XXXX		22577325			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [Redact] moderately exceeds the guideline maximum of [Redact] (DTI Exception is eligible to be regraded with compensating factors.)	Loan approval shows DTI exception request was approved				Reviewer Comment (2019-03-06): Lender exception on file. Buyer Comment (2019-03-06): please waive.	03/06/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753147	XXXX	XXXX		22577326			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.		32.39 months reserves > 3 months guideline minimum - borrowers have verified reserves of [Redact] Prior Homeownerhip Experience (Not resulting in FC or Short Sale) Conservative use of credit or minimal use of revolving credit. Borrowers have owned the subject property for 9 years Borrower has job stability for 10 years as an accountant		Owner Originator Pre-Close Originator Pre-Close Owner Owner	Reviewer Comment (2019-03-06): Lender approved exception granting DTI above guideline requirement.			03/06/2019	2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753147	XXXX	XXXX		22577327			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.	ATR failure due to insufficient income/employment verifications. This exception will be cleared once all ATR specific exceptions have been cured/cleared.				Reviewer Comment (2019-03-06): Lender exception on file. Buyer Comment (2019-03-06): please waive.	03/06/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753148	XXXX	XXXX		22577329			Credit	Missing Document	General	Missing Document	Missing Document: Verification of Non-US Citizen Status not provided		Final 1003 shows borrower is not a US citizen or a perm resident alien, which appears to be an error. Provide corrected final 1003 if borrower is US Citizen or provide residency documents.				Reviewer Comment (2019-03-12): Lender provided updated 1003 reflecting borrower is a U.S. Citizen. Buyer Comment (2019-03-12): revised 1003 to reflect correct citizenship.	03/12/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753148	XXXX	XXXX		22577331			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	[Redact] violation due to increase in Loan Discount Points. File does not contain a valid COC , nor evidence of cure.				Reviewer Comment (2019-03-04): AMC received Letter of Explanation & Corrected Closing Disclosure. Buyer Comment (2019-03-01): COC [Redact] uploaded.		03/04/2019		2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753148	XXXX	XXXX		22577332			Compliance	Compliance	Federal Compliance	TRID Defect	Missing Document: Verification of Non-US Citizen Status not provided		Final 1003 shows borrower is not a US citizen or a perm resident alien, which appears to be an error. Provide corrected final 1003 if borrower is US Citizen or provide residency documents.				Reviewer Comment (2019-03-04): AMC received required documents, exception is cleared. Buyer Comment (2019-03-01): COC [Redact] uploaded.	03/04/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753149	XXXX	XXXX		22577334			Compliance	Loan Package Documentation	Application / Processing	Missing, Incorrect, or Incomplete Final or Initial 1003	Missing Document: Missing Lender's Initial 1003		The file was missing the initial 1003.								2	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753149	XXXX	XXXX		22577335			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		Final 1003 indicates borrower is "Unmarried" but Security instrument states, "A Married Woman". Clarify/Correct documents to match.				Reviewer Comment (2019-03-19): Lender provided corrected 1003 reflecting borrower as [Redact] Buyer Comment (2019-03-18): Final 1003 uploaded correcting marital status as [Redact]	03/19/2019			1	A		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753149	XXXX	XXXX		22577336			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	DTI of 48.537% exceeds guideline requirement for 1 year Alt doc of 43%.	Prior Homeownerhip Experience (Not resulting in FC or Short Sale) Borrower on this Near Prime Alt 1 year documentation loan has a disposable income of [Redact] > guideline residual income of $2500 31.68 months reserves > 6 months guideline minimum - borrowers have verified reserves of [Redact]		Originator Pre-Close Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-03-01): Lender provided an exception approval for the DTI			03/01/2019	2	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753149	XXXX	XXXX		22577338			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Incomplete Document: 1003 Final is incomplete		Final 1003 indicates borrower is [Redact] but Security instrument states, "[Redact]". Clarify/Correct documents to match.				Reviewer Comment (2019-03-01): Lender provided an exception for the DTI Reviewer Comment (2019-03-01): Regraded to EV2-B based on the compensating factors identified by the originator of reserves of 31 and the residual income of [Redact] which exceeds the guideline requirement of [Redact]			03/01/2019	2	B		CA	Primary	Purchase		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753149	XXXX	XXXX		22577340			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $550.00 exceeds tolerance of $520.00. Sufficient or excess cure was provided to the borrower at Closing.	Zero Percent Fee Tolerance exceeded for Appraisal Fee Amount of $550.00 that exceeds tolerance of $520. Excess cure was provided to the borrower.						02/26/2019		1	A		CA	Primary	Purchase	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753151	XXXX	XXXX		22577345			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $781.00 exceeds tolerance of $715.00. Sufficient or excess cure was provided to the borrower at Closing.							02/25/2019		1	A		FL	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	A	A	A	A	A	A	A	A	Non QM	Non QM	Yes
215753152	XXXX	XXXX		22577348			Compliance	Compliance	Federal Compliance	TRID Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [Redact] moderately exceeds the guideline maximum of [Redact] (DTI Exception is eligible to be regraded with compensating factors.)	Lender grossed up SSI benefits 125% resulting in a [Redact] DTI.
Reviewer Comment (2019-03-13): Revised Initial CD provided with proof of receipt

Buyer Comment (2019-03-13): Second CD [Redact] uploaded.

Reviewer Comment (2019-03-13): The loan file only contains 1 CD issued on [Redact] with an APR of [Redact]  If another CD was issued on [Redact] please provide.

Buyer Comment (2019-03-13): Please see disclosure tracking details for BOTH CD's sent out on [Redact]  Second CD sent out on [Redact] with an APR [Redact] viewed on [Redact]  Please re-review.

Reviewer Comment (2019-03-12): Initial CD dated [Redact] disclosed an APR of [Redact] Final CD was sent to borrower on [Redact] with an APR of [Redact] which exceeds 0.125%.  Requiring a 3 day waiting period prior to consummation.  Disclosure tracking details in file confirm borrower received [Redact] CD on [Redact]  Closing occurred on [Redact] which is less than 3 days

Buyer Comment (2019-03-12): Disclosure Tracking Details uploaded for CD [Redact] reflecting an APR [Redact] with sufficient 3 day waiting period.
																		03/13/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753152	XXXX	XXXX		22577349			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.	Calculated loan to value percentage of ___ exceeds Guideline loan to value percentage of ___.	LTV of 75% exceeds guideline maximum of 70%.	Prior Homeownership Experience (Not Resulting in FC or Short Sale) Borrower's overall monthly debt payment decreased by [Redact] per month with this refinance. All discretionary debt paid off.		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-02-28): Lender approved exception granting LTV of [Redact]			02/28/2019	2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753152	XXXX	XXXX		22577350			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated DTI of 49.70801% exceeds guideline maximum of 43%.. Lender approved exception of DTI up to 50%, however, the compensating factors were not strong enough to downgrade exception.	Prior Homeownership Experience (Not Resulting in FC or Short Sale) Borrower's overall monthly debt payment decreased by [Redact] per month with this refinance. All discretionary debt paid off.		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-03-05): Lender recalculated income grossing up SSI by a 125% factor bring the DTI down to [Redact] . There is a lender exception approval for increasing the DTI to [Redact] The final DTI of V is within [Redact] of the guidelines maximum of [Redact] This issue is waived to an EV2. Buyer Comment (2019-03-05): restructured file. Grossed up SS income to 25%. Revised qualified income [Redact] x 25%=[Redact]. New debt to income ratio at [Redact]			03/05/2019	2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753152	XXXX	XXXX		22577351			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure provided of $340.80 is insufficient to cure multiple 0% tolerance violations totaling $833.40.				Reviewer Comment (2019-03-05): Lender re-evaluated income grossing up SSI income by a 125% factor. This reduced the final DTI to [Redact] There is also a lender approval for DTI to [Redact] with compensating factors. This issue is cleared. Buyer Comment (2019-03-05): restructured file. Grossed up SS income to 25%. Revised qualified income [Redact] x 25%=[Redact]. New debt to income ratio at [Redact]	03/05/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Lender to provide updated ATR/QM Loan Designation	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753152	XXXX	XXXX		22577352			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Guidelines	TILA-RESPA Integrated Disclosure - Corrected Closing Disclosure provided on [Redact] contains a change in APR, loan product or addition of prepayment penalty and was not received by borrower at least three (3) business days prior to consummation	Initial CD dated [Redact] disclosed an APR of [Redact] Final CD was sent to borrower on [Redact] with an APR of [Redact] which exceeds 0.125%. Requiring a 3 day waiting period prior to consummation. Consummation took place on [Redact] Requirement was not met.				Reviewer Comment (2019-03-05): Lender re-evaluated income grossing up SSI income by a 125% factor. This reduced the final DTI to [Redact] There is also a lender approval for DTI to [Redact] with compensating factors. This issue is cleared. Buyer Comment (2019-03-05): restructured file. Grossed up SS income to 25%. Revised qualified income [Redact] x 25%=[Redact]. New debt to income ratio at [Redact]	03/05/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753152	XXXX	XXXX		22577353			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Loan Discount Points were disclosed as [Redact] on LE, and increased to [Redact] No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-03-05): Lender revised income calculations for SSI grossing up 125%. Resulting DTI is [Redact] This issue is cleared. Buyer Comment (2019-03-05): restructured file. Grossed up SS income to 25%. Revised qualified income [Redact] x 25%=[Redact]. New debt to income ratio at [Redact]	03/05/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753152	XXXX	XXXX		22577354			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Title -Endorsement Fee was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-03-12): Change of circumstance provided - loan amount increase Buyer Comment (2019-03-12): COC [Redact] uploaded reflecting loan amount increase, fees increased based on the loan amount increase and rate increase increasing discount fee.	03/12/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753152	XXXX	XXXX		22577355			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.	Cure provide to the borrower at closing				Reviewer Comment (2019-03-12): Change of circumstance provided - loan amount increase Buyer Comment (2019-03-12): COC [Redact] uploaded reflecting loan amount increase, fees increased based on the loan amount increase and rate increase increasing discount fee.	03/12/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753152	XXXX	XXXX		22577356			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Title -Lender's Title Insurance Fee was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-03-12): Change of circumstance provided - loan amount increase Buyer Comment (2019-03-12): COC [Redact] uploaded reflecting loan amount increase, fees increased based on the loan amount increase and rate increase increasing discount fee.	03/12/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753152	XXXX	XXXX		22577357			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of $1,588.00 exceeds tolerance of $1,513.00. Insufficient or no cure was provided to the borrower.	Title -Lender's Title Insurance Fee was disclosed as $1,513 on LE, and increased to $1,588 on Final CD. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-03-12): Change of circumstance provided - loan amount increase Buyer Comment (2019-03-12): COC [Redact] uploaded reflecting loan amount increase, fees increased based on the loan amount increase and rate increase increasing discount fee.	03/12/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753152	XXXX	XXXX		22577358			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.59307% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)	Lender grossed up SSI benefits 125% resulting in a 45.59307% DTI.	Prior Homeownership Experience (Not Resulting in FC or Short Sale) Borrower's overall monthly debt payment decreased by [Redact] per month with this refinance. All discretionary debt paid off.		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-03-05): Lender provided a DTI exception approval, with compensating factors, to a [Redact] DTI maximum. The issue is waived to an EV2.			03/05/2019	2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753152	XXXX	XXXX		22577359			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee. Fee Amount of $526.40 exceeds tolerance of $221.00. Sufficient or excess cure was provided to the borrower at Closing.	Cure provide to the borrower at closing						03/12/2019		1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753153	XXXX	XXXX		22577360			Credit	Missing Document	General	Missing Document	Incomplete Document: 1003 Final is incomplete		The final 1003 is missing page 3 of 4. Provide a complete copy of the final 1003.				Reviewer Comment (2019-03-06): Lender provided a copy of page 3 of the final 1003. Buyer Comment (2019-03-05): final 1003 uploaded	03/06/2019			1	A		NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753153	XXXX	XXXX		22577363			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.					Reviewer Comment (2019-03-06): Lender provided income documents for the co-borrower. Buyer Comment (2019-03-05): uploaded income docs	03/06/2019			1	A		NJ	Primary	Refinance - Cash-out - Other	Lender to provide updated ATR/QM status	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753153	XXXX	XXXX		22577364			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TIL Higher Priced Mortgage Loan Safe Harbor	TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.	The appraisal is not in the name of the lender. Provide correct appraisal reflecting lender name.				Reviewer Comment (2019-03-06): Lender provided income documents for the co-borrower. Buyer Comment (2019-03-05): W2s and stubs for B2 provided.	03/06/2019			1	A		NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753153	XXXX	XXXX		22577365			Compliance	Compliance	Federal Compliance	ATR/QM	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.					Reviewer Comment (2019-03-06): Lender provided income documents for the co-borrower.	03/06/2019			1	A		NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753153	XXXX	XXXX		22577366			Compliance	Compliance	Federal Compliance	Federal HPML	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.									2	B		NJ	Primary	Refinance - Cash-out - Other		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753153	XXXX	XXXX		22577367			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $490.00 exceeds tolerance of $460.00. Sufficient or excess cure was provided to the borrower at Closing.							02/26/2019		1	A		NJ	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753153	XXXX	XXXX		22577368			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $103.15 exceeds tolerance of $100.00. Sufficient or excess cure was provided to the borrower at Closing.							02/26/2019		1	A		NJ	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753155	XXXX	XXXX		22577369			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		Missing UW income analysis worksheet for Bank Statement income documentation.				Reviewer Comment (2019-03-06): Lender provided a copy of the income worksheet. Buyer Comment (2019-03-05): uploaded	03/06/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753155	XXXX	XXXX		22577372			Credit	Loan Package Documentation	Application / Processing	Loan Package Documentation	FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.		The property is located in [Redact]. Provide a post-disaster inspection verifying there was no damage Wildfires. The inspection must include exterior photos and the property must be re-inspected on or after [Redact].(appraisal effective dated [Redact])				Reviewer Comment (2019-03-26): Lender provided a copy of the property inspection report. Buyer Comment (2019-03-25): Disaster inspection uploaded.	03/26/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753155	XXXX	XXXX		22577373			Credit	Title	General	Title	Title Policy Coverage is less than Original Loan Amount.		The preliminary title report in file disclosed [Redact] of title insurance coverage; however this is less than the loan amount of [Redact] Provide a copy of the final title policy or an addendum to the preliminary report verifying title insurance of at least the loan amount.				Reviewer Comment (2019-03-22): Lender provided a copy of the final title policy showing sufficient coverage. This issue is cleared. Buyer Comment (2019-03-22): Title policy reflecting correct loan amount uploaded.	03/22/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753155	XXXX	XXXX		22577374			Credit	Legal / Regulatory / Compliance	Title / Lien Defect	Title	Title Policy is Preliminary or Commitment, and not a Final Title Policy.		The file was missing a copy of the final title policy.				Reviewer Comment (2019-03-22): Lender provided a copy of the final title policy, this issue is cleared.	03/22/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753155	XXXX	XXXX		22577375			Credit	Guideline	Guideline Issue	Guideline	More than 3 NSFs/Overdraft Transfers occurred in the most recent 12-month period.		NSF's exceed guideline requirement of max of 3 within 12 month period. (Lender approval noted exception was approved)	11.69 mo reserves > guideline of 6 mo. 65.897% LTV < 80.00 guideline max		Owner Owner	Reviewer Comment (2019-03-05): Lender approved exception allowing 7 NSFs in a 12 month period. Guideline maximum is 3. Buyer Comment (2019-03-05): CMS provided an exception prior to CTC. Please downgrade to an EV2 and close out.			03/05/2019	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753155	XXXX	XXXX		22577376			Credit	Income / Employment	Income Documentation	Income / Employment	The verbal verification of employment was obtained more than 10 days prior to the note date.		Missing proof of self-employed business existence within 10 days of closing.	Borrower on this alt documentation loan has a disposable income of [Redact]> $2,650 guideline minimum. 11.69 mo reserves > guideline of 6 mo. 65.897% LTV < 80.00 guideline max		Owner Owner Owner	Reviewer Comment (2019-03-25): Lender provided approval exception to waive the verification of self-employment within 10 days of closing. Buyer Comment (2019-03-25): post consummation exception approval uploaded. Reviewer Comment (2019-03-25): Lender sent vvoe citing business license as to how the employment was verified. Business license is not a voe. Exception remains. Buyer Comment (2019-03-25): VOE uploaded. Reviewer Comment (2019-03-05): Exception remains. Business license is not a VOE. Buyer Comment (2019-03-05): business licenses uploaded			03/25/2019	2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753155	XXXX	XXXX		22577377			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		The file was missing a copy of the required verification borrower is 100% owner of business and business has been in existence for two (2) years				Reviewer Comment (2019-03-12): Bank statements reflects one individual as DBA. Business license list borrower name. Buyer Comment (2019-03-12): Please revisit. In review of business license, it specifically states one owner of the business and not multiple owners as it would if there were more than one owner. Please clear. Reviewer Comment (2019-03-05): Exception remains. Business licenses for 2 years confirm existence, however, ownership is not confirmed. Buyer Comment (2019-03-05): uploaded business licenses covering 2 years.	03/12/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753155	XXXX	XXXX		22577378			Compliance	Compliance	Miscellaneous Compliance	Compliance	Other Compliance Exception (Manual Add)		Missing required "Title - " verbiage on the following fee(s) on initial LE dated [Redact]: Escrow-Admin Processing Fee, Escrow-Banking Wire Fee, Escrow-Demand Order Fee, Escrow-Lean Tie-in Fee, Escrow-Overnight Delivery Fee				Reviewer Comment (2019-03-07): Upon further review, the incorrect exception was fired for the non-material naming error on the initial LE	03/07/2019			1	A		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	Yes
215753155	XXXX	XXXX		22577379			Compliance	Compliance	Miscellaneous Compliance	Compliance	Miscellaneous Compliance: Non-Material Compliance Exception:		Missing required "Title - " verbiage on the following fee(s) on initial LE dated [Redact]: Escrow-Admin Processing Fee, Escrow-Banking Wire Fee, Escrow-Demand Order Fee, Escrow-Lean Tie-in Fee, Escrow-Overnight Delivery Fee								2	B		CA	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Non QM	Non QM	No
215753157	XXXX	XXXX		22577390			Compliance	Compliance	Federal Compliance	TRID	Maryland HPML Threshold Test Compliant	[Redact] Higher-Priced Mortgage Loan: APR on subject loan of 7.04700% or Final Disclosure APR of 7.05100% is in excess of allowable threshold of APOR 4.65% + 1.5%, or 6.15000%. Compliant Higher Priced Loan.					Reviewer Comment (2019-03-11): AMC received PCCD moving Survey Fee to correct section, COC, and LOE. Exception Cured.		03/11/2019		2	B		MD	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753157	XXXX	XXXX		22577393			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure for 0% tolerance violations totaling [Redact] was not provided.				Reviewer Comment (2019-03-11): AMC received COC indicating a pricing change due to DTI. Exception Cleared.	03/11/2019			1	A		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753157	XXXX	XXXX		22577394			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD.	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-03-11): AMC received PCCD moving fee to section H and LOE. Exception Cured.		03/11/2019		2	B		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753157	XXXX	XXXX		22577395			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee disclosed as [Redact] on CD dated [Redact] but disclosed as [Redact] on Final Closing Disclosure.				Reviewer Comment (2019-03-11): AMC received PCCD, COC, and LOE. The fee was outsourced by provider. Exception Cleared.	03/11/2019			1	A		MD	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	A	C	B	A	A	Non QM	Non QM	Yes
215753157	XXXX	XXXX		22577398			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Title Policy is Preliminary or Commitment, and not a Final Title Policy.	Title Evidence: ___	The file was missing a copy of the final title policy.				Reviewer Comment (2019-03-05): Lender provided screen print of account to validate balance used. Buyer Comment (2019-03-05): uploaded	03/05/2019			1	A		MD	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753157	XXXX	XXXX		22577399			Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	Guideline Requirement: PITIA reserves months discrepancy.		Lender is using more for checking and savings accounts than the [Redact] statement reflects.				Reviewer Comment (2019-03-12): Lender provided updated appraisal with addendum of explanation on owner. Buyer Comment (2019-03-12): please review supplemental addendum. revision uploaded.	03/12/2019			1	A		MD	Primary	Purchase		C	B	C	A	C	B	A	A	Non QM	Non QM	No
215753158	XXXX	XXXX		22577403			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD.	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.				Reviewer Comment (2019-03-06): Per Purchase Agreement Seller is responsible for conveyance taxes. Exception Cleared. Buyer Comment (2019-03-06): This is a waterfall exception that has been cleared...please clear. Reviewer Comment (2019-03-05): AMC received VCC for lender credit violation, attestation for fee required by borrower chosen provider on 10% fees. Last remainder tolerance is for the Transfer Tax fee increase which was all paid by Seller on Seller's CD.	03/06/2019			1	A		CT	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753158	XXXX	XXXX		22577404			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Title Update. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee was not disclosed on Loan Estimate.				Reviewer Comment (2019-03-05): AMC received VCC for Lender Credit changed due to relock.	03/05/2019			1	A		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753158	XXXX	XXXX		22577406			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	This fee was seller paid, and is customarily paid by Seller in the state of (CT).				Reviewer Comment (2019-03-05): Fee required by Borrower chosen provider. Buyer Comment (2019-03-05): This fee is in Section C of the CD where the borrower shopped as the vendor is not on the SSPL.	03/05/2019			1	A		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753158	XXXX	XXXX		22577407			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Lender Credit Tolerance Violation	TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of [Redact] is less than amount of binding Lender Credit previously disclosed in the amount of $-[Redact]	Final CD provided in the file was not reflecting the lender credit of [Redact]				Reviewer Comment (2019-03-05): Fee required by Borrower chosen provider. Buyer Comment (2019-03-05): This fee is in Section C of the CD where the borrower shopped as the vendor is not on the SSPL.	03/05/2019			1	A		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753158	XXXX	XXXX		22577408			Compliance	Compliance	Federal Compliance	TRID Defect	NMLS (LO Company License Issue Date)	Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.	Loan Originator Organization previously authorized to conduct business in CT as per NMLS search				Reviewer Comment (2019-03-06): Erroneous Reg ID 2933. The fees in question were seller paid and captured from the seller's CD. It is customary the fees in question be paid by seller's in the state of [Redact] Reviewer Comment (2019-03-05): Per restrictions in our client review, AMC is unable to exclude any seller paid fees. PCCD, LOE, copy of any refund check and proof of delivery required in order to address the exception. Buyer Comment (2019-03-05): "This fee was seller paid, and is customarily paid by Seller in the state of (CT).".... PLEASE CLEAR EXCEPTION.	03/06/2019			1	A		CT	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753158	XXXX	XXXX		22577409			Compliance	Compliance	Federal Compliance	TILA	TILA NMLSR - Originator Company Not Licensed at time of Application	Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not NMLS licensed or registered at time of application.	Loan Originator Organization previously authorized to conduct business in CT as per NMLS search				Reviewer Comment (2019-03-06): Both Lender License and Broker License fall under general [Redact] which was disclosed on the loan documents. Organization was in an "Authorized to Conduct Business" status for entire duration of transaction, albeit under two different licenses, with no gaps. Exception cleared. Reviewer Comment (2019-03-06): Escalated to CHD.	03/06/2019			1	A		CT	Primary	Purchase		C	A	A	A	C	A	A	A	Non QM	Non QM	No
215753159	XXXX	XXXX		22577412			Compliance	Compliance	Federal Compliance	TILA Right-to-Cancel Missing, Incorrect, Incomplete and/or provided on the wrong form	TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC)	Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.	Lender is same as current mortgage holder but form H-8 used on Right to Cancel.								2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation	TILA ROR - Provide the following: Letter of Explanation, Proof of Delivery, and Re-open Rescission using the correct model form	B	B	A	A	B	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753162	XXXX	XXXX		22577430			Compliance	Compliance	State Compliance	State HPML	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.									1	B		NC	Primary	Purchase
Within 90 days of closing and prior to institution of any action against the lender, (1) notify the borrower, and (2) make appropriate restitution at the option of the borrower to either (a) make the loan comply with prohibited acts and practices or (b) change the terms of the loan in a manner beneficial to the borrower so the loan is no longer rate spread.

(Narrow Defense - Requires CHD Approval)
Within 120 days of discovery , which compliance failure was not intentional and resulted from a bona fide error,  creditor must: (1) provide Lender Attestation to AMC attesting the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how rate spread home loan was made despite procredures to prevent); (2) notify the borrower, and make appropriate restitution at the option of the borrower to either (a) make the loan comply with prohibited acts and practices or (b) change the terms of the loan in a manner beneficial to the borrower so the loan is no longer rate spread.
																												C	B	C	A	B	B	A	A	Non QM	Non QM	Yes
215753162	XXXX	XXXX		22577433			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		6 months reserves is required for First time home buyers, Borrowers have 5.70 in reserves. Note: the reserves were short [Redact] The file was missing proof the appraisal fee for [Redact] was paid before closing.				Reviewer Comment (2019-03-13): Bank statement reflects the [Redact] was paid [Redact] for the appraisal. Buyer Comment (2019-03-13): The effective date of the appraisal report reflects [Redact] hence the appraisal was paid prior to the inspection date. The latest verification for the reserve was on [Redact] The appraisal fee should not be deducted as the appraisal was completed 2 months prior to the last statements provided. Please reconsider.	03/13/2019			1	A		NC	Primary	Purchase		C	B	C	A	B	B	A	A	Non QM	Non QM	No
215753165	XXXX	XXXX		22577438			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.	Cure was provided to the borrower on the final CD.						03/01/2019		1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
215753165	XXXX	XXXX		22577439			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.	Cure was provided to the borrower on the final CD.						03/01/2019		1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
215753165	XXXX	XXXX		22577440			Credit	Credit	Miscellaneous	Guideline	Credit Exception:		Lender exception in file for Borrower's length of employment < 6 mos. as required by guidelines.	Borrower has employment stability for 15 years in the [Redact] Industry. Borrower has owned the subject property for 12 years Borrower on this full documentation loan has a disposable income of [Redact]		Owner Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-03-05): Lender approved exception for length of employment < 6 months after extended gap.			03/05/2019	2	B		TX	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215753165	XXXX	XXXX		22577441			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Completed Loan Application Not Provided At Least 1 Business Day Prior to Closing)		Lender exception in file for Borrower's length of employment < 6 mos. as required by guidelines.				Reviewer Comment (2019-03-14): Affidavit in file signed by borrower at close acknowledging receipt of application at least 1 business day prior to close. Buyer Comment (2019-03-13): The final application does not have to be delivered at least 1 business day prior to close. a CD is required 3 days PTC. Final application is signed at closing. Please note, unable to locate specifics to the exception as noted in the i[Redact] statues.	03/14/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation
Refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
																												C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
215753166	XXXX	XXXX		22577449			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.	Fee disclosed as [Redact] on LE dated [Redact] but disclosed as $155 on Final Closing Disclosure. Lender provided a credit of [Redact] on Final CD to cure tolerance violations.				Reviewer Comment (2019-03-07): Letter of Explanation & Corrected Closing Disclosure provided prior to AMC review Buyer Comment (2019-03-07): PCCD and LOE uploaded.		03/07/2019		2	B		IL	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753166	XXXX	XXXX		22577450			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.	Fee disclosed was not disclosed on initial LE dated [Redact] but disclosed as [Redact] on Final Closing Disclosure. Lender provided a credit of [Redact] on Final CD to cure tolerance violations.						03/03/2019		1	A		IL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753166	XXXX	XXXX		22577451			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee. Fee Amount of $55.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee disclosed was not disclosed on initial LE dated [Redact] but disclosed as $55.00 on Final Closing Disclosure. Lender provided a credit of $68 on Final CD to cure tolerance violations.						03/03/2019		1	A		IL	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753167	XXXX	XXXX		22577446			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $525.00 exceeds tolerance of $520.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee disclosed as $520 on Initial LE dated [Redact] but disclosed as $525 on Final Closing Disclosure. Lender provided a credit of $5.00 on Final CD to cure tolerance violation.						03/04/2019		1	A		TX	Primary	Refinance - Cash-out - Home Improvement	Final CD evidences Cure	A	A	A	A	A	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215753168	XXXX	XXXX		22577458			Compliance	Compliance	Federal Compliance	TRID	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower.	10% tolerance exceeded by $38.30. No valid COC provided, cure provided at closing.- Note: remaining portion of increase is due to seller closing costs.				Reviewer Comment (2019-03-07): AMC received required documents, exception is cleared. Buyer Comment (2019-03-07): COC [Redact] uploaded. No cure required for discount. Cure of [Redact] includes required cure of [Redact] found on PCCD and Final CD from Settlement Agent.	03/07/2019			1	A		NY	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215753168	XXXX	XXXX		22577460			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Loan Discount Points were disclosed as [Redact] on LE, and increased to [Redact] No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-03-07): AMC received required documents, exception is cleared. Buyer Comment (2019-03-07): Cure of [Redact] included in the cure at closing for [Redact] PCCD and LOE uploaded with Final CD from Settlement Agent.	03/07/2019			1	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215753168	XXXX	XXXX		22577461			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $16,096.32 exceeds tolerance of $14,256.32. Insufficient or no cure was provided to the borrower.	Loan Discount Points were disclosed as $8,736 on LE, and increased to $16,096.32. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-03-07): AMC received required documents, exception is cleared. Buyer Comment (2019-03-07): COC [Redact] uploaded.	03/07/2019			1	A		NY	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	A	C	A	C	A	A	A	Non QM	Non QM	Yes
215753168	XXXX	XXXX		22577462			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Borrower has insufficient reserves to meet 6 month requirement.				Reviewer Comment (2019-03-12): Re-worked assets and added [Redact] being held with attorney. Have enough for 7 months required reserves. Buyer Comment (2019-03-12): Borrower has the assets. ([Redact] Personal Bank Statement). See CMS Guideline, page 10 for review. *Reserves: Sub prop requires 3 mos, each additional prop (2 Investment props) requires 2 mos for a total of 7 mos.	03/12/2019			1	A		NY	Primary	Purchase		C	A	C	A	C	A	A	A	Non QM	Non QM	No
215753169	XXXX	XXXX		22577454			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.	Fee disclosed as [Redact] on LE dated [Redact] but disclosed as [Redact] on Final Closing Disclosure.						03/04/2019		1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	A	A	A	C	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215753169	XXXX	XXXX		22577455			Compliance	Compliance	State Compliance	State Defect	(TX50(a)(6)) Texas Cash-out Loan (Acknowledgment of Fair Market Value Disclosure Not Provided Timely)	[Redact] Constitution Section 50(a)(6): Acknowledgment of the Fair Market Value not provided to borrower at closing.	Missing closing dated/signed acknowledgment - document only reflected lender's signature, prior copies dated [Redact]				Reviewer Comment (2019-03-08): Lender provided a copy of the disclosure signed by the borrower at close. Buyer Comment (2019-03-08): LENDER SIGNED DOCUMENT HAS BEEN UPLOADED...PLEASE CLEAR EXCEPTION. Reviewer Comment (2019-03-07): Lender sent copy dated [Redact] that was only signed by lender. Need copy signed by borrower at close. Only form signed by borrower is dated [Redact] Exception remains. Buyer Comment (2019-03-07): Fair Market Value Lender Signed Buyer Comment (2019-03-07): Fair Market Value Borrower Signed	03/08/2019			1	A		TX	Primary	Refinance - Cash-out - Debt Consolidation
To Remediate: (1) Deliver to the borrower the required disclosure documents and obtain an executed copy. If borrower does not return, THEN (2) refund or credit the borrower $1,000 and offer the borrower the right to refinance the extension of credit for the remaining term of the loan at no cost to the borrower on the same terms, including interest, as the original extension of credit with any modifications necessary to comply with this section or on terms on which the borrower and the lender or holder otherwise agree.
																												C	A	A	A	C	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215753170	XXXX	XXXX		22577465			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (Notice to Assignee)	Truth in Lending Act (High-Cost Mortgage): Points and Fees on subject loan of [Redact] is in excess of the allowable maximum of 5.00000% of the Federal Total Loan Amount. Points and Fees of [Redact] on a Federal Total Loan Amount of [Redact] vs. an allowable total of [Redact] (an overage of [Redact] or [Redact] Non-Compliant High Cost Loan.					Reviewer Comment (2019-04-02): Lender provided closing statement reflecting [Redact] of title fee was paid to non-affiliate. Buyer Comment (2019-04-02): Final Alta SS uploaded...reflects that [Redact] of the title fee was paid to Westcor. Please recalculate HOEPA. Reviewer Comment (2019-03-20): Loan is still considered high cost. Exception remains. Buyer Comment (2019-03-20): PCCD and LOE uploaded reflecting correct total loan amount of [Redact] Loan is not a HOEPA loan.	04/02/2019			1	A		MI	Primary	Refinance - Cash-out - Debt Consolidation		C	A	A	A	C	A	A	A	Non QM	Non QM	No
215753170	XXXX	XXXX		22577466			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Disclosure) Federal High-Cost Mortgage Loan (HOEPA Disclosure Not Provided)	Truth in Lending Act (HOEPA): HOEPA disclosure was not provided to the Borrower	The file was missing a copy of the HOEPA Disclosure for all borrowers.				Reviewer Comment (2019-04-02): Lender provided closing statement reflecting [Redact] of title fee was paid to non-affiliate. Buyer Comment (2019-04-02): Final Alta SS uploaded...reflects that [Redact] of the title fee was paid to Westcor. Please recalculate HOEPA. Reviewer Comment (2019-03-20): Loan is still considered high cost. Exception remains. Buyer Comment (2019-03-20): PCCD and LOE uploaded reflecting correct total loan amount of [Redact] Loan is not a HOEPA loan.	04/02/2019			1	A		MI	Primary	Refinance - Cash-out - Debt Consolidation		C	A	A	A	C	A	A	A	Non QM	Non QM	No
215753170	XXXX	XXXX		22577467			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Financed Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.					Reviewer Comment (2019-04-02): Lender provided closing statement reflecting [Redact] of title fee was paid to non-affiliate. Buyer Comment (2019-04-02): Final Alta SS uploaded...reflects that [Redact] of the title fee was paid to Westcor. Please recalculate HOEPA. Reviewer Comment (2019-03-20): Loan is still considered high cost. Exception remains. Buyer Comment (2019-03-20): PCCD and LOE uploaded reflecting correct total loan amount of [Redact] Loan is not a HOEPA loan.	04/02/2019			1	A		MI	Primary	Refinance - Cash-out - Debt Consolidation		C	A	A	A	C	A	A	A	Non QM	Non QM	No
215753170	XXXX	XXXX		22577468			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Late Charge)	Truth in Lending Act (HOEPA): Mortgage loan contains a late charge that exceeds the greater of 4% of the amount past due or grace period of less than 15 days.	Late charge exceeds 4%.				Reviewer Comment (2019-04-02): Lender provided closing statement reflecting [Redact] of title fee was paid to non-affiliate. Buyer Comment (2019-04-02): Final Alta SS uploaded...reflects that [Redact] of the title fee was paid to Westcor. Please recalculate HOEPA. Reviewer Comment (2019-03-20): Loan is still considered high cost. Exception remains. Buyer Comment (2019-03-20): PCCD and LOE uploaded reflecting correct total loan amount of [Redact] Loan is not a HOEPA loan.	04/02/2019			1	A		MI	Primary	Refinance - Cash-out - Debt Consolidation		C	A	A	A	C	A	A	A	Non QM	Non QM	No
215753170	XXXX	XXXX		22577469			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees)	Truth in Lending Act (HOEPA): Mortgage loan financed Points and Fees.
Reviewer Comment (2019-04-02): Lender provided closing statement reflecting [Redact] of title fee was paid to non-affiliate.

Buyer Comment (2019-04-02): Final Alta SS uploaded...reflects that [Redact] of the title fee was paid to Westcor. Please recalculate HOEPA.

Reviewer Comment (2019-03-26): Discrepancy is due to CMS using Amount Financed, as total loan amount in calculating HOEPA threshold.  Total loan amount for HOEPA is "amount financed less 4(c)(7) fees that were paid to lender or affiliate and financed by the creditor.  For subject loan this would include the Title - Lender's Title Insurance fee of [Redact]  Amount financed [Redact] minus [Redact] = [Redact]

Buyer Comment (2019-03-20): Fees based on the total loan amount of [Redact]  AMC is using [Redact]  Please review as the difference is in the total loan amount AMC using vs CMS.

Reviewer Comment (2019-03-20): Lender provided a pccd with the same exact fees and amounts as the final cd. Exception remains.

Buyer Comment (2019-03-20): PCCD and LOE uploaded reflecting total loan amount of [Redact]  Loan is not a HOEPA loan.
																		04/02/2019			1	A		MI	Primary	Refinance - Cash-out - Debt Consolidation
(1) Signed letter from borrower indicating their choice to either (a) accept refund and make loan non-high-cost or (b) keep loan as high-cost and make loan compliant; (2) Assuming option (a) is selected, a copy of refund check and proof of mailing; (3) Assuming option (b) is selected, proof of cure for each of the prohibited practices violations noted.
																												C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753170	XXXX	XXXX		22577470			Compliance	Legal / Regulatory / Compliance	Anti-Predatory Violation	Federal Defect	(Fed High Cost Provision) Federal High-Cost Mortgage Loan (Counseling Requirement)	Truth in Lending Act (HOEPA): Required Statement was not provided to purchaser or assignee for loan that was sold or assigned. (Note: This notice only applies when selling or assigning a HOEPA loan and may not be found in the file for loans that have not been previously sold)	The file was missing a copy of the HOEPA Assignment Notice Disclosure for all borrowers.				Reviewer Comment (2019-04-02): Lender provided closing statement reflecting [Redact] of title fee was paid to non-affiliate. Buyer Comment (2019-04-02): Final Alta SS uploaded...reflects that [Redact] of the title fee was paid to Westcor. Please recalculate HOEPA. Reviewer Comment (2019-03-20): Loan is still considered high cost. Exception remains. Buyer Comment (2019-03-20): PCCD and LOE uploaded reflecting correct total loan amount of [Redact] Loan is not a HOEPA loan. Buyer Comment (2019-03-20): [Redact]	04/02/2019			1	A		MI	Primary	Refinance - Cash-out - Debt Consolidation		C	A	A	A	C	A	A	A	Non QM	Non QM	No
215753170	XXXX	XXXX		22577471			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender's Title Insurance. Fee Amount of $74.74 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Lender provided closing statement reflecting $74.74 of title fee was paid to non-affiliate.						04/02/2019		1	A		MI	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	A	A	A	C	A	A	A	Non QM	Non QM	Yes
215753171	XXXX	XXXX		22577474			Compliance	Compliance	State Compliance	State HPML	North Carolina Rate Spread Threshold Test Compliant	[Redact] Rate Spread Home Loan: APR on subject loan of 7.88110% or Final Disclosure APR of 7.89300% is in excess of allowable threshold of APOR 4.44% + 1.5%, or 5.94000%. Compliant Rate Spread Home Loan.									1	B		NC	Primary	Purchase
Within 90 days of closing and prior to institution of any action against the lender, (1) notify the borrower, and (2) make appropriate restitution at the option of the borrower to either (a) make the loan comply with prohibited acts and practices or (b) change the terms of the loan in a manner beneficial to the borrower so the loan is no longer rate spread.

(Narrow Defense - Requires CHD Approval)
Within 120 days of discovery , which compliance failure was not intentional and resulted from a bona fide error,  creditor must: (1) provide Lender Attestation to AMC attesting the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how rate spread home loan was made despite procredures to prevent); (2) notify the borrower, and make appropriate restitution at the option of the borrower to either (a) make the loan comply with prohibited acts and practices or (b) change the terms of the loan in a manner beneficial to the borrower so the loan is no longer rate spread.
																												B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753171	XXXX	XXXX		22577475			Compliance	Compliance	Federal Compliance	TRID	TRID Seller Closing Disclosure Contains Fees not reflected on Consumer's Final Closing Disclosure	TILA-RESPA Integrated Disclosure: the Seller's final CD contained fees not reflected on the consumer's CD.	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.								2	B		NC	Primary	Purchase	No Defined Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	No
215753171	XXXX	XXXX		22577477			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $35.50 exceeds tolerance of $27.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee disclosed as 27.00 on LE dated [Redact] but disclosed as $375.50 on Final Closing Disclosure. Cure provided						03/14/2019		1	A		NC	Primary	Purchase	Final CD evidences Cure	B	B	A	A	B	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577481			Compliance	Compliance	Federal Compliance	TRID Defect	General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines	Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of [Redact] moderately exceeds the guideline maximum of [Redact] (DTI Exception is eligible to be regraded with compensating factors.)	Per review is DTI is [Redact] Lender exception in file approved for DTI up to [Redact] Compensating factors not strong enough to downgrade.				Reviewer Comment (2019-03-19): AMC received PCCD correcting non escrowed property costs over 1 year and LOE. Exception Cured.		03/19/2019		2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577482			Compliance	Compliance	Federal Compliance	RESPA	RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The file contained documentation verifying the borrower received a copy of the appraisal on [Redact] which is prior to the revised appraisal date of [Redact] Provide documentation verifying the borrower received a copy of the updated appraisal.				Reviewer Comment (2019-03-18): Lender sent disclosure tracking reflecting disclosure was sent [Redact] but loan originated [Redact] Exception remains.				2	B		TX	Primary	Purchase		C	B	A	B	C	B	A	A	Non QM	Non QM	No
215753173	XXXX	XXXX		22577483			Compliance	Compliance	Federal Compliance	TRID	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on [Redact] was electronically provided prior to borrower's consent to receive electronic disclosures. Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations. Initial LE sent electronically prior to esign consent may result in a fee tolerance violation of up to [Redact]	Initial disclosures were sent prior to lender obtaining consent for electronic disclosure from borrower. Disclosures were sent on [Redact] consent was received on [Redact]				Reviewer Comment (2019-03-18): Lender sent disclosure tracking reflecting disclosure was sent [Redact] but loan originated [Redact] Exception remains.				2	B		TX	Primary	Purchase	No Defined Cure	C	B	A	B	C	B	A	A	Non QM	Non QM	No
215753173	XXXX	XXXX		22577484			Compliance	Compliance	Federal Compliance	TRID	TRID Post Close Closing Disclosure Evidence Principal Reduction Applied to Loan	Principal reduction not applied to tolerance cure due to missing evidence of applying principal reduction to the loan.	AMC received PCCD indicating an additional [Redact] cure applied per principal reduction. Please documentation indicating the cure applied to balance to cure.				Reviewer Comment (2019-03-19): Upon further review a SSPL dated [Redact] is in file. Exception Cleared.	03/19/2019			1	A		TX	Primary	Purchase	No Defined Cure	C	B	A	B	C	B	A	A	Non QM	Non QM	No
215753173	XXXX	XXXX		22577485			Compliance	Compliance	Federal Compliance	TRID	RESPA Homeownership Counseling List Timing	RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.	The borrower did not receive the List of Homeownership Counseling Organizations disclosure within 3 days of originator application date.
Reviewer Comment (2019-04-11): AMC confirms remaining cure is [Redact] to borrower.  PC-CD, Cure Check, LOE and Proof of Delivery required to Cure.

Buyer Comment (2019-04-11): Cure required for the following: [Redact] appraisal, [Redact] credit report, [Redact] CDA and [Redact] doc prep fee total of [Redact]  Cure applied at funding was [Redact]  Remaining cure required of [Redact]  Once AMC confirms amount, cure will be processed.

Reviewer Comment (2019-04-10): Please see related comment for 0% tolerance exceptions

Reviewer Comment (2019-04-02): AMC received E-consent dated [Redact] for property address [Redact].  Subject loan is [Redact].  Need E-consent for subject loan.  E-consent received thus far is dated [Redact] and the LE issued [Redact]

Buyer Comment (2019-04-02): This Disclosure tracking came from the Broker...they use the same operating system (E360).

Reviewer Comment (2019-04-02): AMC received E Consent for loan [Redact] The E Consent is not for subject loan. Exception must remain.

Buyer Comment (2019-04-02): Disclosure Tracking - E-Consent [Redact] - Please clear all exceptions pertaining to E-Sign and TRID violations.

Reviewer Comment (2019-03-19): AMC received E Consent dated [Redact] and [Redact] The [Redact] LE is e signed. Exception must remain as E Consent is not in file for [Redact] or earlier.

Buyer Comment (2019-03-18): E-CONSENT UPLOADED
																					2	B		TX	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577486			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure provided of [Redact] is insufficient to cure [Redact] Provide a post-close CD disclosing the tolerance cure of [Redact] a copy of the refund check for remaining cure of [Redact] proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
Reviewer Comment (2019-04-11): change of circumstance - UW pricing exception

Buyer Comment (2019-04-11): COC [Redact] uploaded.

Reviewer Comment (2019-04-10): Valid change of circumstance required for the addition of points on the [Redact] CD or cure required to borrower.

Buyer Comment (2019-04-09): Broker's correct Disclosure Tracking received and uploaded showing initial disclosures were sent out via US mail.

Reviewer Comment (2019-04-02): AMC received E-consent dated [Redact] for property address [Redact].  Subject loan is [Redact].  Need E-consent for subject loan.  E-consent received thus far is dated [Redact] and the LE issued [Redact]

Buyer Comment (2019-04-02): This Disclosure tracking came from the Broker...they use the same operating system (E360).

Reviewer Comment (2019-04-02): AMC received E Consent for loan [Redact] The E Consent is not for subject loan. Exception must remain.

Buyer Comment (2019-04-02): Disclosure Tracking - E-Consent [Redact] - Please clear all exceptions pertaining to E-Sign and TRID violations.

Reviewer Comment (2019-03-19): AMC received E Consent dated [Redact] and [Redact] The [Redact] LE is e signed. Exception must remain as E Consent is not in file for [Redact] or earlier.

Buyer Comment (2019-03-18): E-CONSENT UPLOADED
																		04/11/2019			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577487			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Non Escrowed Property Costs Year 1	TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of [Redact] on Final Closing Disclosure provided on [Redact] not accurate.	HOA Dues, non escrowed property costs over 1 year per appraisal is [Redact]
Reviewer Comment (2019-04-11): lender provided attestation mortgage broker fee and loan origination fee one in the same.. the fee was inconstant from the Initial LE to Final CD  -exception cleared

Buyer Comment (2019-04-11): Attestation letter uploaded.

Reviewer Comment (2019-04-10): LE dated [Redact] has [Redact] for Loan Origination Fee,  Appears fee name was changed to Broker Fee.  Please provided attestation to confirm Loan Origination Fee is one in the same as Broker Fee

Buyer Comment (2019-04-09): Broker's correct Disclosure Tracking received and uploaded showing initial disclosures were sent out via US mail.

Reviewer Comment (2019-04-02): AMC received E-consent dated [Redact] for property address [Redact].  Subject loan is [Redact].  Need E-consent for subject loan.  E-consent received thus far is dated [Redact] and the LE issued [Redact]

Buyer Comment (2019-04-02): This Disclosure tracking came from the Broker...they use the same operating system (E360).

Reviewer Comment (2019-04-02): AMC received E Consent for loan [Redact] The E Consent is not for subject loan. Exception must remain.

Buyer Comment (2019-04-02): Disclosure Tracking - E-Consent [Redact] - Please clear all exceptions pertaining to E-Sign and TRID violations.

Reviewer Comment (2019-03-19): AMC received E Consent dated [Redact] and [Redact] The [Redact] LE is e signed. Exception must remain as E Consent is not in file for [Redact] or earlier.

Buyer Comment (2019-03-18): E-CONSENT UPLOADED
																		04/11/2019			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577488			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Service Provider Timing	TILA-RESPA Integrated Disclosure: Borrower did not receive a list of service providers within 3 business days of application.	The borrower did not receive the list of service providers disclosure within 3 days of originator application date.
Reviewer Comment (2019-04-16): AMC received PCCD indicating an additional [Redact] cure applied per principal reduction. Please documentation indicating the cure applied to balance to cure.

Buyer Comment (2019-04-15): PCCD and LOE uploaded.  Proof of PR to follow.

Reviewer Comment (2019-04-11): AMC confirms remaining cure is [Redact] to borrower.  PC-CD, Cure Check, LOE and Proof of Delivery required to Cure.

Buyer Comment (2019-04-11): Cure required for the following: [Redact] appraisal, [Redact] credit report, [Redact] CDA and [Redact] doc prep fee total of [Redact]  Cure applied at funding was [Redact]  Remaining cure required of [Redact]  Once AMC confirms amount, cure will be processed.

Reviewer Comment (2019-04-10): UPDATED: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of [Redact] exceeds tolerance of [Redact]  Insufficient or no cure was provided to the borrower.

Buyer Comment (2019-04-09): See breakdown of [Redact] cured at funding...[Redact] of this fee was already cured. Need recalculation of overall tolerance cure required for all fees.

Reviewer Comment (2019-04-02): AMC received E-consent dated [Redact] for property address [Redact].  Subject loan is [Redact].  Need E-consent for subject loan.  E-consent received thus far is dated [Redact] and the LE issued [Redact]

Buyer Comment (2019-04-02): This Disclosure tracking came from the Broker...they use the same operating system (E360).

Reviewer Comment (2019-04-02): AMC received E Consent for loan [Redact] The E Consent is not for subject loan. Exception must remain.

Buyer Comment (2019-04-02): Disclosure Tracking - E-Consent [Redact] - Please clear all exceptions pertaining to E-Sign and TRID violations.

Reviewer Comment (2019-03-19): AMC received E Consent dated [Redact] and [Redact] The [Redact] LE is e signed. Exception must remain as E Consent is not in file for [Redact] or earlier.

Buyer Comment (2019-03-18): E-CONSENT UPLOADED
																		04/16/2019			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577489			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower.	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fees after, and no evidence of cure was located in file.
Reviewer Comment (2019-04-16): AMC received PCCD indicating an additional [Redact] cure applied per principal reduction. Please documentation indicating the cure applied to balance to cure.

Buyer Comment (2019-04-15): PCCD and LOE uploaded.  Proof of PR to follow.

Reviewer Comment (2019-04-11): AMC confirms remaining cure is [Redact] to borrower.  PC-CD, Cure Check, LOE and Proof of Delivery required to Cure.

Buyer Comment (2019-04-11): Cure required for the following: [Redact] appraisal, [Redact] credit report, [Redact] CDA and [Redact] doc prep fee total of [Redact]  Cure applied at funding was [Redact]  Remaining cure required of [Redact]  Once AMC confirms amount, cure will be processed.

Reviewer Comment (2019-04-10): Valid change of circumstance required or cure required for the addition of Collateral Desktop Analysis as it was not disclosed on the LE dated [Redact]

Buyer Comment (2019-04-09): See breakdown of [Redact] cured at funding...[Redact] of this fee was already cured. Need recalculation of overall tolerance cure required for all fees.

Reviewer Comment (2019-04-02): AMC received E-consent dated [Redact] for property address [Redact].  Subject loan is [Redact].  Need E-consent for subject loan.  E-consent received thus far is dated [Redact] and the LE issued [Redact]

Buyer Comment (2019-04-02): This Disclosure tracking came from the Broker...they use the same operating system (E360).

Reviewer Comment (2019-04-02): AMC received E Consent for loan [Redact] The E Consent is not for subject loan. Exception must remain.

Buyer Comment (2019-04-02): Disclosure Tracking - E-Consent [Redact] - Please clear all exceptions pertaining to E-Sign and TRID violations.

Reviewer Comment (2019-03-19): AMC received E Consent dated [Redact] and [Redact] The [Redact] LE is e signed. Exception must remain as E Consent is not in file for [Redact] or earlier.

Buyer Comment (2019-03-18): E-CONSENT UPLOADED
																		04/16/2019			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577490			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Seller Closing Disclosure Fees seller paid fees do not match Consumer's Final CD	TILA-RESPA Integrated Disclosure: the Seller's final CD total seller paid fee amounts do not match the values used for compliance testing.	TRID non-compliant. Seller paid fees on Seller's Closing Disclosure are not consistent with those reflected on the Borrower's Final Closing Disclosure. Seller's CD shows [Redact] in seller paid closing costs, borrower's final CD shows [Redact] Provide a post-close CD correcting the seller paid fees and a copy of the letter of explanation to the borrower disclosing the changes made.
Reviewer Comment (2019-04-16): AMC received PCCD indicating an additional [Redact] cure applied per principal reduction. Please documentation indicating the cure applied to balance to cure.

Buyer Comment (2019-04-15): PCCD and LOE uploaded.  Proof of PR to follow.

Reviewer Comment (2019-04-11): AMC confirms remaining cure is [Redact] to borrower.  PC-CD, Cure Check, LOE and Proof of Delivery required to Cure.

Buyer Comment (2019-04-11): Cure required for the following: [Redact] appraisal, [Redact] credit report, [Redact] CDA and [Redact] doc prep fee total of [Redact]  Cure applied at funding was [Redact]  Remaining cure required of [Redact]  Once AMC confirms amount, cure will be processed.

Reviewer Comment (2019-04-10): AMC confirms [Redact] was provided to the borrower at closing unable to determine how to apply the [Redact] as there are multiple exceptions for tolerance violations that need to be addressed.

Buyer Comment (2019-04-09): See breakdown of [Redact] cured at funding...[Redact] of this fee was already cured. Need recalculation of overall tolerance cure required for all fees.

Reviewer Comment (2019-04-02): AMC received E-consent dated [Redact] for property address [Redact].  Subject loan is [Redact].  Need E-consent for subject loan.  E-consent received thus far is dated [Redact] and the LE issued [Redact]

Buyer Comment (2019-04-02): This Disclosure tracking came from the Broker...they use the same operating system (E360).

Reviewer Comment (2019-04-02): AMC received E Consent for loan [Redact] The E Consent is not for subject loan. Exception must remain.

Buyer Comment (2019-04-02): Disclosure Tracking - E-Consent [Redact] - Please clear all exceptions pertaining to E-Sign and TRID violations.

Reviewer Comment (2019-03-19): AMC received E Consent dated [Redact] and [Redact] The [Redact] LE is e signed. Exception must remain as E Consent is not in file for [Redact] or earlier.

Buyer Comment (2019-03-18): E-CONSENT UPLOADED
																		04/16/2019			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577491			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Appraisal Fee was disclosed as [Redact] on LE dated [Redact] and increased to [Redact] on Final CD. No valid COC provided, nor evidence of cure in file.
Reviewer Comment (2019-04-16): AMC received PCCD indicating an additional [Redact] cure applied per principal reduction. Please documentation indicating the cure applied to balance to cure.

Buyer Comment (2019-04-15): PCCD and LOE uploaded.  Proof of PR to follow.

Reviewer Comment (2019-04-11): AMC confirms remaining cure is [Redact] to borrower.  PC-CD, Cure Check, LOE and Proof of Delivery required to Cure.

Buyer Comment (2019-04-11): Cure required for the following: [Redact] appraisal, [Redact] credit report, [Redact] CDA and [Redact] doc prep fee total of [Redact]  Cure applied at funding was [Redact]  Remaining cure required of [Redact]  Once AMC confirms amount, cure will be processed.

Reviewer Comment (2019-04-10): Document preparation fee was not disclosed to the borrower on the Initial LE and disclosed on the Final CD as a non shop able fee cure is required to the borrower

Buyer Comment (2019-04-09): Broker's correct Disclosure Tracking received and uploaded showing initial disclosures were sent out via US mail.

Reviewer Comment (2019-04-02): AMC received E-consent dated [Redact] for property address [Redact].  Subject loan is [Redact].  Need E-consent for subject loan.  E-consent received thus far is dated [Redact] and the LE issued [Redact]

Buyer Comment (2019-04-02): This Disclosure tracking came from the Broker...they use the same operating system (E360).

Reviewer Comment (2019-04-02): This exception requires the Changed Circumstance pertaining to the [Redact] Loan Estimate.  Unable to address the exception at this time.

Buyer Comment (2019-04-02): Please note on [Redact] LE noted as e-signed is not.  it's a digital signature that the borrower decided to sign in which they created.  The digital signature does not match the e-signed signatures for [Redact] in which the borrowers in fact e-consented.  the borrowers were delivered disclosures via U.S mail on [Redact] as noted with the SSPL, the LE, and the 1003 provided.  All pertinent disclosures were sent out on [Redact] in which it was e-consented.  Please understand the borrower has to capability to use digital signatures via google or other platforms.  For the borrowers, this minimizes the aspect of signing and sending it back.

Reviewer Comment (2019-04-02): AMC received E Consent for loan [Redact] The E Consent is not for subject loan. Exception must remain.

Buyer Comment (2019-04-02): Disclosure Tracking - E-Consent [Redact] - Please clear all exceptions pertaining to E-Sign and TRID violations.

Reviewer Comment (2019-03-19): AMC received E Consent dated [Redact] and [Redact] The [Redact] LE is e signed. Exception must remain as E Consent is not in file for [Redact] or earlier.

Buyer Comment (2019-03-18): E-CONSENT UPLOADED
																		04/16/2019			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577492			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower.	AMC received PCCD indicating an additional [Redact] cure applied per principal reduction. Please documentation indicating the cure applied to balance to cure.				Reviewer Comment (2019-03-27): Lender provided an exception approval allowing the DTI up to [Redact] Reviewer Comment (2019-03-26): Exception remains. Loan designation due to ATR failure. Buyer Comment (2019-03-26): Please review loan approval with exception being granted prior to closing. The compensating factors were noted. Per our policy, category A and several category B comp factors were provided. More importantly, the the DTI variance is < [Redact]	03/27/2019			1	A		TX	Primary	Purchase	Lender to provide updated ATR/QM Loan Designation	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577493			Compliance	Compliance	Federal Compliance	ATR/QM Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Collateral Desktop Analysis was disclosed on LE dated [Redact] No valid COC provided.	FICO score above minimum by 20 points or greater. Guidelines require 680 and qualifying score was 710. The Co-Borrower has been employed with the current employer for 15.77 years. Residual income of [Redact] Guidelines require $2,500.00. Additional income received 1+ years not included in ratios.		Owner Originator Pre-Close Owner Originator Pre-Close	Reviewer Comment (2019-03-27): Lender provided an exception approval allowing the DTI up to [Redact] Reviewer Comment (2019-03-26): Exception remains. Loan was elevated. Based on overall loan and compensating factors, unable to downgrade exception. Buyer Comment (2019-03-26): Please review loan approval with exception being granted prior to closing. The compensating factors were noted. Per our policy, category A and several category B comp factors were provided. More importantly, the the DTI variance is < [Redact]			03/27/2019	2	B		TX	Primary	Purchase		C	B	A	B	C	B	A	A	Non QM	Non QM	No
215753173	XXXX	XXXX		22577495			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Credit Report Fee was disclosed as [Redact] on LE dated [Redact] and increased to [Redact] on Final CD. No valid COC provided, nor evidence of cure in file.
Reviewer Comment (2019-04-10): Additional documentation provided that confirms Initial LE was sent via US mail thus mailbox rule being applied. Document 289 confirms sent bu US Mail

Buyer Comment (2019-04-09): Broker's correct Disclosure Tracking received and uploaded showing initial disclosures were sent out via US mail.

Reviewer Comment (2019-04-03): The eConsent dated [Redact] was for loan [Redact] which differs from the current loan [Redact] and will not clear this exception.  Provide evidence of earlier eConsent from Broker at time of initial app date of [Redact]  The initial LE was electronically signed by both Borrowers on [Redact] without a valid eConsent validation, this exception cannot be cleared.

Buyer Comment (2019-04-03): There are two addresses on the disclosure tracking due to the borrowers switching properties during the loan process.

Reviewer Comment (2019-04-02): AMC received E-consent dated [Redact] for property address [Redact].  Subject loan is [Redact].  Need E-consent for subject loan.  E-consent received thus far is dated [Redact] and the LE issued [Redact]

Buyer Comment (2019-04-02): This Disclosure tracking came from the Broker...they use the same operating system (E360).

Reviewer Comment (2019-04-02): Upon further review the E Consent provided is not for current loan  and is dated over 1 month prior to subject loan. Exception must remain.

Reviewer Comment (2019-04-02): AMC received Disclosure Tracking indicating both borrowers accepted E Consent on [Redact] Exception Cleared.

Buyer Comment (2019-04-02): Disclosure Tracking - E-Consent [Redact] - Please clear all exceptions pertaining to E-Sign and TRID violations.

Reviewer Comment (2019-03-19): AMC received E Consent dated [Redact] and [Redact] The [Redact] LE is e signed. Exception must remain as E Consent is not in file for [Redact] or earlier.

Buyer Comment (2019-03-18): Brokers [Redact] disclosures were e-signed by the borrowers. Lenders [Redact] disclosures were sent via US mail and are subject to the mailbox rule.

Reviewer Comment (2019-03-18): LE dated [Redact] reflects electronic signatures. Exception remains.

Buyer Comment (2019-03-18): [Redact] DISCLOSURES WERE MAILED VIA USPS.
																		04/10/2019			1	A		TX	Primary	Purchase	No Defined Cure	C	B	A	B	C	B	A	A	Non QM	Non QM	No
215753173	XXXX	XXXX		22577496			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower.	AMC received PCCD indicating an additional [Redact] cure applied per principal reduction. Please documentation indicating the cure applied to balance to cure.
Reviewer Comment (2019-04-10): Additional documentation provided that confirms Initial LE was sent via US mail thus mailbox rule being applied. Document 289 confirms sent bu US Mail

Buyer Comment (2019-04-09): Broker's correct Disclosure Tracking received and uploaded showing initial disclosures were sent out via US mail.

Reviewer Comment (2019-04-02): AMC received E-consent dated [Redact] for property address [Redact].  Subject loan is [Redact].  Need E-consent for subject loan.  E-consent received thus far is dated [Redact] and the LE issued [Redact]

Buyer Comment (2019-04-02): This Disclosure tracking came from the Broker...they use the same operating system (E360).

Reviewer Comment (2019-04-02): Upon further review the E Consent provided is not for current loan  and is dated over 1 month prior to subject loan. Exception must remain.

Reviewer Comment (2019-04-02): AMC received Disclosure Tracking indicating both borrowers accepted E Consent on [Redact] Exception Cleared.

Buyer Comment (2019-04-02): Disclosure Tracking - E-Consent [Redact] - Please clear all exceptions pertaining to E-Sign and TRID violations.

Reviewer Comment (2019-03-19): AMC received E Consent dated [Redact] and [Redact] The [Redact] LE is e signed. Exception must remain as E Consent is not in file for [Redact] or earlier.

Buyer Comment (2019-03-18): E-CONSENT UPLOADED
																		04/10/2019			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577497			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Document Preparation Fee was disclosed on LE dated [Redact] . No valid COC provided.
Reviewer Comment (2019-04-10): Additional documentation provided that confirms Initial LE was sent via US mail thus mailbox rule being applied. Document 289 confirms sent bu US Mail

Buyer Comment (2019-04-09): Broker's correct Disclosure Tracking received and uploaded showing initial disclosures were sent out via US mail.

Reviewer Comment (2019-04-02): AMC received E-consent dated [Redact] for property address [Redact].  Subject loan is [Redact].  Need E-consent for subject loan.  E-consent received thus far is dated [Redact] and the LE issued [Redact]

Buyer Comment (2019-04-02): This Disclosure tracking came from the Broker...they use the same operating system (E360).

Reviewer Comment (2019-04-02): Upon further review the E Consent provided is not for current loan  and is dated over 1 month prior to subject loan. Exception must remain.

Reviewer Comment (2019-04-02): AMC received Disclosure Tracking indicating both borrowers accepted E Consent on [Redact] Exception Cleared.

Buyer Comment (2019-04-02): Disclosure Tracking - E-Consent [Redact] - Please clear all exceptions pertaining to E-Sign and TRID violations.

Reviewer Comment (2019-03-19): AMC received E Consent dated [Redact] and [Redact] The [Redact] LE is e signed. Exception must remain as E Consent is not in file for [Redact] or earlier.

Buyer Comment (2019-03-18): E-CONSENT UPLOADED
																		04/10/2019			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577498			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower.	AMC received PCCD indicating an additional [Redact] cure applied per principal reduction. Please documentation indicating the cure applied to balance to cure.
Reviewer Comment (2019-04-10): Additional documentation provided that confirms Initial LE was sent via US mail thus mailbox rule being applied. Document 289 confirms sent bu US Mail

Buyer Comment (2019-04-09): Broker's correct Disclosure Tracking received and uploaded showing initial disclosures were sent out via US mail.

Reviewer Comment (2019-04-02): AMC received E-consent dated [Redact] for property address [Redact].  Subject loan is [Redact].  Need E-consent for subject loan.  E-consent received thus far is dated [Redact] and the LE issued [Redact]

Buyer Comment (2019-04-02): This Disclosure tracking came from the Broker...they use the same operating system (E360).

Reviewer Comment (2019-04-02): Upon further review the E Consent provided is not for current loan  and is dated over 1 month prior to subject loan. Exception must remain.

Reviewer Comment (2019-04-02): AMC received Disclosure Tracking indicating both borrowers accepted E Consent on [Redact] Exception Cleared.

Buyer Comment (2019-04-02): Disclosure Tracking - E-Consent [Redact] - Please clear all exceptions pertaining to E-Sign and TRID violations.

Reviewer Comment (2019-03-19): AMC received E Consent dated [Redact] and [Redact] The [Redact] LE is e signed. Exception must remain as E Consent is not in file for [Redact] or earlier.

Buyer Comment (2019-03-18): E-CONSENT UPLOADED
																		04/10/2019			1	A		TX	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577499			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Loan Discount Points totaling [Redact] were not disclosed on LE. No valid COC provided, nor evidence of cure in file.				Reviewer Comment (2019-04-11): Lender did not provide any updated documentation for the appraisal being sent to the borrower. Only documentation in file reflects it was sent [Redact] Exception remains. Buyer Comment (2019-04-11): Cure required for the following: [Redact] appraisal, [Redact] credit report, [Redact] CDA and [Redact] doc prep fee total of [Redact] Cure applied at funding was [Redact] Remaining cure required of [Redact] Once AMC confirms amount, cure will be processed.				2	B		TX	Primary	Purchase		C	B	A	B	C	B	A	A	Non QM	Non QM	No
215753173	XXXX	XXXX		22577500			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: Investor qualifying total debt ratio discrepancy.	Calculated investor qualifying total debt ratio of ___ exceeds Guideline total debt ratio of ___.	Calculated investor qualifying total debt ratio of 54.36839% exceeds Guideline total debt ratio of 50%.	FICO score above minimum by 20 points or greater. Guidelines require 680 and qualifying score was 710. The Co-Borrower has been employed with the current employer for 15.77 years. Residual income of [Redact] Guidelines require $2,500.00. Additional income received 1+ years not included in ratios.		Owner Originator Pre-Close Owner Originator Pre-Close	Reviewer Comment (2019-03-27): Lender provided an exception approval allowing the DTI up to [Redact]			03/27/2019	2	B		TX	Primary	Purchase		C	B	A	B	C	B	A	A	Non QM	Non QM	No
215753173	XXXX	XXXX		22577501			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Processing Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fees after, and no evidence of cure was located in file.								2	B		TX	Primary	Purchase	Good Faith Redisclosure	C	B	A	B	C	B	A	A	Non QM	Non QM	No
215753173	XXXX	XXXX		22577502			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan). Fee Amount of $85.00 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.	Fee was disclosed on initial LE, however disclosures were sent electronically and no evidence of consent was located in file rendering disclosure invalid for baseline testing. No valid COC was provided for addition of fees after, and no evidence of cure was located in file.								2	B		TX	Primary	Purchase		C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577503			Compliance	Compliance	Federal Compliance	TRID	TRID Home Loan Toolkit Timing	Truth in Lending Act (2015): Creditor or broker did not provide the Home Loan Toolkit Disclosure to applicant within 3 business days of application.	The borrower did not receive the List of Home Loan Toolkit disclosure within 3 days of originator application date.								2	B		TX	Primary	Purchase		C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577504			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $76.00 exceeds tolerance of $75.00. Sufficient or excess cure was provided to the borrower.	AMC received PCCD indicating an additional $303 cure applied per principal reduction. Please documentation indicating the cure applied to balance to cure.								2	B		TX	Primary	Purchase		C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753173	XXXX	XXXX		22577505			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee. Fee Amount of $200.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower.	AMC received PCCD indicating an additional $303 cure applied per principal reduction. Please documentation indicating the cure applied to balance to cure.								2	B		TX	Primary	Purchase		C	B	A	B	C	B	A	A	Non QM	Non QM	Yes
215753177	XXXX	XXXX		22577534			Credit	Credit	Credit Documentation	Guideline	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided			Borrower on this full documentation loan has a disposable income of[Redact]> $2,500 guideline minimum. 20.13 months reserves > 6 months guideline minimum - borrowers have verified reserves of $212,648.73. 720 representative FICO score > 660 guideline minimum - 60 points above guideline minimum Borrower has employment stability for 5+ years in the [Redact] Industry. 33.55% DTI on this full documentation loan < 43% guideline max - 9.45% below program guideline maximum		Owner Owner Owner Originator Pre-Close Owner	Reviewer Comment (2019-03-21): Lender sent approval exception to waive the verification of housing for the borrower. Buyer Comment (2019-03-21): VOR is not required as an exception was provided prior to CTC. Letter of attorney and exception approval at CTC uploaded. legal documents were already included in the binder.			03/21/2019	2	B		NJ	Primary	Purchase		C	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	No
215753177	XXXX	XXXX		22577536			Compliance	Compliance	Federal Compliance	ATR/QM Defect	Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
Reviewer Comment (2019-03-25): Lender changed loan designation from Safe Harbor QM to Higher Priced QM (Rebuttable Presumption)

Reviewer Comment (2019-03-21): Due diligence loan designation is Higher Priced QM.  Loan was locked on [Redact]  APOR [Redact] + 1.5% = [Redact] Safe Harbor Threshold.  Loan APR is [Redact] which exceeds threshold.   Lender compliance report reflecting incorrect lock date of [Redact] therefore causing APOR of [Redact] to be used to calculate threshold resulting in a false PASS result for higher priced testing.

Buyer Comment (2019-03-21): There is no discount fee charged?  please review the final CD.

Reviewer Comment (2019-03-21): Lender to provide undiscounted rate. Compliance report in file dated [Redact] reflects 0/0 for undiscounted rate and discount points excluded. Exception remains.

Buyer Comment (2019-03-21): see upload.
																		03/25/2019			1	A		NJ	Primary	Purchase	Lender to provide updated ATR/QM status	C	B	C	B	C	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215753179	XXXX	XXXX		22577547			Compliance	Compliance	Federal Compliance	TRID	Federal HPML 2014 Compliant	Federal Higher-Priced Mortgage Loan: APR on subject loan of [Redact] or Final Disclosure APR of [Redact] is in excess of allowable threshold of APOR [Redact] + 1.5%, or [Redact] Compliant Higher Priced Mortgage Loan.	Compliant Higher Priced Mortgage Loan								2	B		TX	Primary	Refinance - Cash-out - Other	Letter of Explanation & Corrected Closing Disclosure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753179	XXXX	XXXX		22577549			Credit	Income / Employment	Income Documentation	Income / Employment	Income Docs Missing:		VVOE dated [Redact] from lender states employment verified by The Work Number - missing supporting document from TheWorkNumber dated [Redact] to confirm data.	B-1 with same employer for over 20 years. B-2 has owned same company for over 25 years. PITIA reserves above minimum by 6 months or greater. 67.54 mo > guideline of 3 mo. Borrower on this Flexible Advantage TX Home Equity Grade A documentation loan has a disposable income of [Redact] and is > guideline of $1800		Originator Pre-Close Owner Owner	Reviewer Comment (2019-03-22): Lender provided an approval exception to waive the requirement for a vvoe within 10 days of closing for the borrower. Buyer Comment (2019-03-22): please advise why this was kicked back? Buyer Comment (2019-03-21): post consummation exception approval uploaded for subject property and VOE.			03/22/2019	2	B		TX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753179	XXXX	XXXX		22577550			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.	Fee disclosed as [Redact] on (LE dated [Redact] but disclosed as [Redact] on Final Closing Disclosure.								2	B		TX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753179	XXXX	XXXX		22577551			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Insufficient or no cure was provided to the borrower.	Fee disclosed as [Redact] on LE dated [Redact], but disclosed as [Redact] on Final Closing Disclosure.				Reviewer Comment (2019-03-14): [Redact] cure provided on Final CD.		03/14/2019		2	B		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753179	XXXX	XXXX		22577552			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.	Fee disclosed as [Redact] on (LE [Redact] but disclosed as [Redact] on Final Closing Disclosure.				Reviewer Comment (2019-03-14): [Redact] cure provided.		03/14/2019		2	B		TX	Primary	Refinance - Cash-out - Other	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753179	XXXX	XXXX		22577553			Credit	Guideline	Guideline Issue	Guideline	Rural property type is not permitted per Guidelines.		No exception noted in file for Rural property - ineligible per guidelines	5 sale comparables are within 1 mile of the subject property. B-1 with same employer for over 20 years. B-2 has owned same company for over 25 years. PITIA reserves above minimum by 6 months or greater. 67.54 mo > guideline of 3 mo. Borrower on this Flexible Advantage TX Home Equity Grade A documentation loan has a disposable income of [Redact] and is > guideline of $1800		Originator Pre-Close Originator Pre-Close Owner Owner	Reviewer Comment (2019-03-22): Lender provided an exception approval, with compensating factors, to allow this loan secured on rural property. Buyer Comment (2019-03-21): post consummation exception approval uploaded for subject property and VOE.			03/22/2019	2	B		TX	Primary	Refinance - Cash-out - Other		C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	No
215753179	XXXX	XXXX		22577554			Compliance	Compliance	Federal Compliance	TRID	Income Docs Missing:		VVOE dated [Redact] from lender states employment verified by The Work Number - missing supporting document from TheWorkNumber dated [Redact] to confirm data.						03/14/2019		1	A		TX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753179	XXXX	XXXX		22577555			Compliance	Compliance	Federal Compliance	TRID	Rural property type is not permitted per Guidelines.		No exception noted in file for Rural property - ineligible per guidelines						03/14/2019		1	A		TX	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	C	B	A	A	Higher Priced QM	Higher Priced QM	Yes
215753180	XXXX	XXXX		22577559			Compliance	Compliance	State Compliance	State HPML	North Carolina Rate Spread Threshold Test Compliant	[Redact] Rate Spread Home Loan: APR on subject loan of 9.29640% or Final Disclosure APR of 9.32600% is in excess of allowable threshold of APOR 4.67% + 1.5%, or 6.17000%. Compliant Rate Spread Home Loan.									1	B		NC	Primary	Refinance - Cash-out - Debt Consolidation
Within 90 days of closing and prior to institution of any action against the lender, (1) notify the borrower, and (2) make appropriate restitution at the option of the borrower to either (a) make the loan comply with prohibited acts and practices or (b) change the terms of the loan in a manner beneficial to the borrower so the loan is no longer rate spread.

(Narrow Defense - Requires CHD Approval)
Within 120 days of discovery , which compliance failure was not intentional and resulted from a bona fide error,  creditor must: (1) provide Lender Attestation to AMC attesting the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how rate spread home loan was made despite procredures to prevent); (2) notify the borrower, and make appropriate restitution at the option of the borrower to either (a) make the loan comply with prohibited acts and practices or (b) change the terms of the loan in a manner beneficial to the borrower so the loan is no longer rate spread.
																												B	B	A	B	B	B	A	A	Non QM	Non QM	Yes
215753180	XXXX	XXXX		22577560			Credit	Credit	Credit Eligibility	Guideline	Guideline Issue: Derogatory mortgage payments outside of credit guidelines		The charged off second mortgage paid off at closing was delinquent at closing and does not meet the guidelines	Conservative use of revolving credit Ownership of subject property of 5 years or greater FICO score above minimum by 20 points or greater		Originator Pre-Close Owner Owner	Reviewer Comment (2019-04-16): Lender provided an exception approval			04/16/2019	2	B		NC	Primary	Refinance - Cash-out - Debt Consolidation		B	B	A	B	B	B	A	A	Non QM	Non QM	No
215753181	XXXX	XXXX		22577566			Credit	Property - Appraisal	General Appraisal Requirements	Property - Appraisal	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.	CDA fee was disclosed as [Redact] on LE, and increased to [Redact] on Final CD. No valid COC provided. Cure provided at closing.	14.86 months reserves > 6 months guideline minimum - borrowers have verified reserves of [Redact] Increase in residual income by 10% or greater. Residual income [Redact]		Owner Originator	Reviewer Comment (2019-03-15): Lender approved exception for title seasoning. Borrower provided proof of occupancy and vesting.			03/15/2019	2	B		VA	Primary	Refinance - Cash-out - Other		C	B	C	B	A	A	A	A	Non QM	Non QM	No
215753181	XXXX	XXXX		22577567			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Payoff Statement Fee. Fee Amount of $50.00 exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.	Fee was not disclosed on LE. No valid COC provided. Cure provided at closing.						03/12/2019		1	A		VA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
215753181	XXXX	XXXX		22577568			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Payoff Statement Fee. Fee Amount of $50.00 exceeds tolerance of $0.00. Sufficient or excess cure was provided to the borrower at Closing.	Fee was not disclosed on LE. No valid COC provided. Cure provided at closing.						03/12/2019		1	A		VA	Primary	Refinance - Cash-out - Other	Final CD evidences Cure	C	B	C	B	A	A	A	A	Non QM	Non QM	Yes
215753183	XXXX	XXXX		22577569			Credit	Borrower and Mortgage Eligibility	Mortgage / Program Eligibility	Borrower and Mortgage Eligibility	Guideline Requirement: Loan to value discrepancy.		Subject loan closed under incorrect program code and guidelines. Loan closed under program N51ABANK12A program, which followed Primary and Secondary Residences maximums. Loan should have closed under N51AINVBANK12A (Investment Property). Overlays for 12 month bank statements for investment properties include a reduction of 10% LTV from max., for investment cash out, which would be maximum 70% LTV/CLTV, no subordinate financing allowable.	Borrower on this alt documentation loan has a disposable income of [Redact] 43.43 months reserves > 6 months guideline minimum - borrowers have verified reserves of [Redact] 28.48% DTI on this alt documentation loan < 43% guideline max - 14.52% below program guideline maximum		Originator Originator Originator	Reviewer Comment (2019-03-25): Lender sent approval exception to allow up to [Redact] LTV. Buyer Comment (2019-03-25): post consummation exception approval uploaded.			03/25/2019	2	B		FL	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
215753183	XXXX	XXXX		22577571			Credit	Income / Employment	Income Documentation	Income / Employment	Closing Disclosure Subject Address does not match Note address.	-	Zip code on CD's do not match note.				Reviewer Comment (2019-03-25): Lender provided a copy of the business listing. Buyer Comment (2019-03-22): Proof of business ops Buyer Comment (2019-03-22): The erroneous exclusion is the two recurring mortgage payments totaling [Redact] [Redact] Bill Pay Mrtg Recurring [Redact] & [Redact] Bill Pay [Redact] [Redact] Reviewer Comment (2019-03-22): Lender provided a copy of the income worksheet. It shows an erroneous exclusion every month for [Redact] File still lack 3rd party verification of employment. This issue remains open. Buyer Comment (2019-03-21): UW income worksheet attached	03/25/2019			1	A		FL	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
215753183	XXXX	XXXX		22577572			Credit	Insurance	Insurance Analysis	Insurance	Guideline Requirement: Loan to value discrepancy.		Subject loan closed under incorrect program code and guidelines. Loan closed under program N51ABANK12A program, which followed Primary and Secondary Residences maximums. Loan should have closed under N51AINVBANK12A (Investment Property). Overlays for 12 month bank statements for investment properties include a reduction of [Redact] LTV from max., for investment cash out, which would be maximum [Redact] LTV/CLTV, no subordinate financing allowable.	Borrower on this alt documentation loan has a disposable income of [Redact] 43.43 months reserves > 6 months guideline minimum - borrowers have verified reserves of [Redact] 28.48% DTI on this alt documentation loan < 43% guideline max - 14.52% below program guideline maximum		Originator Originator Originator	Reviewer Comment (2019-03-28): Lender provided a post-consummation exception approval waiving the exception. Buyer Comment (2019-03-28): Uploaded post consummation exception approval - HAZ Ins.			03/28/2019	2	B		FL	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
215753183	XXXX	XXXX		22577573			Credit	System	General	Appraisal Reconciliation	Valuation address does not match Note address.	-	Appraisal Zip Code of [Redact] does not match Note Zip Code of [Redact]				Reviewer Comment (2019-03-25): Lender provided updated note. Buyer Comment (2019-03-25): LOI with revised deed/note.	03/25/2019			1	A		FL	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
215753183	XXXX	XXXX		22577574			Credit	System	General	System	Insufficient Coverage: Hazard insurance coverage amount is insufficient.		Hazard Insurance Coverage of [Redact] is insufficient to cover loan amount of [Redact]				Reviewer Comment (2019-03-27): Corrected 1003 provided. Buyer Comment (2019-03-26): here you go. strange. Reviewer Comment (2019-03-26): A corrected 1003 was not received. This issue remains open. Buyer Comment (2019-03-26): corrected 1003 uploaded.	03/27/2019			1	A		FL	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
215753183	XXXX	XXXX		22577575			Credit	System	General	System	1003 Subject Address does not match Note address.		Zip code on 1003 does not match note.				Reviewer Comment (2019-03-27): LOE and PCCD provided. Buyer Comment (2019-03-26): LOE uploaded. Reviewer Comment (2019-03-26): Lender provided a corrected PCCD dated [Redact] The file also requires a copy of the letter of explanation to the borrower disclosing the changes made. This issue remains open. Buyer Comment (2019-03-26): revised CD with correct zip code uploaded.	03/27/2019			1	A		FL	Investment	Refinance - Cash-out - Home Improvement		C	B	C	B	A	A	A	A	N/A	N/A	No
215753184	XXXX	XXXX		22577582			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Sufficient or excess cure was provided to the borrower at Closing.	Sufficient cure was provided to the borrower for the 10% fee tolerance exceeded.				Reviewer Comment (2019-03-20): Lender provided a copy of the signed and dated disclosure. This issue is cleared. Buyer Comment (2019-03-19): CD signed [Redact] uploaded.	03/20/2019			1	A		OR	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	No
215753184	XXXX	XXXX		22577583			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee. Fee Amount of [Redact] exceeds tolerance of [Redact] Sufficient or excess cure was provided to the borrower at Closing.	Fee was not disclosed on LE. No valid COC provided. Cure provided at closing.						03/14/2019		1	A		OR	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
215753184	XXXX	XXXX		22577584			Credit	Guideline	Guideline Issue	Guideline	Borrower does not have the minimum active tradelines per guidelines.		Borrower does not have the required number of open and active tradelines required by the program. Lender has granted an exception due to compensating factors.	DTI below max by 5% or greater Residual income required is $2500.00. Actual residual income is [Redact]		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-03-18): Lender approved exception waiving tradeline requirements.			03/18/2019	2	B		OR	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215753184	XXXX	XXXX		22577585			Credit	Guideline	Guideline Issue	Guideline	Borrower does not have the minimum active tradelines per guidelines.		Borrower does not have the required number of open and active tradelines required by the program. Lender has granted an exception due to compensating factors.	DTI below max by 5% or greater Residual income required is $2500.00. Actual residual income is [Redact]		Originator Pre-Close Originator Pre-Close	Reviewer Comment (2019-03-18): Lender approved exception allowing refinance of a rural property.			03/18/2019	2	B		OR	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215753184	XXXX	XXXX		22577586			Compliance	Compliance	Federal Compliance	TRID	Rural property type is not permitted per Guidelines.		Rural property is an ineliglble property per program guidelines. Lender has granted an exception due to compensating factors.						03/14/2019		1	A		OR	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	C	B	C	B	C	A	A	A	Non QM	Non QM	Yes
215753184	XXXX	XXXX		22577587			Credit	Credit	AUS Discrepancy / Guidelines Discrepancy	Guideline	Guideline Requirement: PITIA reserves months discrepancy.		Borrower assets are insufficient to meet 6 month reserve requirement.
Reviewer Comment (2019-03-26): Guidelines (Applications on or after [Redact] Version 4.2. Allows for 3 months reserves if Primary Occupancy, LTV [Redact] below program max and DTI [Redact] Borrower meets all required criteria. This issue is cleared.

Buyer Comment (2019-03-26): Please note per Guide V. 3.7 which applies to the application date for the file, reserves can be downgraded to 3 months if the following are met: primary residence, LTV > [Redact] below the max threshold, and DTI is < [Redact]  Please note the LTV is [Redact]  Max is [Redact]  DTI is [Redact]

Reviewer Comment (2019-03-22): The final cd reflects [Redact] was paid before close for appraisal. If borrower only paid [Redact] lender needs to provide pccd with letter of explanation to the borrower and copy of refund check if applicable. Exception remains.

Buyer Comment (2019-03-22): Carrington paid for the [Redact] & [Redact] per Invoices.  Borrower only paid the [Redact]

Reviewer Comment (2019-03-20): Assets are: [Redact] (Cash out at closing) - [Redact] (POC appraisal fee) = [Redact] (Net cash in hand). Assets before close are [Redact] (checking acct) + [Redact] (Cleared partial payment for appraisal; from checking account on [Redact]) = [Redact] [Redact] + [Redact] = [Redact] [Redact] / [Redact] = [Redact] To get over the [Redact] minimum reserves required, evidence of payment of the additional [Redact] POC (per final CD) needs to have evidence of payment and sourcing. This issue remains open.

Buyer Comment (2019-03-19): Borrower provided bank assets in the amount of [Redact] [Redact], Acct [Redact] [Redact].  This plus the cash out of [Redact] = [Redact] which covers the 6 months reserve requirement per CMS guidelines, Publish date of [Redact] pg. 81 of 127.  Note: AMC auditor Type-O for 5.98 mos in explanation bar.
																		03/26/2019			1	A		OR	Primary	Refinance - Cash-out - Debt Consolidation		C	B	C	B	C	A	A	A	Non QM	Non QM	No
215753185	XXXX	XXXX		22577578			Credit	System	General	System	Guideline Requirement: Investor qualifying total debt ratio discrepancy.		Excessive DTI as the [Redact] monthly payment on the co-signed equity loan was excluded from the lender's DTI calculation. To Note: the lender elected to not use rental income from the subject which could improve the DTI.				Reviewer Comment (2019-03-14): Corrected on redisclosed CD's.	03/14/2019			1	A		NJ	Investment	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	A	A	N/A	N/A	No
215753185	XXXX	XXXX		22577579			Credit	Missing Document	General	Missing Document	Missing Document: Rent Comparison Schedule not provided		The file was missing a copy of the 1007 Rent Comparable schedule required by the guidelines				Reviewer Comment (2019-03-15): Lender provided a copy of the comparable rent schedule. Buyer Comment (2019-03-15): 1007 uploaded.	03/15/2019			1	A		NJ	Investment	Refinance - Cash-out - Debt Consolidation		C	A	C	A	A	A	A	A	N/A	N/A	No
215753188	XXXX	XXXX		22577607			Compliance	Compliance	Federal Compliance	TRID	TRID Revised Loan Estimate Received Date > Closing Disclosure Received Date	TILA-RESPA Integrated Disclosure: Revised Loan Estimate 02/07/2019 received on or after the date the Closing Disclosure 2/8/2019 12:00:00 AM was received.	Evidence of earlier receipt was not provided.				Reviewer Comment (2021-09-16): Cleared	09/16/2021			1	A		FL	Primary	Purchase	No Defined Cure	B	A	A	A	B	A	A	A	Higher Priced QM	Higher Priced QM	No
215753189	XXXX	XXXX		22577609			Compliance	Compliance	Federal Compliance	ECOA	ECOA Appraisal - Appraisal Provided Prior to Date Performed	ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed. Unable to determine compliance with appraisal timing requirements.	The file contained documentation verifying the borrower received a copy of the appraisal on [Redact] which is prior to the revised appraisal date of [Redact] Provide documentation verifying the borrower received a copy of the updated appraisal.								2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	C	A	Non QM	Non QM	No
215753189	XXXX	XXXX		22577611			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.	Cure provided of [Redact] is insufficient to cure [Redact] Provide a Post Close CD disclosing the tolerance cure of [Redact] a copy of the refund check for remaining cure of [Redact] proof of delivery, and a copy of the letter of explanation sen to the borrower disclosing the changes made.				Reviewer Comment (2019-04-01): AMC received Letter of Explanation and Corrected CD.		04/01/2019		2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215753189	XXXX	XXXX		22577612			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Closing Costs Financed	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on [Redact] disclosed Closing Costs Financed that does not match actual amount of closing costs financed.	Final Closing Disclosure provided on [Redact] disclosed an amount financed of [Redact] calculated amount financed is [Redact] resulting in a variance of [Redact] To cure, provided corrected PC CD along with LOE to borrower and evidence of delivery.
Reviewer Comment (2019-04-01): AMC received Letter of Explanation and Corrected CD.

Buyer Comment (2019-03-29): Again, these fees are NOT subject to tolerance as the Title company is NOT on the SSPL. The borrowers chose their own title company.

Reviewer Comment (2019-03-29): The CPL fee increased by [Redact] on [Redact] the document prep fee increased by [Redact] on [Redact] the Lender's title insurance increased by [Redact] on [Redact] the Notary fee increased by [Redact] on [Redact] the recording fee (section G) increased by [Redact] on [Redact] and the Title recording service  fee increased by [Redact] on [Redact]  The increase, minus deductions and applied cure, is [Redact]  Please forward PCCD, LOE copy of refund check and proof of delivery in order to address the exception.

Buyer Comment (2019-03-28): The title settlement fee was always disclosed on the LE as [Redact] then changed to [Redact] on the CD and closed as [Redact] The only change was the title payee name from All Star Title, Inc. - Plano to Bay National Title Agency, LLC (mid loan)…Both of which are not on the SSPL so the PCCD moved all the title fees from Section B to Section C. Please clear invalid EV3 and all waterfall exceptions.
																			04/01/2019		2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215753189	XXXX	XXXX		22577613			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of [Redact] exceeds tolerance of [Redact] plus 10% or [Redact] Insufficient or no cure was provided to the borrower.	10% tolerance exceeded by [Redact] due to Title-Settlement Fee increase. No valid COC provided, nor evidence of cure in file.
Reviewer Comment (2019-04-01): AMC received Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD.

Buyer Comment (2019-03-29): Again, these fees are NOT subject to tolerance as the Title company is NOT on the SSPL. The borrowers chose their own title company.

Reviewer Comment (2019-03-29): The CPL fee increased by [Redact] on [Redact] the document prep fee increased by [Redact] on [Redact] the Lender's title insurance increased by [Redact] on [Redact] the Notary fee increased by [Redact] on [Redact] the recording fee (section G) increased by [Redact] on [Redact] and the Title recording service  fee increased by [Redact] on [Redact]  The increase, minus deductions and applied cure, is [Redact]  Please forward PCCD, LOE copy of refund check and proof of delivery in order to address the exception.

Buyer Comment (2019-03-28): The title settlement fee was always disclosed on the LE as [Redact] then changed to [Redact] on the CD and closed as [Redact] The only change was the title payee name from All Star Title, Inc. - Plano to Bay National Title Agency, LLC (mid loan)…Both of which are not on the SSPL so the PCCD moved all the title fees from Section B to Section C. Please clear invalid EV3 and all waterfall exceptions.
																			04/01/2019		2	B		AZ	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	C	A	Non QM	Non QM	Yes
215753189	XXXX	XXXX		22577615			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file was missing a copy of the secondary valuation, required on all securitized loans				Reviewer Comment (2019-03-28): Lender provided a copy of the Collateral Underwriter report reflecting a score of 1.3. Buyer Comment (2019-03-28): CDA with score of 1.3	03/28/2019			1	A		AZ	Primary	Refinance - Cash-out - Debt Consolidation		C	B	A	A	C	B	C	A	Non QM	Non QM	No
215753190	XXXX	XXXX		22577617			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Final Closing Disclosure Contact Information - Lender	TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on (redacted) did not disclose the required Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID).	The Contact Information section of the final CD did not disclose the Lender's Contact or Contact's NMLS ID. Post-close CD correcting the section and a copy of the letter of explanation to the borrower disclosing the changes made or an attestation from the lender stating that no individual contact was used on the transaction was provided in the file				Reviewer Comment (2019-03-20): PCCD and LOE on file.		03/20/2019		2	B		TX	Primary	Refinance - Rate/Term	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753194	XXXX	XXXX		22577633			Compliance	Compliance	Federal Compliance	TRID	TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $170.00 exceeds tolerance of $150.00. Sufficient or excess cure was provided to the borrower at Closing.							05/04/2019		1	A		NE	Primary	Refinance - Cash-out - Debt Consolidation	Final CD evidences Cure	A	A	A	A	A	A	A	A	Higher Priced QM	Higher Priced QM	Yes
215753196	XXXX	XXXX		22577640			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on (redacted) disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.						06/03/2019			1	A		AL	Primary	Refinance - Cash-out - Debt Consolidation	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753196	XXXX	XXXX		22577641			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Collateral Desktop Analysis. Fee Amount of $250.00 exceeds tolerance of $150.00. Insufficient or no cure was provided to the borrower.							05/29/2019		2	B		AL	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753196	XXXX	XXXX		22577643			Compliance	Compliance	Federal Compliance	TRID	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on (redacted) was electronically provided prior to borrower's consent to receive electronic disclosures. Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations.								12/12/2019	1	A		AL	Primary	Refinance - Cash-out - Debt Consolidation	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753196	XXXX	XXXX		22577644			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $176.50 exceeds tolerance of $138.00 plus 10% or $151.80. Insufficient or no cure was provided to the borrower.						06/03/2019			1	A		AL	Primary	Refinance - Cash-out - Debt Consolidation	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753201	XXXX	XXXX		22577662			Compliance	Compliance	Federal Compliance	ATR/QM Defect	General Ability To Repay Provision Investor Qualification Method not Matching ATR	Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).									2	B		ME	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753201	XXXX	XXXX		22577663			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Initial Loan Estimate Timing Electronically Provided	TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated (redacted) was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations.						07/25/2019			1	A		ME	Primary	Purchase		C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753201	XXXX	XXXX		22577664			Compliance	Compliance	Federal Compliance	TRID	TRID Loan Estimate Esign Consent Agreement Timing	ESIGN Act - Loan Estimate provided on (redacted) was electronically provided prior to borrower's consent to receive electronic disclosures. Disclosure will not be used to rebaseline for tolerance purposes and may result in disclosure timing violations.						07/25/2019			1	A		ME	Primary	Purchase	No Defined Cure	C	B	A	A	C	B	A	A	Non QM	Non QM	No
215753201	XXXX	XXXX		22577666			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $80.40 exceeds tolerance of $0.00. Insufficient or no cure was provided to the borrower.						07/25/2019			1	A		ME	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753201	XXXX	XXXX		22577667			Compliance	Compliance	Federal Compliance	TRID	TRID Final Closing Disclosure With Seller - Total Closing Costs Exceeds Limits	TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on (redacted) disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.						07/25/2019			1	A		ME	Primary	Purchase	Letter of Explanation & Corrected Closing Disclosure	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753201	XXXX	XXXX		22577668			Compliance	Compliance	Federal Compliance	TRID Defect	TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided	TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $178.00 exceeds tolerance of $110.00 plus 10% or $121.00. Insufficient or no cure was provided to the borrower.							07/18/2019		2	B		ME	Primary	Purchase	Fee Tolerance Refund Provide the Following: Letter of Explanation, Proof of Delivery, Copy of Refund Check, and Corrected CD	C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753201	XXXX	XXXX		22577670			Compliance	Compliance	State Compliance	State HPML	Maine HPML Threshold 2013 Test Compliant	Maine Higher-Priced Mortgage Loan: APR on subject loan of 8.71570% or Final Disclosure APR of 8.72400% is in excess of allowable threshold of APOR 4.58% + 1.5%, or 6.08000%, or subject loan is a high-cost mortgage loan, contains negative amortization, or has an interest-only feature. Compliant Higher Priced Loan.									1	B		ME	Primary	Purchase
Within 30 days of closing and prior to receiving any notice, notify borrower, make appropriate restitution and adjustments.

(Narrow Defense - Requires CHD Approval)
Within 60 days of closing and prior to receiving any notice, (1) provide Lender Attestation to SitusAMC attesting (a) lender has not received any notice from borrower regarding the failure and (b) the failure was not intentional and was a bona fide error notwithstanding procedures in place to prevent such loans from being made (specific details on how the higher-priced loan was made despite procredures to prevent); (2)  notify the borrower and make appropriate restitution/adjustments to the loan; and (3) proof of mailing.
																												C	B	A	A	C	B	A	A	Non QM	Non QM	Yes
215753204	XXXX	XXXX		22577688			Property	Appraisal Reconciliation	Value Discrepancy	Appraisal Reconciliation	Loan is to go in a securitization and reflects only one valuation product when two are required.		The file is missing a copy of the secondary valuation. Note: the final CD disclosed a CDA fee; however the CDA was not provided in the file.				Reviewer Comment (2019-08-06): CU Score provided is below (redacted) Secondary valuation is not requred. Buyer Comment (2019-07-31): Please note, commentary was incorrect. CU uploaded with a risk score of (redacted) Reviewer Comment (2019-07-30): CDA was not received. Buyer Comment (2019-07-28): CDA uploaded.	08/06/2019			1	A		FL	Investment	Refinance - Cash-out - Other		C	A	A	A			C	A			No